VANGUARD(R)MUNICIPAL BOND FUNDS


                       SEMIANNUAL REPORT * APRIL 30, 2002


BOND



VANGUARD TAX-EXEMPT MONEY MARKET FUND
VANGUARD SHORT-TERM TAX-EXEMPT FUND
VANGUARD LIMITED-TERM TAX-EXEMPT FUND
VANGUARD INTERMEDIATE-TERM TAX-EXEMPT FUND
VANGUARD INSURED LONG-TERM TAX-EXEMPT FUND
VANGUARD LONG-TERM TAX-EXEMPT FUND
VANGUARD HIGH-YIELD TAX-EXEMPT FUND

                                                        [PHOTO OF SHIP ON WATER]
                                                    [THE VANGUARD GROUP(R) LOGO]

WHAT YOU CAN CONTROL

As an investor, you cannot control how the financial markets perform. But there are vital variables that you can control. You can decide how much to invest. You can limit the risk in your portfolio by diversifying your holdings. And you can control the investment costs you incur.
     Costs may seem the least dramatic of the three. But costs have a powerful impact on how your wealth accumulates; they reduce, dollar for dollar, the returns that you can derive from an investment.
     Every mutual fund has operating expenses--to pay for investment managers, telephone support, and so on. These costs appear in the fund's expense ratio, which reflects the percentage of average net assets (your money) consumed each year by operating costs. In 2001, the average mutual fund had an expense ratio of 1.34% (or $13.40 per $1,000 in assets), according to data from Lipper Inc.
     For Vanguard(R) funds, the average expense ratio was less than one-fourth that amount (0.27%, or $2.70 per $1,000 in assets). Our average expense ratio has been less than the industry average for 25 years, and it's an advantage we aim to maintain.
     Under  our  unique  corporate  structure,  shareholders  like  you  own the
Vanguard funds, which in turn own The Vanguard Group. No middleman makes a profit from managing the operation. You bear all of the investment risk. It's only right that you reap as much of the potential reward as possible.
Contents
================================================================================
LETTER FROM THE CHAIRMAN                                  1
REPORT FROM THE ADVISER                                   6
FUND PROFILES                                             9
GLOSSARY OF INVESTMENT TERMS                             16
PERFORMANCE SUMMARIES                                    17
FINANCIAL STATEMENTS                                     21

SUMMARY
* All of the Vanguard Municipal Bond Funds eked out positive returns during the six months ended April 30, 2002, and all also outperformed their mutual fund peers.
* The economic rebound gave hope to stock investors, but it hurt bond prices because of investors' concern that a stronger economy would lead to higher interest rates.
*    Municipal bonds outperformed U.S. Treasury bonds during the six months.

                                                      [PHOTO OF JOHN J. BRENNAN]
                                                                 JOHN J. BRENNAN

LETTER FROM THE CHAIRMAN

Fellow Shareholder,

During the six months ended April 30, 2002, a decline in bond prices put a dent in the total returns of each of the vanguard(R) municipal bond funds. The six-month returns for our six bond funds ranged from 0.6% to 1.4%, as price decreases offset a portion of the income earned by each fund. (Our Tax-Exempt Money Market Fund's share price remained at $1, as is expected but not guaranteed.)
     Though the absolute performance of your funds was somewhat lackluster, their relative results were excellent. Each of our funds outperformed its average mutual fund peer.
================================================================================
COMPONENTS OF TOTAL RETURNS                      SIX MONTHS ENDED
                                                   April 30, 2002
--------------------------------------------------------------------------------
                                                              SEC
                             Total    Income   Capital Annualized
Tax-Exempt Fund             Return    Return    Return     Yield*
--------------------------------------------------------------------------------
MONEY MARKET**                0.7%      0.7%      0.0%      1.66%
SHORT-TERM
 Investor Shares              1.2       1.6      -0.4       2.35
 Admiral Shares               1.2       1.6      -0.4       2.41
LIMITED-TERM
 Investor Shares              1.3       2.0      -0.7       3.26
 Admiral Shares               1.3       2.0      -0.7       3.32
INTERMEDIATE-TERM
 Investor Shares              1.3       2.2      -0.9       3.91
 Admiral Shares               1.4       2.3      -0.9       3.97
INSURED LONG-TERM
 Investor Shares              0.8       2.4      -1.6       4.16
 Admiral Shares               0.8       2.4      -1.6       4.22
LONG-TERM
 Investor Shares              0.6       2.4      -1.8       4.47
 Admiral Shares               0.6       2.4      -1.8       4.53
HIGH-YIELD
 Investor Shares              1.3       2.7      -1.4       4.95
 Admiral SharesY              0.5       2.4      -1.9       5.01

*7-day yield for the  Tax-Exempt  Money Market Fund;  30-day yield for the other funds.
**An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.
YSince inception, November 12, 2001.

     The table at left breaks each fund's total return into its two components: income and capital. The table shows this information for each fund's Investor Shares and Admiral(TM) Shares, a lower-cost share class for large or long-standing accounts. In the table that follows this letter, you'll find each fund's net asset value at the beginning and end of the fiscal half-year, as well as the per-share amounts of the income dividends and capital gains distributions paid during the past 6 and 12 months. The income dividends paid by our funds are generally free from federal income taxes.
     During the half-year, the yields of our Money Market Fund and of the Investor and Admiral Shares of our Short-Term Fund declined--by 0.39 percentage point,0.19 percentage point, and 0.18 percentage point, respectively--while the yields of our other funds rose slightly (each by less than 0.30 percentage point).
================================================================================
MARKET BAROMETER                                                   TOTAL RETURNS
                                                    PERIODS ENDED APRIL 30, 2002
                                              ----------------------------------
                                                   Six          One         Five
                                                Months         Year       Years*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                       0.0%         7.8%         7.7%
  (Broad taxable market)
Lehman 10 Year Municipal Bond Index               1.2          7.2          6.5
Salomon Smith Barney 3-Month
  U.S. Treasury Bill Index                        1.0          2.9          4.8
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                   3.4%       -12.0%         7.9%
Russell 2000 Index (Small-caps)                  20.0          6.7          9.7
Wilshire 5000 Index (Entire market)               5.2         -9.9          7.7
MSCI EAFE Index (International)                   5.5        -13.9          1.3
================================================================================
CPI
Consumer Price Index                              1.2%         1.6%         2.3%
--------------------------------------------------------------------------------
*Annualized.

IN THE MARKETS: THE ECONOMIC REBOUND HELPED STOCKS, HURT BONDS
A modest economic recovery set the stage for the turnaround in the stock market but spooked the bond market, where many investors assumed that faster economic growth would mean higher interest rates. The recession that began in March 2001 seemed to have ended even before the year came to a close. After falling in the third quarter of 2001, the nation's real (inflation-adjusted) gross domestic product rose in the fourth quarter, then surged at an estimated annual rate of 5.6% in the first three months of 2002. The strong growth was bolstered by heavy investment in inventories and housing, by government defense expenditures, and by consumer spending, which never really slackened despite the economic slowdown. The job market, however, still had not caught up with the improving economy. In April the unemployment rate reached 6.0%--its highest level in almost eight years, though still low compared with the jobless rates following past recessions.
     The economy was helped along by the Federal Reserve Board, which made 11 cuts in its target for short-term interest rates in 2001, including two during your fund's fiscal half-year. The cuts brought the federal funds rate--the interest rate that banks charge each other for overnight loans made through the Federal Reserve System--to 1.75%, the lowest level in four decades.

BONDS STAGNATED
The Fed's rate cuts, the recovering economy, and concerns that the Fed may start raising interest rates before year-end caused yields on longer-term bonds to rise. The Lehman Brothers Aggregate Bond Index, a proxy for the taxable, investment-grade U.S. bond market, broke even for the six months, as falling prices completely offset interest income. Problems in the telecommunications industry made the situation worse--bonds issued by these companies fell drastically in price. The returns for high-yield ("junk") bonds were a notable exception to bonds' low returns: The Lehman High Yield Index gained 6.6% for the six months.
     The yield of the 10-year U.S. Treasury note rose 86 basis points (0.86 percentage point) during the six months to end the period at 5.09%. The yield of the 3-month Treasury bill--which follows the Fed's rate changes with a slight lag--fell 25 basis points to 1.76%.
     Yields of municipal bonds also rose during the period but not as much as Treasury yields. The yield of high-quality, 10-year municipal bonds climbed 30 basis points to 4.18%. Because Treasury yields rose more than muni yields, the gap between the income paid by taxable Treasuries and that paid by munis--whose interest income is exempt from federal income taxes--widened. However, muni bonds are still attractive for investors in high tax brackets. For those in the top federal tax bracket, a yield of 4.18% on a municipal bond is equivalent to a 6.80% yield on a taxable U.S. Treasury bond.
     The Report from the Adviser, which begins on page 6, provides more details about the municipal bond market.

STOCKS ROSE IN A VOLATILE PERIOD
During the six months ended April 30, 2002, the U.S. stock market alternately swelled and receded, but still posted a total return of 5.2%, as measured by the Wilshire 5000 Total Market Index. It was a solid gain and a welcome reversal from the declines of recent years. For those who had investments in small-capitalization stocks, the period was especially rewarding, as the small-cap Russell 2000 Index gained 20.0%. The large-cap Russell 1000 Index returned 3.4%.
     Across all market caps, value stocks--those with below-average prices relative to earnings, book value, and other measures--retained the lead they more or less have had over growth shares since the market's peak in March 2000. In international markets, however, the lead was reversed, with growth slightly outperforming value. U.S. and international markets did have a common denominator in the period: Their returns were hampered by slumping share prices in the troubled telecom industry, which was burdened by overcapacity, weak demand, and heavy debt.

VANGUARD'S MUNICIPAL BOND FUNDS
Each of our seven funds outperformed its average peer during the half-year. The table at left presents the returns of the funds' Investor Shares, along with the average returns of competing funds.

================================================================================
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                  April 30, 2002
                                                       Average
Tax-Exempt Fund                    Vanguard          Competing          Vanguard
Investor Shares                        Fund              Fund*         Advantage
--------------------------------------------------------------------------------
Money Market                           0.7%               0.5%             +0.2%
Short-Term                             1.2                0.8**            +0.4
Limited-Term                           1.3                1.1              +0.2
Intermediate-Term                      1.3                0.8              +0.5
Insured Long-Term                      0.8                0.3              +0.5
Long-Term                              0.6                0.4              +0.2
High-Yield                             1.3                0.9              +0.4
--------------------------------------------------------------------------------
 *Derived from data provided by Lipper Inc.
**Adjusted to exclude funds with a dollar-weighted average maturity greater than 2 years as of March 31, 2002.

     The   strength   of  our  funds  lies  in  the  skill  of  our   investment
manager--Vanguard's Fixed Income

Group--and our low costs. Costs are particularly important in bond fund investing because fund expenses are deducted directly from the income that investors receive. Therefore, the lower the bite of costs, the higher the percentage of the gross return earned by a fund that investors get to keep. The expense ratio (expenses as a percentage of average net assets) of our funds' Investor Shares is about 0.17%--or $1.70 per $1,000 invested. (Our Admiral Shares' expenses are even lower: about 0.12%.) In comparison, the average expense ratios for competing funds range from 0.70% to 1.29%. This huge difference between our costs and those of similar funds is an awfully high hurdle for our competitors to overcome--most simply can't do so.
================================================================================
Costs are particularly important in bond fund investing because fund expenses are deducted directly from the income that investors receive.
================================================================================
     Generally, our funds invest in higher-quality bonds than their average peers. This distinction did not work to our benefit during the half-year, when lower-quality bonds performed slightly better. However, our cost advantage more than made up for the difference. It's important to note that semiannual returns for bond funds account for only half of the year's interest income, while price changes reflect current movements in interest rates--rising when rates fall and falling when rates rise. For perspective, we present a full year's interest income in the returns in the table below. Keep in mind that although bond prices can swing dramatically, over the long run it is interest income that accounts for virtually all of a bond fund's total return.

BONDS HELP BALANCE A PORTFOLIO
Sticking with a diversified portfolio isn't always easy. Because certain segments of the financial markets are always performing better than others--it really can't be any other way--many investors are tempted to chase performance or to speculate about when to move into or out of a particular fund or asset class. But as the past several years have demonstrated, such investment strategies can be dangerous. That's why we believe that the best asset class to own is all of them and that the best time to own them is always. The challenge is making sure that your mix of stock funds, bond funds, and short-term investments is based on your personal goals, financial situation, and tolerance for risk.
================================================================================
COMPONENTS OF TOTAL RETURNS                                  Twelve Months Ended
                                                                  April 30, 2002
                                          --------------------------------------
Tax-Exempt Fund                              Total        Income         Capital
Investor Shares                             Return        Return          Return
--------------------------------------------------------------------------------
Money Market                                   2.0%          2.0%           0.0%
Short-Term                                     3.8           3.5            0.3
Limited-Term                                   5.3           4.3            1.0
Intermediate-Term                              6.6           4.9            1.7
Insured Long-Term                              6.9           5.0            1.9
Long-Term                                      7.2           5.2            2.0
High-Yield                                     6.1           5.5            0.6
--------------------------------------------------------------------------------
4

Thank you for entrusting your hard-earned money to us and for your confidence in our approach to investing.


Sincerely,

/S/ JOHN J. BRENNAN

John J. Brennan
Chairman and Chief Executive Officer

May 13, 2002


==============================================================================================================
FUND STATISTICS                                                                   PERIODS ENDED APRIL 30, 2002
                                    Net Asset Value
                                       Per Share                   Six Months                Twelve Months
                             ----------------------------    ---------------------   -------------------------
                              October 31,       April 30,       Income     Capital         Income      Capital
Tax-Exempt Fund                      2001            2002    Dividends       Gains      Dividends        Gains
--------------------------------------------------------------------------------------------------------------
MONEY MARKET                       $ 1.00          $ 1.00       $0.007      $0.000         $0.020       $0.000
SHORT-TERM
 Investor Shares                    15.74           15.68        0.246       0.000          0.553        0.000
 Admiral Shares                     15.74           15.68        0.250       0.000          0.561        0.000
LIMITED-TERM
 Investor Shares                    10.99           10.91        0.221       0.000          0.458        0.000
 Admiral Shares                     10.99           10.91        0.224       0.000          0.464        0.000
INTERMEDIATE-TERM
 Investor Shares                    13.61           13.45        0.305       0.031          0.623        0.031
 Admiral Shares                     13.61           13.45        0.309       0.031          0.630        0.031
INSURED LONG-TERM
 Investor Shares                    12.82           12.54        0.298       0.080          0.611        0.080
 Admiral Shares                     12.82           12.54        0.301       0.080          0.618        0.080
LONG-TERM
 Investor Shares                    11.38           11.14        0.272       0.030          0.553        0.030
 Admiral Shares                     11.38           11.14        0.275       0.030          0.558        0.030
HIGH-YIELD
 Investor Shares                    10.72           10.57        0.281       0.000          0.569        0.000
 Admiral Shares*                    10.78           10.57        0.264       0.000          0.264        0.000
--------------------------------------------------------------------------------------------------------------
*Since inception, November 12, 2001.

REPORT FROM THE ADVISER
During the six months ended April 30, all of the Vanguard Municipal Bond Funds provided positive returns that outpaced the results of their average peers. Overall, the increasing signs of economic recovery pushed bond prices lower during the fiscal half-year. However, municipal securities performed well relative to U.S. Treasury securities.

THE U.S. ECONOMY RECOVERED
The economic picture during the first half of the funds' 2002 fiscal year was considerably brighter than in the previous 12 months. The U.S. economy surged during the second half of the semiannual period. In the first three months of 2002, real gross domestic product grew at an estimated annual rate of 5.6%, well ahead of the 1.7% growth rate in fourth-quarter 2001 (not to mention the -1.3% contraction in the quarter before that). However, we note that U.S. consumers have essentially been carrying the rest of the economy on their backs. Spending continued at a terrific pace during the half-year as the wave of earlier home refinancings put extra cash into Americans' pockets.
     It's important to note that during the six months that ended on April 30, the nation and the financial markets were still dealing with the horrible events of September 11. The bond market, in particular, was affected by the intense interest in the safety offered by U.S. Treasury securities. Treasury prices soared immediately after the terrorist attacks but tailed off somewhat during the ensuing months as signs of economic growth emerged.
     As mentioned above, the most interesting aspect of the strong first-quarter economic growth was the remarkable spending stamina demonstrated by the American populace. Throughout the (relatively brief) recession, the U.S. consumer never blinked. People kept right on spending despite massive equity market losses, widespread layoffs, and a sharp initial drop in consumer confidence that was triggered by the September 11 terrorist attacks.
================================================================================
INVESTMENT PHILOSOPHY
Each fund holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each fund's maturity and quality mandates. In managing the funds, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each fund within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.
================================================================================
     Overall, the economy has appeared to be digging out of the recession, as the slowdown in inventory cutbacks added strongly to growth.

However, we believe that the recovery may not be quite as rapid as some market participants expect. In fact, we see at least two factors arguing for a more modest rebound: the reduced level of business investment and the probability that consumer spending cannot continue at such a torrid pace.
     Of course, the economic environment affected the level of interest rates during the half-year. The recession and the tragic events of September 11 prompted the Federal Reserve Board to reduce its target for short-term interest rates to 1.75%--a four-decade low. However, the Fed seems in no hurry to increase short-term interest rates, even in light of the seemingly positive economic news. With inflation well in check--companies have little pricing power, and commodity prices are low--the Fed can afford to keep rates low without fearing that economic growth will trigger higher prices any time soon.

MUNICIPAL BONDS PERFORMED RELATIVELY WELL
The impact of the recession on many municipalities has lingered, despite the recent economic improvement. To fill budget gaps caused by lower tax receipts, state and local governments have used a variety of tactics. They have:
     *Securitized tobacco settlement payments (essentially trading the rights to future payments for cash now).
     * Cut spending.
     * Curtailed  planned  income tax  reductions.
     As shown in the table below, yields of municipal bonds rose across the maturity spectrum during the six months. However, they rose less than yields on Treasuries, and this widening spread made munis somewhat less attractive to investors with taxable accounts than they were six months ago. Two-year municipal bonds, which provided about 92% of the yield of a comparable Treasury security at the end of the 2001 fiscal year, offered about 77% of the Treasury yield as of April 30. Longer-term municipal bonds also offered less yield relative to Treasuries than they had on October 31, 2001--when the 30-year muni yield was actually higher than that of the taxable Treasury bond--but these munis still provided about 93% of the 30-year Treasury bond's yield as of April 30.
     During the 2001 calendar year, the supply of municipal debt that came to the market was about 43% higher than in 2000. New-money issues (those used to fund new projects) were up almost 20%, while refunding issues (those used to replace higher-interest debt) climbed 325%. Through the first four months of 2002, total municipal issuance was ahead of last year's pace by about 15%.
======================================================================
YIELDS ON MUNICIPAL BONDS
(AAA Rated General-Obligation Issues)
                                                              Change
Maturity         April 30, 2002     October 31, 2001  (basis points)
----------------------------------------------------------------------
2 years                    2.47%                2.23%            +24
5 years                    3.41                 3.13             +28
10 years                   4.18                 3.88             +30
30 years                   5.19                 4.93             +26

Source: The Vanguard Group.
======================================================================

     Though municipal bonds are not quite as attractive relative to Treasuries as they were six months ago, we believe that munis still represent good value. In fact, for investors in the top federal income tax bracket, the 4.18% yield of a 10-year municipal bond is equivalent to a yield of about 6.80% for a fully taxable 10-year U.S. Treasury note. (The current yield of the 10-year Treasury on April 30 was 5.09%.) This "extra" after-tax income represents a significant advantage for muni investors.

 OUR  PLEDGE  TO  OUR  SHAREHOLDERS
Our dedication to sound investment-management principles and low costs has helped us to build an impressive performance record, both in the past six months and over the lifetimes of our funds. We fully expect that our time-tested investment philosophy will continue to work to the benefit of each of our shareholders.

Ian A. MacKinnon,  Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan,  Principal
Reid O. Smith,  Principal
VANGUARD FIXED INCOME GROUP

May 13, 2002

FUND PROFILE                                                As of April 30, 2002
     for Tax-Exempt Money Market Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 16.

===========================================
FINANCIAL ATTRIBUTES

Yield                                  1.7%
Average Maturity                    36 days
Average Quality                       MIG-1
Expense Ratio                        0.18%*
-------------------------------------------

===============================================
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

MIG-1/SP-1                            66.3%
A-1/P-1                               29.4
AAA/AA                                 4.3
A                                      0.0
----------------------------------------------
Total                                100.0%
----------------------------------------------

====================================================
LARGEST STATE CONCENTRATIONS (% of total net assets)

Texas                                 14.0%
Illinois                               6.9
Georgia                                6.0
Colorado                               5.8
Michigan                               4.9
Pennsylvania                           4.8
Massachusetts                          3.7
Ohio                                   3.6
District of Columbia                   3.6
Indiana                                3.5
---------------------------------------------------
Top Ten                               56.8%
--------------------------------------------------


*Annualized

                                                           [PICTURE OF COMPUTER]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                                As of April 30, 2002
  for SHORT-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 16.

========================================================
FINANCIAL ATTRIBUTES
                                     Best        Lehman
                            Fund     Fit*       Index**
--------------------------------------------------------
Number of Issues             332      5,695      42,952
Yield                                  2.8%        4.3%
  Investor Shares           2.4%
  Admiral Shares            2.4%
Yield to Maturity           2.2%         --          --
Average Coupon              3.9%       5.4%        5.3%
Average Maturity        446 days  2.9 years  13.9 years
Average Quality              AA+        AA+         AA+
Average Duration       1.2 years  2.5 years   7.7 years
Expense Ratio
  Investor Shares         0.17%Y         --          --
  Admiral Shares          0.12%Y         --          --
Cash Investments            0.0%         --          --
--------------------------------------------------------

================================================
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

AAA                                    54.2%
AA                                     41.0
A                                       0.6
BBB                                     3.8
BB                                      0.4
B                                       0.0
Not Rated                               0.0
------------------------------------------------
Total                                 100.0%
------------------------------------------------

========================================================
VOLATILITY MEASURES
                              Best               Lehman
                      Fund    Fit*     Fund     Index**
--------------------------------------------------------
R-Squared             0.91    1.00     0.65        1.00
Beta                  0.42    1.00     0.18        1.00
--------------------------------------------------------

================================================
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                           51.9%
1-3 Years                              34.2
3-5 Years                              13.9
Over 5 Years                            0.0
------------------------------------------------
Total                                 100.0%
------------------------------------------------

=======================================================
LARGEST STATE CONCENTRATIONS (% of total net assets)

Texas                                  13.1%
Pennsylvania                            8.5
Massachusetts                           6.1
New Jersey                              4.8
Illinois                                4.8
Ohio                                    4.6
Georgia                                 4.1
New York                                3.7
Nevada                                  3.7
Arizona                                 3.6
-------------------------------------------------------
Top Ten                                57.0%
-------------------------------------------------------

================================
INVESTMENT FOCUS

 Credit Qulaity             High
 Average Maturity          Short
--------------------------------



 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 YAnnualized.

FUND PROFILE                                                As of April 30, 2002
  for LIMITED-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 16.

========================================================
FINANCIAL ATTRIBUTES
                                       Best      Lehman
                            Fund       Fit*     Index**
--------------------------------------------------------
Number of Issues             484      5,695      42,952
Yield                       2.8%       4.3%
  Investor Shares           3.3%
  Admiral Shares            3.3%
Yield to Maturity           3.1%         --          --
Average Coupon              4.3%       5.4%        5.3%
Average Maturity       3.1 years  2.9 years  13.9 years
Average Quality              AA+        AA+         AA+
Average Duration       2.7 years  2.5 years   7.7 years
Expense Ratio
  Investor Shares         0.17%Y         --          --
  Admiral Shares          0.12%Y         --          --
Cash Investments            0.0%         --          --
--------------------------------------------------------

================================================
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)
AAA                                    56.7%
AA                                     28.7
A                                       6.0
BBB                                     6.9
BB                                      1.4
B                                       0.0
Not Rated                               0.3
------------------------------------------------
Total                                 100.0%
------------------------------------------------

=======================================================
VOLATILITY MEASURES
                              Best               Lehman
                      Fund    Fit*     Fund     Index**
-------------------------------------------------------
R-Squared             0.96    1.00     0.81        1.00
Beta                  1.01    1.00     0.47        1.00
-------------------------------------------------------

================================================
Distribution by Maturity (% of portfolio)

Under 1 Year                           19.6%
1-3 Years                              29.7
3-5 Years                              26.9
Over 5 Years 23.8
------------------------------------------------
Total                                 100.0%
------------------------------------------------

================================
INVESTMENT FOCUS

 Credit Qulaity             High
 Average Maturity          Short
--------------------------------


=======================================================
LARGEST STATE CONCENTRATIONS (% of total net assets)

Texas                                  14.3%
Illinois                                6.3
Pennsylvania                            5.9
New York                                4.8
Colorado                                4.5
Ohio                                    4.4
Georgia                                 4.3
Michigan                                4.1
New Jersey                              4.0
California                              3.8
-------------------------------------------------------
Top Ten                                56.4%
-------------------------------------------------------



 *Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 YAnnualized.


                                                           [PICTURE OF COMPUTER]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                                As of April 30, 2002
  for INTERMEDIATE-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 16.

========================================================
FINANCIAL ATTRIBUTES
                                       Best      Lehman
                            Fund       Fit*     Index**
--------------------------------------------------------
Number of Issues           1,152      4,583      42,952
Yield                                  3.8%        4.3%
  Investor Shares           3.9%
  Admiral Shares            4.0%
Yield to Maturity           3.9%         --          --
Average Coupon              4.9%       5.2%        5.3%
Average Maturity       6.1 years  6.9 years  13.9 years
Average Quality              AA+        AA+         AA+
Average Duration       4.8 years  5.3 years   7.7 years
Expense Ratio
  Investor Shares         0.17%Y         --          --
  Admiral Shares          0.12%Y         --          --
Cash Investments            0.7%         --          --
--------------------------------------------------------

================================================
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

AAA                                    65.5%
AA                                     23.1
A                                       4.2
BBB                                     4.8
BB                                      1.7
B                                       0.3
Not Rated                               0.4
------------------------------------------------
Total                                 100.0%
------------------------------------------------

=======================================================
VOLATILITY MEASURES
                              Best               Lehman
                      Fund    Fit*     Fund     Index**
-------------------------------------------------------
R-Squared             0.95    1.00     0.96        1.00
Beta                  0.93    1.00     0.84        1.00
-------------------------------------------------------

================================================
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                           15.0%
1-5 Years                              20.4
5-10 Years                             55.8
10-20 Years                             8.7
20-30 Years                             0.1
Over 30 Years                           0.0
------------------------------------------------
Total                                 100.0%
------------------------------------------------


================================
INVESTMENT FOCUS
  Credit Quality            High
  Average Maturity        Medium
--------------------------------

=======================================================
LARGEST STATE CONCENTRATIONS (% of total net assets)

Texas                                  12.2%
New York                               10.1
California                              7.5
New Jersey                              7.2
Massachusetts                           7.2
Pennsylvania                            4.5
Georgia                                 4.1
Illinois                                4.0
Florida                                 3.9
Colorado                                3.7
-------------------------------------------------------
Top Ten                                64.4%
-------------------------------------------------------



 *Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 YAnnualized.

FUND PROFILE                                                As of April 30, 2002
  for INSURED LONG-TERM TAX-EXEMPT FUND

THIS PROFILE PROVIDES A SNAPSHOT OF THE FUND'S CHARACTERISTICS, COMPARED WHERE APPROPRIATE TO BOTH AN UNMANAGED INDEX THAT WE CONSIDER A "BEST FIT" FOR THE FUND AND A BROAD MARKET INDEX. KEY TERMS ARE DEFINED ON PAGE 16.

========================================================
FINANCIAL ATTRIBUTES
                                       Best      Lehman
                            Fund       Fit*     Index**
--------------------------------------------------------
Number of Issues             301      8,314      42,952
Yield                                  4.1%        4.3%
 Investor Shares            4.2%
 Admiral Shares             4.2%
Yield to Maturity           4.4%         --          --
Average Coupon              4.5%       5.4%        5.3%
Average Maturity       9.7 years  9.9 years  13.9 years
Average Quality              AAA        AA+         AA+
Average Duration       7.2 years  6.6 years   7.7 years
Expense Ratio
  Investor Shares         0.17%Y         --          --
  Admiral Shares          0.12%Y         --          --
Cash Investments            0.0%         --          --
--------------------------------------------------------

================================================
Distribution by Credit Quality (% of portfolio)

AAA                                    92.3%
AA                                      7.7
A                                       0.0
BBB                                     0.0
BB                                      0.0
B                                       0.0
Not Rated                               0.0
------------------------------------------------
Total                                 100.0%
------------------------------------------------

=======================================================
Volatility Measures
                              Best               Lehman
                      Fund    Fit*     Fund     Index**
-------------------------------------------------------
R-Squared             0.94    1.00     0.98        1.00
Beta                  1.12    1.00     1.18        1.00
-------------------------------------------------------

================================================
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                           14.7%
1-5 Years                               4.4
5-10 Years                             45.8
10-20 Years                            24.6
20-30 Years                             8.0
Over 30 Years                           2.5
------------------------------------------------
Total 100.0%
------------------------------------------------

================================
INVESTMENT FOCUS
  Credit Quality            High
  Average Maturity          Long
--------------------------------

=====================================================
LARGEST STATE CONCENTRATIONS (% of total net assets)

Texas                                  11.5%
Illinois                                8.5
New York                                8.0
New Jersey                              7.7
Pennsylvania                            5.6
Georgia                                 5.5
Florida                                 5.5
Colorado                                5.4
California                              4.7
Massachusetts                           4.7
-----------------------------------------------------
Top Ten                                67.1%
-----------------------------------------------------


 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 YAnnualized.

                                                           [PICTURE OF COMPUTER]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                                As of April 30, 2002
  for LONG-TERM TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on page 16.

========================================================
FINANCIAL ATTRIBUTES
                                       Best      Lehman
                            Fund       Fit*     Index**
--------------------------------------------------------
Number of Issues             248      8,314      42,952
Yield                       4.1%       4.3%
  Investor Shares           4.5%
  Admiral Shares            4.5%
Yield to Maturity           4.5%         --          --
Average Coupon              4.0%       5.4%        5.3%
Average Maturity      10.4 years  9.9 years  13.9 years
Average Quality              AA+        AA+         AA+
Average Duration       7.6 years  6.6 years   7.7 years
Expense Ratio
  Investor Shares         0.17           --          --
  Admiral Shares          0.12%Y         --          --
Cash Investments            1.0%         --          --
--------------------------------------------------------

================================================
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

AAA                                    63.7%
AA                                     24.1
A                                       6.0
BBB                                     4.9
BB                                      0.9
B                                       0.0
Not Rated                               0.4
------------------------------------------------
Total 100.0%
------------------------------------------------

=======================================================
VOLATILITY MEASURES
                              Best               Lehman
                      Fund    Fit*     Fund     Index**
-----------------------------------------------------
R-Squared             0.92   1.00      0.98        1.00

Beta                  1.13   1.00      1.19        1.00
-------------------------------------------------------

================================================
Distribution by Maturity (% of portfolio)
------------------------------------------------
Under 1 Year                           12.6%
1-5 Years                               5.7
5-10 Years                             46.1
10-20 Years                            24.6
20-30 Years                             9.1
Over 30 Years                           1.9
------------------------------------------------
Total                                 100.0%
------------------------------------------------

==========================
INVESTMENT FOCUS
  Credit Quality      High
  Average Maturity    Long
--------------------------

=======================================================
Largest State Concentrations (% of total net assets)

Texas                                   19.2%
New York                                 7.8
California                               7.7
Massachusetts                            7.2
Illinois                                 6.3
Colorado                                 5.3
Georgia                                  4.8
Michigan                                 3.7
Pennsylvania                             3.4
New Jersey                               3.0
-------------------------------------------------------
Top Ten                                 68.4%
-------------------------------------------------------

 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
 YAnnualized.

FUND PROFILE                                                As of April 30, 2002
  for HIGH-YIELD TAX-EXEMPT FUND

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to an unmanaged index. Key terms are defined on page 16.

============================================
FINANCIAL ATTRIBUTES
                                      Lehman
                            Fund      Index*
--------------------------------------------
Number of Issues             398      42,952
Yield                                   4.3%
  Investor Shares           5.0%
  Admiral Shares            5.0%
Yield to Maturity           5.2%          --
Average Coupon              5.0%        5.3%
Average Maturity      10.8 years  13.9 years
Average Quality               A+         AA+
Average Duration       7.1 years   7.7 years
Expense Ratio
  Investor Shares        0.17%**          --
  Admiral Shares         0.11%**          --
Cash Investments            0.0%          --
--------------------------------------------

================================================
Distribution by Credit Quality (% of portfolio)

AAA                                    35.7%
AA                                     18.9
A                                      11.5
BBB                                    18.8
BB                                      6.0
B                                       0.8
Not Rated                               8.3
-----------------------------------------------
Total                                 100.0%
------------------------------------------------

================================
VOLATILITY MEASURES
                          Lehman
                    Fund  Index*
--------------------------------
R-Squared           0.92    1.00
Beta                0.97    1.00
--------------------------------

================================================
Distribution by Maturity (% of portfolio)

Under 1 Year                            8.8%
1-5 Years                              15.0
5-10 Years                             41.4
10-20 Years                            18.2
20-30 Years                            13.2
Over 30 Years                           3.4
------------------------------------------------
Total 100.0%
------------------------------------------------

==========================
INVESTMENT FOCUS
  Credit Quality    Medium
  Average Maturity   Long
--------------------------

=======================================================
Largest State Concentrations (% of total net assets)

Texas                                  11.1%
New York                                8.8
California                              8.4
Pennsylvania                            7.3
Massachusetts                           6.3
New Jersey                              5.8
Illinois                                3.8
Florida                                 3.5
Virginia                                3.1
Colorado                                3.1
-------------------------------------------------------
Top Ten 61.2%
-------------------------------------------------------

*Lehman Municipal Bond Index.
**Annualized.

                                                           [PICTURE OF COMPUTER]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's "best fit" index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's "best fit" index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                       As of April 30, 2002

All of the data on this page and the following pages represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TAX-EXEMPT MONEY MARKET FUND
===============================================================
FISCAL-YEAR TOTAL RETURNS (%) October 31, 1991-April 30, 2002
---------------------------------------------------------------
                         Tax-Exempt              Average
                      Money Market Fund            Fund*
---------------------------------------------------------------
Fiscal                      Total                 Total
Year                       Return                Return
---------------------------------------------------------------
1992                          3.3%                  2.8%
1993                          2.5                   2.0
1994                          2.5                   2.1
1995                          3.7                   3.3
1996                          3.4                   3.0
1997                          3.5                   3.0
1998                          3.4%                  3.0%
1999                          3.1                   2.6
2000                          3.9                   3.4
2001                          3.2                   2.6
2002**                        0.7                   0.5
---------------------------------------------------------------
          SEC 7-Day Annualized Yield (4/30/2002): 1.66%
---------------------------------------------------------------

 *Average Tax-Exempt Money Market Fund; derived from data provided by
  Lipper Inc.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on page 27 for dividend information.


================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.
                                                              Ten Years
                                               One   Five --------------------
                              Inception Date  Year  Years Capital  Income Total
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND       6/10/1980 2.23%  3.26%   0.00%   3.16% 3.16%
--------------------------------------------------------------------------------

SHORT-TERM TAX-EXEMPT FUND
===================================================================
Fiscal-Year Total Returns (%) October 31, 1991-April 30, 2002
-------------------------------------------------------------------
       Short-Term Tax-Exempt Fund
                  Investor Shares              Lehman*
Fiscal       Capital        Income        Total         Total
Year          Return        Return       Return        Return
-------------------------------------------------------------------
1992             0.8%          4.5%         5.3%          7.8%
1993             0.3           3.9          4.2           6.6
1994            -1.3           3.5          2.2           1.4
1995             1.2           4.1          5.3           8.0
1996            -0.1           4.0          3.9           4.5
1997             0.0           4.0          4.0           5.5
1998             0.5%          4.0%         4.5%          5.7%
1999            -1.0           3.7          2.7           2.2
2000             0.1           4.1          4.2           4.9
2001             1.5           4.2          5.7           8.7
2002**          -0.4           1.6          1.2           1.6
-------------------------------------------------------------------
 *Lehman 3 Year Municipal Bond Index.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on pages 28 and 29 for dividend and capital gains information.


LIMITED-TERM TAX-EXEMPT FUND
===================================================================
Fiscal-Year Total Returns (%) October 31, 1991-April 30, 2002
-------------------------------------------------------------------
    Limited-Term Tax-Exempt Fund
                 Investor Shares               Lehman*
Fiscal       Capital        Income        Total         Total
Year          Return        Return       Return        Return
-------------------------------------------------------------------
1992             1.7%          5.3%         7.0%          7.8%
1993             2.4           4.6          7.0           6.6
1994            -3.1           4.2          1.1           1.4
1995             2.5           4.7          7.2           8.0
1996            -0.2           4.6          4.4           4.5
1997             0.5           4.5          5.0           5.5
1998             1.0%          4.4%         5.4%          5.7%
1999            -2.4           4.2          1.8           2.2
2000             0.5           4.5          5.0           4.9
2001             3.3           4.6          7.9           8.7
2002**          -0.7           2.0          1.3           1.6
-------------------------------------------------------------------
 *Lehman 3 Year Municipal Bond Index.
**Six months ended April 30, 2002.
Note:  See  Financial   Highlights  table  on  pages  30  and  31  for  dividend
information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                              Ten Years
                                               One   Five --------------------
                              Inception Date  Year  Years Capital  Income Total
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT FUND
  Investor Shares                   9/1/1977  3.35%  4.07%   0.10%   3.92% 4.02%
  Admiral Shares                   2/12/2001  3.40   3.50*     --      --    --
--------------------------------------------------------------------------------
LIMITED-TERM TAX-EXEMPT FUND
  Investor Shares                  8/31/1987  3.46%  4.75%   0.37%   4.51% 4.88%
  Admiral Shares                   2/12/2001  3.51   3.63*     --      --    --
--------------------------------------------------------------------------------
*Returns are since inception.

INTERMEDIATE-TERM TAX-EXEMPT FUND
===================================================================
Fiscal-Year Total Returns (%) October 31, 1991-April 30, 2002
-------------------------------------------------------------------
 Intermediate-Term Tax-Exempt Fund
                   Investor Shares            Lehman*
Fiscal       Capital        Income        Total         Total
Year          Return        Return       Return        Return
-------------------------------------------------------------------
1992             1.2%          6.0%         7.2%          8.2%
1993             8.4           5.9         14.3          12.0
1994            -6.5           5.0         -1.5          -1.9
1995             6.3           5.8         12.1          12.3
1996            -0.3           5.2          4.9           4.7
1997             1.3           5.3          6.6           7.4
1998             1.7%          5.1%         6.8%          7.4%
1999            -5.2           4.8         -0.4           0.0
2000             2.0           5.3          7.3           6.8
2001             4.3           5.1          9.4           9.9
2002**          -0.9           2.2          1.3           1.5
-------------------------------------------------------------------
 *Lehman 7 Year Municipal Bond Index.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on pages 32 and 33 for dividend and capital gains information.


INSURED LONG-TERM TAX-EXEMPT FUND
===================================================================
Fiscal-Year Total Returns (%) October 31, 1991-April 30, 2002
-------------------------------------------------------------------
 Insured Long-Term Tax-Exempt Fund
                   Investor Shares            Lehman*
Fiscal       Capital        Income        Total         Total
Year          Return        Return       Return        Return
-------------------------------------------------------------------
1992             0.2%          6.5%         6.7%          8.2%
1993            10.7           6.4         17.1          14.7
1994           -10.8           5.2         -5.6          -3.2
1995             9.5           6.4         15.9          14.8
1996             0.7           5.6          6.3           5.0
1997             1.9           5.7          7.6           8.7
1998             2.4%          5.5%         7.9%          8.3%
1999            -7.7           5.0         -2.7          -1.2
2000             3.8           5.9          9.7           8.2
2001             5.6           5.4         11.0          10.2
2002**          -1.6           2.4          0.8           1.2
-------------------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on pages 34 and 35 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2002
This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                Ten Years
                                               One   Five --------------------
                              Inception Date  Year  Years Capital  Income Total
--------------------------------------------------------------------------------
INTERMEDIATE-TERM TAX-EXEMPT FUND
  Investor Shares                   9/1/1977  3.44%  5.48%   1.00%   5.26% 6.26%
  Admiral Shares                   2/12/2001  3.49   3.66*     --      --    --
--------------------------------------------------------------------------------
INSURED LONG-TERM TAX-EXEMPT FUND
  Investor Shares                  9/30/1984  3.08%  6.12%   1.14%   5.66% 6.80%
  Admiral Shares                   2/12/2001  3.13   3.37*     --      --    --
--------------------------------------------------------------------------------
*Returns are since inception.

LONG-TERM TAX-EXEMPT FUND
===================================================================
Fiscal-Year Total Returns (%) October 31, 1991-April 30, 2002
-------------------------------------------------------------------
         Long-Term Tax-Exempt Fund
                   Investor Shares            Lehman*
Fiscal       Capital        Income        Total         Total
Year          Return        Return       Return        Return
-------------------------------------------------------------------
1992             0.8%          6.7%         7.5%          8.2%
1993            10.5           6.4         16.9          14.7
1994           -10.7           5.2         -5.5          -3.2
1995             9.5           6.5         16.0          14.8
1996             1.1           5.6          6.7           5.0
1997             2.6           5.6          8.2           8.7
1998             2.4%          5.4%         7.8%          8.3%
1999            -8.3           4.8         -3.5          -1.2
2000             3.8           5.8          9.6           8.2
2001             6.1           5.4         11.5          10.2
2002**          -1.8           2.4          0.6           1.2
-------------------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on pages 36 and 37 for dividend and capital gains information.

HIGH-YIELD TAX-EXEMPT FUND
===================================================================
Fiscal-Year Total Returns (%) October 31, 1991-April 30, 2002
-------------------------------------------------------------------
        High-Yield Tax-Exempt Fund
                   Investor Shares            Lehman*
Fiscal       Capital        Income        Total         Total
Year          Return        Return       Return        Return
-------------------------------------------------------------------
1992             0.6%          7.1%         7.7%          8.4%
1993            10.0           6.8         16.8          14.1
1994           -10.5           5.5         -5.0          -4.3
1995             9.0           6.8         15.8          14.8
1996             0.3           5.7          6.0           5.7
1997             2.5           5.9          8.4           8.5
1998             2.6%          5.6%         8.2%          8.0%
1999            -7.8           5.0         -2.8          -1.8
2000             1.8           6.0          7.8           8.5
2001             4.0           5.8          9.8          10.5
2002**          -1.4           2.7          1.3           1.1
-------------------------------------------------------------------
 *Lehman Municipal Bond Index.
**Six months ended April 30, 2002.
Note: See Financial Highlights table on pages 38 and 39 for dividend and capital gains information.

================================================================================
AVERAGE ANNUAL TOTAL RETURNS for periods ended March 31, 2002

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                Ten Years
                                               One   Five --------------------
                              Inception Date  Year  Years Capital  Income Total
--------------------------------------------------------------------------------
LONG-TERM TAX-EXEMPT FUND
  Investor Shares                   9/1/1977  3.30%  6.12%   1.25%   5.65% 6.90%
  Admiral Shares                   2/12/2001  3.35   3.64*     --      --    --
--------------------------------------------------------------------------------
HIGH-YIELD TAX-EXEMPT FUND
  Investor Shares                 12/27/1978  3.43%  5.88%   0.83%   5.92% 6.75%
  Admiral Shares                  11/12/2001 -1.04*    --      --      --    --
--------------------------------------------------------------------------------
*Returns are since inception.

FINANCIAL STATEMENTS
   April 30, 2002 (unaudited)
The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Municipal Bond Funds--is included as an insert to this report.

STATEMENT OF OPERATIONS
This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

========================================================================================================================
                                                        Tax-Exempt        Short-Term      Limited-Term Intermediate-Term
                                                 Money Market Fund   Tax-Exempt Fund   Tax-Exempt Fund   Tax-Exempt Fund
                                                ------------------------------------------------------------------------
                                                                         Six Months Ended April 30, 2002
                                                ------------------------------------------------------------------------
                                                              (000)             (000)             (000)             (000)
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                                                  $76,844           $43,975           $83,235          $247,799
------------------------------------------------------------------------------------------------------------------------
  Total Income                                              76,844            43,975            83,235           247,799
------------------------------------------------------------------------------------------------------------------------
Expenses
The Vanguard Group--Note B
  Investment Advisory Services                                 488               122               185               516
  Management and Administrative--Investor Shares             6,728             1,040             1,606             4,949
  Management and Administrative--Admiral Shares*                --               475               770             1,541
  Marketing and Distribution--Investor Shares                  961               142               224               589
  Marketing and Distribution--Admiral Shares*                   --                81               103               217
 Custodian Fees                                                 35                 9                22                43
 Auditing Fees                                                   4                 6                 6                 6
 Shareholders' Reports--Investor Shares                         89                19                28               102
 Shareholders' Reports--Admiral Shares*                         --                 6                 9                25
 Trustees' Fees and Expenses                                     4                 1                 2                 4
------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                             8,309             1,901             2,955             7,992
  Expenses Paid Indirectly--Note C                             (25)              (55)             (218)             (437)
------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                               8,284             1,846             2,737             7,555
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                       68,560            42,129            80,498           240,244
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                                    (30)             (808)           (2,015)           23,942
 Futures Contracts                                              --                --             2,239            29,174
------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                       (30)             (808)              224            53,116
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                                          --           (10,541)          (28,498)         (162,497)
 Futures Contracts                                              --                --             1,535             2,865
------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                                                 --           (10,541)          (26,963)         (159,632)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                 $68,530           $30,780           $53,759          $133,728
========================================================================================================================

*The Tax-Exempt Money Market Fund does not offer Admiral Shares.

=========================================================================================================================
                                                                   Insured Long-Term         Long-Term        High-Yield
                                                                     Tax-Exempt Fund   Tax-Exempt Fund   Tax-Exempt Fund
                                                -------------------------------------------------------------------------
                                                                         Six Months Ended April 30, 2002
                                                -------------------------------------------------------------------------
                                                                                (000)             (000)             (000)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                                                                    $67,483           $49,399          $100,557
-------------------------------------------------------------------------------------------------------------------------
  Total Income                                                                67,483            49,399           100,557
-------------------------------------------------------------------------------------------------------------------------
Expenses
 The Vanguard Group--Note B
  Investment Advisory Services                                                   137                96               195
  Management and Administrative--Investor Shares                               1,394               898             1,826
  Management and Administrative--Admiral Shares                                  366               310               418
  Marketing and Distribution--Investor Shares                                    143                99               248
  Marketing and Distribution--Admiral Shares                                      51                42                26
 Custodian Fees                                                                   11                10                17
 Auditing Fees                                                                     6                 6                 6
 Shareholders' Reports--Investor Shares                                           33                21                44
 Shareholders' Reports--Admiral Shares                                             7                 5                 7
 Trustees' Fees and Expenses                                                       1                 1                 2
  ------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                                               2,149             1,488             2,789
  Expenses Paid Indirectly--Note C                                              (145)              (93)              (46)
  ------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                                                 2,004             1,395             2,743
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         65,479            48,004            97,814
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                      23,797            10,876             8,299
-------------------------------------------------------------------------------------------------------------------------
 Investment Securities Sold                                                   18,002             2,956               813
 Futures Contracts                                                             5,795             7,920             7,486
-------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                                                      23,797            10,876             8,299
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 Investment Securities                                                       (73,042)          (48,271)          (67,543)
 Futures Contracts                                                             4,932               251             6,458
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                             (68,110)          (48,020)          (61,085)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                                   $21,166           $10,860           $45,028
=========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

=======================================================================================================================
                                                              Tax-Exempt                                  Short-Term
                                                           Money Market Fund                         Tax-Exempt Fund
                                                   -------------------------------     --------------------------------
                                                      Six Months              Year        Six Months              Year
                                                           Ended             Ended             Ended             Ended
                                                   Apr. 30, 2002     Oct. 31, 2001     Apr. 30, 2002     Oct. 31, 2001
                                                            (000)             (000)             (000)             (000)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                  $ 68,560         $ 263,562          $ 42,129          $ 87,187
 Realized Net Gain (Loss) (30) 120 (808) 1,216
 Change in Unrealized Appreciation (Depreciation)             --                --           (10,541)           32,100
------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                              68,530           263,682            30,780           120,503
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                        (68,560)         (263,562)          (22,668)          (63,177)
   Admiral Shares*                                            --                --           (19,461)          (24,010)
Realized Capital Gain
  Investor Shares                                             --                --                --                --
  Admiral Shares*                                             --                --                --                --
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                    (68,560)         (263,562)          (42,129)          (87,187)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                                        454,007           913,981           328,341          (715,031)
  Admiral Shares*                                             --                --           359,736         1,049,902
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from
  Capital Share Transactions                             454,007           913,981           688,077           334,871
-----------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                               453,977           914,101           676,728           368,187
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                   9,128,046         8,213,945         2,372,634         2,004,447
-----------------------------------------------------------------------------------------------------------------------
 End of Period                                        $9,582,023        $9,128,046        $3,049,362        $2,372,634
=======================================================================================================================

*The Tax-Exempt Money Market Fund does not offer Admiral Shares.

=======================================================================================================================
                                                               Limited-Term                     Intermediate-Term
                                                             Tax-Exempt Fund                     Tax-Exempt Fund
                                                   -------------------------------     --------------------------------
                                                      Six Months              Year        Six Months              Year
                                                           Ended             Ended             Ended             Ended
                                                   Apr. 30, 2002     Oct. 31, 2001     Apr. 30, 2002     Oct. 31, 2001
                                                            (000)             (000)             (000)             (000)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                  $ 80,498         $ 139,495         $ 240,244         $ 454,189
 Realized Net Gain (Loss)                                    224                 6            53,116            36,807
 Change in Unrealized Appreciation (Depreciation)        (26,963)          101,106          (159,632)          355,994
------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                              53,759           240,607           133,728           846,990
------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                        (44,088)         (102,992)         (154,347)         (363,321)
  Admiral Shares                                         (36,410)          (36,503)          (85,897)          (90,868)
 Realized Capital Gain
  Investor Shares                                             --                --           (15,424)               --
  Admiral Shares                                              --                --            (8,381)               --
------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                    (80,498)         (139,495)         (264,049)         (454,189)
------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                                        165,164          (728,398)           16,834        (1,950,374)
  Admiral Shares                                         450,786         1,554,746           480,316         3,442,835
------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease)
   from Capital Share Transactions                       615,950           826,348           497,150         1,492,461
------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                               589,211           927,460           366,829         1,885,262
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                   3,702,267         2,774,807        10,438,380         8,553,118
------------------------------------------------------------------------------------------------------------------------
End of Period                                        $4,291,478         $3,702,267       $10,805,209       $10,438,380
========================================================================================================================

========================================================================================================================

                                                           Insured Long-Term                        Long-Term
                                                            Tax-Exempt Fund                      Tax-Exempt Fund
                                                   -------------------------------     --------------------------------
                                                      Six Months              Year        Six Months              Year
                                                           Ended             Ended             Ended             Ended
                                                   Apr. 30, 2002     Oct. 31, 2001     Apr. 30, 2002     Oct. 31, 2001
                                                            (000)             (000)             (000)             (000)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                  $ 65,479         $ 128,654          $ 48,004          $ 93,005
 Realized Net Gain (Loss)                                 23,797            13,985            10,876            21,611
 Change in Unrealized Appreciation (Depreciation)        (68,110)          121,435           (48,020)           82,478
-----------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets
  Resulting from Operations                               21,166           264,074            10,860           197,094
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income Investor Shares                   (44,696)         (106,097)          (29,600)          (72,555)
  Admiral Shares                                         (20,783)          (22,557)          (18,404)          (20,450)
 Realized Capital Gain*
  Investor Shares                                        (11,850)               --            (3,227)               --
  Admiral Shares                                          (5,439)               --            (1,955)               --
-----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                    (82,768)         (128,654)          (53,186)          (93,005)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                                        (24,637)         (480,484)          (24,413)         (474,244)
  Admiral Shares 69,512 829,336 71,104 700,874
-----------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                             44,875           348,852            46,691           226,630
-----------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                (16,727)          484,272             4,365           330,719
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                   2,784,059         2,299,787         1,979,310         1,648,591
-----------------------------------------------------------------------------------------------------------------------
 End of Period                                        $2,767,332        $2,784,059        $1,983,675        $1,979,310
=======================================================================================================================
*Includes  Insured  Long-Term  and  Long-Term   Tax-Exempt  Funds'  fiscal  2002
short-term  capital  gain  distributions   totaling   $9,002,000  and  $207,000,
respectively, that are treated as ordinary income dividends for tax purposes.

===================================================================================
                                                                HIGH-YIELD
                                                             TAX-EXEMPT FUND
                                                   --------------------------------
                                                      Six Months              Year
                                                           Ended             Ended
                                                   Apr. 30, 2002     Oct. 31, 2001
                                                            (000)             (000)
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                                  $ 97,814         $ 182,170
 Realized Net Gain (Loss) 8,299 2,478
 Change in Unrealized Appreciation (Depreciation)        (61,085)          121,368
-----------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                              45,028           306,016
-----------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income Investor Shares                   (73,886)         (182,170)
  Admiral Shares                                         (23,928)               --
 Realized Capital Gain
  Investor Shares                                             --                --
  Admiral Shares                                              --                --
-----------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS                                    (97,814)         (182,170)
-----------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note G
  Investor Shares                                       (914,853)          470,411
  Admiral Shares                                       1,156,295                --
-----------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                            241,442           470,411
-----------------------------------------------------------------------------------
 Total Increase (Decrease)                               188,656           594,257
-----------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                   3,626,978         3,032,721
-----------------------------------------------------------------------------------
 End of Period                                        $3,815,634        $3,626,978
===================================================================================

FINANCIAL HIGHLIGHTS
This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

TAX-EXEMPT MONEY MARKET FUND

=============================================================================================================

                                                  Year Ended October 31,             Sept. 1 to Year Ended
FOR A SHARE OUTSTANDING          Six Months Ended -----------------------------------  Oct. 31,   Aug. 31,
THROUGHOUT EACH PERIOD              Apr. 30, 2002     2001     2000     1999     1998      1997       1997
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $1.00    $1.00    $1.00    $1.00    $1.00     $1.00      $1.00
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .007     .031     .038     .030     .034      .006       .034
 Net Realized and Unrealized Gain (Loss)
  on Investments                               --       --       --       --       --        --         --
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations           .007     .031     .038     .030     .034      .006       .034
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.007)   (.031)   (.038)   (.030)   (.034)    (.006)     (.034)
 Distributions from Realized Capital Gains     --       --       --       --       --        --         --
------------------------------------------------------------------------------------------------------------
  Total Distributions                       (.007)   (.031)   (.038)   (.030)   (.034)    (.006)     (.034)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $1.00    $1.00    $1.00    $1.00    $1.00     $1.00      $1.00
===========================================================================================================
TOTAL RETURN                                0.74%    3.15%    3.91%    3.08%    3.44%     0.59%      3.47%
===========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)      $9,582   $9,128   $8,214   $7,144   $6,246    $5,380     $5,345
 Ratio of Total Expenses to
  Average Net Assets                       0.18%*    0.18%    0.18%    0.18%    0.20%    0.18%*      0.19%
Ratio of Net Investment Income to
  Average Net Assets                       1.49%*    3.08%    3.84%    3.03%    3.37%    3.53%*      3.41%
============================================================================================================

*Annualized.

SHORT-TERM TAX-EXEMPT FUND INVESTOR SHARES

=============================================================================================================
                                                  Year Ended October 31,             Sept. 1 to Year Ended
FOR A SHARE OUTSTANDING          Six Months Ended -----------------------------------  Oct. 31,   Aug. 31,
THROUGHOUT EACH PERIOD              Apr. 30, 2002     2001     2000     1999     1998      1997       1997
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period       $15.74   $15.50   $15.4    $15.65   $15.58    $15.57     $15.54
------------------------------------------------------------------------------------------------------------
 INVESTMENT OPERATIONS
  Net Investment Income                      .246     .628     .623     .578     .609      .103       .610
  Net Realized and Unrealized Gain (Loss)
   on Investments                           (.060)    .240     .020    (.164)    .076      .010       .034
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations           .186     .868     .643     .414     .685      .113       .644
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.246)   (.628)   (.623)   (.578)   (.609)    (.103)     (.610)
 Distributions from Realized Capital Gains     --       --       --    (.006)   (.006)       --      (.004)
------------------------------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS                       (.246)   (.628)   (.623)   (.584)   (.615)    (.103)     (.614)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $15.68   $15.74   $15.50   $15.48   $15.65    $15.58     $15.57
=============================================================================================================
TOTAL RETURN                                1.19%    5.70%    4.24%    2.69%    4.49%     0.73%      4.22%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)      $1,640   $1,318   $2,004   $1,893   $1,654    $1,485     $1,464
 Ratio of Total Expenses
  to Average Net Assets                    0.17%*    0.19%    0.18%    0.18%    0.20%    0.18%*      0.19%
 Ratio of Net Investment Income
  to Average Net Assets                    3.15%*    4.04%    4.03%    3.71%    3.90%    3.96%*      3.91%
 Portfolio Turnover Rate                     40%*      47%      45%      56%      36%        4%        34%
=============================================================================================================

*Annualized.

SHORT-TERM TAX-EXEMPT FUND ADMIRAL SHARES
================================================================================
                                                  Six Months Ended  Feb. 12* to
                                                          Apr. 30,     Oct. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002         2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $15.74       $15.66
================================================================================
INVESTMENT OPERATIONS
 Net Investment Income                                        .250         .448
 Net Realized and Unrealized Gain (Loss)
  on Investments                                             (.060)        .080
--------------------------------------------------------------------------------
  Total from Investment Operations                            .190         .528
================================================================================
DISTRIBUTIONS
 Dividends from Net Investment Income                        (.250)       (.448)
 Distributions from Realized Capital Gains                      --           --
--------------------------------------------------------------------------------
Total Distributions                                          (.250)       (.448)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $15.68       $15.74
================================================================================
TOTAL RETURN                                                 1.22%        3.42%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $1,410       $1,055
 Ratio of Total Expenses to Average Net Assets             0.12%**      0.13%**
 Ratio of Net Investment Income to Average Net Assets      3.20%**      3.96%**
 Portfolio Turnover Rate                                     40%**          47%
================================================================================
 *Inception.
**Annualized.

LIMITED-TERM TAX-EXEMPT FUND INVESTOR SHARES

=============================================================================================================
                                                  Year Ended October 31,             Sept. 1 to Year Ended
FOR A SHARE OUTSTANDING          Six Months Ended -----------------------------------  Oct. 31,   Aug. 31,
THROUGHOUT EACH PERIOD              Apr. 30, 2002     2001     2000     1999     1998      1997       1997
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $10.99   $10.64   $10.5    $10.85   $10.74    $10.71     $10.62
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .221     .474     .470     .457     .460      .078       .476
 Net Realized and Unrealized
  Gain (Loss) on Investments                (.080)    .350    .050     (.260)    .110      .030       .090
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations           .141     .824     .520     .197     .570      .108       .566
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.221)   (.474)   (.470)   (.457)   (.460)    (.078)     (.476)
 Distributions from Realized Capital Gains     --       --       --       --       --        --         --
------------------------------------------------------------------------------------------------------------
  Total Distributions                       (.221)   (.474)   (.470)   (.457)   (.460)    (.078)     (.476)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $10.91   $10.99   $10.64   $10.59   $10.85    $10.74     $10.71
=============================================================================================================
TOTAL RETURN                                1.31%    7.89%    5.04%    1.83%    5.42%     1.01%      5.44%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)      $2,279   $2,130   $2,775   $2,577   $2,340    $1,962     $1,929
 Ratio of Total Expenses
  to Average Net Assets                    0.17%*    0.19%    0.18%    0.18%    0.21%    0.18%*      0.19%
 Ratio of Net Investment Income
  to Average Net Assets                    4.03%*    4.40%    4.45%    4.25%    4.27%    4.34%*      4.46%
 Portfolio Turnover Rate                     20%*      19%      32%      14%      35%        2%        28%
=============================================================================================================
*Annualized.

LIMITED-TERM TAX-EXEMPT FUND ADMIRAL SHARES
================================================================================
                                                  Six Months Ended  Feb. 12* to
                                                          Apr. 30,     Oct. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002         2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.99       $10.87
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        .224         .342
 Net Realized and Unrealized Gain (Loss) on Investments      (.080)        .120
--------------------------------------------------------------------------------
  Total from Investment Operations                            .144         .462
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                        (.224)       (.342)
 Distributions from Realized Capital Gains                      --           --
--------------------------------------------------------------------------------
  Total Distributions (.224) (.342)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $10.91       $10.99
================================================================================
TOTAL RETURN                                                 1.33%        4.31%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $2,012       $1,572
 Ratio of Total Expenses to Average Net Assets             0.12%**      0.13%**
 Ratio of Net Investment Income to Average Net Assets      4.07%**      4.42%**
 Portfolio Turnover Rate                                     20%**          19%
================================================================================
*Inception.
**Annualized.

INTERMEDIATE-TERM TAX-EXEMPT FUND INVESTOR SHARES

=============================================================================================================
                                                  Year Ended October 31,             Sept. 1 to Year Ended
FOR A SHARE OUTSTANDING          Six Months Ended -----------------------------------  Oct. 31,   Aug. 31,
THROUGHOUT EACH PERIOD              Apr. 30, 2002     2001     2000     1999     1998      1997       1997
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $13.61   $13.05   $12.79   $13.52   $13.35    $13.30     $13.04
------------------------------------------------------------------------------------------------------------
Investment Operations
Net Investment Income                        .305     .637     .646     .648     .661      .111       .669
Net Realized and Unrealized
  Gain (Loss) on Investments                (.129)    .560     .260    (.695)    .222      .050       .263
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations           .176    1.197     .906    (.047)    .883      .161       .932
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.305)   (.637)   (.646)   (.648)   (.661)    (.111)     (.669)
 Distributions from Realized Capital Gains  (.031)      --       --    (.035)   (.052)       --      (.003)
------------------------------------------------------------------------------------------------------------
  Total Distributions                       (.336)   (.637)   (.646)   (.683)   (.713)    (.111)     (.672)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $13.45   $13.61   $13.05   $12.79   $13.52    $13.35     $13.30
===========================================================================================================
TOTAL RETURN                                1.33%    9.36%    7.28%   -0.40%    6.78%     1.21%      7.31%
===========================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)      $6,875   $6,944   $8,553   $8,228   $7,773    $6,770     $6,658
 Ratio of Total Expenses
  to Average Net Assets                    0.17%*    0.19%    0.18%    0.18%    0.21%    0.18%*      0.19%
 Ratio of Net Investment Income
  to Average Net Assets                    4.60%*    4.77%    5.03%    4.83%    4.93%    4.99%*      5.07%
 Portfolio Turnover Rate                     15%*      13%      17%      17%      14%        1%        15%
===========================================================================================================

*Annualized.

INTERMEDIATE-TERM TAX-EXEMPT FUND ADMIRAL SHARES
================================================================================
                                                  Six Months Ended  Feb. 12* to
                                                          Apr. 30,     Oct. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002         2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $13.61       $13.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        .309         .458
 Net Realized and Unrealized Gain (Loss) on Investments      (.129)        .170
--------------------------------------------------------------------------------
  Total from Investment Operations                            .180         .628
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                        (.309)       (.458)
 Distributions from Realized Capital Gains                   (.031)          --
--------------------------------------------------------------------------------
  Total Distributions                                        (.340)       (.458)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $13.45       $13.61
================================================================================
TOTAL RETURN                                                 1.36%        4.77%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $3,930       $3,494
 Ratio of Total Expenses to Average Net Assets             0.12%**      0.14%**
 Ratio of Net Investment Income to Average Net Assets      4.65%**      4.74%**
 Portfolio Turnover Rate                                     15%**          13%
================================================================================
*Inception.
**Annualized.

INSURED LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES

=============================================================================================================
                                                  Year Ended October 31,             Sept. 1 to Year Ended
FOR A SHARE OUTSTANDING          Six Months Ended -----------------------------------  Oct. 31,   Aug. 31,
THROUGHOUT EACH PERIOD              Apr. 30, 2002     2001     2000     1999     1998      1997       1997
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $12.82   $12.14   $11.69   $12.73   $12.51    $12.45     $12.14
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .298     .628     .649     .644     .658      .111       .674
 Net Realized and Unrealized
  Gain (Loss) on Investments                (.200)    .680     .450    (.971)    .301      .060       .382
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations           .098    1.308    1.099    (.327)    .959      .171      1.056
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.298)   (.628)   (.649)   (.644)   (.658)    (.111)     (.674)
 Distributions from Realized Capital Gains  (.080)      --       --    (.069)   (.081)       --      (.072)
------------------------------------------------------------------------------------------------------------
  Total Distributions                       (.378)   (.628)   (.649)   (.713)   (.739)    (.111)     (.746)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $12.54   $12.82   $12.14   $11.69   $12.73    $12.51     $12.45
=============================================================================================================
TOTAL RETURN                                0.81%   10.99%    9.68%   -2.74%    7.88%     1.37%      8.93%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)      $1,879   $1,940   $2,300   $2,160   $2,235    $2,043     $2,024
 Ratio of Total Expenses
  to Average Net Assets                    0.17%*    0.19%    0.19%    0.19%    0.20%    0.18%*      0.19%
Ratio of Net Investment Income
  to Average Net Assets                    4.79%*    5.00%    5.48%    5.20%    5.22%    5.32%*      5.47%
Portfolio Turnover Rate                      20%*      21%      34%      17%      16%        1%        18%
=============================================================================================================
*Annualized.

INSURED LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
================================================================================
                                                  Six Months Ended  Feb. 12* to
                                                          Apr. 30,     Oct. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002         2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $12.82       $12.64
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net Investment Income                                         .301         .452
Net Realized and Unrealized Gain (Loss) on Investments       (.200)        .180
--------------------------------------------------------------------------------
  Total from Investment Operations                            .101         .632
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                        (.301)       (.452)
 Distributions from Realized Capital Gains                   (.080)          --
--------------------------------------------------------------------------------
  Total Distributions                                        (.381)       (.452)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $12.54       $12.82
================================================================================
TOTAL RETURN                                                 0.84%        5.11%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                         $888         $844
 Ratio of Total Expenses to Average Net Assets             0.12%**      0.14%**
 Ratio of Net Investment Income to Average Net Assets      4.84%**      4.98%**
 Portfolio Turnover Rate                                     20%**          21%
================================================================================
*Inception.
**Annualized.

LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES

=============================================================================================================
                                                  Year Ended October 31,             Sept. 1 to Year Ended
FOR A SHARE OUTSTANDING          Six Months Ended -----------------------------------  Oct. 31,   Aug. 31,
THROUGHOUT EACH PERIOD              Apr. 30, 2002     2001     2000     1999     1998      1997       1997
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $11.38   $10.73   $10.34   $11.39   $11.18    $11.11     $10.73
------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .272     .561     .572     .565     .580      .098       .588
 Net Realized and Unrealized
  Gain (Loss) on Investments                (.210)    .650     .390    (.935)    .268      .070       .403
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations           .062    1.211     .962    (.370)    .848      .168       .991
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.272)   (.561)   (.572)   (.565)   (.580)    (.098)     (.588)
 Distributions from Realized Capital Gains  (.030)      --       --    (.115)   (.058)       --      (.023)
------------------------------------------------------------------------------------------------------------
  Total Distributions                       (.302)   (.561)   (.572)   (.680)   (.638)    (.098)     (.611)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $11.14   $11.38   $10.73   $10.34   $11.39    $11.18     $11.11
=============================================================================================================
Total Return                                0.59%   11.52%    9.58%   -3.45%    7.78%     1.52%      9.46%
=============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)      $1,213   $1,264   $1,649   $1,527   $1,509    $1,249     $1,222
 Ratio of Total Expenses
  to Average Net Assets                    0.17%*    0.19%    0.19%    0.18%    0.21%    0.18%*      0.19%
 Ratio of Net Investment Income
  to Average Net Assets                    4.93%*    5.07%    5.46%    5.13%    5.13%    5.28%*      5.37%
 Portfolio Turnover Rate                     10%*      16%      25%      15%      18%        1%         9%
=============================================================================================================

*Annualized.
36

LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
================================================================================
                                                  Six Months Ended  Feb. 12* to
                                                          Apr. 30,     Oct. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002         2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $11.38       $11.18
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                        .275         .403
 Net Realized and Unrealized Gain (Loss) on Investments      (.210)        .200
--------------------------------------------------------------------------------
  Total from Investment Operations                            .065         .603
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                        (.275)       (.403)
 Distributions from Realized Capital Gains                   (.030)          --
--------------------------------------------------------------------------------
  Total Distributions                                        (.305)       (.403)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $11.14       $11.38
================================================================================
TOTAL RETURN                                                 0.61%        5.51%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                         $771         $715
 Ratio of Total Expenses to Average Net Assets             0.12%**      0.13%**
 Ratio of Net Investment Income to Average Net Assets      4.98%**      5.02%**
 Portfolio Turnover Rate                                     10%**          16%
================================================================================
*Inception.
**Annualized.

HIGH-YIELD TAX-EXEMPT FUND INVESTOR SHARES

=============================================================================================================
                                                  Year Ended October 31,             Sept. 1 to Year Ended
FOR A SHARE OUTSTANDING          Six Months Ended -----------------------------------  Oct. 31,   Aug. 31,
THROUGHOUT EACH PERIOD              Apr. 30, 2002     2001     2000     1999     1998      1997       1997
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $10.72   $10.31   $10.1    $11.06   $10.83    $10.76     $10.39
-----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                       .281     .576     .582     .571     .582      .106       .589
 Net Realized and Unrealized
  Gain (Loss) on Investments                (.150)    .410     .180    (.858)    .282      .070       .370
------------------------------------------------------------------------------------------------------------
  Total from Investment Operations           .131     .986     .762    (.287)    .864      .176       .959
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income       (.281)   (.576)   (.582)   (.571)   (.582)    (.106)     (.589)
 Distributions from Realized Capital Gains     --       --       --    (.072)   (.052)       --         --
------------------------------------------------------------------------------------------------------------
  Total Distributions                       (.281)   (.576)   (.582)   (.643)   (.634)    (.106)     (.589)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $10.57   $10.72   $10.31   $10.13   $11.06    $10.83     $10.76
============================================================================================================
Total Return                                1.25%    9.77%    7.79%   -2.77%    8.19%     1.63%      9.45%
============================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)      $2,667   $3,627   $3,033   $2,867   $2,704    $2,256     $2,193
 Ratio of Total Expenses
  to Average Net Assets                    0.17%*    0.19%    0.19%    0.18%    0.20%    0.19%*      0.19%
 Ratio of Net Investment Income
  to Average Net Assets                    5.39%*    5.43%    5.74%    5.33%    5.28%    6.08%*      5.56%
 Portfolio Turnover Rate                     15%*      18%      32%      22%      24%        3%        27%
============================================================================================================
*Annualized.

HIGH-YIELD TAX-EXEMPT FUND ADMIRAL SHARES
================================================================================
                                                              Nov. 12,* 2001 to
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                     Apr. 30, 2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $10.78
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                     .264
 Net Realized and Unrealized Gain (Loss) on Investments                   (.210)
--------------------------------------------------------------------------------
  Total from Investment Operations                                         .054
--------------------------------------------------------------------------------
DISTRIBUTIONS
Dividends from Net Investment Income                                      (.264)
Distributions from Realized Capital Gains                                    --
--------------------------------------------------------------------------------
  Total Distributions                                                     (.264)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $10.57
================================================================================
TOTAL RETURN                                                              0.54%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                    $1,148
 Ratio of Total Expenses to Average Net Assets                          0.11%**
 Ratio of Net Investment Income to Average Net Assets                   5.46%**
 Portfolio Turnover Rate                                                  15%**
================================================================================
*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Effective in 1997, each fund's fiscal year-end changed from August 31 to October 31.
     Each fund, except the Tax-Exempt Money Market Fund, offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares were first issued by the Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, and Long-Term Tax-Exempt Funds on February 12, 2001, and by the High-Yield Tax-Exempt Fund on November 12, 2001, and are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

     2. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. FUTURES CONTRACTS: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts to a limited extent, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.
     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the values of futures contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).
     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.
     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.
     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2002, the funds had contributed capital to Vanguard (included in Other Assets) of:
--------------------------------------------------------------------------------
                        CAPITAL CONTRIBUTION     PERCENTAGE      PERCENTAGE OF
                                 TO VANGUARD        OF FUND         VANGUARD'S
TAX-EXEMPT FUND                        (000)     NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                          $1,705           0.02%              1.70%
Short-Term                               521           0.02               0.52
Limited-Term                             734           0.02               0.73
Intermediate-Term                      1,867           0.02               1.87
Insured Long-Term                        481           0.02               0.48
Long-Term                                344           0.02               0.34
High-Yield                               659           0.02               0.66
--------------------------------------------------------------------------------
The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' investment adviser may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended April 30, 2002, these arrangements reduced expenses by:
--------------------------------------------------------------------------------
                               EXPENSE REDUCTION                 TOTAL EXPENSE
                                     (000)                      REDUCTION AS A
                       -----------------------------------          PERCENTAGE
                        MANAGEMENT AND        CUSTODIAN                OF
TAX-EXEMPT FUND         ADMINISTRATIVE             FEES     AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Money Market                        --              $25                     --
Short-Term                        $ 48                7                     --
Limited-Term                       207               11                   0.01%*
Intermediate-Term                  417               20                   0.01*
Insured Long-Term                  143                2                   0.01*
Long-Term                           88                5                   0.01*
High-Yield                          37                9                     --
--------------------------------------------------------------------------------
*Annualized

D. During the six months ended April 30, 2002, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                               (000)
                                          --------------------------------------
TAX-EXEMPT FUND                               PURCHASES                  SALES
--------------------------------------------------------------------------------
Short-Term                                         $700,832           $409,099
Limited-Term                                        647,547            374,967
Intermediate-Term                                   961,346            723,559
Insured Long-Term                                   258,493            364,618
Long-Term                                            91,225            126,364
High-Yield                                          315,913            260,645
--------------------------------------------------------------------------------

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes due to differences in the timing of realization of gains. For federal income tax purposes, at October 31, 2001, the funds had the following capital loss carryforwards available to offset future capital gains:

--------------------------------------------------------------------------------
                                                 CAPITAL LOSS CARRYFORWARDS
                                           -------------------------------------
                                                            EXPIRATION: FISCAL
                                AMOUNT                          YEAR(S) ENDING
TAX-EXEMPT FUND                   (000)                             OCTOBER 31
--------------------------------------------------------------------------------
Short-Term                        $ 14                                    2008
Limited-Term                     6,902                               2003-2009
High-Yield                      14,308                               2007-2008
--------------------------------------------------------------------------------

     The following funds had realized losses through October 31, 2001, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes (see Note F).

--------------------------------------------------------------------------------
                                                               DEFERRED LOSSES
TAX-EXEMPT FUND                                                           (000)
--------------------------------------------------------------------------------
Limited-Term                                                           $ 1,237
Intermediate-Term                                                       36,181
Insured Long-Term                                                       36,486
Long-Term                                                               10,939
High-Yield                                                              24,850
--------------------------------------------------------------------------------

F. At April 30, 2002, net unrealized appreciation of investment securities for federal income tax purposes was:

--------------------------------------------------------------------------------
                                                            (000)
                            ----------------------------------------------------
                                                                Net Unrealized
                           Appreciated      Depreciated           Appreciation
Tax-Exempt Fund             Securities       Securities         (Depreciation)
                           -----------------------------------------------------
Short-Term                    $ 20,982        $ (1,250)               $ 19,732
Limited-Term*                   89,156         (14,769)                 74,387
Intermediate-Term*             394,511         (67,067)                327,444
Insured Long-Term*             145,220          (6,126)                139,094
Long-Term*                     102,530         (20,471)                 82,059
High-Yield*                    136,988         (96,995)                 39,993
--------------------------------------------------------------------------------
*See Note E.

     At April 30, 2002, the aggregate settlement value of open futures contracts expiring in June 2002 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                              (000)
                                                    ----------------------------
                                        NUMBER OF    AGGREGATE      UNREALIZED
                                     LONG (SHORT)   SETTLEMENT    APPRECIATION
TAX-EXEMPT FUND/FUTURES CONTRACTS       CONTRACTS        VALUE  (DEPRECIATION)
--------------------------------------------------------------------------------
Limited-Term
 5-Year U.S. Treasury Note                    500      $53,023            $326
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for federal income tax purposes.
42

G. Capital share transactions for each class of shares were:

-------------------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                  YEAR ENDED
                                                     APRIL 30, 2002             OCTOBER 31, 2001
                                                    ---------------------------------------------
                                                    AMOUNT      SHARES        AMOUNT      SHARES
TAX-EXEMPT FUND                                      (000)       (000)         (000)       (000)
-------------------------------------------------------------------------------------------------
MONEY MARKET
 Issued                                        $ 5,189,458   5,189,458   $ 9,228,698   9,228,698
 Issued in Lieu of Cash Distributions               64,458      64,458       247,287     247,287
 Redeemed                                       (4,799,909 ( 4,799,909)   (8,562,004) (8,562,004)
                                               --------------------------------------------------
  Net Increase (Decrease)                          454,007     454,007       913,981     913,981
-------------------------------------------------------------------------------------------------
SHORT-TERM
Investor Shares
 Issued                                          $ 724,492      46,166     $ 957,558      61,242
 Issued in Lieu of Cash Distributions               19,016       1,212        51,184       3,272
 Redeemed                                         (415,167)    (26,459)   (1,723,773)   (110,152)
                                               --------------------------------------------------
  Net Increase (Decrease)--Investor Shares         328,341      20,919      (715,031)    (45,638)
                                               --------------------------------------------------
Admiral Shares
 Issued                                            707,093      45,052     1,316,380      84,014
  Issued in Lieu of Cash Distributions              15,336         978        18,049       1,150
Redeemed                                          (362,693)    (23,127)     (284,527)    (18,139)
                                               --------------------------------------------------
  Net Increase (Decrease)--Admiral Shares          359,736      22,903     1,049,902      67,025
-------------------------------------------------------------------------------------------------
LIMITED-TERM
Investor Shares
 Issued                                          $ 633,564      58,177   $ 1,129,701     104,128
 Issued in Lieu of Cash Distributions               35,991       3,306        80,680       7,436
 Redeemed                                         (504,391)    (46,301)   (1,938,779)   (178,678)
                                               --------------------------------------------------
  Net Increase (Decrease)--Investor Shares         165,164      15,182      (728,398)    (67,114)
                                               --------------------------------------------------
Admiral Shares
 Issued                                            743,008      68,269     1,736,209     159,648
 Issued in Lieu of Cash Distributions               27,288       2,507        25,893       2,370
 Redeemed                                         (319,510)    (29,351)     (207,356)    (19,019)
                                               --------------------------------------------------
  Net Increase (Decrease)--Admiral Shares          450,786      41,425     1,554,746     142,999
-------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM
Investor Shares
 Issued                                          $ 897,764      66,952   $ 1,984,700     148,332
 Issued in Lieu of Cash Distributions              132,059       9,877       268,564      20,059
 Redeemed                                       (1,012,989)    (75,588)   (4,203,638)   (313,669)
                                               --------------------------------------------------
  Net Increase (Decrease)--Investor Shares          16,834       1,241    (1,950,374)   (145,278)
                                               --------------------------------------------------
Admiral Shares
 Issued                                            896,086      66,738     3,615,548     269,495
 Issued in Lieu of Cash Distributions               68,566       5,128        64,284       4,770
 Redeemed                                         (484,336)    (36,255)     (236,997)    (17,601)
                                               --------------------------------------------------
  Net Increase (Decrease)--Admiral Shares          480,316      35,611     3,442,835     256,664
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                  YEAR ENDED
                                                     APRIL 30, 2002             OCTOBER 31, 2001
                                                    ---------------------------------------------
                                                    AMOUNT      SHARES        AMOUNT      SHARES
TAX-EXEMPT FUND                                      (000)       (000)         (000)       (000)
-------------------------------------------------------------------------------------------------
INSURED LONG-TERM
Investor Shares
 Issued                                          $ 164,325      13,574     $ 446,506      35,511
 Issued in Lieu of Cash Distributions               38,167       3,061        66,881       5,319
 Redeemed                                         (227,129)    (18,085)     (993,871)    (78,941)
                                               --------------------------------------------------
  Net Increase (Decrease)--Investor Shares         (24,637)     (1,450)     (480,484)    (38,111)
                                               --------------------------------------------------
Admiral Shares
 Issued                                            169,269      12,980       865,400      68,712
 Issued in Lieu of Cash Distributions               17,588       1,410        14,372       1,136
 Redeemed                                         (117,345)     (9,387)      (50,436)     (3,991)
                                               --------------------------------------------------
  Net Increase (Decrease)--Admiral Shares           69,512       5,003       829,336      65,857
-------------------------------------------------------------------------------------------------
LONG-TERM
Investor Shares
 Issued                                          $ 140,876      12,652     $ 360,061      32,376
 Issued in Lieu of Cash Distributions               23,540       2,123        48,368       4,346
 Redeemed                                         (188,829)    (16,978)     (882,673)    (79,266)
                                               --------------------------------------------------
  Net Increase (Decrease)--Investor Shares         (24,413)     (2,203)    ( 474,244)    (42,544)
                                               --------------------------------------------------
Admiral Shares
 Issued                                            162,453      14,581       754,990      67,711
 Issued in Lieu of Cash Distributions               13,673       1,233        13,630       1,215
 Redeemed                                         (105,022)     (9,473)      (67,746)     (6,032)
                                               --------------------------------------------------
  Net Increase (Decrease)--Admiral Shares           71,104       6,341       700,874      62,894
-------------------------------------------------------------------------------------------------
HIGH-YIELD
Investor Shares
 Issued                                          $ 393,792      37,212     $ 993,339      93,533
 Issued in Lieu of Cash Distributions               49,029       4,648       119,627      11,267
 Redeemed                                       (1,357,674)   (127,751)     (642,555)    (60,572)
                                               --------------------------------------------------
  Net Increase (Decrease)--Investor Shares        (914,853)    (85,891)      470,411      44,228
                                               --------------------------------------------------
Admiral Shares
 Issued                                          1,241,394     116,755            --          --
 Issued in Lieu of Cash Distributions               14,746       1,400            --           --
 Redeemed                                          (99,845)     (9,473)           --           --
                                               --------------------------------------------------
  Net Increase (Decrease)--Admiral Shares        1,156,295     108,682            --           --
-------------------------------------------------------------------------------------------------

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.
     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

================================================================================
TRUSTEES (Year Elected)

JOHN J. BRENNAN                Chairman of the Board, Chief Executive Officer,
 (1987)                        and Director/Trustee of The Vanguard Group, Inc.,
                               and of each of the investment companies served by The Vanguard Group.

CHARLES D. ELLIS               The Partners of '63 (pro bono ventures in
 (2001)                        education); Senior Adviser to Greenwich
                               Associates (international business-strategy consulting); Successor Trustee of Yale
                               University; Overseer of the Stern School of
                               Business at New York University; Trustee of the
                               Whitehead Institute for Biomedical Research.

JOANN HEFFERNAN HEISEN         Vice President, Chief Information Officer, and
 (1998)                        Member of the Executive Committeeof Johnson &
                               Johnson (pharmaceuticals/consumer products);
                               Director of the Medical Center at Princeton and Women's Research and Education Institute.

BURTON G. MALKIEL              Chemical Bank Chairman's Professor of Economics,
 (1977)                        Princeton University; Director of Vanguard
                               Investment Series plc (Irish investment fund), Vanguard Group (Ireland) Limited (Irish investment management firm), Prudential Insurance
                               Co. of America, BKF Capital (investment
                               management firm), The Jeffrey Co.
                               (holding company), and NeuVis, Inc. (software company).

ALFRED M. RANKIN, JR.          Chairman, President, Chief Executive Officer, and
 (1993)                        Director of NACCO Industries, Inc. (forklift
                               trucks/housewares/lignite); Director of Goodrich
                               Corporation (industrial products/aircraft systems and services).


J. LAWRENCE WILSON             Retired Chairman and Chief Executive Officer of
 (1985)                        Rohm and Haas Co. (chemicals); Director of
                               Cummins Inc. (diesel engines), The Mead Corp.
                               (paper products), and AmerisourceBergen Corp.
                               (pharmaceutical distribution); Trustee of
                               Vanderbilt University.
================================================================================
EXECUTIVE OFFICERS
R. GREGORY BARTON              Secretary; Managing Director and General Counsel
                               of The Vanguard Group, Inc.; Secretary of The
                               Vanguard Group and of each of the investment companies served by The Vanguard Group.

THOMAS J. HIGGINS              Treasurer; Principal of The Vanguard Group, Inc.;
                               Treasurer of each of the investment companies served by The Vanguard Group.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Institutional Investor Group.
JAMES H. GATELY, Direct Investor Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                                          [LOGO]
                                                              THE VANGUARD GROUP
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

ABOUT OUR COVER
Our cover photographs were taken by Michael Kahn in September 2000 aboard HMS Rose in New York's Long Island Sound. Mr. Kahn is a renowned photographer--and accomplished sailor--whose work often focuses on seascapes and nautical images. The photographs are copyrighted by Mr. Kahn.

FOR MORE INFORMATION
This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.
     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(TM). Prospectuses may also be viewed online.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     Q952 062002

VANGUARD MUNICIPAL BOND FUNDS

STATEMENT OF NET ASSETS * APRIL 30, 2002 (UNAUDITED)
The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

     This Statement provides a detailed list of each fund's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
CONTENTS
Tax-Exempt Money Market Fund                      1
Short-Term Tax-Exempt Fund                       15
Limited-Term Tax-Exempt Fund                     25
Intermediate-Term Tax-Exempt Fund                39
Insured Long-Term Tax-Exempt Fund                67
Long-Term Tax-Exempt Fund                        77
High-Yield Tax-Exempt Fund                       85
Key to Abbreviations                             98
================================================================================


===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (99.2%)
-------------------------------------------------------------------------------------------------------------------
ALABAMA (1.4%)
Alabama Assn. of Governmental Organizations TRAN               2.75%   9/30/2002(2)        $37,460       $   37,599
Alabama GO                                                     5.50%   10/1/2002             6,500            6,596
Alabama Public School & College Auth. TOB VRDO                 1.78%    5/2/2002(3)++        5,000            5,000
Birmingham AL GO VRDO                                          1.65%    5/8/2002(2)LOC      37,250           37,250
Jefferson County AL Sewer Rev.
 (Capital Improvement) VRDO                                    1.65%    5/2/2002(3)         20,000           20,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO                 1.70%    5/8/2002            33,550           33,550
                                                                                                  -----------------
                                                                                                            139,995
                                                                                                  -----------------
ALASKA (0.8%)
Alaska Housing Finance Corp. Governmental Purpose VRDO         1.63%    5/2/2002(1)         19,900           19,900
Alaska Housing Finance Corp. Governmental Purpose VRDO         1.70%    5/2/2002(1)         24,800           24,800
Anchorage AK Electric Util. (Muni. Light & Power) VRDO         1.65%    5/8/2002LOC         20,280           20,280
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO       1.65%    5/2/2002            13,180           13,180
                                                                                                  -----------------
                                                                                                             78,160
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
ARIZONA (0.5%)
Arizona School Fac. Board Rev. TOB VRDO                        1.76%    5/2/2002++          $7,795       $    7,795
Arizona Transp. Board Excise Tax Rev.                          6.00%    7/1/2002(2)         15,185           15,289
Maricopa County AZ GO                                          6.25%    7/1/2002(3)          5,100            5,134
Maricopa County AZ Public Finance Corp. Lease Rev.             4.00%    7/1/2002(2)         15,310           15,342
Phoenix AZ Civic Improvement Corp. Water System
 Rev. TOB VRDO                                                 1.76%    5/2/2002(Prere.)++   4,800            4,800
                                                                                                  -----------------
                                                                                                             48,360
                                                                                                  -----------------
ARKANSAS (0.8%)
Pulaski County AR Health Fac. St. Vincent Infirmary
 (Catholic Health Initiatives) VRDO                            1.80%    5/8/2002            38,300           38,300
Univ. of Arkansas Board of Trustees Rev. VRDO                  1.70%    5/8/2002(1)         47,315           47,315
                                                                                                  -----------------
                                                                                                             85,615
                                                                                                  -----------------
CALIFORNIA (2.5%)
Access To Loans For Learning Student Loan Corp.
 California Rev. Student Loan Program VRDO                     1.70%    5/2/2002LOC         18,800           18,800
California Higher Educ. Loan Auth. Student Loan Rev.           2.88%    6/1/2002LOC         37,500           37,500
California Student Loan Marketing Corp. VRDO                   1.70%    5/2/2002LOC          4,000            4,000
Los Angeles CA Dept. of Water & Power Rev.                     6.00%   8/15/2002(Prere.)    37,600           38,823
Los Angeles CA TRAN                                            4.00%   6/28/2002            34,100           34,179
Los Angeles CA Unified School Dist. TRAN                       4.00%   7/23/2002           100,000          100,320
Los Angeles County CA TRAN                                     3.75%   6/28/2002            10,000           10,018
                                                                                                  -----------------
                                                                                                            243,640
                                                                                                  -----------------
COLORADO (5.8%)
Colorado General Fund TRAN                                     4.00%   6/28/2002           125,000          125,289
Colorado Health Fac. Auth. Rev.
 (Catholic Health Initiatives) VRDO                            1.80%    5/8/2002            84,600           84,600
Colorado Health Fac. Auth. Rev.
 (Sisters of Charity Leavenworth) VRDO                         1.75%    5/8/2002            10,000           10,000
Colorado Housing & Finance Auth. Single Family
 Mortgage Bonds Class I VRDO                                   1.70%    5/8/2002            30,000           30,000
Colorado Springs CO Util. System Rev. VRDO                     1.65%    5/2/2002            48,400           48,400
Colorado Student Obligation Bond Auth. VRDO                    1.70%    5/8/2002(2)          3,300            3,300
Colorado Student Obligation Bond Auth. VRDO                    1.75%    5/8/2002(2)         26,600           26,600
Denver CO City & County Airport Rev. VRDO                      1.85%    5/8/2002(1)        155,200          155,200
Jefferson County CO School Dist. TRAN                          3.50%   6/28/2002            27,250           27,293
Lowry Econ. Redev. Auth. Colorado VRDO                         1.70%    5/8/2002            19,900           19,900
Southern UTE Indian Tribe CO
 (Southern UTE Indian Reservation) PUT                         1.95%    8/7/2002            21,000           21,000
                                                                                                  -----------------
                                                                                                            551,582
                                                                                                  -----------------
CONNECTICUT (0.1%)
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                      6.25%   10/1/2002(3)          4,000            4,073
Connecticut State Health &
 Educ. Fac. Auth. (Yale Univ.) VRDO                            1.65%    5/2/2002             3,200            3,200
                                                                                                  -----------------
                                                                                                              7,273
                                                                                                  -----------------
DELAWARE (0.1%)
Univ. of Delaware Rev. VRDO                                    1.70%    5/2/2002             4,900            4,900
Univ. of Delaware Rev. VRDO                                    1.75%    5/2/2002            13,580           13,580
                                                                                                  -----------------
                                                                                                             18,480
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
DISTRICT OF COLUMBIA (3.6%)
District of Columbia GO                                        4.65%    6/1/2002(1)         $4,205       $    4,212
District of Columbia GO TOB VRDO                               1.78%    5/2/2002(4)++        8,000            8,000
District of Columbia GO VRDO                                   1.70%    5/8/2002(3)         67,200           67,200
District of Columbia (Henry J. Kaiser Family
 Foundation) VRDO                                              1.67%    6/3/2002LOC         12,000           12,000
District of Columbia Housing Finance Agency
 Single Family Mortgage Rev. FLRT                              1.67%   4/18/2002            35,000           35,000
District of Columbia (National Geographic Society) VRDO        1.60%    5/8/2002            17,670           17,670
District of Columbia (National Public Radio Inc.) VRDO         1.70%    5/8/2002LOC         13,700           13,700
District of Columbia (Smithsonian Institute) VRDO              1.60%    5/2/2002            54,435           54,435
District of Columbia Univ. Rev.
 (George Washington Univ.) VRDO                                1.65%    5/8/2002(1)         27,065           27,065
Koch Industries District of Columbia TOB VRDO                  1.98%   6/27/2002++         102,002          102,002
                                                                                                  -----------------
                                                                                                            341,284
                                                                                                  -----------------
FLORIDA (3.2%)
Dade County FL GO                                              6.90%    7/1/2002(2)          4,025            4,054
Dade County FL Water & Sewer System Rev. VRDO                  1.70%    5/8/2002(3)         29,780           29,780
Florida Board of Educ. Capital Outlay                          6.00%    6/1/2002             4,480            4,492
Florida Board of Educ. Capital Outlay                          6.50%    6/1/2002             4,505            4,518
Florida Board of Educ. Capital Outlay TOB VRDO                 1.76%    5/2/2002++           7,980            7,980
Florida Division Board Financial Dept. of General
 Services Systems Rev. (Dept. of
 Environmental Protection) TOB VRDO                            1.76%    5/2/2002(4)++       17,930           17,930
Florida Muni. Power Agency Rev. (Stanton Project) VRDO         1.65%    5/8/2002(1)          5,700            5,700
Gulf Breeze FL Local Govt. Loan Program VRDO                   1.70%    5/2/2002(3)          3,945            3,945
Hillsborough County FL Water & Sewer Rev. TOB VRDO             1.77%    5/8/2002(2)++       10,095           10,095
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO     1.70%    5/2/2002             8,755            8,755
Miami-Dade County FL School Dist. TAN                          3.50%   6/27/2002            45,000           45,055
Orange County FL Educ. Fac. Auth. Rev.
 (Rollins College) VRDO                                        1.95%    5/2/2002               900              900
Orange County FL Health Fac. Auth. Rev.
 (Adventist Health System/Sunbelt) VRDO                        1.70%    5/2/2002LOC         52,300           52,300
Palm Beach County FL Special Purpose Fac.
 Rev. (Flight Safety) VRDO                                     1.77%    5/2/2002            18,000           18,000
Sunshine State FL Govt. Financing Comm. Rev. VRDO              1.70%    5/8/2002(2)         93,475           93,475
Tampa Bay FL Water Util. Systems Rev. TOB VRDO                 1.76%    5/2/2002(3)          2,500            2,500
                                                                      (Prere.)YY                  -----------------
                                                                                                            309,479
                                                                                                  -----------------
GEORGIA (6.0%)
Atlanta GA Water & Wastewater Rev. TOB VRDO                    1.77%    5/8/2002(1)++        9,995            9,995
Atlanta GA Water & Wastewater Rev. TOB VRDO                    1.77%    5/8/2002(3)++       18,495           18,495
Atlanta GA Water & Wastewater Rev. VRDO                        1.65%    5/2/2002(4)         59,240           59,240
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                 1.65%    5/8/2002(3)         99,115           99,115
                                                                        (Prere.)
Cobb County GA Rev. (Kennesaw State Univ. Project) VRDO        1.70%    5/2/2002LOC         18,700           18,700
Cobb County GA School Dist. Notes                              2.50%  12/31/2002            75,000           75,417
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO           1.70%    5/8/2002LOC          9,000            9,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO                1.70%    5/8/2002LOC         21,800           21,800
Georgia GO                                                     6.80%    8/1/2002             8,000            8,092
Georgia GO                                                     7.25%    9/1/2002             8,160            8,305
Georgia GO                                                     7.40%    8/1/2002            12,360           12,537
Georgia GO TOB VRDO                                            1.75%    5/2/2002++          31,450           31,450

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Georgia GO TOB VRDO                                            1.78%    5/2/2002++         $10,580       $   10,580
Georgia GO TOB                                                 1.85%    1/9/2003++          11,150           11,150
Georgia Road & Tollway Auth. Rev. TOB VRDO                     1.76%    5/2/2002++           5,000            5,000
Gwinnett County GA Hosp. Auth. Rev.
  (Gwinnett Hosp. System Inc. Project)VRDO                     1.70%     5/8/2002LOC        10,000           10,000
Macon-Bibb County GA Hosp. Auth.
   (Medical Center of Central Georgia) VRDO                    1.70%    5/8/2002LOC         15,450           15,450
Metro. Atlanta GA Rapid Transp. Auth.
 Georgia Sales Tax Rev. VRDO                                   1.70%    5/8/2002LOC         28,320           28,320
Monroe County GA Dev. Auth. PCR
 (Georgia Power Plant) VRDO                                    1.85%    5/2/2002             5,400            5,400
Private Colleges & Univ. Auth. of Georgia Rev.
 (Emory Univ.) TOB VRDO                                        1.76%    5/2/2002++           7,995            7,995
Private Colleges & Univ. Auth. of Georgia Rev.
 (Emory Univ.) VRDO                                            1.65%    5/8/2002            56,295           56,295
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
 (Emory Univ.) VRDO                                            1.65%    5/8/2002            32,000           32,000
Richmond County GA Hosp. Auth. (Univ. of Health Services)      1.70%    5/8/2002LOC         23,400           23,400
                                                                                                  -----------------
                                                                                                            577,736
                                                                                                  -----------------
HAWAII (0.7%)
Hawaii GO TOB VRDO                                             1.76%    5/2/2002(4)++        4,000            4,000
Hawaii GO TOB VRDO                                             1.78%    8/8/2002(4)++        8,435            8,435
Honolulu HI City & County GO                                   5.00%    7/1/2002(3)          4,675            4,693
Honolulu HI City & County PUT                                  2.85%   12/4/2002(3)         50,000           50,234
                                                                                                  -----------------
                                                                                                             67,362
                                                                                                  -----------------
IDAHO (0.6%)
Idaho TAN                                                      3.75%   6/28/2002            63,000           63,113
                                                                                                  -----------------
ILLINOIS (6.9%)
Chicago IL Board of Educ. TOB VRDO                             1.78%    5/2/2002(2)++        6,045            6,045
Chicago IL Board of Educ. VRDO                                 1.70%    5/2/2002(4)        144,700          144,700
Chicago IL Board of Educ. VRDO                                 1.76%    5/2/2002(4)++        7,085            7,085
Chicago IL GO                                                  6.25%  10/31/2002(1)          4,250            4,340
Chicago IL GO TOB VRDO                                         1.76%    5/2/2002(3)++        7,905            7,905
Chicago IL GO TOB VRDO                                         1.77%    5/8/2002(2)++       19,995           19,995
Chicago IL Park Dist. GO TOB VRDO                              1.77%    5/8/2002(3)++        9,990            9,990
Chicago IL Public Building Comm.
 (Chicago School Reform Board) TOB VRDO                        1.76%    5/2/2002(3)++        5,400            5,400
Chicago IL Sales Tax Rev. TOB VRDO                             1.76%    5/2/2002(3)++        5,393            5,392
Chicago IL School Finance Auth. GO                             6.10%    6/1/2002(3)         11,945           11,975
Chicago IL Water Rev. TOB VRDO                                 1.76%    5/2/2002(2)++       12,775           12,775
Chicago IL Water Rev. VRDO                                     1.65%    5/8/2002LOC         58,625           58,625
Cook County IL GO TOB VRDO                                     1.77%    5/8/2002(3)++       11,500           11,500
Illinois Dev. Finance Auth. Hosp. Rev.
 (Evanston Northwestern Healthcare Corp.) VRDO                 1.70%    5/2/2002            50,000           50,000
Illinois Dev. Finance Auth. Rev. (Chicago Symphony) VRDO       1.70%    5/8/2002LOC         42,650           42,650
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO        1.70%    5/8/2002            23,600           23,600
Illinois Educ. Fac. Auth. Rev. (DePaul Univ.) VRDO             1.70%    5/8/2002LOC         36,500           36,500
Illinois Educ. Fac. Auth. Rev. (Field Museum of
 Natural History) VRDO                                         1.75%    5/8/2002LOC         15,000           15,000
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) TOB VRDO     1.76%    5/2/2002YY           5,373            5,372
Illinois GO TOB PUT                                            1.90%    1/9/2003(3)++        9,670            9,670

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Illinois GO TOB PUT                                            1.95%   6/13/2002(1)++      $11,995       $   11,995
Illinois GO TOB VRDO                                           1.76%    5/2/2002++           4,550            4,550
Illinois GO TOB VRDO                                           1.76%    5/2/2002(1)++        4,270            4,270
Illinois GO TOB VRDO                                           1.78%    5/2/2002++          11,000           11,000
Illinois GO TOB VRDO                                           1.90%    1/9/2003(1)++       15,320           15,320
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO        1.70%    5/8/2002(2)         42,205           42,205
Illinois Health Fac. Auth. Rev. (Gottlieb Health
 Resources Inc. Obligated Group) VRDO                          1.65%    5/2/2002LOC         28,600           28,600
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                            1.70%    5/2/2002               400              400
Illinois Health Fac. Auth. Rev.
 (Univ. of Chicago Hosp. & Health Systems)VRDO                 1.70%    5/2/2002(1)          3,700            3,700
Illinois Regional Transp. Auth. Rev. TOB PUT                   1.65%   9/12/2002(3)++       12,895           12,895
Illinois Sales Tax Rev. TOB VRDO                               1.76%    5/2/2002++           8,390            8,390
Illinois Student Assistance Comm. Student Loan Rev. VRDO       1.80%    5/8/2002LOC          9,200            9,200
Schaumburg IL GO VRDO                                          1.70%    5/2/2002            15,700           15,700
                                                                                                  -----------------
                                                                                                            656,744
                                                                                                  -----------------
INDIANA (3.5%)
Delaware County IN Hosp. Auth. Rev.
 (Cardinal Health Systems) VRDO                                1.75%    5/8/2002(2)         38,600           38,600
Indiana Bond Bank Advance Funding Program Notes                2.25%   1/22/2003           122,000          122,526
Indiana Educ. Fac. Auth. (Wabash College) VRDO                 1.75%    5/2/2002LOC         35,295           35,295
Indiana Muni. Power Agency VRDO                                1.70%    5/8/2002LOC         10,000           10,000
Indiana Office Building Comm. Fac. Rev.
 (Indiana Govt. Center South) VRDO                             1.60%    5/8/2002            42,700           42,700
Indiana Office Building Comm. Fac. Rev.
 (Miami Correctional Fac.) VRDO                                1.60%    5/8/2002            31,000           31,000
Indiana Office Building Comm. Fac. Rev.
 (Pendleton Juvenile Corrections Fac.) VRDO                    1.60%    5/8/2002            33,600           33,600
Indianapolis IN Local Public Improvement Rev. Notes            2.40%    7/9/2002            14,100           14,122
St. Joseph County IN Educ. Fac. Rev.
 (Univ. of Notre Dame Du Lac Project) VRDO                     1.65%    5/2/2002             8,670            8,670
                                                                                                  -----------------
                                                                                                            336,513
                                                                                                  -----------------
IOWA (0.8%)
Iowa Higher Educ. Loan Auth. Rev. Private
 College Fac. (Grinnell College Project) VRDO                  1.70%    5/2/2002            25,000           25,000
Iowa State TRAN                                                3.00%   6/27/2002            60,300           60,408
                                                                                                  -----------------
                                                                                                             85,408
                                                                                                  -----------------
KANSAS (0.7%)
Kansas Dept. of Transp. Highway Rev. VRDO                      1.65%    5/2/2002            15,680           15,680
Kansas Dept. of Transp. Highway Rev. VRDO                      1.70%    5/8/2002            12,500           12,500
Kansas Dev. Finance Auth. Kansas Water PCR VRDO                1.76%    5/2/2002++           8,720            8,720
Sedgwick County KS Airport Fac. Rev. (Flight Safety) VRDO      1.77%    5/2/2002            34,000           34,000
                                                                                                  -----------------
                                                                                                             70,900
                                                                                                  -----------------
Kentucky (2.7%)
Jeffersontown KY Lease Program
 (Kentucky League of Cities Funding) VRDO                      1.68%    5/8/2002LOC          5,900            5,900
Kentucky Asset/Liability Comm. General Fund Rev. TRAN          4.00%   6/26/2002            98,000           98,218
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
 (Baptist Healthcare) VRDO                                     1.65%    5/8/2002            21,165           21,165
Kentucky Property & Building Comm. Rev.                        3.50%    2/1/2003             6,675            6,762
Kentucky Property & Building Comm. Rev. TOB VRDO               1.76%    5/2/2002(4)++        5,900            5,900

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Louisville & Jefferson County KY Regional Airport Auth.
 Special Fac. (UPS Worldwide Forwarding) VRDO                  1.70%    5/2/2002            $4,300       $    4,300
Louisville & Jefferson County KY Regional Airport Auth.
 Special Fac. (UPS Worldwide Forwarding) VRDO                  1.75%    5/2/2002            31,900           31,900
Louisville & Jefferson County KY TOB VRDO                      1.78%    5/2/2002(1)++       15,000           15,000
Warren County KY Rev. (Western Kentucky
 Univ. Student Life) VRDO                                      1.70%    5/2/2002LOC         65,455           65,455
                                                                                                  -----------------
                                                                                                            254,600
                                                                                                  -----------------
LOUISIANA (0.2%)
Louisiana GO                                                   6.75%   5/15/2002(1)          7,680            7,690
Louisiana GO TOB VRDO                                          1.76%    5/2/2002(1)++        5,145            5,145
Louisiana Public Fac. Auth. Rev. Advance Fund Notes            3.25%   8/29/2002             5,000            5,007
                                                                                                  -----------------
                                                                                                             17,842
                                                                                                  -----------------
MAINE (0.1%)
Maine Health & Higher Educ. Fac. Auth. Rev.
 (Bowdoin College) VRDO                                        1.63%    5/8/2002LOC         12,635           12,635

MARYLAND (1.6%)
Baltimore County MD Metro. Dist. CP                            1.35%   6/17/2002            33,200           33,200
Baltimore County MD Metro. Dist. CP                            1.40%   6/12/2002            20,700           20,700
Baltimore Mayor & City Council Maryland Consolidated
  Public Improvement Project Refunding VRDO                    1.65%    5/8/2002(3)         17,000           17,000
Frederick County MD Consolidated Public Improvement VRDO       1.70%    5/8/2002             8,835            8,835
Maryland Dept. of Housing & Community Dev. TOB VRDO            1.83%    5/2/2002++           6,320            6,320
Maryland GO TOB VRDO                                           1.76%    5/2/2002++          12,865           12,865
Montgomery County MD COP Equipment Acquisition Program         4.00%    6/1/2002            11,130           11,142
Univ. of Maryland System Auxiliary Fac. &
  Tuition Rev. TOB VRDO                                        1.78%    5/2/2002++           7,073            7,072
Washington Suburban Sanitation Dist. of Maryland VRDO          1.70%    5/8/2002            33,200           33,200
                                                                                                  -----------------
                                                                                                            150,334
                                                                                                  -----------------
MASSACHUSETTS (3.7%)
Massachusetts GO                                               6.25%    7/1/2002            12,500           12,591
Massachusetts GO                                               6.50%    8/1/2002(Prere.)     3,840            3,958
Massachusetts GO CP                                            1.60%    5/6/2002            24,000           24,000
Massachusetts GO CP                                            1.60%    5/7/2002            34,000           34,000
Massachusetts GO CP                                            1.65%    5/1/2002            30,000           30,000
Massachusetts GO CP                                            1.68%    5/2/2002            30,000           30,000
Massachusetts GO CP                                            1.75%    5/3/2002            67,000           67,000
Massachusetts GO VRDO                                          1.60%    5/2/2002            50,005           50,005
Massachusetts GO VRDO                                          1.70%    5/2/2002            58,400           58,400
Massachusetts Water Resources Auth. Rev. VRDO                  1.60%    5/8/2002(3)         25,000           25,000
Massachusetts Water Resources Auth. Rev. VRDO                  1.65%    5/8/2002(2)         11,800           11,800
Norwell MA BAN                                                 2.75%   2/21/2003             8,110            8,181
                                                                                                  -----------------
                                                                                                            354,935
                                                                                                  -----------------
MICHIGAN (4.9%)
Detroit MI GO                                                  5.80%    5/1/2002(2)          8,970            8,970
Detroit MI Sewage Disposal System VRDO                         1.70%    5/2/2002(3)         20,700           20,700
Detroit MI Water Supply System VRDO                            1.65%    5/8/2002(3)         56,000           56,000
Huron Valley MI School Dist. TOB VRDO                          1.78%    5/2/2002++          11,000           11,000
Michigan Building Auth. CP                                     1.65%   7/18/2002LOC         42,075           42,075
Michigan Building Auth. Rev. PUT                               1.70%    5/8/2002            40,000           40,000
Michigan Building Auth. Rev. TOB VRDO                          1.76%    5/2/2002++           9,635            9,635

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Michigan GAN VRDO                                              1.65%    5/8/2002(4)        $54,200       $   54,200
Michigan GO                                                    6.00%   11/1/2002             4,845            4,944
Michigan Housing Dev. Auth. Rev. VRDO                          1.60%    5/8/2002LOC         24,715           24,715
Michigan Housing Dev. Auth. Rev. VRDO                          1.70%    5/8/2002(1)         47,450           47,450
Michigan Muni. Bond Auth. Notes                                2.25%   8/21/2002            30,200           30,287
Michigan Muni. Bond Auth. Rev.                                 3.50%    7/1/2002             6,000            6,008
Michigan Muni. Bond Auth. Rev.                                 3.50%    7/1/2002LOC          6,000            6,008
Michigan Muni. Bond Auth. Rev.                                 3.50%   8/22/2002LOC         23,020           23,085
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund) TOB VRDO                         1.76%    5/2/2002++          15,900           15,900
Michigan State Univ. Board of Trustees VRDO                    1.60%    5/8/2002            20,000           20,000
Oakland County MI Econ. Dev. Corp.
 (Cranbrook Educ. Comm.) VRDO                                  1.80%    5/2/2002             6,500            6,500
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO       1.70%    5/2/2002            20,975           20,975
Univ. of Michigan Hosp. Rev. VRDO                              1.70%    5/2/2002            16,540           16,540
                                                                                                  -----------------
                                                                                                            464,992
                                                                                                  -----------------
MINNESOTA (1.2%)
Minneapolis St. Paul MN Housing Fin. Board Rev. TOB VRDO       1.78%    6/1/2002++           7,860            7,860
Minneapolis St. Paul MN Housing Fin. Board Rev. TOB VRDO       1.83%    6/1/2002++          14,000           14,000
Minnesota GO TOB VRDO                                          1.76%    5/2/2002++           7,995            7,995
Regents of the Univ. of Minnesota GO VRDO                      1.70%    5/8/2002            81,700           81,700
                                                                                                  -----------------
                                                                                                            111,555
                                                                                                  -----------------
MISSISSIPPI (0.2%)
Jackson County MS PCR (Chevron USA Inc.) VRDO                  1.70%    5/2/2002             2,970            2,970
Mississippi GO TOB VRDO                                        1.77%    5/8/2002++          12,515           12,515
                                                                                                  -----------------
                                                                                                             15,485
                                                                                                  -----------------
MISSOURI (2.1%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist.
   St. Clair County Metrolink Extension) VRDO                  1.75%    5/2/2002(1)         26,500           26,500
Curator of the Univ. of Missouri System Fac. VRDO              1.70%   5/10/2002            10,000           10,000
Missouri Building GO TOB VRDO                                  1.76%    5/2/2002++          10,653           10,652
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (Sisters of Mercy Health Care System) VRDO                    1.75%    5/2/2002            54,000           54,000
Missouri Health & Educ. Fac. Auth.
 (Sisters of Mercy Health Care System) VRDO                    1.75%    5/2/2002            15,500           15,500
Missouri Health & Educ. Fac. Auth. Rev.
 (Medical Research Fac.-Stowers Institute) VRDO                1.65%    5/2/2002(1)         50,000           50,000
Missouri Higher Educ. Student Loan Auth. VRDO                  1.75%    5/8/2002LOC         24,900           24,900
Missouri Housing Dev. Corp. Single Family
 Mortgage Rev. TOB PUT                                         1.83%    9/1/2002++           6,630            6,630
                                                                                                  -----------------
                                                                                                            198,182
                                                                                                  -----------------
NEBRASKA (1.1%)
Nebraska Higher Educ. Loan Program VRDO                        1.75%    5/8/2002(1)++       97,230           97,230
Nebraska Public Power Dist. Rev.                               6.10%    1/1/2003(Prere.)     5,500            5,758
                                                                                                  -----------------
                                                                                                            102,988
                                                                                                  -----------------
NEVADA (0.5%)
Clark County NV Airport System Rev. TOB VRDO                   1.77%    5/8/2002(3)++       10,095           10,095
Clark County NV School Dist. GO                                7.25%   6/15/2002(1)          3,995            4,020
Clark County NV School Dist. GO VRDO                           1.65%    5/2/2002(4)          4,920            4,920
Las Vegas NV Valley Water Dist. CP                             1.30%   6/12/2002LOC         14,000           14,000
Nevada Housing Division-;Single Family Mortgage Rev.           1.80%   3/31/2003            15,000           15,000
                                                                                                  -----------------
                                                                                                             48,035
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
NEW HAMPSHIRE (0.3%)
New Hampshire Higher Educ. & Health Fac. Auth.
 (St. Paul's School) VRDO                                      1.70%    5/2/2002           $25,000       $   25,000
                                                                                                  -----------------
NEW JERSEY (1.1%)
New Jersey TRAN CP                                             1.30%   5/16/2002            25,000           25,000
New Jersey TRAN CP                                             1.30%   5/24/2002            22,000           22,000
New Jersey TRAN CP                                             1.35%    5/1/2002            11,000           11,000
New Jersey TRAN CP                                             1.40%    5/9/2002            32,000           32,000
New Jersey TRAN CP                                             1.65%   5/21/2002            15,000           15,000
                                                                                                  -----------------
                                                                                                            105,000
                                                                                                  -----------------
NEW MEXICO (1.8%)
New Mexico Finance Auth. Administrative Fee
 (Trims Project) VRDO                                          1.75%    5/8/2002LOC          2,831            2,831
New Mexico Highway Comm. Tax Rev.                              3.25%   6/15/2002(2)          1,605            1,608
New Mexico Severance Tax Rev.                                  5.50%    7/1/2002             7,550            7,586
New Mexico TRAN                                                4.00%   6/28/2002           133,000          133,306
Univ. of New Mexico Univ. Rev. VRDO                            1.80%    5/8/2002            22,900           22,900
                                                                                                  -----------------
                                                                                                            168,231
                                                                                                  -----------------
NEW YORK (1.3%)
Muni. Assistance Corp. for New York City NY                    5.50%    7/1/2002            10,000           10,055
Nassau County NY Interim Finance Auth. BAN                     2.50%   7/18/2002            27,200           27,258
New York City NY Muni. Water Finance Auth. CP                  1.60%   5/21/2002            20,000           20,000
New York City NY Transitional Finance Auth. BAN                2.50%   2/26/2003            50,000           50,404
New York State GO PUT                                          2.60%    8/7/2002LOC         14,800           14,800
                                                                                                  -----------------
                                                                                                            122,517
                                                                                                  -----------------
NORTH CAROLINA (1.4%)
Charlotte NC Water & Sewer System Rev. VRDO                    1.70%    5/2/2002            30,000           30,000
Mecklenburg County NC GO VRDO                                  1.70%    5/8/2002            47,600           47,600
North Carolina Capital Fac. Finance Agency
 (YMCA of Greater Winston-Salem) VRDO                          1.70%    5/2/2002LOC         17,905           17,905
North Carolina Medical Care Comm. Hosp.
 (Moses H. Cone Memorial Hosp.) VRDO                           1.70%    5/2/2002            37,700           37,700
                                                                                                  -----------------
                                                                                                            133,205
                                                                                                  -----------------
OHIO (3.6%)
Cuyahoga County OH Econ. Dev. (Cleveland Orchestra) VRDO       1.70%    5/2/2002LOC          5,800            5,800
Cuyahoga County OH Hosp. Rev.
 (Cleveland Clinic Foundation) VRDO                            1.65%    5/8/2002(2)         22,390           22,390
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO         1.70%    5/2/2002LOC         17,300           17,300
Kent State Univ. Ohio VRDO                                     1.60%    5/8/2002(1)         53,395           53,395
Montgomery County OH Rev.
 (Catholic Health Initiatives) VRDO                            1.80%    5/8/2002            21,100           21,100
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                          1.70%    5/2/2002LOC         27,500           27,500
Ohio GO VRDO                                                   1.60%    5/8/2002            37,200           37,200
Ohio Higher Educ. Fac. Comm. Rev.
 (Case Western Reserve Univ.) VRDO                             1.65%    5/8/2002            10,200           10,200
Ohio Housing Finance Agency Residential
 Mortgage Rev. VRDO                                            1.80%    5/8/2002           115,000          115,000
Ohio PCR (Sohio Air British Petroleum Co.) VRDO                1.70%    5/2/2002               500              500
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO         1.70%    5/2/2002            22,500           22,500

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Ohio State Univ. General Receipts VRDO                         1.68%    5/3/2002            $7,800            7,800
Ohio Water Dev. Auth. Rev. (Timken Co.) VRDO                   1.65%    5/8/2002LOC          2,700            2,700
                                                                                                  -----------------
                                                                                                            343,385
                                                                                                  -----------------
OKLAHOMA
Tulsa County OK Independent School Dist.
 No. 9 Union Board of Educ. GO                                 4.50%    6/1/2002             3,500            3,505

OREGON (1.9%)
Oregon GO VRDO                                                 1.60%    5/8/2002            94,900           94,900
Oregon Health, Housing, Educ. &
 Cultural Fac. Auth. (Peacehealth) VRDO                        1.70%    5/2/2002LOC         12,910           12,910
Oregon State TAN                                               3.25%    5/1/2003            44,000           44,539
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                              5.00%    7/1/2002(3)          3,195            3,207
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport) TOB VRDO                     1.85%    5/2/2002(2)++        5,130            5,130
Tri-County Metro. Transp. Dist. OR
 (Interstate Max Project) VRDO                                 1.65%    5/2/2002LOC         25,000           25,000
                                                                                                  -----------------
                                                                                                            185,686
                                                                                                  -----------------
PENNSYLVANIA (4.8%)
Allegheny County PA Hosp. Dev. Auth. Rev.
 (Presbyterian Univ. Health System) VRDO                       1.75%    5/2/2002(1)          5,660            5,660
Berks County PA IDA (Lutheran Health Care) VRDO                1.70%    5/8/2002(2)         19,800           19,800
Mercersburg Borough PA General Purpose Auth.
 (Mercersburg College) VRDO                                    1.70%    5/8/2002LOC          9,415            9,415
Pennsylvania COP                                               4.90%    7/1/2002(2)         13,665           13,725
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev. VRDO                                        1.70%    5/8/2002(2)        202,300          202,300
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev. VRDO                                        1.75%    5/8/2002(2)          5,300            5,300
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev. VRDO                                        1.80%    5/8/2002(2)         20,000           20,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Carnegie Mellon Univ.) VRDO                                  1.70%    5/2/2002             3,800            3,800
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of
  Pennsylvania Health System Obligated Group)VRDO              1.60%    5/8/2002LOC          4,845            4,845
Pennsylvania Intergovernmental
 Cooperation Auth. Rev.                                        6.00%   6/15/2002(3)         25,500           25,601
Pennsylvania Turnpike Comm. Rev. CP                            1.65%    5/2/2002            35,000           35,000
Philadelphia PA Hosp. & Higher Educ. Fac.
  Auth. Rev. (Children's Hosp.) VRDO                           1.70%    5/2/2002            22,000           22,000
Philadelphia PA Water & Waste Water Rev.                       6.25%    8/1/2002(1)          5,450            5,512
Sayre PA Health Care Fac. Auth. (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program) VRDO                  1.65%    5/8/2002(2)         36,750           36,750
Sayre PA Health Care Fac. Auth. (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program) VRDO                  1.70%    5/8/2002(2)         22,400           22,400
Southcentral Pennsylvania General Auth. Rev. VRDO              1.75%    5/2/2002(2)          5,400            5,400
St. Mary's Hosp. Auth. Bucks County PA Rev.
 (Catholic Health Initiatives) VRDO                            1.75%    5/8/2002            11,800           11,800
Univ. of Pittsburgh of the Commonwealth System
 of Higher Educ. PA (Univ. Capital Project) VRDO               1.60%    5/8/2002             3,000            3,000

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Washington County PA Higher Educ.
 (Pooled Equipment Lease Program) VRDO                         1.75%    5/8/2002LOC         $8,750       $    8,750
                                                                                                  -----------------
                                                                                                            461,058
                                                                                                  -----------------
PUERTO RICO (0.6%)
Puerto Rico TRAN                                               3.00%   7/30/2002            55,445           55,553

RHODE ISLAND (0.6%)
Rhode Island Depositors Econ. Protection Corp.                 6.95%    8/1/2002(Prere.)    14,250           14,685
Rhode Island Health & Educ. Building Corp. Rev.
 (Brown Univ.) VRDO                                            1.65%    5/2/2002            32,040           32,040
Rhode Island Housing & Mortgage Finance
 Corp. Rev. TOB VRDO                                           1.83%    5/2/2002++           5,995            5,995
                                                                                                  -----------------
                                                                                                             52,720
                                                                                                  -----------------
SOUTH CAROLINA (0.2%)
Berkeley County SC Exempt Fac. Ind.
 (Amoco Chemical Co.) VRDO                                     1.75%    5/2/2002            20,600           20,600
                                                                                                  -----------------
SOUTH DAKOTA (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev.
 (Sioux Valley Hosp. & Health System) VRDO                     1.80%    5/3/2002            17,090           17,090
South Dakota Housing Dev. Auth. Homeownership
 Mortgage Rev. TOB VRDO                                        1.83%    5/2/2002++           3,215            3,215
                                                                                                  -----------------
                                                                                                             20,305
                                                                                                  -----------------
TENNESSEE (3.1%)
Chattanooga TN Health, Educ., & Housing Fac. Board Rev.
 (Student Housing CDFI PHASE I) VRDO                           1.70%    5/2/2002LOC         60,140           60,140
Knox County TN Public Improvement TOB VRDO                     1.76%    5/2/2002++          29,625           29,625
Knoxville TN GO                                                5.00%    6/1/2002            20,000           20,032
Metro. Govt. of Nashville & Davidson County TN GO              6.15%   5/15/2002(Prere.)     8,050            8,222
Metro. Govt. of Nashville & Davidson County TN Ind. Dev.
 Board (Country Music Hall of Fame) VRDO                       1.70%    5/2/2002LOC         14,500           14,500
Metro. Govt. of Nashville TN Airport Auth.
 Improvement Refunding VRDO                                    1.70%    5/8/2002(3)LOC      36,600           36,600
Montgomery County TN Public Building Auth.
 Pooled Financial Rev. (Tennessee County LoanPool) VRDO        1.75%    5/9/2002            13,500           13,500
Shelby County TN Capital Outlay CP                             1.35%   5/16/2002            25,000           25,000
Shelby County TN GO CP                                         1.70%    7/5/2002             5,000            5,000
Shelby County TN GO CP                                         1.70%    7/8/2002            22,000           22,000
Shelby County TN GO CP                                         1.70%    7/9/2002             7,000            7,000
Shelby County TN GO CP                                         1.75%    7/3/2002            21,000           21,000
Shelby County TN GO VRDO                                       1.65%    5/8/2002            17,500           17,500
Sumner County TN Capital Outlay VRDO                           1.70%    5/8/2002LOC         20,000           20,000
                                                                                                  -----------------
                                                                                                            300,119
                                                                                                  -----------------
TEXAS (14.0%)
Austin TX Combined Util. System Rev. CP                        1.55%    5/1/2002LOC          3,115            3,115
Austin TX Public Improvement GO                                5.00%    9/1/2002            16,000           16,182
Austin TX Public Improvement GO TOB VRDO                       1.76%    5/2/2002++           8,880            8,880
Austin TX Public Improvement GO TOB VRDO                       1.76%    5/2/2002(Prere.)++   6,195            6,195
Board of Regents of the Univ. of Texas System
 Permanent Univ. Fund CP                                       1.40%    7/1/2002             7,000            7,000
Board of Regents of the Univ. of Texas System
 Permanent Univ. Fund CP                                       1.70%   8/13/2002             8,330            8,330

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Board of Regents of the Univ. of Texas System
 Rev. Financing System CP                                      1.70%    8/7/2002           $13,100       $   13,100
Board of Regents of the Univ. of Texas System
 Rev. Financing System CP                                      1.73%    9/3/2002            19,000           19,000
Board of Regents of the Univ. of Texas System
 Rev. Financing System TOB VRDO                                1.77%    5/8/2002++          10,215           10,215
Board of Regents of the Univ. of Texas System
 Rev. Financing System VRDO                                    1.60%    5/8/2002            18,665           18,665
Cypress-Fairbanks TX Independent School Dist. TOB VRDO         1.78%    5/2/2002++          11,880           11,880
Cypress-Fairbanks TX Independent School Dist.
 Unlimited Tax Schoolhouse TOB VRDO                            1.76%    5/2/2002++           7,915            7,915
Dallas-Fort Worth TX International Airport Fac.
 Improvement Corp. Rev. (Learjet Inc.)VRDO                     1.80%    5/2/2002LOC         16,110           16,110
Dallas TX Area Rapid Transit TOB VRDO                          1.78%    5/2/2002(2)++        6,000            6,000
Dallas TX Independent School Dist. GO VRDO                     1.76%    5/2/2002++          11,365           11,365
Dallas TX Rapid Transit Tax TOB VRDO                           1.77%    5/8/2002(2)++        9,920            9,920
Dallas TX Waterworks & Sewer System Rev. TOB VRDO              1.78%    5/2/2002++          19,085           19,085
Greater East Texas Higher Educ. Auth. Student Loan Rev. PUT    1.70%    5/2/2002LOC++       59,000           59,000
Gulf Coast TX IDA Marine Terminal (Amoco Oil Co.) VRDO         1.75%    5/2/2002            12,200           12,200
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                          1.65%    5/2/2002             5,000            5,000
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                          1.75%    5/2/2002           121,510          121,510
Gulf Coast TX Waste Disposal Auth. PCR
 (BP Products North America Project) VRDO                      1.75%    5/2/2002             4,000            4,000
Harris County TX GO CP                                         1.55%    5/1/2002             1,600            1,600
Harris County TX GO VRDO                                       1.60%    5/8/2002            24,830           24,830
Harris County TX GO VRDO                                       1.60%    5/8/2002            20,100           20,100
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                             1.70%    5/2/2002            87,570           87,570
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) TOB VRDO                         1.78%    5/2/2002++           5,500            5,500
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                             1.70%    5/2/2002            22,500           22,500
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                             1.78%    5/2/2002++           4,245            4,245
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                   1.70%    5/2/2002(1)          6,000            6,000
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's
 Christian Assoc. of Greater Houston)VRDO                      1.70%    5/2/2002LOC          1,700            1,700
Harris County TX Toll Road Rev.                                6.30%   8/15/2002(3)(Prere.)  4,470            4,612
Harris County TX Toll Road Rev.                                6.50%   8/15/2002(2)(Prere.)  5,765            5,959
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP          1.40%   6/17/2002             5,000            5,000
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP          1.50%   6/17/2002             5,000            5,000
Houston TX Independent School Dist. GO TOB VRDO                1.78%    5/2/2002(4)++       19,205           19,205
Houston TX TRAN                                                4.00%   6/28/2002           100,000          100,222
Houston TX Water & Sewer System Rev. TOB VRDO                  1.78%    5/2/2002(4)++       25,000           25,000
Houston TX Water & Sewer System TOB VRDO                       1.77%    5/8/2002(1)++        9,995            9,995
Laredo TX Independent School Dist. Unlimited
 Tax School Building & Refunding VRDO                          1.77%    5/8/2002++          18,905           18,905
Lower Neches Valley Auth. Texas IDR
 (Mobil Oil Refinancing Corp.) VRDO                            1.70%    5/2/2002             2,100            2,100

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Lower Neches Valley Auth. Texas Ind. Corp.
 (ExxonMobil Corp.) VRDO                                       1.75%    5/2/2002           $23,700       $   23,700
North Texas Higher Educ. Auth.
 Student Loan VRDO                                             1.80%    5/8/2002LOC         50,920           50,920
Red River TX Auth. PCR (Southwestern Public Service) VRDO      1.75%    5/2/2002(2)         20,000           20,000
San Antonio TX Independent School District GO TOB VRDO         1.78%    5/2/2002++          17,710           17,710
South Texas Higher Educ. Auth. VRDO                            1.75%    5/8/2002(1)         16,500           16,500
Southwest Texas Higher Educ. Auth. Inc.
 (Southern Methodist Univ.) VRDO                               1.70%    5/8/2002LOC         47,100           47,100
Spring Branch TX Independent School Dist. GO TOB VRDO          1.76%    5/2/2002++           6,295            6,295
Texas A & M Univ. System Board Regents Rev. CP                 1.25%    5/1/2002            15,000           15,000
Texas A & M Univ. System Rev. Financing Bonds TOB VRDO         1.76%    5/2/2002(Prere.)++   5,635            5,635
Texas Housing Corp. Multifamily Housing Rev. TOB VRDO          1.80%    5/2/2002(1)++        6,995            6,995
Texas TRAN                                                     3.75%   8/29/2002           350,000          351,669
Texas Water Dev. Board Rev. TOB VRDO                           1.76%    5/2/2002++          15,095           15,095
                                                                                                  -----------------
                                                                                                          1,341,329
                                                                                                  -----------------
UTAH (1.5%)
Central Utah Water Conservancy Dist. VRDO                      1.70%    5/8/2002(2)         25,170           25,170
Intermountain Power Agency Utah Power Supply Rev.              1.50%   9/16/2002(2)         20,000           20,000
Intermountain Power Agency Utah Power Supply Rev. CP           1.55%    5/1/2002(2)          4,545            4,545
Intermountain Power Agency Utah Power Supply Rev. PUT          1.50%   9/16/2002(2)         15,500           15,500
Intermountain Power Agency Utah TOB VRDO                       1.78%    5/2/2002(1)++       37,600           37,600
Utah GO                                                        5.00%    7/1/2002             8,400            8,432
Utah GO                                                        5.50%    7/1/2002             4,000            4,019
Utah GO VRDO                                                   1.65%    5/8/2002             9,200            9,200
Utah Housing Finance Auth.
 (Single Family Mortgage) TOB VRDO                             1.76%    7/9/2002++           6,760            6,760
Utah Housing Finance Auth.
 (Single Family Mortgage) VRDO                                 1.80%    5/8/2002             4,000            4,000
Weber County UT Hosp. Rev.
 (IHC Health Services) VRDO                                    1.70%    5/8/2002             7,500            7,500
                                                                                                  -----------------
                                                                                                            142,726
                                                                                                  -----------------

VERMONT (0.1%)
Vermont Educ. & Health Buildings Agency Rev.
 (Middlebury College) PUT                                      3.05%    5/1/2002             6,255            6,255
                                                                                                  -----------------
VIRGINIA (1.0%)
Montgomery County VA IDA (Virginia Tech Foundation) VRDO       1.70%    5/2/2002LOC         22,170           22,170
Newport News VA BAN                                            2.50%   10/1/2002            30,000           30,136
Richmond VA RAN                                                3.00%   6/25/2002            34,000           34,059
Virginia Housing Dev. Auth. Rev.                               2.70%    1/1/2003             2,430            2,430
Virginia Public School Auth. Rev. TOB VRDO                     1.78%    5/2/2002(4)++       10,080           10,080
                                                                                                  -----------------
                                                                                                             98,875
                                                                                                  -----------------
WASHINGTON (2.1%)

Energy Northwest Washington Electric Refunding Rev.            5.25%    7/1/2002(4)         33,890           34,022
Port Bellingham WA IDC Environmental Fac.
 (BP Amoco West Coast LLC) VRDO                                1.75%    5/2/2002             3,300            3,300
Port of Seattle WA Rev. TOB VRDO                               1.83%    5/2/2002(1)++        5,255            5,255
Port of Seattle WA Rev. VRDO                                   1.85%    5/8/2002LOC         51,000           51,000
Port of Seattle WA Rev. VRDO                                   1.95%    5/8/2002LOC         76,000           76,000
Tacoma WA Sewer TOB VRDO                                       1.77%    5/8/2002(3)++       10,625           10,625

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
TAX-EXEMPT MONEY MARKET FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Washington GO TOB VRDO                                         1.76%    5/2/2002(4)++       $6,200       $    6,200
Washington Higher Educ. Fac. Auth. (Seattle Pacific) VRDO      1.70%    5/2/2002LOC         12,000           12,000
                                                                                                  -----------------
                                                                                                            198,402
                                                                                                  -----------------
WEST VIRGINIA (0.6%)
Putnam County WV Solid Waste Disposal Rev.
 (Toyota Manufacturing Corp.) VRDO                             1.75%    5/8/2002            56,700           56,700
                                                                                                  -----------------
WISCONSIN (2.6%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
 (Univ. of Wisconsin Hosp.) VRDO                               1.70%    5/8/2002(1)         22,700           22,700
Wisconsin GO                                                   6.25%    5/1/2003(Prere.)     9,375            9,763
Wisconsin GO CP                                                1.30%    5/1/2002            34,895           34,895
Wisconsin GO CP                                                1.73%    9/4/2002            15,819           15,819
Wisconsin GO CP                                                1.83%   9/10/2002            13,400           13,400
Wisconsin GO CP                                                1.90%    9/3/2002            51,535           51,535
Wisconsin GO Refunding VRDO                                    1.77%    5/8/2002(1)++       18,995           18,995
Wisconsin GO TOB VRDO                                          1.76%    5/2/2002(Prere.)++   6,825            6,825
Wisconsin GO TOB VRDO                                          1.76%    5/2/2002             5,938            5,938
                                                                      (4)(Prere.)++
Wisconsin GO TOB VRDO                                          1.77%    5/8/2002(4)++       20,855           20,855
Wisconsin Health & Educ. Fac. Auth. Rev.
 (Wheaton Franciscan Services) VRDO                            1.63%    5/2/2002LOC         38,300           38,300
Wisconsin Housing & Econ. Dev. Auth.
 Home Ownership Rev. VRDO                                      1.70%    5/8/2002             2,500            2,500
Wisconsin Housing & Econ. Dev. Auth.
 Home Ownership Rev. VRDO                                      1.80%    5/8/2002             3,600            3,600
                                                                                                  -----------------
                                                                                                            245,125
                                                                                                  -----------------
WYOMING (0.1%)
Lincoln County WY PCR (Exxon) VRDO                             1.57%    5/2/2002             1,585            1,585
Sublette County WY PCR (Exxon) VRDO                            1.65%    5/2/2002             5,200            5,200
                                                                                                  -----------------
                                                                                                              6,785
                                                                                                  -----------------
===================================================================================================================
TOTAL MUNICIPAL BONDS
 (Cost $9,506,308)                                                                                        9,506,308
===================================================================================================================
OTHER ASSETS AND LIABILITIES (0.8%)
-------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                        164,044
Liabilities                                                                                                 (88,329)
                                                                                                  -----------------
                                                                                                             75,715
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
===================================================================================================================
Applicable to 9,583,055,109 outstanding
 $.001 par value shares of beneficial interest
 (unlimited authorization)                                                                               $9,582,023
===================================================================================================================
NET ASSET VALUE PER SHARE                                                                                     $1.00
===================================================================================================================


*See Note A in Notes to Financial Statements.
++Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2002, the aggregate value of these securities was $1,165,418,000, representing 12.2% of net assets. For key to abbreviations and other references, see page 98.

================================================================================
                                                             AMOUNT          PER
TAX-EXEMPT MONEY MARKET FUND                                  (000)        SHARE
--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                         $ 9,583,088        $1.00
Undistributed Net Investment Income                              --           --
Accumulated Net Realized Losses                              (1,065)          --
Unrealized Appreciation                                          --           --
--------------------------------------------------------------------------------
NET ASSETS                                               $9,582,023        $1.00
================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
SHORT-TERM TAX-EXEMPT FUND                                   COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (100.8%)
-------------------------------------------------------------------------------------------------------------------
ALABAMA (0.9%)
Alabama GO                                                     5.50%   10/1/2002           $13,000       $   13,203
Alabama GO                                                     5.50%   10/1/2003            14,640           15,336
                                                                                                  -----------------
                                                                                                             28,539
ALASKA (2.6%)
Alaska Housing Finance Corp. (State Capital)                   5.00%   12/1/2005(1)          8,240            8,769
Alaska Housing Finance Corp. (State Capital)                   5.25%    6/1/2002(1)          7,190            7,211
Alaska Housing Finance Corp. (State Capital)                   5.25%    6/1/2003(1)          7,295            7,530
Alaska Housing Finance Corp. (State Capital)                   5.25%    6/1/2005(1)          3,050            3,245
Alaska Housing Finance Corp. Governmental Purpose VRDO         1.63%    5/2/2002(1)         39,700           39,700
Alaska Student Loan Corp. Student Loan Rev.                    3.75%    7/1/2004(2)          3,285            3,346
Alaska Student Loan Corp. Student Loan Rev.                    3.95%    7/1/2005(2)          3,525            3,591
Valdez AK Marine Terminal Rev.
 (Exxon Pipeline Co. Project) VRDO                             1.65%    5/2/2002             7,400            7,400
                                                                                                  -----------------
                                                                                                             80,792
                                                                                                  -----------------
ARIZONA (3.6%)
Arizona School Fac. Board Rev. (State School Improvement)      5.25%    7/1/2004             3,500            3,705
Arizona State Univ. Rev.                                       5.00%    7/1/2005             3,930            4,178
Arizona Transp. Board Highway Rev.                             3.00%    7/1/2003             5,785            5,851
Arizona Transp. Board Highway Rev.                             5.00%    7/1/2004             2,775            2,925
Arizona Transp. Board Highway Rev.                             5.00%    7/1/2005             3,025            3,216
Maricopa County AZ Public Finance Corp. Lease Rev.             5.00%    7/1/2003(2)         16,185           16,739
Maricopa County AZ Public Finance Corp. Lease Rev.             5.00%    7/1/2005(2)          5,520            5,865
Phoenix AZ GO                                                  5.10%    7/1/2004             3,335            3,520
Salt River Project AZ Agricultural Improvement &
 Power Dist. Rev.                                              5.00%    1/1/2004            40,000           41,704
Salt River Project AZ Agricultural Improvement &
 Power Dist. Rev.                                              5.25%    1/1/2006            20,000           21,465
                                                                                                  -----------------
                                                                                                            109,168
                                                                                                  -----------------
CALIFORNIA (1.9%)
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente)                                           4.35%    3/1/2007+            8,000            8,035
California Student Loan Marketing Corp. VRDO                   1.70%    5/2/2002LOC         14,000           14,000
Chula Vista CA IDR (San Diego Gas & Electric) PUT              7.00%   12/1/2005            20,000           21,926
Santa Barbara County CA TRAN                                   3.25%    8/1/2002            13,250           13,307
                                                                                                  -----------------
                                                                                                             57,268
                                                                                                  -----------------
COLORADO (1.6%)
Arapahoe County CO Capital Improvement Trust
 Fund Highway Rev.                                             7.00%   8/31/2005(Prere.)    10,000           11,574
Colorado Springs CO Util. System Rev. VRDO                     1.65%    5/2/2002            17,500           17,500
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2005(1)         17,200           15,422
Jefferson County CO School Dist. GO                            5.00%  12/15/2002(3)          4,500            4,588
                                                                                                  -----------------
                                                                                                             49,084
                                                                                                  -----------------
Connecticut (3.4%)
Connecticut GO                                                 5.00%  11/15/2004            32,435           34,436
Connecticut GO                                                 5.00%  12/15/2004            14,630           15,558
Connecticut GO                                                 5.00%  12/15/2005            16,110           17,255
Connecticut GO                                                 6.00%  11/15/2004(Prere.)     7,500            7,826
Connecticut GO                                                 6.25%  11/15/2002(Prere.)     5,300            5,537
Connecticut GO                                                 7.00%   3/15/2003             5,000            5,219

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
SHORT-TERM TAX-EXEMPT FUND                                   COUPON         DATE             (000)            (000)
===================================================================================================================
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                      5.00%   10/1/2004            $5,000       $    5,295
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                      5.25%   10/1/2004            11,000           11,714
                                                                                                  -----------------
                                                                                                            102,840
                                                                                                  -----------------
DELAWARE (0.4%)
Univ. of Delaware Rev. VRDO                                    1.70%    5/2/2002            11,600           11,600
                                                                                                  -----------------
DISTRICT OF COLUMBIA (0.4%)
District of Columbia GO                                        5.10%    6/1/2002             6,445            6,462
District of Columbia Univ. Rev. (George Washington Univ.)      5.25%   9/15/2002(1)          4,285            4,340
                                                                                                  -----------------
                                                                                                             10,802
                                                                                                  -----------------
FLORIDA (3.6%)
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                       5.00%   12/1/2005            12,975           13,575
Collier County FL Health Fac. Auth. Hosp. Rev.
 (Cleveland Clinic Health System) VRDO                         1.65%    5/2/2002             3,500            3,500
Dade County FL School Board COP                                5.00%    8/1/2002(4)          5,795            5,843
Dade County FL School Dist. GO                                 6.00%   7/15/2005(1)          4,000            4,374
Dade County FL Water & Sewer System Rev. VRDO                  1.70%    5/8/2002(3)         31,080           31,080
Florida Board of Educ. Capital Outlay                          5.00%    6/1/2002            10,535           10,565
Florida Board of Educ. Capital Outlay                          5.00%    6/1/2005             6,000            6,364
Florida Board of Educ. Capital Outlay                          6.50%    6/1/2002(Prere.)     6,200            6,288
Florida Board of Educ. Capital Outlay                         6.625%    6/1/2002(1)(Prere.)  5,000            5,072
Florida Board of Educ. Rev. (Lottery Rev.)                     5.25%    7/1/2005(3)          3,640            3,896
Jacksonville FL Electric Auth. Rev. (St. John River)           5.00%   10/1/2002            11,910           12,070
Palm Beach County FL School Dist. GO                           5.00%    8/1/2003+            5,825            6,037
                                                                                                  -----------------
                                                                                                            108,664
                                                                                                  -----------------
GEORGIA (4.1%)
Athens-Clarke County GA Unified Govt. Dev. Auth.
 Rev. (Univ. Georgia Athletic Assn.) VRDO                      1.75%    5/2/2002            10,000           10,000
Atlanta GA Water & Wastewater Rev. VRDO                        1.65%    5/2/2002(4)         25,500           25,500
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                         1.70%    5/2/2002             5,000            5,000
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                         1.75%    5/2/2002            10,000           10,000
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) VRDO                         1.80%    5/2/2002            10,900           10,900
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                 1.75%    5/2/2002(2)          6,405            6,405
Cobb County GA School Dist.                                    6.25%    2/1/2004             5,000            5,325
Georgia GO                                                     5.75%    8/1/2003             5,000            5,230
Georgia GO                                                     5.75%    7/1/2004             5,645            6,037
Georgia GO                                                     6.25%    4/1/2004             5,000            5,354
Georgia GO                                                     6.25%    4/1/2006             2,700            3,001
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.   6.25%    7/1/2006(1)         10,000           11,181
Monroe County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                 1.75%    5/2/2002(2)          4,000            4,000
Newton County GA School Dist. GO                               5.25%    8/1/2002             5,360            5,407
Richmond County GA Board of Educ. GO                           5.00%   11/1/2004            11,000           11,653
                                                                                                  -----------------
                                                                                                            124,993
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
SHORT-TERM TAX-EXEMT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
HAWAII (1.1%)
Hawaii Airport System Rev.                                     5.50%    7/1/2005(3)         $7,390       $    7,839
Hawaii GO                                                      5.00%   10/1/2002(3)          5,845            5,922
Hawaii GO                                                      5.00%    8/1/2005(3)          3,715            3,945
Hawaii GO                                                      5.25%    4/1/2003(1)          5,000            5,150
Hawaii GO                                                      6.25%    3/1/2005(3)          5,000            5,443
Hawaii Highway Rev.                                            5.00%    7/1/2002(3)          3,530            3,549
Honolulu HI City & County GO                                   5.25%   11/1/2003(3)              5                5
Honolulu HI City & County GO                                   5.25%   11/1/2003(3)(ETM)     2,550            2,664
                                                                                                  -----------------
                                                                                                             34,517
                                                                                                  -----------------
ILLINOIS (4.8%)
Chicago IL O'Hare International Airport Rev.                   5.25%  1/1/2004(2)            1,925            2,009
Chicago IL O'Hare International Airport Rev.                   5.25%  1/1/2005(2)            1,085            1,146
Chicago IL O'Hare International Airport Rev.                   5.25%  1/1/2006(2)            2,015            2,148
Chicago IL O'Hare International Airport Rev.                   5.50%  1/1/2004(2)            2,305            2,399
Chicago IL O'Hare International Airport Rev.                   5.50%  1/1/2005(2)            4,180            4,389
Illinois Dev. Finance Auth. Hosp. Rev.
 (Evanston Northwestern Healthcare Corp.)VRDO                  1.70%    5/2/2002             7,500            7,500
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago)              5.70%   12/1/2003(Prere.)    13,875           14,891
Illinois GO                                                    5.00%    8/1/2002             3,000            3,024
Illinois GO                                                    5.00%    4/1/2004            10,000           10,467
Illinois GO                                                    5.00%    8/1/2004             5,000            5,269
Illinois GO                                                    5.00%   11/1/2005             6,200            6,607
Illinois GO                                                    5.25%   12/1/2002             1,780            1,815
Illinois GO                                                    5.25%    4/1/2004             5,485            5,765
Illinois GO                                                    5.50%    6/1/2002             5,200            5,217
Illinois GO                                                    5.50%   12/1/2003             4,255            4,471
Illinois GO                                                    5.50%    4/1/2006             3,000            3,250
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                            1.70%    5/2/2002            16,800           16,800
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. &
 Health Systems) VRDO                                          1.70%    5/2/2002(1)          1,800            1,800
Illinois Regional Transp. Auth. Rev.                          6.125%    6/1/2002(Prere.)     5,000            5,019
Illinois Regional Transp. Auth. Rev.                           6.25%    6/1/2004            11,720           12,840
Metro. Pier & Exposition Auth. Illinois Dedicated
 Sales Tax Rev.                                                6.50%   6/15/2003(Prere.)    10,020           10,712
Univ. of Illinois Board of Trustees
 (Un-integrate Project) COP                                    5.25%   10/1/2004(2)          8,840            9,386
Univ. of Illinois Board of Trustees
 (Un-integrate Project) COP                                    5.25%   10/1/2005(2)          7,925            8,483
                                                                                                  -----------------
                                                                                                            145,407
                                                                                                  -----------------
INDIANA (1.5%)
Indiana Dev. Finance Auth. Solid Waste Disposal Rev.
 (Waste Management Inc.)                                       3.50%   10/1/2002             4,500            4,496
Indiana Office Building Comm. Fac. Rev.
 (Miami Correctional Fac.) VRDO                                1.60%    5/8/2002            13,600           13,600
Indiana Transp. Finance Auth. Airport Lease Rev.               6.25%   11/1/2002(Prere.)     5,008            5,223
Indiana Univ. Rev. (Student Fee)                               4.00%    8/1/2002            16,730           16,823
St. Joseph County IN Educ. Fac. Rev.
 (Univ. of Notre Dame Du Lac Project) VRDO                     1.65%    5/2/2002             7,100            7,100
                                                                                                  -----------------
                                                                                                             47,242
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
SHORT-TERM TAX-EXEMT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
KANSAS (0.4%)
Kansas Dept. of Transp. Highway Rev. VRDO                      1.65%    5/2/2002            $3,600       $    3,600
Kansas State Turnpike Rev.                                    5.375%    9/1/2005             5,855            6,305
Wichita KS Sales Tax Rev.                                      4.00%    4/1/2004             2,270            2,339
                                                                                                  -----------------
                                                                                                             12,244
                                                                                                  -----------------
KENTUCKY (1.0%)
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
 (Baptist Healthcare) VRDO                                     1.65%    5/8/2002            30,200           30,200
                                                                                                  -----------------
LOUISIANA (0.5%)
Louisiana GO                                                   5.10%    8/1/2002(1)          5,000            5,042
Louisiana GO                                                   5.50%  11/15/2002(3)         10,565           10,773
                                                                                                  -----------------
                                                                                                             15,815
                                                                                                  -----------------
MASSACHUSETTS (6.1%)
Boston MA BAN                                                  5.25%    5/1/2002            17,800           17,800
Massachusetts Dev. Finance Agency Resource
 Recovery Rev. (SeMass System)                                 5.00%    1/1/2004             4,000            4,135
Massachusetts Dev. Finance Agency Resource
 Recovery Rev. (SeMass System)                                 5.00%    1/1/2005             8,635            8,980
Massachusetts GO                                               4.00%    9/1/2003            50,000           51,131
Massachusetts GO                                               5.75%    2/1/2005             3,000            3,225
Massachusetts GO                                               6.25%    7/1/2002            25,180           25,373
Massachusetts GO                                               7.00%   11/1/2004             6,800            7,608
Massachusetts GO VRDO                                          1.70%    5/2/2002            13,400           13,400
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.25%    7/1/2002             5,040            5,058
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.50%    7/1/2005             2,585            2,667
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Fairview Extended Care) PUT                                  4.55%   7/14/2002(1)          3,150            3,164
Massachusetts Housing Finance Agency Housing Rev.
 (Single Family)                                               3.05%    6/1/2004+            3,700            3,728
Massachusetts Muni. Wholesale Electric Co.
 Power System Rev.                                             5.25%    7/1/2004            12,450           13,141
Massachusetts Muni. Wholesale Electric Co.
 Power System Rev.                                             5.25%    7/1/2005            23,615           25,158
                                                                                                  -----------------
                                                                                                            184,568
                                                                                                  -----------------
MICHIGAN (2.6%)
Detroit MI Sewage Disposal System VRDO                         1.70%    5/2/2002(3)          6,500            6,500
Detroit MI Water Supply System VRDO                            1.65%    5/8/2002(3)         24,600           24,600
Michigan Building Auth. Rev.                                   5.00%  10/15/2005             5,000            5,328
Michigan Muni. Bond Bank Auth. Rev.                            5.00%   12/1/2002            11,905           12,120
Michigan (New Center Dev. Inc.) COP                           5.375%    9/1/2004             2,190            2,329
Univ. of Michigan Hosp. Rev.
 (Medical Service Plan) VRDO                                   1.70%    5/2/2002            25,175           25,175
Univ. of Michigan Hosp. Rev. VRDO                              1.70%    5/2/2002             3,300            3,300
                                                                                                  -----------------
                                                                                                             79,352
                                                                                                  -----------------
MINNESOTA (2.2%)
Minneapolis MN GO                                              5.00%   12/1/2002             5,000            5,093
Minnesota GO                                                   5.50%    6/1/2002            11,705           11,744
Minnesota Housing Finance Agency
 Residential Housing Finance                                   3.00%   4/29/2004            11,035           11,035

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Minnesota Housing Finance Agency
 Residential Housing Finance                                   3.20%   4/29/2004            $5,000       $    5,000
Regents of the Univ. of Minnesota GO VRDO                      1.70%    5/8/2002            32,700           32,700
                                                                                                  -----------------
                                                                                                             65,572
                                                                                                  -----------------
MISSISSIPPI (1.3%)
Mississippi GO                                                 5.00%   11/1/2002            10,255           10,418
Mississippi GO                                                 5.25%   10/1/2004            18,445           19,624
Mississippi GO                                                 5.50%   11/1/2003             3,265            3,426
Mississippi GO                                                 5.50%   11/1/2004             7,265            7,788
                                                                                                  -----------------
                                                                                                             41,256
                                                                                                  -----------------
MISSOURI (0.5%)
Missouri Environmental Improvement &
 Energy Resource Auth. Water PCR
 (Clean Water SRF Program)                                     5.50%   6/15/2002            14,800           14,872
                                                                                                  -----------------
NEBRASKA (0.3%)
Nebraska Public Power Dist. Rev.                               5.00%    1/1/2003(1)          5,000            5,102
Nebraska Public Power Dist. Rev.                               5.50%    7/1/2002             4,000            4,025
                                                                                                  -----------------
                                                                                                              9,127
                                                                                                  -----------------
NEVADA (3.7%)
Clark County NV Airport Improvement Rev.
 (Las Vegas McCarran International Airport) VRDO               1.65%    5/8/2002(1)         13,400           13,400
Clark County NV GO                                             5.25%   11/1/2002             6,255            6,361
Clark County NV GO                                             5.25%   12/1/2002             7,950            8,103
Clark County NV GO                                             6.20%    6/1/2004(Prere.)    15,500           16,812
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                    6.25%    7/1/2004(1)          8,240            8,798
Clark County NV School Dist. GO VRDO                           1.65%    5/2/2002(4)         26,200           26,200
Nevada Dept. Business & Industrial Solid Waste
 Disposal Rev. (Waste Management Inc. Project)                 4.55%   10/1/2004             8,500            8,502
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)       5.00%   12/1/2002             8,430            8,584
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax)       5.25%   12/1/2003             8,820            9,236
Nevada State Colorado River Commission GO                      6.50%    7/1/2004(Prere.)     5,000            5,471
                                                                                                  -----------------
                                                                                                            111,467
                                                                                                  -----------------
NEW HAMPSHIRE (0.2%)
New Hampshire GO                                               5.00%   11/1/2005             5,000            5,347
                                                                                                  -----------------
NEW JERSEY (4.8%)
New Jersey COP                                                 5.25%   6/15/2002             8,040            8,076
New Jersey COP                                                 5.25%   6/15/2003             8,460            8,757
New Jersey GO                                                  5.50%   7/15/2002             5,000            5,039
New Jersey GO                                                  6.00%   7/15/2005             6,455            7,040
New Jersey Sports & Exposition Auth. Rev.                      8.30%    1/1/2005             5,500            6,257
New Jersey Transit Corp. Capital GAN                           5.50%    2/1/2004(2)         17,030           17,902
New Jersey Transit Corp. Capital GAN                           5.50%    2/1/2006(2)         10,000           10,820
New Jersey Transp. Corp. COP                                   5.25%   9/15/2004(2)         12,000           12,738
Port Auth. of New York & New Jersey Notes                     3.625%   4/15/2004            60,000           61,305
Port Auth. of New York & New Jersey Rev.                       5.25%   7/15/2003             8,195            8,474
                                                                                                  -----------------
                                                                                                            146,408
                                                                                                  -----------------
NEW MEXICO (1.1%)
New Mexico GO                                                  5.00%    9/1/2004             7,485            7,906
New Mexico Highway Comm. Tax Rev.                              4.50%   6/15/2003             1,610            1,654

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
SHORT-TERM TAX-EXEMT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
New Mexico Highway Comm. Tax Rev.                              5.00%   6/15/2004            $3,225       $    3,390
New Mexico Severance Tax Rev.                                  5.00%    7/1/2002             9,600            9,653
New Mexico Severance Tax Rev.                                  5.00%    7/1/2004            10,990           11,564
                                                                                                  -----------------
                                                                                                             34,167
                                                                                                  -----------------
NEW YORK (3.7%)
Erie County NY GO                                              5.00%   11/1/2002(3)          2,000            2,033
Long Island Power Auth. NY Electric System Rev. VRDO           1.65%    5/2/2002            30,700           30,700
Metro. New York Transp. Auth. Rev. (Transp. Fac.)             6.375%    7/1/2002(3)(Prere.)  4,000            4,113
Muni. Assistance Corp. for New York City NY                    5.00%    7/1/2002             4,500            4,525
New York City NY GO                                            7.00%    8/1/2002(Prere.)     5,000            5,144
New York City NY GO                                            7.50%    8/1/2002(Prere.)    11,770           12,123
New York City NY GO VRDO                                       1.70%    5/8/2002LOC          3,600            3,600
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev. VRDO                                        1.65%    5/2/2002(3)          5,250            5,250
New York City NY Transitional Finance Auth. Rev. VRDO          1.65%    5/2/2002            17,300           17,300
New York State Local Govt. Assistance Corp. VRDO               1.65%    5/8/2002LOC         14,700           14,700
New York State Power Auth. Rev.                               5.125%    1/1/2003(Prere.)     5,870            6,121
Triborough Bridge & Tunnel Auth. New York Rev. VRDO            1.65%    5/8/2002(4)          3,600            3,600
United Nations Dev. Corp. New York Rev.                        6.00%    7/1/2003(Prere.)     4,000            4,263
                                                                                                  -----------------
                                                                                                            113,472
                                                                                                  -----------------
NORTH CAROLINA (1.8%)
Mecklenburg County NC GO                                       5.50%    4/1/2006            11,625           12,627
North Carolina Eastern Muni. Power Agency Rev.                 6.00%    1/1/2006             6,000            6,560
North Carolina GO                                              5.00%    3/1/2006             2,000            2,133
North Carolina GO VRDO                                         1.65%    5/8/2002            33,000           33,000
                                                                                                  -----------------
                                                                                                             54,320
                                                                                                  -----------------
OHIO (4.6%)
Columbus OH GO                                                 5.25%  11/15/2002             8,695            8,857
Kent State Univ. Ohio VRDO                                     1.60%    5/8/2002(1)          5,460            5,460
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                                5.00%   10/1/2005             7,220            7,574
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                          1.65%    5/2/2002LOC          1,500            1,500
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                          1.70%    5/2/2002LOC          7,500            7,500
Ohio Air Quality Dev. Auth. (Ohio Edison) PUT                  4.85%    2/1/2003             8,000            8,035
Ohio Building Auth. Rev. (Admin. Building Fund)                5.00%   10/1/2004(4)          4,145            4,387
Ohio GO                                                        4.50%   6/15/2003             6,760            6,948
Ohio Higher Educ. Capital Fac. Rev.                            5.00%    2/1/2003             6,605            6,758
Ohio Higher Educ. Capital Fac. Rev.                            5.25%   12/1/2005            10,000           10,765
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO        1.75%    5/8/2002             5,200            5,200
Ohio Highway Capital Improvements Rev.                         5.00%    5/1/2005            10,000           10,601
Ohio Highway Capital Improvements Rev.                         5.25%    5/1/2002            22,500           22,502
Ohio Housing Finance Agency Rev.                               3.95%    9/1/2003             2,450            2,487
Ohio State Univ. General Receipts VRDO                         1.68%    5/3/2002            13,000           13,000
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT             5.35%   10/1/2002             7,000            7,047
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) PUT                4.40%   12/1/2003             5,000            5,006
Ohio Water Dev. Auth. PCR (Toledo-Edison) PUT                  5.25%    9/1/2002             6,000            6,025
                                                                                                  -----------------
                                                                                                            139,652
                                                                                                  -----------------
OKLAHOMA (1.4%)
Oklahoma County OK GO                                          5.00%    2/1/2005            11,500           12,133
Oklahoma City OK GO                                            5.00%    7/1/2006             2,055            2,197

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Tulsa County OK Ind. Auth. Rev.                                5.00%    7/1/2004            $5,975       $    6,291
Tulsa County OK Ind. Auth. Rev.                                5.00%    1/1/2005             6,100            6,427
Tulsa County OK Ind. Auth. Rev.                                5.00%    7/1/2005             6,300            6,692
Tulsa County OK Independent School Dist.
 No. 9 Union Board of Educ. GO                                4.625%    6/1/2003             3,500            3,598
Tulsa OK Muni. Airport Transp. Rev. (American Airlines)        5.80%   12/1/2004             7,000            6,724
                                                                                                  -----------------
                                                                                                             44,062
                                                                                                  -----------------
OREGON (1.6%)
Oregon GO VRDO                                                 1.60%    5/8/2002            24,600           24,600
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
 (College Housing Project Portland State Univ.) PUT            5.00%    5/1/2003LOC          5,240            5,338
Oregon State Dept. Administrative Services                     6.00%    5/1/2002(2)          3,880            3,880
Portland OR Sewer System Rev.                                  6.00%    6/1/2006(3)         14,720           16,279
                                                                                                  -----------------
                                                                                                             50,097
                                                                                                  -----------------
Pennsylvania (8.5%)
Chester County PA IDA (Archdiocese of Philadelphia) VRDO       1.70%   5/2/2002LOC             800              800
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System) VRDO                     1.65%    5/2/2002               600              600
Lehigh County PA General Purpose Hosp. Auth. Rev.
 (Lehigh Valley Health Network) VRDO                           1.65%    5/2/2002(2)          2,300            2,300
Pennsylvania GO                                                0.00%    7/1/2004(1)          7,500            7,067
Pennsylvania GO                                                5.00%   9/15/2004            10,000           10,576
Pennsylvania GO                                                5.00%    2/1/2005            12,870           13,582
Pennsylvania GO                                                5.00%  10/15/2005             5,700            6,081
Pennsylvania GO                                                5.00%    2/1/2006            15,675           16,686
Pennsylvania GO                                                5.00%   1/15/2007             3,150            3,360
Pennsylvania GO                                                5.00%   4/15/2007             3,000            3,087
Pennsylvania GO                                               5.125%   9/15/2002(2)          4,540            4,597
Pennsylvania GO                                               5.125%   9/15/2005(2)          3,200            3,425
Pennsylvania GO                                                5.25%  10/15/2003            10,500           10,969
Pennsylvania Higher Educ. Assistance Agency
 Student Loan PUT                                              2.35%    7/1/2003(4)         30,000           29,969
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev.                                             3.15%    7/1/2003            30,000           30,292
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Carnegie Mellon Univ.) VRDO                                  1.70%    5/2/2002             8,000            8,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (St. Joseph's Univ.) PUT                                      2.80%   11/1/2003LOC          9,200            9,192
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of
 Pennsylvania Health System Obligated Group)VRDO               1.60%    5/8/2002LOC          5,000            5,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Washington &
 Jefferson Colleges) PUT                                       2.80%   11/1/2003LOC         17,050           17,035
Pennsylvania Intergovernmental Cooperation Auth. Rev.          6.80%   6/15/2002(Prere.)     5,050            5,083
Philadelphia PA GO                                             5.00%   5/15/2003(3)          5,845            6,025
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hosp.) VRDO                                       1.70%    5/2/2002            14,880           14,880
Philadelphia PA IDA Rev. (Philadelphia Airport System)         5.25%    7/1/2004(3)          3,580            3,749
Philadelphia PA Water & Waste Water Rev.                       5.00%    8/1/2002(2)          4,000            4,032
Philadelphia PA Water & Waste Water Rev. VRDO                  1.70%    5/8/2002(2)         17,990           17,990
Sayre PA Health Care Fac. Auth. (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program) VRDO                  1.65%    5/8/2002(2)          6,600            6,600

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
SHORT-TERM TAX-EXEMT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
Sayre PA Health Care Fac. Auth. (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program) VRDO                  1.65%    5/8/2002(2)         $3,600       $    3,600
Univ. of Pittsburgh of the Commonwealth System of
 Higher Educ. PA (Univ. Capital Project) VRDO                  1.60%    5/8/2002             5,700            5,700
Washington County PA Higher Educ. (Pooled Equipment
 Lease Program) VRDO                                           1.75%    5/8/2002LOC          9,100            9,100
                                                                                                  -----------------
                                                                                                            259,377
                                                                                                  -----------------
RHODE ISLAND (3.1%)
Rhode Island Health & Educ. Building Corp. Rev.
 (Brown Univ.) VRDO                                            1.65%    5/2/2002            10,000           10,000
Rhode Island Housing & Mortgage Finance Corp. Rev.             4.00%   3/24/2005            13,125           13,359
Rhode Island Housing & Mortgage Finance Corp. Rev.             4.50%    4/1/2003            14,575           14,721
Rhode Island Housing & Mortgage Finance Corp. Rev.             5.00%   10/1/2002            16,000           16,211
Rhode Island Housing & Mortgage Finance Corp. Rev. PUT         4.50%   10/1/2003             5,490            5,636
Rhode Island Housing & Mortgage Finance Corp. Rev. PUT         4.50%   3/22/2004            25,000           25,560
Rhode Island Housing & Mortgage Finance Corp. Rev. PUT         5.00%   10/1/2003            10,000           10,335
                                                                                                  -----------------
                                                                                                             95,822
                                                                                                  -----------------
SOUTH CAROLINA (1.0%)
South Carolina GO                                              5.25%    4/1/2004            12,525           13,186
South Carolina Public Service Auth. Rev. (Santee Cooper)       6.50%    7/1/2002(1)(Prere.) 10,000           10,282
South Carolina Transp. Infrastructure Rev.                     5.00%   10/1/2002(1)          6,685            6,774
                                                                                                  -----------------
                                                                                                             30,242
                                                                                                  -----------------
TENNESSEE (1.3%)
Knoxville TN GO                                                5.00%    6/1/2002            20,000           20,059
Memphis-Shelby County TN Airport Auth. Rev.                    5.50%    3/1/2005(4)          7,835            8,269
Metro. Govt. of Nashville & Davidson County TN GO              5.00%  10/15/2004             9,940           10,526
                                                                                                  -----------------
                                                                                                             38,854
                                                                                                  -----------------

TEXAS (13.1%)
Abilene TX Waterworks & Sewer Systems GO                       3.84%   2/15/2004             2,500            2,502
Abilene TX Waterworks & Sewer Systems GO                       4.03%   2/15/2005             2,475            2,476
Austin TX Public Improvement GO                                5.25%    9/1/2004             6,000            6,366
Brazos River Auth. Texas PCR (Texas Utility Electric Co.) PUT  4.80%    4/1/2003            10,000           10,096
Brazos River Auth. Texas PCR (Texas Utility Electric Co.) PUT  5.05%   6/19/2006             5,000            5,042
Dallas-Fort Worth TX International Airport Fac. Improvement
 Corp. Rev. (American Airlines)                                5.95%   11/1/2003             4,000            3,891
Dallas-Fort Worth TX International Airport Rev.                5.50%   11/1/2004             2,355            2,495
Dallas-Fort Worth TX International Airport Rev.                5.50%   11/1/2005             2,450            2,606
Dallas TX Independent School Dist. GO                          7.75%    4/1/2003            10,000           10,519
Denton TX Independent School Dist. PUT                         3.45%   1/31/2005            10,000            9,943
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                          1.75%    5/2/2002               300              300
Harris County TX Flood Control Dist.                           0.00%   10/1/2002(1)         10,000            9,927
Harris County TX GO                                            0.00%   10/1/2002(1)         12,370           12,279
Harris County TX GO                                            5.75%  12/15/2003             5,160            5,380
Harris County TX GO VRDO                                       1.60%    5/8/2002            18,335           18,335
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                             1.70%    5/2/2002            22,700           22,700
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                             1.70%    5/2/2002             5,000            5,000
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                   1.70%    5/2/2002(1)         33,400           33,400

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's
 Christian Assoc. of Greater Houston) VRDO                     1.70%    5/2/2002LOC        $11,700       $   11,700
Harris County TX IDA (Shell Oil Co.) VRDO                      1.65%    5/2/2002            16,250           16,250
Harris County TX Toll Road Rev.                                6.50%   8/15/2002(2)(Prere.) 17,900           18,513
Houston TX GO                                                  5.00%    3/1/2003            20,000           20,503
Houston TX GO                                                  5.00%    3/1/2003            13,500           13,840
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2004(2)         10,740            9,976
Lower Neches Valley Auth. Texas IDR
 (Mobil Oil Refinancing Corp.) VRDO                            1.70%    5/2/2002             5,800            5,800
Matagorda County TX Navigation Dist. PCR
 Central Power & Light) PUT                                    4.00%   11/1/2003            20,000           20,023
Matagorda County TX Navigation Dist. PCR
 (Reliant Energy Inc.) PUT                                     5.20%   11/1/2002             5,000            5,064
North East TX Independent School Dist. GO                      6.50%   10/1/2002             3,350            3,415
Red River TX Educ. Finance Rev.
 (Texas Christian Univ.) VRDO                                  1.65%    5/8/2002            13,000           13,000
Richardson TX Independent School Dist. GO                      5.00%   2/15/2005             5,000            5,272
Round Rock TX Independent School Dist. GO                      6.50%    8/1/2002             1,745            1,766
San Antonio TX GO                                              4.50%    2/1/2004             2,610            2,699
Southwest Texas Higher Educ. Auth. Inc.
 (Southern Methodist Univ.) VRDO                               1.70%    5/2/2002LOC          4,800            4,800
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2005(2)          5,490            4,921
Texas TRAN                                                     3.75%   8/29/2002            50,000           50,348
Trinity River Auth. TX PCR (Texas Util. System)                5.00%   11/1/2006            20,000           20,064
Univ. of Texas Permanent Univ. Fund Rev.                       4.75%    7/1/2004             2,200            2,302
Univ. of Texas Permanent Univ. Fund Rev.                       5.00%    7/1/2005             5,000            5,302
                                                                                                  -----------------
                                                                                                            398,815
                                                                                                  -----------------
VERMONT (0.2%)
Vermont Housing Finance Agency Single Family                   4.00%    3/1/2004             5,500            5,559
                                                                                                  -----------------
VIRGINIA (2.0%)
Fairfax County VA Public Improvement GO                        5.50%    6/1/2002             4,400            4,415
Loudoun County VA GO                                           5.25%   11/1/2005             4,410            4,757
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2004(1)          3,005            3,180
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2005(1)          4,290            4,566
Pittsylvania County VA GO                                      4.00%    6/1/2003             6,500            6,510
Virginia Commonwealth Transp. Board Federal Highway Rev.       5.50%   10/1/2003            13,750           14,406
Virginia Housing Dev. Auth. Rev.                              3.375%    1/1/2004             7,130            7,166
Virginia Public School Auth. Rev.                              5.00%    8/1/2002            12,415           12,518
Virginia Public School Auth. Rev.                              6.00%    8/1/2004             2,280            2,457
                                                                                                  -----------------
                                                                                                             59,975
                                                                                                  -----------------
WASHINGTON (0.5%)
King County WA GO                                              5.40%   12/1/2002             3,400            3,470
Spokane WA Regional Solid Waste Management System Rev.         6.25%    1/1/2003(2)          7,945            8,156
Washington GO                                                  7.00%    8/1/2002             4,000            4,052
                                                                                                  -----------------
                                                                                                             15,678
                                                                                                  -----------------
WEST VIRGINIA (0.2%)
West Virginia GO                                               5.50%    6/1/2005(4)          5,160            5,547
                                                                                                  -----------------
WISCONSIN (1.5%)
Milwaukee WI GO                                               6.00%      2/1/2005                 9,300      10,036
Milwaukee WI Metro. Sewer Dist. GO                           6.125%     10/1/2003                 2,000       2,110

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
SHORT-TERM TAX-EXEMPT FUND                                   COUPON         DATE             (000)            (000)
===================================================================================================================
Wisconsin GO                                                   5.50%    5/1/2002             5,560       $    5,561
Wisconsin GO                                                   6.00%    5/1/2002            15,500           15,502
Wisconsin GO                                                   6.00%    5/1/2003             4,000            4,159
Wisconsin GO                                                   6.30%    5/1/2002(Prere.)     5,000            5,001
Wisconsin Petroleum Inspection Fee Rev.                        5.50%    7/1/2002             5,000            5,031
                                                                                                  -----------------
                                                                                                             47,400
                                                                                                  -----------------
WYOMING (1.7%)
Lincoln County WY PCR (Exxon) VRDO                             1.57%    5/2/2002             9,100            9,100
Wyoming Community Dev. Auth. Housing Rev.                      4.75%   12/1/2002            19,355           19,400
Wyoming Community Dev. Auth. Housing Rev.                      5.00%    9/1/2002            25,000           25,056
                                                                                                  -----------------
                                                                                                             53,556
                                                                                                  -----------------
===================================================================================================================
TOTAL MUNICIPAL BONDS
(Cost $3,054,007)                                                                                         3,073,739
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.8%)
-------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         46,113
Liabilities                                                                                                 (70,490)
                                                                                                  -----------------
                                                                                                            (24,377)
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                        $3,049,362
===================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 98.


================================================================================
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $3,030,452
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                            (822)
Unrealized Appreciation--Note F                                          19,732
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,049,362
================================================================================
Investor Shares--Net Assets
Applicable to 104,598,920 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)              $1,639,670
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $15.68
================================================================================
Admiral Shares--Net Assets
Applicable to 89,927,956 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)              $1,409,692
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $15.68
================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (99.4%)
-------------------------------------------------------------------------------------------------------------------
ALABAMA (0.7%)
Birmingham AL GO                                               5.25%    4/1/2005(4)         $5,000       $    5,324
Huntsville AL Health Care Fac. Auth. PUT                       4.65%    6/1/2005(1)         27,005           25,929
                                                                                                  -----------------
                                                                                                             31,253
                                                                                                  -----------------
ALASKA (1.4%)
Alaska Housing Finance Corp. (State Capital)                   5.50%    6/1/2004(1)          7,245            7,657
North Slope Borough AK GO                                      0.00%    1/1/2003(1)         19,000           18,756
North Slope Borough AK GO                                      0.00%   6/30/2004(4)          8,955            8,433
North Slope Borough AK GO                                      0.00%   6/30/2006(1)         19,250           16,611
North Slope Borough AK GO                                      0.00%   6/30/2007(1)          8,000            6,543
North Slope Borough AK GO                                      0.00%   6/30/2008(1)          6,850            5,304
                                                                                                  -----------------
                                                                                                             63,304
                                                                                                  -----------------
ARIZONA (1.7%)
Arizona Transp. Board Excise Tax Rev.                          5.00%    7/1/2002             8,880            8,930
Arizona Transp. Board Excise Tax Rev.                          5.00%    7/1/2004            15,165           15,983
Arizona Transp. Board Highway Rev.                             5.50%    7/1/2004            15,040           16,009
Arizona Transp. Board Highway Rev.                             8.00%    7/1/2004             6,300            7,026
Maricopa County AZ Community College Dist. GO                  5.25%    7/1/2003             8,350            8,665
Mesa AZ Util. System Rev.                                      5.00%    7/1/2008(1)          6,500            6,979
Phoenix AZ Civic Improvement Corp.
 Wastewater System Rev.                                       6.125%    7/1/2003(Prere.)    10,000           10,663
                                                                                                  -----------------
                                                                                                             74,255
                                                                                                  -----------------
CALIFORNIA (3.8%)
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                              8.25%   12/1/2002             5,060            5,252
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                              8.25%   12/1/2005             5,685            6,714
California GO                                                  5.25%    3/1/2006            26,000           27,844
California GO                                                  5.25%   11/1/2008            10,000           10,848
California GO                                                  7.50%   11/1/2003(3)          6,000            6,475
California Higher Educ. Loan Auth. Student Loan Rev.           6.50%    6/1/2005             7,000            7,476
California PCR Financing Auth. Rev.
 (Southern California Edison Co.) PUT                          7.00%   2/28/2008            20,000           20,003
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente)                                           4.35%    3/1/2007+           19,325           19,410
California Statewide Dev. Auth. Rev.                           3.85%    8/1/2006            15,000           15,026
Chula Vista CA IDR (San Diego Gas & Electric) PUT              7.00%   12/1/2005            10,000           10,963
East Bay CA Muni. Util. Dist. Water System Rev.                5.20%    6/1/2008(1)          5,800            6,026
Los Angeles CA Dept. of Water & Power Rev.                     9.00%   5/15/2002*            9,135            9,162
Los Angeles CA Dept. of Water & Power Rev.                     9.00%   5/15/2003             5,355            5,731
Los Angeles County CA Public Works Financing Auth. Rev.        6.00%   10/1/2003            12,010           12,673
                                                                                                  -----------------
                                                                                                            163,603
                                                                                                  -----------------
COLORADO (4.5%)
Arapahoe County CO Capital Improvement
 Trust Fund Highway Rev.                                       0.00%   8/31/2005(Prere.)   406,160          110,182
Arapahoe County CO Capital Improvement
 Trust Fund Highway Rev.                                       7.00%   8/31/2005(Prere.)    17,000           19,675
Colorado Dept. of Transp. Rev.                                 5.50%   6/15/2007(1)         18,000           19,730
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)  5.50%    9/1/2006             5,490            5,894
Colorado Springs CO Util. System Rev.                          5.25%  11/15/2006             9,265           10,057

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Colorado Springs CO Util. System Rev.                          5.25%  11/15/2007            $5,890       $    6,415
Denver CO City & County Airport Rev.                           5.50%  11/15/2002(2)          3,000            3,056
Denver CO City & County Airport Rev.                           5.50%  11/15/2003(2)          3,000            3,130
Denver CO City & County Airport Rev.                           5.50%  11/15/2005(2)          9,375           10,010
Denver CO City & County GO                                     5.00%    8/1/2007             5,000            5,371
                                                                                                  -----------------
                                                                                                            193,520
                                                                                                  -----------------
CONNECTICUT (2.3%)
Connecticut GO                                                 5.00%   6/15/2005            13,810           14,672
Connecticut GO                                                 5.00%  11/15/2007            26,590           28,632
Connecticut GO                                                 5.00%  11/15/2008            10,000           10,768
Connecticut GO                                                 6.25%   5/15/2005            10,000           10,996
Connecticut GO                                                 6.25%   5/15/2005(ETM)           80               88
Connecticut GO                                                 5.25%   6/15/2007            12,760           13,831
Connecticut GO                                                 5.25%  12/15/2007             7,370            8,043
Connecticut State Health & Educ. Fac. Auth.
 (Yale Univ.) VRDO                                             1.65%    5/2/2002            12,900           12,900
                                                                                                  -----------------
                                                                                                             99,930
                                                                                                  -----------------
DELAWARE (0.1%)
Delaware Transp. Auth. Transp. System Rev.                     5.40%    7/1/2007             4,630            4,860
Univ. of Delaware Rev. VRDO                                    1.70%    5/2/2002               600              600
                                                                                                  -----------------
                                                                                                              5,460
                                                                                                  -----------------
DISTRICT OF COLUMBIA (1.8%)
District of Columbia GO                                        5.00%    6/1/2002(1)          5,710            5,726
District of Columbia GO                                        5.00%    6/1/2003(1)          5,995            6,183
District of Columbia GO                                        5.25%    6/1/2007(1)         16,000           17,242
District of Columbia GO                                        5.30%    6/1/2005(2)         10,900           11,627
District of Columbia GO                                        5.50%    6/1/2002            15,000           15,046
District of Columbia GO                                        5.50%    6/1/2008(4)          4,750            5,193
District of Columbia GO                                        5.80%    6/1/2004(3)          5,480            5,839
District of Columbia GO                                        5.80%    6/1/2004(3)(ETM)     1,125            1,200
District of Columbia Univ. Rev. (George Washington Univ.)      5.50%   9/15/2004(1)          4,000            4,270
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2006             4,745            5,031
                                                                                                  -----------------
                                                                                                             77,357
                                                                                                  -----------------
FLORIDA (3.8%)
Broward County FL GO                                           5.00%    1/1/2007             8,300            8,850
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                       4.50%   12/1/2011             5,900            5,761
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                      5.375%   12/1/2010             4,900            5,131
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South)                                         5.375%   12/1/2009             2,000            2,110
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South)                                          5.50%   12/1/2008            22,980           24,507
Collier County FL Health Fac. Auth. Hosp. Rev.
 (Cleveland Clinic Health System) VRDO                         1.65%    5/2/2002             7,200            7,200
Dade County FL Water & Sewer System Rev. VRDO                  1.70%    5/8/2002(3)          6,700            6,700
Florida Board of Educ. Capital Outlay                          5.00%    6/1/2007            20,000           21,393
Florida Board of Educ. Capital Outlay                          5.25%    1/1/2006             3,540            3,796
Florida Board of Educ. Capital Outlay                          6.50%    6/1/2004             5,565            6,007
Florida Correctional Privatization Comm. COP                   5.25%    8/1/2008(1)          4,335            4,698
Florida Division Board Financial Dept. of General Services
 Systems Rev. (Dept. of Environmental Protection)              6.00%    7/1/2004(2)         10,815           11,602

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO     1.70%    5/2/2002            $9,300       $    9,300
Lakeland FL Electric & Water Rev.                              6.30%   10/1/2002(4)          5,000            5,094
Lee County FL School Board COP                                 6.00%    8/1/2002(4)          2,750            2,779
Orange County FL Educ. Fac. Auth. Rev.
 (Rollins College) VRDO                                        1.95%    5/2/2002             1,400            1,400
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                                 6.00%   10/1/2004(1)          1,160            1,252
Orange County FL Health Fac. Auth. Rev.
 (Orlando Regional Healthcare)                                 6.00%    10/1/2004(1)(ETM)    2,815            3,050
Orlando FL Util. Comm. Water & Electric Rev.                   5.00%   10/1/2008             4,835            5,186
Palm Beach County FL Airport System Rev.                       5.50%   10/1/2005(1)          8,830            9,557
Palm Beach County FL School Dist. GO                           5.00%    8/1/2004(1)+         8,715            9,188
Sunshine State FL Govt. Financing Comm. Rev. VRDO              1.70%    5/8/2002(2)          4,000            4,000
Tampa FL Hillsborough County Expressway Auth. Rev.             6.50%    7/1/2003(2)          4,770            5,014
                                                                                                  -----------------
                                                                                                            163,575
                                                                                                  -----------------
GEORGIA (4.3%)
Atlanta GA Airport Fac. Rev.                                   0.00%    1/1/2010(1)         10,000            6,693
Atlanta GA Water & Sewer Rev.                                  5.25%    1/1/2007(3)(Prere.) 15,300           16,649
Atlanta GA Water & Wastewater Rev. VRDO                        1.65%    5/2/2002(4)         25,100           25,100
Atlanta GA Water & Wastewater Rev. VRDO                        1.70%    5/2/2002             6,500            6,500
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) PUT                          4.45%   12/1/2008            25,000           25,328
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                 1.75%    5/2/2002(2)          9,270            9,270
Douglas County GA School Dist. GO                              5.25%    4/1/2004             4,200            4,419
Georgia GO                                                     6.00%    7/1/2003             8,300            8,684
Georgia GO                                                     6.00%    7/1/2007            10,580           11,852
Georgia GO                                                     7.25%    7/1/2002             5,620            5,672
Georgia Road & Tollway Auth. Rev.
 (Governors Transp. Choices)                                   5.25%    3/1/2007             6,185            6,686
Metro. Atlanta GA Rapid Transp. Auth.
 Georgia Sales Tax Rev.                                        6.25%    7/1/2006(1)         10,000           11,181
Newton County GA School Dist. GO                               5.25%    8/1/2003             5,765            5,986
Newton County GA School Dist. GO                               5.50%    8/1/2004             6,185            6,586
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)   5.25%    9/1/2008            10,000           10,881
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)   5.50%   11/1/2006             8,000            8,766
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.)   5.50%   11/1/2007             6,270            6,902
Richmond County GA Board of Educ. GO                           5.00%   11/1/2005             5,000            5,332
                                                                                                  -----------------
                                                                                                            182,487
                                                                                                  -----------------
HAWAII (3.5%)
Hawaii Airport System Rev.                                     5.50%    7/1/2006(3)         10,000           10,677
Hawaii Airport System Rev.                                     5.50%    7/1/2007(3)         10,000           10,703
Hawaii Airport System Rev.                                     5.50%    7/1/2009(3)         10,275           10,989
Hawaii Airport System Rev.                                     6.00%    7/1/2007(3)          6,000            6,558
Hawaii GO                                                      5.25%    4/1/2004(1)         14,600           15,353
Hawaii GO                                                      5.25%    2/1/2007(4)         10,375           11,171
Hawaii GO                                                      5.50%    4/1/2004(1)         11,920           12,590
Hawaii GO                                                      5.50%    4/1/2005(1)         13,630           14,595
Hawaii GO                                                      5.50%    8/1/2007(3)          2,330            2,551
Hawaii GO                                                      5.50%    8/1/2008(3)          6,755            7,418
Hawaii GO                                                      5.70%   10/1/2004(1)         10,000           10,739
Hawaii GO                                                      6.00%    4/1/2003(1)         10,185           10,560

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Hawaii GO                                                      6.00%   11/1/2005(3)         $5,000       $    5,493
Hawaii GO                                                      6.25%    3/1/2005(3)          8,585            9,346
Honolulu HI City & County GO                                   5.25%   11/1/2003(3)         13,135           13,725
                                                                                                  -----------------
                                                                                                            152,468
                                                                                                  -----------------
ILLINOIS (6.3%)
Chicago IL O'Hare International Airport Rev.                   5.50%    1/1/2006(2)         20,090           21,248
Chicago IL O'Hare International Airport Rev.                   5.50%    1/1/2007(2)          3,140            3,333
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                         6.10%    5/1/2010            25,000           13,051
Chicago IL Public Building Comm. Lease Rev.                   5.125%    2/1/2003(3)          7,500            7,676
Chicago IL School Finance Auth. GO                             5.00%    6/1/2003(3)         25,190           25,961
Chicago IL School Finance Auth. GO                             5.10%    6/1/2004(3)         10,000           10,460
Illinois Dev. Finance Auth. Hosp. Rev.
 (Evanston Northwestern Healthcare Corp.) VRDO                 1.70%    5/2/2002             9,500            9,500

Illinois Dev. Finance Auth. PCR
 (Commonwealth Edison) PUT                                     4.40%   12/1/2006(2)         19,000           19,844
Illinois Dev. Finance Auth. Rev. (Provena Health)              5.50%   5/15/2004(1)          4,740            5,002
Illinois Dev. Finance Auth. Rev. (Provena Health)              5.50%   5/15/2005(1)          2,500            2,668
Illinois Dev. Finance Auth. Rev. (Provena Health)              5.50%   5/15/2006(1)          2,000            2,155
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management)                                            5.85%    2/1/2007             7,185            7,291
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT          4.40%    7/1/2004             6,225            6,448
Illinois GO                                                    5.00%   10/1/2007(4)          9,000            9,649
Illinois GO                                                    5.00%   10/1/2008(4)          7,000            7,496
Illinois GO                                                    5.25%    8/1/2003             3,515            3,650
Illinois GO                                                    5.25%   11/1/2007(3)          8,500            9,227
Illinois GO                                                    5.25%   11/1/2008(3)          4,000            4,344
Illinois GO                                                    5.50%   12/1/2004            12,000           12,879
Illinois GO                                                    5.60%    4/1/2008(Prere.)     4,100            4,416
Illinois Health Fac. Auth. Rev.
 (Advocate Health Care Network)                                5.25%   8/15/2005             1,615            1,697
Illinois Health Fac. Auth. Rev.
 (Advocate Health Care Network)                                5.25%   8/15/2005(ETM)        2,085            2,235
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)  5.00%    6/1/2003(1)          2,895            2,980
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)  5.00%    6/1/2004(1)          3,080            3,222
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)  5.00%    6/1/2006(1)          4,400            4,661
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)  5.25%    6/1/2007(1)          5,270            5,645
Illinois Health Fac. Auth. Rev. (Northwestern
 Memorial Hosp.) VRDO                                          1.70%    5/2/2002             7,300            7,300
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. &
 Health Systems) VRDO                                          1.70%    5/2/2002(1)          9,200            9,200
Illinois Sales Tax Rev.                                        5.60%   6/15/2004             4,000            4,255
Illinois Student Assistance Comm. Student Loan Rev.            5.70%    3/1/2006             4,000            4,166
Metro. Pier & Exposition Auth. Illinois Dedicated
 Sales Tax Rev.                                                0.00%   6/15/2008(3)          7,890            6,130
Metro. Pier & Exposition Auth. Illinois Dedicated
 Sales Tax Rev.                                                6.50%   6/15/2003(Prere.)    29,455           31,489
                                                                                                  -----------------
                                                                                                            269,278
                                                                                                  -----------------
Indiana (0.8%)
Indiana Univ. Rev. (Student Fee)                               5.25%    8/1/2004(1)          4,000            4,235
Indiana Univ. Rev. (Student Fee)                               5.25%    8/1/2005(1)          1,345            1,437
Indiana Univ. Rev. (Student Fee)                               5.25%    8/1/2007(1)          1,000            1,081

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Indianapolis IN Airport Auth. Rev.                             5.00%    7/1/2004(3)         $5,000       $    5,210
Rockport IN PCR (AEP Generating Co.) PUT                       4.05%   7/13/2006(2)         21,000           21,445
                                                                                                  -----------------
                                                                                                             33,408
                                                                                                  -----------------
KANSAS (0.4%)
Kansas Dept. of Transp. Highway Rev.                           5.50%    9/1/2006             6,000            6,557
Kansas Dept. of Transp. Highway Rev.                           7.25%    3/1/2006             5,820            6,659
Unified Govt. of Wyandotte County Kansas City KS Util.
 System Improvement Refunding Rev.                             5.00%    9/1/2004(1)          2,500            2,642
Wichita KS Sales Tax Rev.                                      5.00%    4/1/2007             2,610            2,798
                                                                                                  -----------------
                                                                                                             18,656
                                                                                                  -----------------
KENTUCKY (2.6%)
Jefferson County KY GO                                         0.00%   8/15/2004(4)          3,980            3,741
Jefferson County KY GO                                         0.00%   8/15/2005(4)          4,780            4,310
Kentucky Property & Building Comm. Rev.                        5.25%    2/1/2005             4,090            4,332
Kentucky Property & Building Comm. Rev.                        5.25%    2/1/2007(4)          1,500            1,616
Kentucky Property & Building Comm. Rev.                        5.50%    8/1/2007             4,550            4,987
Kentucky Property & Building Comm. Rev.                        5.50%    8/1/2008             7,500            8,244
Kentucky Property & Building Comm. Rev.                        6.00%   11/1/2002             2,000            2,042
Kentucky Property & Building Comm. Rev.                        6.00%   10/1/2008            10,000           11,280
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                      5.50%    7/1/2008(2)          5,060            5,557
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                      5.50%    7/1/2009(2)         15,000           16,488
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                      5.75%    7/1/2008(4)         26,760           29,736
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                      6.50%    7/1/2007(2)         18,000           20,505
                                                                                                  -----------------
                                                                                                            112,838
                                                                                                  -----------------
LOUISIANA (1.8%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.     5.50%   12/1/2004(4)          5,145            5,526
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.     5.50%   12/1/2005(4)          3,790            4,113
Jefferson Parish LA School Board Sales & Tax Rev.              5.25%    2/1/2005(1)          8,300            8,809
Jefferson Parish LA School Board Sales & Tax Rev.              5.25%    2/1/2006(1)          8,740            9,377
Jefferson Parish LA School Board Sales & Tax Rev.              5.25%    2/1/2007(1)          9,190            9,908
Louisiana Public Fac. Auth. Hosp. Rev.
 (Franciscan Missionaries)                                     5.50%    7/1/2005(4)          5,865            6,279
St. Charles Parish LA PCR (Entergy Inc.) PUT                   4.85%    6/1/2002            18,000           18,018
St. Charles Parish LA PCR (Entergy Inc.) PUT                   5.35%   10/1/2003            14,775           14,961
                                                                                                  -----------------
                                                                                                             76,991
                                                                                                  -----------------
MARYLAND (0.2%)
Maryland Dept. of Transp.                                      5.25%    2/1/2007             9,000            9,736
Massachusetts (3.8%)
Massachusetts Dev. Finance Agency Resource Recovery
 Rev. (SeMass System)                                          5.25%    1/1/2006(1)         15,170           15,969
Massachusetts Dev. Finance Agency Resource Recovery
 Rev. (SeMass System)                                          5.25%    1/1/2007(1)         15,070           15,904
Massachusetts Dev. Finance Agency Rev.
 (Brooks School) VRDO                                          1.65%    5/2/2002(1)          3,100            3,100
Massachusetts Educ. Finance Auth. Educ. Loan Rev.              4.40%   12/1/2005(1)          2,185            2,258
Massachusetts Educ. Finance Auth. Educ. Loan Rev.              4.50%   12/1/2006(1)          2,640            2,731
Massachusetts Educ. Finance Auth. Educ. Loan Rev.              4.55%   12/1/2007(1)          3,555            3,655

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Massachusetts GAN                                              5.75%   6/15/2007            $9,650       $   10,680
Massachusetts GAN                                              5.75%  12/15/2008            16,210           18,156
Massachusetts GO                                               5.25%   12/1/2007            10,000           10,887
Massachusetts GO                                               5.75%   10/1/2008             6,710            7,490
Massachusetts GO VRDO                                          1.65%    5/2/2002             4,400            4,400
Massachusetts GO VRDO                                          1.70%    5/2/2002            12,900           12,900
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.25%    7/1/2004             2,500            2,568
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.25%    7/1/2005             3,930            4,017
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.75%    7/1/2006             5,385            5,584
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.75%    7/1/2007             5,785            5,975
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Fairview Extended Care) PUT                                  4.55%   7/14/2002(1)          3,250            3,265
Massachusetts Muni. Wholesale Electric Co. Power
 System Rev.                                                   5.00%    7/1/2009(1)         14,110           14,981
Massachusetts Muni. Wholesale Electric Co. Power
 System Rev.                                                   5.50%    7/1/2008(1)         15,400           16,814
                                                                                                  -----------------
                                                                                                            161,334
                                                                                                  -----------------
MICHIGAN (4.1%)
Greater Detroit MI Resource Recovery Auth.                     5.50%  12/13/2003(2)         17,995           18,866
Greater Detroit MI Resource Recovery Auth.                     5.50%  12/13/2004(2)         12,990           13,895
Michigan Building Auth. Rev.                                   5.25%  10/15/2003            13,890           14,503
Michigan Building Auth. Rev.                                   5.25%  10/15/2004            19,885           21,165
Michigan Building Auth. Rev.                                   5.50%  10/15/2007             9,800           10,760
Michigan Building Auth. Rev.                                   5.50%  10/15/2008            13,225           14,559
Michigan Building Auth. Rev.                                   6.50%   10/1/2004            14,500           15,839
Michigan GO                                                    5.25%   12/1/2005             5,750            6,199
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                             5.25%   10/1/2003             2,500            2,605
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                             5.50%   10/1/2005             6,655            7,205
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                  5.50%   10/1/2006             7,575            8,279
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                  5.50%   10/1/2007             9,405           10,326
Michigan (New Center Dev. Inc.) COP                           5.375%    9/1/2003             1,300            1,354
Michigan Strategic Fund Fac. Rev. (Waste Management Inc.)      4.20%    8/1/2004            10,000           10,000
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO       1.70%    5/2/2002            10,700           10,700
Univ. of Michigan Hosp. Rev. VRDO                              1.70%    5/2/2002             4,300            4,300
Wayne Charter County MI Airport Rev.                           5.25%   12/1/2006(1)          6,620            7,038
                                                                                                  -----------------
                                                                                                            177,593
                                                                                                  -----------------
MINNESOTA (0.7%)
Minneapolis MN Community Dev. Agency Tax Increment Rev.        0.00%    9/1/2003(1)          5,875            5,699
Minnesota GO                                                   5.50%    6/1/2006             8,730            9,506
Minnesota GO                                                   6.00%    8/1/2004             5,000            5,385
Minnesota GO                                                   6.00%    8/1/2005             8,255            9,037
                                                                                                  -----------------
                                                                                                             29,627
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
MISSISSIPPI (1.4%)
Jackson County MS Port Fac. (Chevron USA Inc.) VRDO            1.65%    5/2/2002           $32,600       $   32,600
Mississippi GO                                                 5.00%   10/1/2006            10,160           10,901
Mississippi GO                                                 5.75%   11/1/2007             5,000            5,561
Mississippi GO                                                 7.00%    5/1/2004             4,555            4,950
Mississippi Home Corp. Single Family Rev.                      5.10%   12/1/2022             5,810            5,828
                                                                                                  -----------------
                                                                                                             59,840
                                                                                                  -----------------
NEVADA (1.1%)
Clark County NV Airport Improvement Rev.
 (Las Vegas McCarran International Airport) VRDO               1.65%    5/8/2002(1)          2,300            2,300
Clark County NV Airport Improvement Rev.
 (Las Vegas McCarran International Airport) VRDO               1.65%    5/8/2002LOC          1,439            1,439
Clark County NV GO                                             5.00%   11/1/2004             6,570            6,955
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                    6.25%    7/1/2005(1)          4,310            4,662
Clark County NV School Dist.                                   6.00%   6/15/2003(3)          4,830            5,040
Clark County NV School Dist. GO                                5.25%   6/15/2007(4)         12,335           13,340
Clark County NV School Dist. GO VRDO                           1.57%    5/2/2002(4)          7,960            7,960
Nevada GO                                                      5.00%    7/1/2004             5,030            5,291
                                                                                                  -----------------
                                                                                                             46,987
                                                                                                  -----------------
NEW HAMPSHIRE (1.3%)
New Hampshire Business Finance Auth. PCR
 (United Illuminating) PUT                                     4.55%    2/1/2004            36,000           36,403
New Hampshire Business Finance Auth. PCR
 (United Illuminating) PUT                                     5.40%   12/1/2002            12,000           12,150
New Hampshire GO                                               5.00%   11/1/2008             6,000            6,466
                                                                                                  -----------------
                                                                                                             55,019
                                                                                                  -----------------
NEW JERSEY (4.0%)
New Jersey Econ. Dev. Auth. Rev.
 (Waste Management New Jersey Inc., Project) PUT               4.00%  10/31/2004             5,000            4,972
New Jersey Environmental Infrastructure Trust                  5.50%    9/1/2007             5,960            6,545
New Jersey Environmental Infrastructure Trust                  5.50%    9/1/2008             6,280            6,922
New Jersey GO                                                  5.00%    2/1/2007             4,500            4,805
New Jersey Transit Corp. Capital GAN                           5.00%    2/1/2003(2)          6,245            6,261
New Jersey Transit Corp. Capital GAN                           5.75%    2/1/2007(2)         15,000           16,484
New Jersey Transp. Corp. COP                                   5.50%   9/15/2008(2)         25,000           27,553
New Jersey Transp. Trust Fund Auth. Rev.                      5.375%  12/15/2007            25,530           27,916
New Jersey Transp. Trust Fund Auth. Rev.                       5.50%   6/15/2007            10,000           10,961
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%   6/15/2003(2)          5,000            5,218
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%   6/15/2005(2)         10,000           10,889
Passaic Valley NJ Sewer System Rev.                            5.70%   12/1/2002(2)          2,475            2,609
Passaic Valley NJ Sewer System Rev.                            5.70%   12/1/2003(2)          1,505            1,565
Port Auth. of New York & New Jersey Notes                     3.625%   4/15/2004            40,000           40,870
                                                                                                  -----------------
                                                                                                            173,570
                                                                                                  -----------------
NEW MEXICO (0.8%)
Albuquerque NM Water & Sewer System Rev.                       5.00%    7/1/2004             4,500            4,735
Hurley NM PCR (Kennecott Santa Fe Corp.
 Project British Petroleum) VRDO                               1.65%    5/2/2002             2,550            2,550
New Mexico Educ. Assistance Funding Student Loan Rev.          6.60%    3/1/2005             5,795            6,158
New Mexico Highway Comm. Tax Rev.                              5.00%   6/15/2005             4,740            5,021
New Mexico Highway Comm. Tax Rev.                              5.00%   6/15/2005(2)          3,000            3,181

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
New Mexico Highway Comm. Tax Rev.                              5.00%   6/15/2007(2)         $2,500       $    2,675
New Mexico Highway Comm. Tax Rev.                              5.25%   6/15/2007             7,540            8,136
                                                                                                  -----------------
                                                                                                             32,456
                                                                                                  -----------------
NEW YORK (4.8%)
Long Island NY Power Auth. Electric System Rev. VRDO           1.60%    5/2/2002             2,500            2,500
Long Island NY Power Auth. Electric System Rev. VRDO           1.65%    5/2/2002LOC         10,300           10,300
Muni. Assistance Corp. for New York City NY                    5.50%    7/1/2002             5,500            5,535
Muni. Assistance Corp. for New York City NY                    5.75%    7/1/2003             6,020            6,276
Muni. Assistance Corp. for New York City NY                    6.00%    7/1/2004             9,500           10,202
Muni. Assistance Corp. for New York City NY                    6.00%    7/1/2005            10,370           11,336
Muni. Assistance Corp. for New York City NY                    6.00%    7/1/2007             9,700           10,852
New York City NY GO                                            7.50%    2/1/2004             5,250            5,369
New York City NY GO                                            8.00%    8/1/2003             7,500            8,008
New York City NY IDA (USTA National Tennis Center)             7.75%  11/15/2002(4)          3,100            3,196
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev. VRDO                                        1.60%    5/2/2002(3)         10,000           10,000
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev. VRDO                                        1.65%    5/2/2002(3)          2,640            2,640
New York City NY Transitional Finance Auth. VRDO               1.65%    5/2/2002             5,600            5,600
New York State COP Commission General Services                 5.00%    9/1/2002             4,050            4,093
New York State Dormitory Auth. Rev. (Brookdale Hosp.)          5.50%   2/15/2004             6,040            6,334
New York State Dormitory Auth. Rev. (North General Hosp.)      5.50%   2/15/2003             4,945            5,074
New York State Dormitory Auth. Rev. (Presbyterian Hosp.)       5.50%   2/15/2004(2)          4,500            4,735
New York State Dormitory Auth. Rev. (State Univ.)              5.25%   5/15/2003             6,255            6,462
New York State Dormitory Auth. Rev. (State Univ.)              5.50%   5/15/2003             5,300            5,488
New York State Energy Research & Dev. Auth. PCR PUT
 (Central Hudson Gas & Electric Corp.)                         4.20%   12/1/2003(2)          7,390            7,576
New York State Environmental Fac. Corp. Rev.
 (Clean Water & Drinking Revolving Funds)                      5.00%   6/15/2004             4,000            4,218
New York State Environmental Fac. PCR                          5.50%   6/15/2003(1)          3,000            3,117
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                  4.40%   11/1/2004(1)          8,680            9,069
New York State Power Auth. Rev.                                5.50%  11/15/2007            13,565           14,951
New York State Thruway Auth. Rev. (Highway &
 Bridge Trust Fund)                                            6.00%    4/1/2004(1)         11,195           11,935
New York State Thruway Auth. Rev. (Highway &
 Bridge Trust Fund)                                            6.25%    4/1/2004(1)         10,185           10,902
New York State Urban Dev. Corp. Rev.
 (Community Enhancement Fac.)                                  5.00%    4/1/2004             8,570            8,954
Suffolk County NY Water Auth. Rev.                             5.25%    6/1/2004(2)(Prere.) 10,000           10,612
                                                                                                  -----------------
                                                                                                            205,334
                                                                                                  -----------------
NORTH CAROLINA (0.7%)
North Carolina Muni. Power Agency                              8.00%    1/1/2006(2)         18,000           20,880
Wake County NC Public Improvement GO                           4.50%    3/1/2007             8,500            8,903

29,783


OHIO (4.4%)
Butler County OH Transp. Improvement Dist. Rev.                5.00%    4/1/2003(4)          3,000            3,084
Cleveland OH Airport System Rev.                               5.50%    1/1/2008(4)          8,070            8,623
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                                5.00%   10/1/2006             5,000            5,257
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                                5.25%   10/1/2007             5,000            5,305

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                 5.25%   10/1/2008            $6,945       $    7,348
Ohio Air Quality Dev. Auth. PCR (Cleveland Electric) PUT       4.60%   10/1/2003             4,500            4,524
Ohio GO                                                        0.00%    9/1/2007             5,000            4,072
Ohio GO                                                        5.75%   6/15/2005             5,810            6,296
Ohio Higher Educ. Capital Fac. Rev.                            5.50%   12/1/2007            24,500           26,969
Ohio Higher Educ. Capital Fac. Rev.                            5.75%    5/1/2007             6,930            7,652
Ohio Highway Capital Improvements Rev.                         5.00%    5/1/2007             5,000            5,355
Ohio Highway Capital Improvements Rev.                         5.50%    5/1/2006            22,500           24,468
Ohio Housing Finance Agency Rev.                              5.625%    3/1/2032             4,815            5,068
Ohio Infrastructure Improvement GO                             5.25%    8/1/2006             3,995            4,319
Ohio Major New State Infrastructure Project                    4.50%   6/15/2003             2,000            2,054
Ohio State Univ. General Receipts VRDO                         1.68%    5/3/2002             4,700            4,700
Ohio Turnpike Comm. Turnpike Rev.                              5.75%   2/15/2004(Prere.)    14,250           15,338
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT             4.60%   10/1/2003            12,255           12,321
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT             5.58%   6/15/2004            21,700           21,917
Ohio Water Dev. Auth. PCR (Toledo-Edison) PUT                  5.25%    9/1/2002            10,000           10,042
Ohio Water Dev. Auth. Water PCR                                5.25%   12/1/2009             3,625            3,949
                                                                                                  -----------------
                                                                                                            188,661
                                                                                                  -----------------
OKLAHOMA (1.0%)
Oklahoma County OK GO                                          5.00%    2/1/2007(3)          5,700            6,078
Tulsa County OK Ind. Auth. Rev.                                5.00%    1/1/2006(2)          6,450            6,856
Tulsa County OK Ind. Auth. Rev.                                5.00%    7/1/2006(2)          6,450            6,900
Tulsa County OK Ind. Auth. Rev.                                5.00%    1/1/2007(2)          6,450            6,872
Tulsa OK Muni. Airport Transp. Rev. (American Airlines)        5.80%   12/1/2004            15,000           14,409
                                                                                                  -----------------
                                                                                                             41,115
                                                                                                  -----------------
OREGON (1.3%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.50%    5/1/2005             7,000            7,453
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.50%    5/1/2007             6,000            6,473
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                              5.00%    7/1/2003(3)          5,035            5,184
Portland OR Rev. Limited Tax GO                                4.25%  12/15/2004            35,175           35,526
                                                                                                  -----------------
                                                                                                             54,636
                                                                                                  -----------------
PENNSYLVANIA (5.9%)
Beaver County PA IDA PCR (Ohio Edison) PUT                     4.65%    6/1/2004            10,000           10,039
Beaver County PA IDA PCR (Toledo Edison) PUT                   4.85%    6/1/2004             3,000            3,029
Berks County PA IDA (Lutheran Health Care) VRDO                1.70%    5/8/2002(2)          9,800            9,800
Chester County PA IDA (Archdiocese of Philadelphia) VRDO       1.70%    5/2/2002LOC         16,800           16,800
Delaware County PA IDA PCR (PECO Energy Co.) PUT               5.20%   10/1/2004            11,000           11,187
Pennsylvania GO                                                5.00%    3/1/2003             6,250            6,410
Pennsylvania GO                                                5.00%    2/1/2007             7,260            7,748
Pennsylvania GO                                                5.25%  10/15/2004            13,850           14,755
Pennsylvania Higher Educ. Assistance Agency
 Student Loan PUT                                              2.35%    7/1/2003(4)         22,000           21,977
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                   5.00%  11/15/2002(1)          7,990            8,116
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of
 Pennsylvania Health System Obligated Group) VRDO              1.60%    5/8/2002LOC          4,000            4,000
Pennsylvania Intergovernmental Cooperation Auth. Rev.          5.00%   6/15/2003(3)          5,000            5,163
Pennsylvania Turnpike Comm. Rev.                               5.60%   12/1/2005(3)          6,575            6,838

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Philadelphia PA Gas Works Rev.                                 7.00%    7/1/2002(8)         $4,035       $    4,070
Philadelphia PA GO                                            5.125%   5/15/2003(3)          8,000            8,254
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hosp.) VRDO                                       1.70%    5/2/2002            27,490           27,490
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Jefferson Health System)                                     5.00%   5/15/2002(2)          2,905            2,909
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Jefferson Health System)                                     5.50%   5/15/2003(2)          1,425            1,474
Philadelphia PA IDA Rev. (Philadelphia Airport System)         4.50%    7/1/2002(3)          2,205            2,214
Philadelphia PA IDA Rev. (Philadelphia Airport System)         5.00%    7/1/2006(3)          3,700            3,878
Philadelphia PA IDA Rev. (Philadelphia Airport System)         5.25%    7/1/2007(3)          3,905            4,142
Philadelphia PA IDA Rev. (Philadelphia Airport System)         5.25%    7/1/2009(3)          4,085            4,317
Philadelphia PA IDA Rev. (Philadelphia Airport System)         5.50%    7/1/2005(3)          3,775            4,009
Philadelphia PA IDA Rev. (Philadelphia Airport System)         6.00%   6/15/2005(3)          4,835            5,194
Philadelphia PA School Dist. GO                                5.25%    3/1/2004(1)          9,150            9,606
Pittsburgh PA GO                                               5.00%   3/1/2003(1)           5,000            5,128
Sayre PA Health Care Fac. Auth. (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program) VRDO                  1.65%    5/8/2002(2)         21,700           21,700
Sayre PA Health Care Fac. Auth. (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program) VRDO                  1.70%    5/8/2002(2)         23,500           23,500
                                                                                                  -----------------
                                                                                                            253,747
                                                                                                  -----------------
RHODE ISLAND (0.9%)
Rhode Island GO                                                6.00%    8/1/2003(1)          9,665           10,132
Rhode Island GO                                                6.00%    8/1/2004(1)         11,345           12,212
Rhode Island Housing & Mortgage Finance Corp. PUT              5.00%   10/1/2003            15,000           15,503
                                                                                                  -----------------
                                                                                                             37,847
                                                                                                  -----------------
SOUTH CAROLINA (1.0%)
South Carolina GO                                              5.10%    2/1/2004             3,940            4,045
South Carolina GO                                              5.50%    4/1/2008            14,515           15,931
South Carolina GO                                              5.75%    1/1/2006             5,000            5,451
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                    6.70%  12/15/2006             2,640            2,776
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                    7.00%  12/15/2004             3,245            3,406
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                    7.00%  12/15/2005             3,500            3,706
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                    7.00%  12/15/2007             5,265            5,628
                                                                                                  -----------------
                                                                                                             40,943
                                                                                                  -----------------
SOUTH DAKOTA (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System)                           4.85%    5/1/2006            15,000           15,098

TENNESSEE (1.1%)
Johnson City TN Health & Educ. Rev.
 (Johnson City Medical Center)                                 5.00%    7/1/2005(1)         $4,265       $    4,530
Metro. Govt. of Nashville & Davidson County TN GO              5.00%  10/15/2008             5,000            5,362
Metro. Govt. of Nashville & Davidson County TN GO              5.25%  10/15/2006            10,000           10,829
Metro. Govt. of Nashville & Davidson County TN GO              5.25%  10/15/2007            20,470           22,223
Metro. Govt. of Nashville & Davidson County TN IDR
 (Waste Management Team)                                       4.10%    8/1/2004             3,500            3,471
                                                                                                  -----------------
                                                                                                             46,415
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
TEXAS (14.3%)
Abilene TX Waterworks & Sewer Systems GO                       4.18%   2/15/2006            $2,500       $    2,501
Abilene TX Waterworks & Sewer Systems GO                       4.36%   2/15/2007             2,500            2,501
Abilene TX Waterworks & Sewer Systems GO                       4.50%   2/15/2008             2,500            2,501
Austin TX Combined Util. System Rev.                          5.375%  11/15/2005             6,495            6,739
Austin TX Combined Util. System Rev.                           5.60%   5/15/2005(1)(Prere.) 15,000           16,180
Austin TX Public Improvement GO                                5.25%    9/1/2005            10,000           10,707
Brazos River Auth. Texas PCR (Texas Utility Electric Co.) PUT  4.95%    4/1/2004            11,000           11,156
Brazos River Auth. Texas PCR (Texas Utility Electric Co.) PUT  5.05%   6/19/2006             5,000            5,042
Brazos River Auth. Texas PCR (Texas Utility Electric Co.) PUT  5.40%    5/1/2006            20,000           20,403
Brazos River Auth. Texas PCR (Texas Utility Electric Co.) PUT  5.75%   11/1/2011            18,685           18,871
Central Texas Higher Educ. Auth.                               5.50%   12/1/2005             5,000            5,314
Dallas-Fort Worth TX International Airport Fac.
 Improvement Corp. Rev. (American Airlines)                    5.95%   11/1/2003            24,300           23,641
Dallas-Fort Worth TX International Airport Rev.                5.50%   11/1/2006(3)          2,150            2,299
Dallas-Fort Worth TX International Airport Rev.                5.50%   11/1/2007(3)          3,000            3,210
Dallas-Fort Worth TX Regional Airport Rev.                     7.80%   11/1/2004(3)          4,655            5,201
El Paso County TX Hosp. Dist. GO                               0.00%   8/15/2002(1)          2,260            2,249
El Paso County TX Hosp. Dist. GO                               0.00%   8/15/2003(1)          2,260            2,192
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                          1.75%    5/2/2002             6,000            6,000
Harris County TX GO                                            0.00%   8/15/2007(3)          5,000            4,073
Harris County TX GO                                           6.125%   8/15/2004(Prere.)     6,375            7,007
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                             1.70%    5/2/2002            19,900           19,900
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health) 5.00%    7/1/2002            11,680           11,730
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health) 5.00%    7/1/2003            12,250           12,542
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.)                                  5.25%   2/15/2007             3,000            3,164
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.)                                  5.25%   2/15/2008             2,500            2,626
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                             1.70%    5/2/2002            30,400           30,400
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                   1.70%    5/2/2002(1)         11,000           11,000
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's
 Christian Assoc. of Greater Houston) VRDO                     1.70%    5/2/2002LOC          7,700            7,700
Harris County TX IDA (Shell Oil Co.) VRDO                      1.65%    5/2/2002             2,800            2,800
Houston TX Airport System Rev.                                 6.00%    7/1/2008(4)          6,385            6,994
Houston TX GO                                                  5.00%    3/1/2004            12,000           12,538
Houston TX GO                                                  5.30%    4/1/2007(Prere.)     6,055            6,459
Houston TX GO                                                  5.50%    3/1/2004             8,620            9,084
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  6.00%    7/1/2002(4)          2,250            2,267
Houston TX Independent School Dist. GO                         0.00%   2/15/2006             4,000            3,499
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2006(2)          5,000            4,237
Houston TX Water & Sewer System Rev.                           5.50%   12/1/2007(4)         12,500           13,746
Houston TX Water & Sewer System Rev.                           6.20%   12/5/2005(Prere.)     9,075           10,082
Houston TX Water & Sewer System Rev.                           6.40%   12/1/2009             7,465            7,793
Lewisville TX Combination Contract Rev.
 Special Assessment (Castle Hills)                            4.125%   11/1/2006             2,750            2,773
Lewisville TX Independent School Dist.                         6.55%   8/15/2003(ETM)        5,000            5,281

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                 COUPON         DATE             (000)            (000)
===================================================================================================================
Lower Colorado River Auth. TX Rev.                             0.00%    1/1/2004(ETM)       $3,000       $    2,866
Lower Colorado River Auth. TX Rev.                             6.00%   5/15/2007(4)          3,000            3,342
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)                                  5.00%    7/1/2003             6,505            6,696
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)                                  5.00%    7/1/2004             5,940            6,196
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)                                  5.00%    7/1/2005(4)          7,610            8,015
Matagorda County TX Navigation Dist. PCR
 (Reliant Energy Inc.) PUT                                     5.20%   11/1/2002            27,000           27,346
Matagorda County TX Navigation Dist.                           4.55%   11/1/2006            38,970           39,207
North East TX Independent School Dist. GO                      6.50%   10/1/2005             4,075            4,529
North East TX Independent School Dist. GO                      6.50%   10/1/2006             4,350            4,919
San Antonio TX GO                                              5.00%    2/1/2007             4,545            4,836
San Antonio TX GO                                              5.00%    2/1/2008             1,815            1,930
San Antonio TX GO                                              5.40%    8/1/2002(Prere.)       725              732
San Antonio TX GO                                              5.40%    8/1/2004             6,770            6,825
San Antonio TX Independent School Dist. GO                     6.00%   8/15/2004             4,165            4,485
Southwest Texas Higher Educ. Auth. Inc.
 (Southern Methodist Univ.) VRDO                               1.70%    5/2/2002LOC          4,500            4,500
Spring Branch TX Independent School Dist. GO                   0.00%    2/1/2005             5,725            5,239
Spring Branch TX Independent School Dist. GO                   0.00%    2/1/2006             5,710            5,002
Texas A & M Univ. Rev. Financing System                        6.00%   5/15/2004             7,665            8,192
Texas GO Public Finance Auth.                                  5.00%    8/1/2004             4,735            4,878
Texas GO Public Finance Auth.                                  5.00%    8/1/2005             3,405            3,488
Texas GO Public Finance Auth.                                  5.00%   10/1/2005            22,500           23,951
Texas GO Public Finance Auth.                                  5.25%   10/1/2007            15,240           16,522
Texas GO Public Finance Auth.                                  5.50%   10/1/2006             4,000            4,367
Texas Muni. Power Agency Rev.                                  5.25%    9/1/2004(1)          5,300            5,524
Texas Muni. Power Agency Rev.                                  5.80%    9/1/2003(1)          6,750            6,968
Texas Public Building Auth. Building
 Rev. Capital Appreciation                                     0.00%    8/1/2007(1)(ETM)    10,000            8,186
Texas TRAN                                                     3.75%   8/29/2002            40,000           40,278
Univ. of Texas Permanent Univ. Fund Rev.                       6.10%    7/1/2004(Prere.)    11,555           11,643
                                                                                                  -----------------
                                                                                                            615,064
                                                                                                  -----------------
UTAH (1.1%)
Intermountain Power Agency Utah Power Supply Rev.              0.00%    7/1/2002             7,825            7,802
Intermountain Power Agency Utah Power Supply Rev.              0.00%    7/1/2002(2)          8,490            8,466
Salt Lake County UT GO                                         5.50%  12/15/2007             5,870            6,462
Utah GO                                                        5.50%    7/1/2003            20,000           20,800
Utah Muni. Finance Coop. Local Govt. Rev.                      0.00%    3/1/2011(4)          6,000            3,987
                                                                                                  -----------------
                                                                                                             47,517
                                                                                                  -----------------
VIRGINIA (1.6%)
Loudoun County VA GO                                           5.25%   11/1/2008             4,410            4,824
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2010(1)          6,145            6,576
Virginia Commonwealth Transp. Board Federal Highway Rev.       5.50%   10/1/2006            18,500           20,276
Virginia Commonwealth Transp. Board Federal Highway Rev.       5.75%   10/1/2007             8,150            9,084
Virginia Commonwealth Transp. Board Transp. Rev.
 (U.S. Route 58 Corridor)                                      5.25%   5/15/2003             4,650            4,810
Virginia Port Auth. Rev.                                       4.75%    7/1/2004             8,210            8,537
Virginia Public School Auth. Rev.                              5.25%    8/1/2007+            5,185            5,634
Virginia Public School Auth. Rev.                              5.25%    8/1/2008             6,950            7,564
                                                                                                  -----------------
                                                                                                             67,305
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
WASHINGTON (2.4%)
Energy Northwest Washington Electric Refunding Rev.
 (Project No. 1)                                               5.50%    7/1/2003            $6,405       $    6,632
Energy Northwest Washington Electric Refunding Rev.
 (Project No. 1)                                               5.50%    7/1/2004(4)          5,600            5,941
King County WA GO                                              6.25%    1/1/2004(Prere.)    10,000           10,810
King County WA School Dist.                                    6.30%   12/1/2003             5,375            5,549
King & Snohomish Counties WA School Dist. No. 417
 Northshore GO                                                 6.30%    6/1/2004(1)(Prere.)  4,100            4,418
Port of Seattle WA Passenger Fac. Charge Rev.                  5.00%   12/1/2003(2)          7,110            7,367
Port of Seattle WA Passenger Fac. Charge Rev.                  5.00%   12/1/2004(2)          7,465            7,837
Seattle WA GO                                                  5.00%    7/1/2007             5,315            5,684
Spokane WA Regional Solid Waste Management
 System Rev.                                                   6.25%    1/1/2004(2)          8,440            8,891
Spokane WA Regional Solid Waste Management
 System Rev.                                                   6.25%    1/1/2005(2)          8,975            9,598
Spokane WA Regional Solid Waste Management
 System Rev.                                                   6.50%    1/1/2007(2)          8,650            9,551
Washington GO                                                 5.625%    5/1/2004(Prere.)        85               90
Washington GO                                                 5.625%    5/1/2008             4,915            5,150
Washington GO                                                  6.00%    7/1/2005             6,500            7,085
Washington GO                                                  6.50%    7/1/2002             5,035            5,075
Washington GO (Motor Vehicle Fuel Tax)                         6.50%    9/1/2003             4,635            4,899
                                                                                                  -----------------
                                                                                                            104,577
                                                                                                  -----------------
WEST VIRGINIA (0.4%)
West Virginia GO                                               0.00%   11/1/2005(3)          3,850            3,438
West Virginia GO                                               0.00%   11/1/2006(3)          6,850            5,843
West Virginia State Road GO                                    5.50%    6/1/2007(4)          5,000            5,468
West Virginia State Road GO                                    5.50%    6/1/2008(4)          3,000            3,291
                                                                                                  -----------------
                                                                                                             18,040
                                                                                                  -----------------
WISCONSIN (0.9%)
Milwaukee WI Metro. Sewer Dist. GO                             6.25%   10/1/2004            10,000           10,865
Wisconsin GO                                                  6.125%   11/1/2006             7,210            8,061
Wisconsin GO                                                   7.00%    5/1/2004             6,145            6,674
Wisconsin Petroleum Inspection Fee Rev.                        6.00%    7/1/2004            10,500           11,232
                                                                                                  -----------------
                                                                                                             36,832
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $4,191,835)                                                                                        4,267,459
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
-------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         68,329
Liabilities                                                                                                 (44,310)
                                                                                                  -----------------
                                                                                                             24,019
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                        $4,291,478
===================================================================================================================

*See Note A in Notes to Financial Statements.
*Securities with an aggregate value of $3,057,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 98.

================================================================================
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $ 4,222,234
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                          (6,706)
Unrealized Appreciation--Note F
 Investment Securities                                                   75,624
 Futures Contracts                                                          326
--------------------------------------------------------------------------------
NET ASSETS                                                           $4,291,478
================================================================================
Investor Shares--Net Assets
Applicable to 208,942,776 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)              $2,279,485
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $10.91
================================================================================
Admiral Shares--Net Assets
Applicable to 184,423,920 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)              $2,011,993
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $10.91
================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (99.3%)
-------------------------------------------------------------------------------------------------------------------
ALABAMA (0.4%)
Alabama GO                                                     5.25%    6/1/2012            $5,105       $    5,486
Alabama GO                                                     5.25%    6/1/2013             5,105            5,443
Alabama GO                                                     5.25%    6/1/2014             5,155            5,452
Alabama GO                                                     5.25%    6/1/2015             3,455            3,628
Huntsville AL Health Care Fac. Auth. PUT                       4.65%    6/1/2005(1)         21,225           21,531
                                                                                                  -----------------
                                                                                                             41,540
                                                                                                  -----------------
ALASKA (0.4%)
Anchorage AK Electric Rev.                                     8.00%   12/1/2011(1)          5,395            6,945
Matanuska-Susitna Borough AK GO                                5.50%    3/1/2012(3)          6,000            6,572
North Slope Borough AK GO                                      0.00%   6/30/2010(1)          8,000            5,522
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO       1.65%    5/2/2002            20,400           20,400
                                                                                                  -----------------
                                                                                                             39,439
                                                                                                  -----------------
ARIZONA (1.8%)
Arizona GO                                                    7.375%    7/1/2013             4,500            5,669
Arizona School Fac. Board Rev. (State School Improvement)      5.50%    7/1/2014            11,030           11,937
Arizona School Fac. Board Rev. (State School Improvement)      5.50%    7/1/2015             5,000            5,380
Arizona School Fac. Board Rev. (State School Improvement)      5.50%    7/1/2016             5,500            5,879
Arizona Transp. Board Excise Tax Rev.                          6.00%    7/1/2005(2)         18,885           20,627
Arizona Transp. Board Highway Rev.                             6.00%    7/1/2010            25,000           28,454
Arizona Transp. Board Highway Rev.                             8.75%    7/1/2003            10,000           10,763
Maricopa County AZ COP                                         6.00%    6/1/2004             4,060            4,112
Maricopa County AZ Rev. (Samaritan Health Service)             7.15%   12/1/2004(1)          9,900           10,574
Maricopa County AZ Rev. (Samaritan Health Service)             7.15%   12/1/2005(1)          5,030            5,457
Maricopa County AZ Unified School Dist.                        0.00%    1/1/2007(3)          6,000            5,033
Mesa AZ GO                                                     5.70%    7/1/2003(1)(Prere.)  5,600            5,917
Phoenix AZ Civic Improvement Corp. Airport Rev.                5.25%    7/1/2009(4)          4,795            5,168
Phoenix AZ Civic Improvement Corp. Airport Rev.                5.25%    7/1/2010(4)          2,500            2,672
Phoenix AZ Civic Improvement Corp. Airport Rev.                5.25%    7/1/2011(4)          3,000            3,186
Phoenix AZ Civic Improvement Corp.
 Wastewater System Rev.                                       5.375%    7/1/2012(3)          9,645           10,477
Phoenix AZ Civic Improvement Corp.
 Wastewater System Rev.                                       5.375%    7/1/2013(3)          5,000            5,392
Phoenix AZ Civic Improvement Corp.
 Wastewater System Rev.                                       5.375%    7/1/2014(3)          6,820            7,296
Phoenix AZ Civic Improvement Corp. Water System Rev.           5.50%    7/1/2014(3)          4,215            4,592
Phoenix AZ Civic Improvement Corp. Water System Rev.           5.95%    7/1/2006(Prere.)     6,600            7,319
Phoenix AZ GO                                                  7.50%    7/1/2008             5,000            6,022
Phoenix AZ Highway Rev. GO                                     9.25%    7/1/2007             4,000            5,072
Tucson AZ Unified School Dist.                                 7.50%    7/1/2006(3)          8,840           10,323
Tucson AZ Unified School Dist.                                 7.50%    7/1/2007(3)          8,000            9,524
                                                                                                  -----------------
                                                                                                            196,845
                                                                                                  -----------------
CALIFORNIA (7.5%)
Access To Loans For Learning Student Loan Corp. California
 Rev. Student Loan Program VRDO                                1.70%    5/2/2002LOC         18,000           18,000
Anaheim CA Public Finance Auth. Lease Rev.                     6.00%    9/1/2009(4)          2,000            2,292
California Dept. of Veteran Affairs Rev.                       5.45%   12/1/2019(2)         11,225           11,795
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                              8.25%   12/1/2003             5,000            5,476
California Dept. of Water Resources Water System Rev.
 (Central Valley)                                              8.25%   12/1/2004             5,545            6,344

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
California GO                                                  5.70%    8/1/2004(Prere.)   $16,500       $   18,113
California GO                                                  5.70%    8/1/2007             1,000            1,065
California GO                                                  5.75%    8/1/2004(3)(Prere.) 14,145           15,544
California GO                                                  5.75%    8/1/2008(3)            855              928
California GO                                                  6.00%    4/1/2018            11,980           13,410
California GO                                                  6.00%    4/1/2019             2,660            2,968
California GO                                                  6.30%    9/1/2010             4,000            4,593
California GO                                                  6.75%    6/1/2004            13,165           14,275
California GO                                                  7.00%   10/1/2005(1)          5,000            5,663
California GO                                                  7.10%    6/1/2005            12,495           13,977
California GO                                                 11.00%    3/1/2006            13,185           16,717
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                    6.25%    7/1/2004(1)          4,515            4,882
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                    6.25%    7/1/2005(1)          5,875            6,483
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                    6.25%    7/1/2006(1)          5,000            5,611
California Health Fac. Finance Auth. Rev.
 (Catholic Healthcare West)                                    6.25%    7/1/2007(1)          5,290            5,970
California Health Fac. Finance Auth. Rev.
 (Sisters of Providence)                                       6.00%   10/1/2002             3,865            3,931
California Health Fac. Finance Auth. Rev.
 (Sisters of Providence)                                       6.00%   10/1/2003             4,095            4,307
California Health Fac. Finance Auth. Rev.
 (Sisters of Providence)                                       6.00%   10/1/2004             4,340            4,683
California PCR Financing Auth. Rev.
 (Southern California Edison Co.) PUT                          7.00%   2/28/2008            41,000           41,006
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                       5.375%   11/1/2011             6,500            6,888
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                       5.375%   11/1/2012             7,990            8,426
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                        5.50%    1/1/2015(2)          5,000            5,243
California Public Works Board Lease Rev.
 (Dept. of Corrections)                                        6.00%    1/1/2008(2)         14,865           16,341
California Public Works Board Lease Rev. (State Archives)     5.375%   12/1/2009             4,555            4,883
California Public Works Board Lease Rev. (State Archives)     5.375%   12/1/2010             6,635            7,064
California Public Works Board Lease Rev. (State Archives)     5.375%   12/1/2012             7,895            8,331
California Public Works Board Lease Rev.
 (Univ. of California)                                         6.10%   12/1/2005(2)          6,515            6,805
California Public Works Board Lease Rev.
 (Univ. of California)                                         6.20%   12/1/2006(2)(Prere.)  3,320            3,477
California Statewide Community Dev. Auth. Rev.
 (Catholic Healthcare West)                                    6.00%    7/1/2009             4,375            4,619
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                       4.90%   5/15/2008            73,000           74,800
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                       5.10%   5/17/2010             8,750            8,970
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente)                                           4.70%    6/1/2009            55,000           55,327
Chula Vista CA IDR (San Diego Gas & Electric)                  7.00%   12/1/2027            45,000           49,333
Contra Costa CA (Merrithew Memorial Hosp.) COP                 5.50%   11/1/2011(1)          5,660            6,149
East Bay CA Muni. Util. Dist. Water System Rev.                5.25%    6/1/2017(1)          8,110            8,461
Fresno CA Sewer Rev.                                           6.25%    9/1/2014(2)         12,000           14,158

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Irvine CA Assessment Dist. Improvement Bonds VRDO              1.65%   5/2/2002LOC            $200       $      200
Long Beach CA Harbor Rev.                                      5.75%   5/15/2013             7,630            8,332
Los Angeles CA Dept. of Water & Power Rev.                     5.25%    7/1/2015            20,000           21,116
Los Angeles CA Dept. of Water & Power Rev. VRDO                1.60%    5/2/2002             4,900            4,900
Los Angeles CA Dept. of Water & Power Rev. VRDO                1.65%    5/2/2002             4,200            4,200
Los Angeles CA Harbor Dept. Rev.                               5.50%    8/1/2011(2)          5,865            6,416
Los Angeles CA Harbor Dept. Rev.                               5.50%    8/1/2012(2)          6,190            6,757
Los Angeles CA Harbor Dept. Rev.                               5.50%    8/1/2013(2)          6,535            7,044
Los Angeles County CA Metro.
 Transp. Auth. Sales Tax Rev.                                  8.00%    7/1/2002(2)          3,915            3,957
Los Angeles County CA Transp. Comm. Sales Tax Rev.             6.50%    7/1/2010(4)         51,070           60,084
Metro. Water Dist. of Southern California Rev. VRDO            1.55%    5/2/2002             9,500            9,500
Newport Beach CA (Hoag Memorial Hosp.) VRDO                    1.70%    5/2/2002             3,200            3,200
Northern California Power Agency (Hydroelectric Project)       6.10%    7/1/2005(1)          5,575            6,129
Northern California Power Agency (Hydroelectric Project)       6.20%    7/1/2006(1)          5,940            6,657
Northern California Power Agency (Hydroelectric Project)       6.25%    7/1/2007(1)          6,685            7,594
Orange County CA Local Transp. Auth. Sales Tax Rev.            5.50%   2/15/2009(1)          5,000            5,532
Orange County CA Local Transp. Auth. Sales Tax Rev.            5.50%   2/15/2010(1)         10,035           11,090
Port of Oakland CA Rev.                                        5.25%   11/1/2006(3)          6,700            7,227
San Bernardino CA Medical Center COP                           5.50%    8/1/2004(1)          4,100            4,379
San Bernardino CA Medical Center COP                           5.50%    8/1/2005(1)         10,000           10,831
San Bernardino CA Medical Center COP                           7.00%    8/1/2008(1)          9,045           10,749
San Bernardino CA Medical Center COP                           7.00%    8/1/2009(1)          9,705           11,660
San Bernardino CA Medical Center COP                           7.00%    8/1/2010(1)         10,525           12,758
San Diego County CA Regional Transp. Auth. Sales Tax Rev.      7.00%    4/1/2006             1,225            1,282
San Francisco CA City & County International Airport Rev.      5.50%    5/1/2011(1)          4,215            4,602
San Francisco CA City & County International Airport Rev.      5.50%    5/1/2012(1)          4,930            5,349
San Francisco CA City & County International Airport Rev.      5.50%    5/1/2013(1)          5,115            5,486
San Francisco CA City & County International Airport Rev.      5.50%    5/1/2014(1)          5,565            5,906
San Francisco CA City & County International Airport Rev.      5.50%    5/1/2015(1)          5,880            6,191
San Francisco CA City & County International Airport Rev.      5.50%    5/1/2016(1)          6,215            6,498
South Orange County CA Public Finance Auth. Rev.               7.00%    9/1/2006(1)            500              578
Southern California Rapid Transit Dist. Rev.                   5.70%    9/1/2004(2)         14,040           15,104
Univ. of California Rev. (Multiple Purpose Project)            9.25%    9/1/2005(1)          5,000            5,999
Univ. of California Rev. (Multiple Purpose Project)           10.00%    9/1/2003(2)          3,790            4,178
                                                                                                  -----------------
                                                                                                            808,793
                                                                                                  -----------------
COLORADO (3.7%)
Colorado Dept. of Transp. Rev.                                 5.50%   6/15/2012(1)         11,780           12,981
Colorado Dept. of Transp. Rev.                                 5.50%   6/15/2013(1)         14,500           15,931
Colorado Dept. of Transp. Rev.                                 5.50%   6/15/2014(1)         25,185           27,377
Colorado Dept. of Transp. Rev.                                 5.50%   6/15/2015(1)         20,795           22,442
Colorado Dept. of Transp. Rev.                                 5.50%   6/15/2016(1)          6,185            6,627
Colorado Dept. of Transp. Rev.                                 6.00%   6/15/2011(2)         18,935           21,439
Colorado Dept. of Transp. Rev.                                 6.00%   6/15/2012(2)         10,000           11,241
Colorado Dept. of Transp. Rev.                                 6.00%   6/15/2013(2)         10,000           11,197
Colorado Dept. of Transp. Rev.                                 6.00%   6/15/2014(2)         20,000           22,337
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)         6.00%   12/1/2013(4)          5,185            5,742
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)         6.00%   12/1/2014(4)          5,500            6,046
Colorado Health Fac. Auth. Rev. (Sisters of Charity
 Health System Inc.)                                           5.25%   12/1/2009(1)          2,965            3,192
Colorado Health Fac. Auth. Rev. (Sisters of Charity
 Health System Inc.)                                           5.25%   12/1/2010(1)          1,740            1,859

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Colorado Health Fac. Auth. Rev. (Sisters of Charity
 Health System Inc.)                                           5.25%   12/1/2011(1)         $3,415       $    3,626
Colorado Health Fac. Auth. Rev. (Sisters of Charity
 Health System Inc.)                                           8.50%   5/15/2004(1)         11,115           11,794
Colorado Springs CO Util. System Rev.                         5.375%  11/15/2012            12,620           13,703
Colorado Springs CO Util. System Rev.                         5.375%  11/15/2014            12,745           13,622
Colorado Springs CO Util. System Rev. VRDO                     1.65%    5/2/2002             3,000            3,000
Denver CO City & County Airport Rev.                           5.50%  11/15/2010(3)         10,000           10,717
Denver CO City & County Airport Rev.                           5.50%  11/15/2011(3)         15,070           16,120
Denver CO City & County Airport Rev.                           5.50%  11/15/2013(3)         15,085           15,897
Denver CO City & County Airport Rev.                           5.50%  11/15/2014(3)         35,820           37,414
Denver CO City & County Airport Rev.                           5.50%  11/15/2015(3)         23,520           24,403
Denver CO City & County Airport Rev.                           5.50%  11/15/2016(3)         10,000           10,307
Denver CO City & County Airport Rev.                          5.625%  11/15/2012(3)          6,000            6,447
Denver CO City & County Airport Rev.                           6.00%  11/15/2011(2)         14,895           16,365
Denver CO City & County Airport Rev.                           6.00%  11/15/2012(2)         10,460           11,484
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2011(1)         14,600            9,456
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2012(1)          8,100            4,959
E-470 Public Highway Auth. Colorado Rev.                       4.90%    9/1/2010(1)          4,500            4,725
E-470 Public Highway Auth. Colorado Rev.                       5.00%    9/1/2011(1)          7,250            7,604
Northern Colorado Water Conservation Dist. Rev.                6.35%   12/1/2007(2)          4,155            4,724
                                                                                                  -----------------
                                                                                                            394,778
                                                                                                  -----------------
CONNECTICUT (2.1%)
Connecticut GO                                                5.125%  11/15/2013            24,675           26,194
Connecticut GO                                                5.125%  11/15/2014            25,375           26,717
Connecticut GO                                                 5.30%  11/15/2003(Prere.)       250              267
Connecticut GO                                                 5.30%  11/15/2006            16,690           17,533
Connecticut GO                                                5.375%   6/15/2013             5,000            5,398
Connecticut GO                                                5.375%  12/15/2013             6,165            6,633
Connecticut GO                                                 5.40%  11/15/2003(Prere.)       135              144
Connecticut GO                                                 5.40%  11/15/2007            10,375           10,871
Connecticut GO                                                 5.50%  12/15/2013             4,705            5,235
Connecticut GO                                                 6.00%   5/15/2003             5,000            5,209
Connecticut GO                                                 6.00%   10/1/2004             5,485            5,937
Connecticut GO                                                 6.00%   10/1/2004(ETM)          175              190
Connecticut GO                                                 7.00%   3/15/2003             5,000            5,219
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                     5.125%    9/1/2005             7,000            7,350
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                      5.25%    9/1/2006            42,550           44,524
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                     5.375%   10/1/2013            20,000           21,634
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                     7.125%    6/1/2008(Prere.)    12,000           14,320
Connecticut State Health & Educ. Fac. Auth.
 (Yale Univ.) VRDO                                             1.50%    5/2/2002            27,300           27,300
                                                                                                  -----------------
                                                                                                            230,675
                                                                                                  -----------------
DELAWARE
Delaware Transp. Auth. Transp. System Rev.                     5.80%    7/1/2002(Prere.)     2,595            2,665
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
DISTRICT OF COLUMBIA (1.5%)
District of Columbia GO                                        5.20%    6/1/2008(2)         $4,390       $    4,723
District of Columbia GO                                        5.25%    6/1/2008(1)         10,000           10,797
District of Columbia GO                                        5.30%    6/1/2009(2)          4,600            4,952
District of Columbia GO                                       5.375%    6/1/2011(2)          5,255            5,605
District of Columbia GO                                        5.50%    6/1/2004(4)         12,845           13,613
District of Columbia GO                                        5.50%    6/1/2006(4)          6,205            6,724
District of Columbia GO                                        5.50%    6/1/2007(4)          2,950            3,217
District of Columbia GO                                        5.50%    6/1/2008(2)         10,000           10,919
District of Columbia GO                                        5.50%    6/1/2008(4)          5,000            5,467
District of Columbia GO                                        5.50%    6/1/2010(2)         10,490           11,461
District of Columbia GO                                        5.50%    6/1/2012(4)          6,520            7,071
District of Columbia GO                                        5.50%    6/1/2013(2)          5,750            6,110
District of Columbia GO                                        5.75%    6/1/2003(2)          2,900            3,075
District of Columbia GO                                        5.75%    6/1/2003(2)(Prere.)    190              201
District of Columbia GO                                        5.75%    6/1/2007(2)          1,960            2,066
District of Columbia GO                                        5.75%    6/1/2010(1)         20,465           22,749
District of Columbia GO                                        5.80%    6/1/2004(3)(ETM)       955            1,019
District of Columbia GO                                        6.00%    6/1/2004(1)(Prere.)  8,890            9,687
District of Columbia GO                                        6.00%    6/1/2011(1)          6,550            7,401
District of Columbia GO                                        6.10%    6/1/2004(1)(Prere.)  7,000            7,642
District of Columbia Hosp. Rev. (Medlantic Health Group)       6.00%   8/15/2007(1)          2,985            3,343
District of Columbia Hosp. Rev. (Medlantic Health Group)       6.00%   8/15/2008(1)          3,160            3,561
District of Columbia Hosp. Rev. (Medlantic Health Group)       6.00%   8/15/2010(1)          2,555            2,901
District of Columbia Hosp. Rev. (Medlantic Health Group)       6.00%   8/15/2012(1)          2,995            3,428
                                                                                                  -----------------
                                                                                                            157,732
                                                                                                  -----------------
FLORIDA (3.9%)
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                       4.50%   12/1/2011             5,000            4,882
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                      5.375%   12/1/2009            15,885           16,759
Broward County FL Resource Recovery Rev.
 (Wheelabrator Series A)                                      5.375%   12/1/2010             5,000            5,236
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South)                                         5.375%   12/1/2009             2,000            2,110
Broward County FL Resource Recovery Rev.
 (Wheelabrator-South)                                         5.375%   12/1/2010            21,330           22,336
Broward County FL School Dist. GO                              5.40%   2/15/2005             5,000            5,194
Broward County FL School Board COP                             5.75%    7/1/2003(2)          9,000            9,383
Broward County FL School Board COP                             5.75%    7/1/2004(2)          9,515           10,158
Broward County FL School Board COP                             5.75%    7/1/2005(2)          5,445            5,903
Collier County FL Health Fac. Auth. Hosp. Rev.
 (Cleveland Clinic Health System) VRDO                         1.65%    5/2/2002            24,000           24,000
Dade County FL School Board COP                                5.25%    8/1/2009(2)         11,320           12,223
Dade County FL School Board COP                                5.25%    8/1/2010(2)         12,140           13,004
Dade County FL School Board COP                               5.375%    5/1/2006(2)(Prere.)  4,775            5,218
Dade County FL School Dist. GO                                 6.25%   2/15/2004(1)          5,520            5,878
Dade County FL Water & Sewer System Rev. VRDO                  1.70%    5/8/2002(3)          1,200            1,200
Florida Board of Educ. Capital Outlay                          5.25%    1/1/2009            11,065           11,906
Florida Board of Educ. Capital Outlay                          5.25%    1/1/2010            15,775           16,850
Florida Board of Educ. Capital Outlay                          5.25%    6/1/2013             3,845            4,154
Florida Board of Educ. Capital Outlay                          6.00%    6/1/2006             6,605            7,309

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Florida Board of Educ. Capital Outlay                          6.00%    6/1/2011            $4,530       $    5,126
Florida Board of Educ. Capital Outlay                          6.50%    6/1/2005             5,000            5,516
Florida Board of Educ. Rev. (Lottery Rev.)                     5.25%    7/1/2010(3)          5,800            6,222
Florida Board of Educ. Rev. (Lottery Rev.)                     5.25%    7/1/2011(3)         10,840           11,548
Florida Board of Educ. Rev. (Lottery Rev.)                     5.25%    7/1/2012(3)         11,410           12,086
Florida Board of Educ. Rev. (Lottery Rev.)                    5.375%    7/1/2015(3)          5,000            5,302
Florida Board of Educ. Rev. (Lottery Rev.)                    5.375%    7/1/2017(3)          6,000            6,322
Florida Board of Educ. Rev. (Lottery Rev.)                     5.50%    7/1/2013(2)         10,875           11,876
Florida Board of Educ. Rev. (Lottery Rev.)                     5.50%    7/1/2013(3)          7,860            8,640
Florida Dept. of Enviromental Protection & Preservation Rev.   5.75%    7/1/2010(3)          3,615            4,041
Florida Dept. of Transp.                                       5.25%    7/1/2015             4,000            4,181
Florida Division Board Financial Dept. of General Services
 Systems Rev. (Dept. of Environmental Protection)              5.25%    7/1/2003(3)         18,350           19,027
Florida Division Board Financial Dept. of General Services
 Systems Rev. (Dept. of Environmental Protection)             5.375%    7/1/2013(1)          7,645           8,318
Florida Division Board Financial Dept. of General Services
 Systems Rev. (Dept. of Environmental  Protection)             6.00%    7/1/2002(1)(Prere.)  1,000            1,017
Florida Division Board Financial Dept. of General Services
 Systems Rev. (Dept. of Environmental Protection)              6.00%    7/1/2012(2)         11,500           13,157
Florida Muni. Power Agency Rev. (Stanton Project)              5.50%   10/1/2013(4)          3,905            4,268
Florida Turnpike Auth. Rev.                                    5.25%    7/1/2011(3)          2,185            2,330
Florida Turnpike Auth. Rev.                                    5.25%    7/1/2012(3)          7,560            8,018
Florida Turnpike Auth. Rev.                                    5.25%    7/1/2013(3)          7,755            8,166
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.    5.25%   10/1/2011(3)         10,415           10,942
Gulf Breeze FL Local Govt. Loan Program VRDO                   1.70%    5/2/2002(3)         11,300           11,300
Hillsborough County FL School Board COP                        5.50%    7/1/2014(1)          4,370            4,789
Lakeland FL Electric & Water Rev.                              6.05%   10/1/2012(4)         10,000           11,509
Lakeland FL Electric & Water Rev.                              6.30%   10/1/2003(4)          6,465            6,839
Lee County FL School Board COP                                 6.00%    8/1/2005(4)          4,175            4,565
Orlando FL Util. Comm. Water & Electric Rev.                   5.25%   10/1/2013            10,000           10,803
Palm Beach County FL School Board                              6.00%    8/1/2005(2)          6,115            6,690
Palm Beach County FL School Board                              6.00%    8/1/2006(2)          6,480            7,195
Palm Beach County FL Solid Waste Auth. Rev.                    5.25%   10/1/2003(2)          7,760            8,093
Palm Beach County FL Solid Waste Auth. Rev.                    5.25%   10/1/2003(2)(ETM)     1,240            1,294
Tallahassee FL Health Fac. Rev. (Tallahassee Memorial
 Healthcare, Inc.)                                             6.25%   12/1/2020            10,000           10,294
Tampa FL Health System Rev. (Catholic Healthcare East)         5.25%  11/15/2011(1)          3,000            3,189
                                                                                                  -----------------
                                                                                                            426,366
                                                                                                  -----------------
GEORGIA (4.1%)
Atlanta GA Airport Fac. Rev.                                   0.00%    1/1/2010(1)         43,135           28,869
Atlanta GA Airport Fac. Rev.                                  5.875%    1/1/2015(3)         11,930           12,987
Atlanta GA Airport Fac. Rev.                                  5.875%    1/1/2016(3)          5,000            5,423
Atlanta GA Airport Fac. Rev.                                   6.00%    1/1/2011(3)          7,000            7,695
Atlanta GA Airport Fac. Rev.                                  6.125%    1/1/2012(3)          7,500            8,305
Atlanta GA Airport Fac. Rev.                                   6.25%    1/1/2014(3)          5,000            5,525
Atlanta GA Water & Wastewater Rev.                             5.50%   11/1/2010(3)         10,000           11,057
Atlanta GA Water & Wastewater Rev.                             5.50%   11/1/2011(3)         10,000           11,051
Atlanta GA Water & Wastewater Rev. VRDO                        1.70%    5/2/2002            16,010           16,010
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle) PUT                          4.45%   12/1/2008            37,375           37,866
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                 1.65%    5/8/2002(3)(Prere.) 12,300           12,300

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Fulton County GA COP                                           5.75%   11/1/2011(2)         $6,000       $    6,701
Fulton County GA COP                                           6.00%   11/1/2012(2)          5,985            6,745
Fulton County GA COP                                           6.00%   11/1/2013(2)          6,325            7,090
Fulton County GA COP                                           6.00%   11/1/2014(2)          4,675            5,212
Fulton County GA School Dist. GO                              6.375%    5/1/2010            15,000           17,206
Georgia GO                                                     5.25%    7/1/2013             5,000            5,357
Georgia GO                                                     5.70%    7/1/2011             4,470            5,019
Georgia GO                                                     5.75%    9/1/2011             2,500            2,821
Georgia GO                                                     6.25%    4/1/2006            12,200           13,560
Georgia GO                                                     6.25%    8/1/2010             7,800            9,017
Georgia GO                                                     6.30%    3/1/2007            15,000           16,862
Georgia GO                                                     6.50%   12/1/2003             5,000            5,337
Georgia GO                                                     6.50%    7/1/2005             5,000            5,533
Georgia GO                                                     6.75%    8/1/2007             6,100            7,039
Georgia GO                                                     6.75%    9/1/2010             8,000            9,521
Georgia GO                                                     7.00%   11/1/2004             5,000            5,535
Georgia GO                                                     7.00%   11/1/2005            15,670           17,738
Georgia GO                                                     7.00%   11/1/2006            16,780           19,366
Georgia GO                                                     7.00%   11/1/2007            17,960           21,010
Georgia GO                                                     7.10%    9/1/2009             3,400            4,076
Georgia GO                                                     7.25%    7/1/2004             3,500            3,846
Georgia GO                                                     7.25%    9/1/2005             3,630            4,116
Georgia GO                                                     7.25%    9/1/2006             7,860            9,111
Georgia GO                                                     7.40%    8/1/2007            11,200           13,241
Georgia GO                                                     7.40%    8/1/2008             5,900            7,080
Georgia GO                                                     7.45%    1/1/2010             4,000            4,874
Georgia Muni. Electric Power Auth. Rev.                        6.30%    1/1/2005(1)          7,775            8,400
Georgia Road & Tollway Auth. Rev.
 (Governors Transp. Choices)                                  5.375%    3/1/2014             9,385           10,116
Georgia Road & Tollway Auth. Rev.
 (Governors Transp. Choices)                                  5.375%    3/1/2015             8,775            9,394
Georgia Road & Tollway Auth. Rev.
 (Governors Transp. Choices)                                  5.375%    3/1/2016             9,000            9,554
Monroe County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.)                                      6.65%    1/1/2008(1)          9,220           10,558
                                                                                                  -----------------
                                                                                                            438,123
                                                                                                  -----------------
HAWAII (3.4%)
Hawaii Airport System Rev.                                     5.75%    7/1/2010(3)         10,780           11,700
Hawaii Airport System Rev.                                     5.75%    7/1/2013(3)         23,000           24,674
Hawaii Airport System Rev.                                     5.75%    7/1/2014(3)         12,510           13,325
Hawaii Airport System Rev.                                     5.75%    7/1/2015(3)         19,450           20,628
Hawaii Airport System Rev.                                     5.95%    7/1/2003(1)          2,590            2,702
Hawaii Airport System Rev.                                     6.05%    7/1/2004(1)          3,145            3,330
Hawaii Airport System Rev.                                     6.15%    7/1/2005(1)         10,735           11,316
Hawaii Airport System Rev.                                     6.25%    7/1/2006(1)          5,000            5,307
Hawaii Airport System Rev.                                    6.375%    7/1/2012(3)          9,140           10,283
Hawaii Airport System Rev.                                     6.90%    7/1/2012            20,195           23,685
Hawaii GO                                                      5.00%    2/1/2004            10,000           10,278
Hawaii GO                                                      5.00%    2/1/2005             6,650            6,829
Hawaii GO                                                     5.125%    2/1/2006            11,605           11,932
Hawaii GO                                                      5.25%    4/1/2003(1)          5,000            5,150
Hawaii GO                                                     5.375%    8/1/2012(3)         28,690           30,999

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Hawaii GO                                                     5.375%    8/1/2013(3)        $31,295       $   33,567
Hawaii GO                                                     5.375%    8/1/2014(3)         29,635           31,532
Hawaii GO                                                     5.625%    9/1/2012(4)          5,000            5,449
Hawaii GO                                                      5.75%    4/1/2008(1)          4,005            4,433
Hawaii GO                                                      5.75%   10/1/2011(1)          2,210            2,452
Hawaii GO                                                      5.75%   10/1/2012(1)          2,130            2,348
Hawaii GO                                                     5.875%   10/1/2010(1)(Prere.)  2,000            2,261
Hawaii GO                                                      6.00%   12/1/2009(3)          3,550            4,030
Hawaii GO                                                      6.00%   11/1/2010(4)         10,000           11,376
Hawaii GO                                                      6.40%    3/1/2007             5,555            6,232
Honolulu HI City & County GO                                  5.125%    7/1/2010(3)         16,275           17,422
Honolulu HI City & County GO                                  5.125%    7/1/2011(3)          5,000            5,314
Honolulu HI City & County GO                                   5.75%    1/1/2006                10               11
Honolulu HI City & County GO                                   5.75%    1/1/2006(ETM)        8,815            9,606
Honolulu HI City & County GO                                   6.00%    1/1/2008                 5                6
Honolulu HI City & County GO                                   6.00%    1/1/2008(ETM)        4,995            5,591
Honolulu HI City & County GO                                   8.00%   10/1/2009            26,940           33,739
Honolulu HI City & County GO                                   8.00%   10/1/2009(ETM)        3,620            4,573
                                                                                                  -----------------
                                                                                                            372,080
                                                                                                  -----------------
ILLINOIS (4.0%)
Chicago IL GO (City Colleges Improvement)                      0.00%   1/1/2012(3)          26,000           16,389
Chicago IL GO (City Colleges Improvement)                      0.00%   1/1/2013(3)          32,670           19,390
Chicago IL Housing Auth. Capital Project Rev.                 5.375%   7/1/2013              5,540            5,780
Chicago IL Housing Auth. Capital Project Rev.                 5.375%   7/1/2014             13,425           13,941
Chicago IL Housing Auth. Capital Project Rev.                 5.375%   7/1/2015              7,150            7,384
Chicago IL Housing Auth. Capital Project Rev.                 5.375%   7/1/2017             15,715           16,010
Chicago IL Metro. Water Reclamation Dist. GO                   5.85%  12/1/2003              6,355            6,714
Chicago IL Metro. Water Reclamation Dist. GO                   5.90%  12/1/2006              4,450            4,945
Chicago IL Metro. Water Reclamation Dist. GO                   6.05%  12/1/2009              3,000            3,411
Chicago IL Metro. Water Reclamation Dist. GO                   6.10%  12/1/2006              5,300            5,789
Chicago IL Metro. Water Reclamation Dist. GO                   6.25%  12/1/2005(Prere.)     15,000           16,706
Chicago IL Midway Airport Rev. VRDO                            1.75%   5/2/2002(1)           2,900            2,900
Chicago IL O'Hare International Airport Rev.                   5.50%   1/1/2008(2)          23,020           24,455
Chicago IL O'Hare International Airport Rev.                   5.50%   1/1/2009(2)          15,890           16,843
Chicago IL O'Hare International Airport Rev.                   5.50%   1/1/2014(2)          13,540           14,011
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                         5.80%    5/1/2007            63,000           33,009
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                        6.375%    5/1/2013             8,000            4,249
Chicago IL School Finance Auth. GO                             5.20%    6/1/2005(3)          3,000            3,125
Chicago IL School Finance Auth. GO                            5.375%    6/1/2008(3)          9,500            9,832
Chicago IL Water Rev.                                          5.50%   11/1/2003(2)          5,000            5,182
Chicago IL Water Rev.                                          5.50%   11/1/2013             3,595            3,873
Chicago IL Water Rev.                                          5.50%   11/1/2014(2)          3,200            3,425
Chicago IL Water Rev.                                          5.50%   11/1/2015(2)          4,035            4,290
Chicago IL Water Rev.                                          5.50%   11/1/2016             2,000            2,111
Cook County IL GO                                              5.75%  11/15/2003(3)          5,000            5,264
Illinois Dev. Finance Auth. PCR (Commonwealth Edison) PUT      4.40%   12/1/2006(2)         25,000           26,067
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management)                                            5.05%    1/1/2010             9,750            9,307
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management)                                            5.85%    2/1/2007            10,000           10,148

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Illinois GO                                                    6.25%   10/1/2002            $5,205       $    5,409
Illinois GO                                                    6.25%   10/1/2005               795              824
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)  5.25%    6/1/2010(1)          5,000            5,301
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)  5.25%    6/1/2011(1)          4,000            4,215
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)  5.25%    6/1/2012(1)          4,280            4,479
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. &
 Health Systems) VRDO                                          1.70%    5/2/2002(1)          8,500            8,500
Illinois Regional Transp. Auth. Rev.                           9.00%    6/1/2005(2)          5,220            6,111
Illinois Regional Transp. Auth. Rev.                           9.00%    6/1/2008(2)          6,840            8,707
Illinois Regional Transp. Auth. Rev.                           9.00%    6/1/2009(2)          4,255            5,523
Illinois Sales Tax Rev.                                       6.125%   6/15/2010(Prere.)     4,250            4,868
Illinois Sales Tax Rev.                                       6.125%   6/15/2014             6,850            7,620
Illinois Sales Tax Rev.                                        6.50%   6/15/2013             5,000            5,772
Metro. Pier & Exposition Auth. Illinois Dedicated
 Sales Tax Rev.                                                0.00%   6/15/2011(3)          7,780            5,087
Metro. Pier & Exposition Auth. Illinois Dedicated
 Sales Tax Rev.                                                0.00%  12/15/2022(1)         16,225            5,090
Metro. Pier & Exposition Auth. Illinois Dedicated
 Sales Tax Rev.                                                6.75%    6/1/2010(2)         25,000           29,275
Metro. Pier & Exposition Auth. Illinois Dedicated
 Sales Tax Rev.                                                7.25%   6/15/2005(2)          6,670            7,464
Metro. Pier & Exposition Auth. Illinois Dedicated
 Sales Tax Rev.                                                7.25%   6/15/2005(2)(ETM)     8,330            9,413
Metro. Pier & Exposition Auth. Illinois Dedicated
 Sales Tax Rev. (McCormick Place Expansion)                    0.00%   6/15/2019(3)         31,570           12,384
                                                                                                  -----------------
                                                                                                            430,592
                                                                                                  -----------------
INDIANA (0.2%)
Indiana Muni. Power Agency Rev.                               5.875%    1/1/2010(1)          4,500            5,015
St. Joseph County IN Educ. Fac. Rev.
 (Univ. of Notre Dame Du Lac Project) VRDO                     1.65%    5/2/2002            15,300           15,300
                                                                                                  -----------------
                                                                                                             20,315
                                                                                                  -----------------
KENTUCKY (1.5%)
Kentucky Property & Building Comm. Rev.                        5.25%   11/1/2008             2,500            2,664
Kentucky Property & Building Comm. Rev.                        5.25%    8/1/2013(4)         39,355           41,903
Kentucky Property & Building Comm. Rev.                        5.25%    8/1/2014(4)         28,895           30,518
Kentucky Property & Building Comm. Rev.                        5.25%    8/1/2015(4)         25,205           26,426
Kentucky Property & Building Comm. Rev.                       5.375%   10/1/2013             5,000            5,372
Kentucky Property & Building Comm. Rev.                        5.50%    9/1/2003             8,000            8,248
Kentucky Property & Building Comm. Rev.                        5.50%    8/1/2012(4)         10,000           11,056
Kentucky Property & Building Comm. Rev.                        5.60%    9/1/2004(Prere.)     3,000            3,096
Kentucky Property & Building Comm. Rev.                        5.70%    9/1/2005(Prere.)     7,350            7,584
Kentucky Property & Building Comm. Rev.                        5.75%   10/1/2010(Prere.)     6,135            6,891
Kentucky Property & Building Comm. Rev.                        5.75%   10/1/2013             3,500            3,837
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                      5.50%    7/1/2007(4)          4,315            4,722
Louisville & Jefferson County KY Regional Airport Auth.
 Airport System Rev.                                           5.75%    7/1/2012(4)          4,495            4,897
Louisville & Jefferson County KY Regional Airport Auth.
 Airport System Rev.                                           5.75%    7/1/2013(4)          4,755            5,139
Louisville & Jefferson County KY Regional Airport Auth.
 Special Fac. (UPS Worldwide Forwarding) VRDO                  1.65%    5/2/2002             3,000            3,000
                                                                                                  -----------------
                                                                                                            165,353
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
LOUISIANA (1.3%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.     6.75%   12/1/2002(3)(Prere.) $2,925       $    3,012
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.     6.75%   12/1/2006(3)          6,530            6,706
Louisiana GO                                                   5.25%   4/15/2011(4)         11,395           12,134
Louisiana GO                                                   5.50%   5/15/2012(3)         12,660           13,818
Louisiana GO                                                   5.50%   5/15/2013(3)          5,345            5,796
Louisiana GO                                                   5.75%  11/15/2012(3)         17,865           19,754
Louisiana GO                                                   5.75%  11/15/2013(3)         18,825           20,674
Louisiana GO                                                   5.75%  11/15/2014(3)          8,500            9,278
Louisiana GO                                                   6.25%   4/15/2005(3)          6,455            7,055
Louisiana GO                                                   7.75%    8/1/2006(1)         10,970           12,897
Louisiana Public Fac. Auth. Hosp. Rev.
 (Franciscan Missionaries)                                    5.375%    7/1/2011(1)          4,990            5,302
St. Charles Parish LA PCR (Entergy Inc.) PUT                   5.35%   10/1/2003            24,000           24,303
                                                                                                  -----------------
                                                                                                            140,729
                                                                                                  -----------------
MARYLAND (0.3%)
Maryland GO                                                    5.50%   7/15/2014            18,390           20,339
Maryland GO                                                    5.50%    3/1/2016             8,035            8,803
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                           6.625%    7/1/2020             4,000            4,325
                                                                                                  -----------------
                                                                                                             33,467
                                                                                                  -----------------
MASSACHUSETTS (7.2%)
Boston MA Water & Sewer Comm. Rev.                             5.75%   11/1/2013             5,785            6,387
Chelsea MA GO                                                  5.50%   6/15/2008(2)          4,635            5,103
Chelsea MA GO                                                  5.50%   6/15/2009(2)          3,000            3,312
Chelsea MA GO                                                  5.50%   6/15/2011(2)          5,000            5,420
Chelsea MA GO                                                  5.50%   6/15/2012(2)          5,000            5,392
Massachusetts Bay Transp. Auth. Rev.                          5.125%    3/1/2012             5,820            6,124
Massachusetts Bay Transp. Auth. Rev.                           7.00%    3/1/2009             8,880           10,488
Massachusetts Dev. Finance Agency Resource Recovery Rev.
 (SeMass System)                                              5.625%    1/1/2013(1)         11,670           12,813
Massachusetts Dev. Finance Agency Resource Recovery Rev.
 (SeMass System)                                              5.625%    1/1/2014(1)          7,340            7,999
Massachusetts Dev. Finance Agency Resource Recovery Rev.
 (SeMass System)                                              5.625%    1/1/2015(1)          8,310            8,999
Massachusetts Dev. Finance Agency Resource Recovery Rev.
 (SeMass System)                                              5.625%    1/1/2016(1)          3,500            3,763
Massachusetts Dev. Finance Agency Rev.
 (Brooks School) VRDO                                          1.65%    5/2/2002(1)            600              600
Massachusetts Dev. Finance Agency Rev.
 (Smith College) VRDO                                          1.50%    5/2/2002             4,400            4,400
Massachusetts GAN                                             5.125%   6/15/2010            10,755           11,516
Massachusetts GAN                                             5.125%  12/15/2010             5,000            5,354
Massachusetts GAN                                             5.125%   6/15/2011             8,555            9,089
Massachusetts GAN                                             5.125%  12/15/2012             5,000            5,272
Massachusetts GAN                                             5.125%   6/15/2013             5,000            5,232
Massachusetts GAN                                              5.25%   6/15/2010            23,675           25,520
Massachusetts GAN                                              5.25%  12/15/2010            26,275           28,323
Massachusetts GAN                                              5.25%   6/15/2011            15,000           16,052
Massachusetts GAN                                              5.25%  12/15/2011            14,820           15,859
Massachusetts GAN                                              5.75%   6/15/2011            20,000           22,284

48

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Massachusetts GAN                                              5.75%    6/15/2012          $11,280       $   12,482
Massachusetts GAN                                              5.75%   6/15/2013            10,000           10,990
Massachusetts GO                                               4.00%    9/1/2003            52,670           53,861
Massachusetts GO                                              5.125%   11/1/2006(Prere.)    10,500           11,463
Massachusetts GO                                               5.50%    2/1/2011            17,575           18,326
Massachusetts GO                                               5.50%    2/1/2011(1)         10,000           10,424
Massachusetts GO                                               5.75%    6/1/2010(Prere.)    16,000           17,941
Massachusetts GO                                               6.00%   11/1/2010             5,000            5,695
Massachusetts GO                                               6.00%    2/1/2011             5,450            6,144
Massachusetts GO                                               7.50%    6/1/2004             3,975            4,203
Massachusetts GO VRDO                                          1.60%    5/2/2002             6,600            6,600
Massachusetts GO VRDO                                          1.65%    5/2/2002             2,500            2,500
Massachusetts GO VRDO                                          1.70%    5/2/2002            25,200           25,200
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                       5.25%    7/1/2009(1)          4,215            4,524
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                       5.25%    7/1/2010(1)          4,440            4,725
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                       5.25%    7/1/2011(1)          4,670            4,939
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston Medical Center)                                       5.25%    7/1/2012(1)          1,850            1,943
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.25%    7/1/2006             6,400            6,518
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.25%    7/1/2007             5,390            5,461
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.25%    7/1/2008             5,030            5,051
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.875%    7/1/2008             6,140            6,349
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             6.50%    7/1/2012            10,000           10,547
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Univ.) VRDO                                          1.55%    5/2/2002             1,200            1,200
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard Univ.) VRDO                                          1.55%    5/8/2002               100              100
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Partners Healthcare System)                                  5.25%    7/1/2003(4)          3,725            3,852
Massachusetts Ind. Finance Agency Resource Recovery Rev.
 (Refusetech Inc.)                                             6.15%    7/1/2002             4,560            4,586
Massachusetts Ind. Finance Agency Resource Recovery Rev.
 (Refusetech Inc.)                                             6.30%    7/1/2005            30,250           31,686
Massachusetts Ind. Finance Agency Rev.
 (BioMed Research Corp.)                                       0.00%    8/1/2004             9,480            8,887
Massachusetts Muni. Wholesale Electric Co.
 Power System Rev.                                             5.25%    7/1/2012(1)         22,865           24,424
Massachusetts Muni. Wholesale Electric Co.
 Power System Rev.                                             5.25%    7/1/2013(1)         20,000           21,224
Massachusetts Port Auth. Rev. (United Airlines) PUT            5.75%   10/1/2007            35,250           19,499
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                         5.50%    1/1/2012(2)          7,000            7,447
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                         5.50%    1/1/2013(2)          6,730            7,091

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                         5.50%    1/1/2014(2)         $6,040       $    6,307
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                         5.50%    1/1/2015(2)          4,000            4,148
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                         5.50%    1/1/2016(2)          6,000            6,186
Massachusetts Water Pollution Abatement Trust                 5.125%    8/1/2009             3,000            3,233
Massachusetts Water Pollution Abatement Trust                 5.125%    8/1/2011             5,000            5,302
Massachusetts Water Pollution Abatement Trust                 5.125%    8/1/2014             2,500            2,594
Massachusetts Water Pollution Abatement Trust                  5.25%    8/1/2011               830              885
Massachusetts Water Pollution Abatement Trust                  5.25%    8/1/2011(ETM)        6,475            7,038
Massachusetts Water Pollution Abatement Trust                  5.25%    8/1/2012               295              313
Massachusetts Water Pollution Abatement Trust                  6.00%    8/1/2010             5,000            5,648
Massachusetts Water Pollution Abatement Trust                  6.00%    8/1/2011             4,150            4,652
Massachusetts Water Pollution Abatement Trust                  6.00%    8/1/2012             6,455            7,188
Massachusetts Water Pollution Abatement Trust                  6.00%    8/1/2013             5,000            5,548
Massachusetts Water Resources Auth. Rev.                       5.25%    3/1/2007             5,000            5,168
Massachusetts Water Resources Auth. Rev.                       5.25%    3/1/2009             7,175            7,391
Massachusetts Water Resources Auth. Rev.                       5.50%   11/1/2007            12,860           13,322
Massachusetts Water Resources Auth. Rev.                       6.50%   7/15/2010            30,220           35,390
Massachusetts Water Resources Auth. Rev.                       6.50%   7/15/2019            37,515           44,387
Massachusetts Water Resources Auth. Rev. VRDO                  1.65%    5/8/2002(2)          4,200            4,200
Massachusetts Water Resources Auth. Rev. VRDO                  1.65%    5/8/2002(3)         17,850           17,850
                                                                                                  -----------------
                                                                                                            777,933
                                                                                                  -----------------
MICHIGAN (3.2%)
Detroit MI GO                                                  5.90%    5/1/2003(2)          9,490            9,857
Detroit MI Sewage Disposal System VRDO                         1.70%    5/2/2002(3)         12,000           12,000
Detroit MI Sewer System Rev.                                   0.00%    7/1/2016(3)          7,500            3,619
Detroit MI Sewer System Rev.                                   5.25%    7/1/2015(1)          4,000            4,108
Greater Detroit MI Resource Recovery Auth.                     5.50%  12/13/2004(2)          7,505            8,028
Greater Detroit MI Resource Recovery Auth.                     6.25%  12/13/2005(2)         17,205           18,998
Greater Detroit MI Resource Recovery Auth.                     6.25%  12/13/2006(2)         22,475           25,153
Greater Detroit MI Resource Recovery Auth.                     6.25%  12/13/2007(2)         11,070           12,485
Michigan Building Auth. Rev.                                   4.75%  10/15/2013            15,000           15,216
Michigan Building Auth. Rev.                                   5.25%  10/15/2010             3,485            3,747
Michigan Building Auth. Rev.                                   5.25%  10/15/2013             2,500            2,629
Michigan Building Auth. Rev.                                  5.375%  10/15/2010             5,880            6,299
Michigan Building Auth. Rev.                                   5.50%  10/15/2012            15,135           16,546
Michigan Building Auth. Rev.                                   5.50%  10/15/2013            12,010           13,043
Michigan Building Auth. Rev.                                   5.50%  10/15/2014            10,000           10,779
Michigan Building Auth. Rev.                                   5.50%  10/15/2015             5,000            5,354
Michigan Building Auth. Rev.                                   6.00%  10/15/2007             9,000           10,094
Michigan GO                                                    5.50%   11/1/2013             5,120            5,504
Michigan GO                                                    5.50%   11/1/2014             5,395            5,771
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                             5.30%   10/1/2011            10,840           11,583
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                            5.375%   10/1/2013             4,000            4,229
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                             5.50%   10/1/2006             3,340            3,653
Michigan Hosp. Finance Auth. Rev.
 (Genesys Regional Medical Center)                             5.50%   10/1/2007             3,910            4,297

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                  5.75%   10/1/2011           $10,390       $   11,642
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                 5.875%   10/1/2012             7,680            8,621
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                 5.875%   10/1/2013            10,740           11,983
Michigan Public Power Agency Rev. (Belle River)                5.30%    1/1/2005            13,075           13,527
Michigan Public Power Agency Rev. (Belle River)               5.375%    1/1/2006            13,790           14,247
Michigan Public Power Agency Rev. (Belle River)                5.50%    1/1/2007            14,545           15,010
Michigan Public Power Agency Rev. (Belle River)                5.50%    1/1/2008             9,360            9,644
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO       1.70%    5/2/2002             2,900            2,900
Univ. of Michigan Hosp. Rev. VRDO                              1.70%    5/2/2002             7,300            7,300
Wayne Charter County MI Airport Rev.                           5.25%   12/1/2010(1)         12,000           12,611
Wayne Charter County MI Airport Rev.                           5.25%   12/1/2011(1)         10,845           11,322
Wayne Charter County MI Airport Rev.                           5.25%   12/1/2012(1)         15,270           15,870
                                                                                                  -----------------
                                                                                                            347,669
                                                                                                  -----------------
MINNESOTA (0.4%)
Minnesota GO                                                  5.375%   11/1/2008            12,630           13,867
Northern Minnesota Muni. Power Agency
 Electric System Rev.                                          5.25%    1/1/2012(4)          6,000            6,422
Western Minnesota Muni. Power Agency                          5.375%    1/1/2008(2)          5,645            6,067
Western Minnesota Muni. Power Agency                           5.50%    1/1/2010(2)         14,045           14,980
                                                                                                  -----------------
                                                                                                             41,336
                                                                                                  -----------------
MISSISSIPPI (1.2%)
Jackson County MS Port Fac. (Chevron USA Inc.) VRDO            1.65%    5/2/2002            17,625           17,625
Mississippi GO                                                 5.25%    5/1/2005(Prere.)     5,805            6,196
Mississippi GO                                                 5.25%   12/1/2010             8,800            9,566
Mississippi GO                                                 5.50%   12/1/2016             7,435            8,090
Mississippi GO                                                 5.50%   12/1/2017             4,000            4,332
Mississippi GO                                                 5.75%   11/1/2010(Prere.)     7,860            8,855
Mississippi GO                                                 5.75%   11/1/2011             9,870           11,056
Mississippi GO                                                 5.75%   12/1/2011             6,000            6,748
Mississippi GO                                                 5.75%   11/1/2012            10,365           11,571
Mississippi GO                                                 6.00%   12/1/2006             6,380            7,126
Mississippi GO                                                 6.00%   11/1/2009(Prere.)    18,950           21,623
Mississippi GO                                                 6.50%    5/1/2003             4,285            4,476
Mississippi GO                                                 6.50%    9/1/2006             5,125            5,798
Mississippi GO                                                 7.00%    5/1/2005             4,840            5,393
                                                                                                  -----------------
                                                                                                            128,455
                                                                                                  -----------------
MISSOURI (0.6%)
Missouri Environmental Improvement &
 Energy Resource Auth. Water PCR                               5.50%    7/1/2012             4,190            4,629
Missouri Environmental Improvement &
 Energy Resource Auth. Water PCR                               5.50%    7/1/2013             5,250            5,784
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Anthony's Medical Center)                               6.125%   12/1/2019             2,500            2,605
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal - Presbyterian Hosp.)                   5.50%   12/1/2012(4)          3,365            3,670
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal - Presbyterian Hosp.)                   5.50%   12/1/2013(4)          3,580            3,877
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal - Presbyterian Hosp.)                   5.50%   12/1/2014(4)         3,780             4,052

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Missouri Highways & Transp. Comm. Road Rev.                   5.625%    2/1/2012            $5,000       $    5,513
Missouri Highways & Transp. Comm. Road Rev.                   5.625%    2/1/2013             3,000            3,289
Missouri Highways & Transp. Comm. Road Rev.                   5.625%    2/1/2014             3,430            3,737
Missouri Highways & Transp. Comm. Road Rev.                   5.625%    2/1/2016             2,000            2,154
St. Louis MO Airport Rev. Airport Dev. Program                5.625%    7/1/2013(1)         11,560           12,537
St. Louis MO Airport Rev. Airport Dev. Program                5.625%    7/1/2014(1)         10,260           11,047
St. Louis MO Airport Rev. Airport Dev. Program                5.625%    7/1/2015(1)          5,000            5,353
                                                                                                  -----------------
                                                                                                             68,247
                                                                                                  -----------------
MONTANA (0.1%)
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                            5.25%   12/1/2009(1)          3,330            3,590
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)                             5.25%   12/1/2010(1)          2,445            2,614
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                            5.25%   12/1/2011(1)          4,980            5,291
Montana Health Fac. Auth. Rev.
 (Sisters of Charity Health System)                            5.25%   12/1/2012(1)          2,725            2,875
                                                                                                  -----------------
                                                                                                             14,370
                                                                                                  -----------------
NEBRASKA (1.2%)
Nebraska Public Power Dist. Rev.                               5.25%    1/1/2010(1)         26,500           28,292
Nebraska Public Power Dist. Rev.                               5.25%    1/1/2011(1)         10,000           10,614
Nebraska Public Power Dist. Rev.                               5.25%    1/1/2012(1)          5,000            5,276
Nebraska Public Power Dist. Rev.                               5.25%    1/1/2013(1)         51,565           54,116
Nebraska Public Power Dist. Rev.                               5.60%    7/1/2003            13,175           13,514
Omaha NE Public Power Dist. Electric Rev.                      5.30%    2/1/2005             9,725           10,340
Omaha NE Public Power Dist. Electric Rev.                      5.50%    2/1/2007             5,000            5,445
                                                                                                  -----------------
                                                                                                            127,597
                                                                                                  -----------------
NEVADA (2.9%)
Clark County NV Airport Improvement Rev.                       5.25%   7/1/2012(1)           4,225            4,442
Clark County NV Airport Improvement Rev.                      5.375%   7/1/2010(1)           8,470            9,076
Clark County NV Airport Improvement Rev.
 (Las Vegas McCarran International Airport) VRDO               1.65%    5/8/2002LOC         34,400           34,400
Clark County NV GO                                             5.50%    6/1/2012(3)          6,365            6,732
Clark County NV GO                                             5.60%    6/1/2013(3)          7,175            7,591
Clark County NV GO                                            5.625%    6/1/2014(3)          7,450            7,857
Clark County NV GO                                             7.50%    6/1/2006(2)          3,575            4,145
Clark County NV GO                                             7.50%    6/1/2007(2)          9,550           11,278
Clark County NV GO                                             7.50%    6/1/2009(2)          6,825            8,286
Clark County NV GO                                             8.00%    6/1/2008(2)          9,875           12,095
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran
 International Airport)                                       5.375%    7/1/2010(1)          6,435            6,913
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran
 International Airport)                                       5.375%    7/1/2011(1)          9,445           10,083
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran
 International Airport)                                       5.375%    7/1/2012(1)          8,295            8,800
Clark County NV Passenger Fac. Rev. (Las Vegas McCarran
 International Airport)                                        6.00%    7/1/2002(2)(Prere.)  1,000            1,027
Clark County NV School Dist. GO                               5.375%    5/1/2006(3)          3,740            3,883
Clark County NV School Dist. GO                               5.375%    5/1/2007(3)          9,195            9,546
Clark County NV School Dist. GO                                5.50%   6/15/2010(3)         16,325           17,527
Clark County NV School Dist. GO                                5.60%   6/15/2006(3)(Prere.)  9,640           10,623
Clark County NV School Dist. GO                               5.625%   6/15/2007(3)(Prere.) 10,000           11,103

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Clark County NV School Dist. GO                                5.70%   6/15/2005(1)(Prere.)$10,825       $   11,826
Clark County NV School Dist. GO                               5.875%   6/15/2005(1)(Prere.) 23,760           26,081
Clark County NV School Dist. GO                                5.90%   6/15/2006(3)         10,000           11,135
Las Vegas NV Convention & Visitors Auth.                       6.00%    7/1/2011(2)         10,000           11,184
Las Vegas NV Convention & Visitors Auth.                       6.00%    7/1/2012(2)          5,000            5,559
Las Vegas NV Convention & Visitors Auth.                       6.00%    7/1/2014(2)          4,500            4,957
Nevada GO                                                      5.25%   5/15/2010             8,555            9,067
Nevada GO                                                      5.25%   5/15/2011            16,455           17,332
Nevada GO                                                      5.25%   5/15/2012             7,300            7,642
Nevada GO                                                      6.00%   5/15/2010             6,680            7,537
Truckee Meadows NV Water Auth. Rev.                            5.50%    7/1/2012(4)          5,335            5,816
Truckee Meadows NV Water Auth. Rev.                            5.50%    7/1/2013(4)          4,790            5,187
Washoe County NV Hosp. Medical Center                          6.00%    6/1/2009(2)          6,310            6,817
                                                                                                  -----------------
                                                                                                            315,547
                                                                                                  -----------------
NEW HAMPSHIRE (0.7%)
New Hampshire Business Finance Auth. PCR
 (Public Service Co. of New Hampshire)                         6.00%    5/1/2021            47,400           47,003
New Hampshire Business Finance Auth. PCR
 (United Illuminating) PUT                                     4.55%    2/1/2004            15,000           15,168
New Hampshire IDA                                              5.90%    8/1/2018             7,000            7,000
                                                                                                  -----------------
                                                                                                             69,171
                                                                                                  -----------------
NEW JERSEY (7.2%)
Camden County NJ Muni. Util. Auth. Rev.                        0.00%    9/1/2002(3)         18,545           18,424
Camden County NJ Muni. Util. Auth. Rev.                        0.00%    9/1/2003(3)         18,545           17,968
Essex County NJ Solid Waste Util. Auth.                        5.50%    4/1/2011(4)(Prere.)  3,000            3,313
Gloucester County NJ Improvement Auth.
 Solid Waste Resource Rev.                                     6.85%   12/1/2029             4,000            4,359
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.        5.70%    7/1/2005(1)(Prere.)  6,330            6,879
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.        5.80%    7/1/2004(1)(Prere.) 21,800           23,736
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.       5.875%    7/1/2004(1)(Prere.)  6,000            6,543
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.        7.00%    7/1/2003(1)         26,195           27,641
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)             5.50%    5/1/2008(4)         10,520           11,523
New Jersey GO                                                  5.25%    7/1/2012             9,750           10,539
New Jersey GO                                                  5.25%    7/1/2014            25,000           26,862
New Jersey GO                                                  5.25%    7/1/2015            50,000           53,512
New Jersey GO                                                  5.50%    8/1/2011             3,500            3,846
New Jersey GO                                                  6.00%   7/15/2006             3,300            3,657
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                    5.25%    7/1/2010(1)          8,050            8,651
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                    5.25%    7/1/2011(1)          8,230            8,790
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                    5.25%    7/1/2012(1)          2,000            2,120
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                    5.25%    7/1/2014(1)          2,850            2,985
New Jersey Highway Auth. Rev. (Garden State Parkway)           5.50%    1/1/2011(3)         10,000           10,982
New Jersey Sports & Exposition Auth. Rev.                      6.50%    3/1/2006             3,955            4,052
New Jersey Sports & Exposition Auth. Rev.                      6.50%    3/1/2007             2,930            3,002
New Jersey Transp. Corp. COP                                   5.25%   9/15/2004(2)          4,000            4,246
New Jersey Transp. Corp. COP                                   5.50%   9/15/2010(2)         12,500           13,813
New Jersey Transp. Corp. COP                                   5.50%   9/15/2011(2)         45,000           49,787
New Jersey Transp. Corp. COP                                   5.75%   9/15/2013(2)         25,000           27,526

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
New Jersey Transp. Corp. COP                                   5.75%   9/15/2014(2)        $28,470       $   31,178
New Jersey Transp. Trust Fund Auth. Rev.                       5.50%   6/15/2011(1)          4,250            4,534
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%  12/15/2004(1)          4,000            4,343
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%   6/15/2005(2)         11,310           12,316
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%   6/15/2007(Prere.)    37,000           42,096
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%   6/15/2008            34,660           38,863
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%  12/15/2014            30,000           33,782
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%  12/15/2015            30,000           33,631
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%  12/15/2016            20,000           22,355
New Jersey Transp. Trust Fund Auth. Rev.                       6.50%   6/15/2005(2)          5,000            5,516
New Jersey Transp. Trust Fund Auth. Rev.                       6.50%   6/15/2011(1)         20,000           23,593
New Jersey Transp. Trust Fund Auth. Rev.                       7.00%   6/15/2012(1)         20,000           24,576
New Jersey Turnpike Auth. Rev.                                 4.75%    1/1/2006(ETM)        6,915            7,133
New Jersey Turnpike Auth. Rev.                                5.625%    1/1/2015(1)          8,215            8,830
New Jersey Turnpike Auth. Rev.                                 5.75%    1/1/2010(1)         35,220           39,229
New Jersey Turnpike Auth. Rev.                                 5.90%    1/1/2003(2)          3,000            3,070
New Jersey Turnpike Auth. Rev.                                 5.90%    1/1/2004(2)         12,920           13,222
New Jersey Turnpike Auth. Rev.                                 6.50%    1/1/2009(2)         50,000           57,471
New Jersey Turnpike Auth. Rev. VRDO                            1.60%    5/8/2002(3) LOC      7,800            7,800
Rutgers State Univ. NJ                                         6.40%    5/1/2013             4,675            5,393
Rutgers State Univ. NJ VRDO                                    1.50%    5/2/2002             6,700            6,700
                                                                                                  -----------------
                                                                                                            780,387
                                                                                                  -----------------
NEW MEXICO (0.3%)
Hurley NM PCR (Kennecott Santa Fe Corp.
 Project British Petroleum) VRDO                               1.65%    5/2/2002             4,000            4,000
New Mexico Highway Comm. Tax Rev.                              5.75%   6/15/2012            16,310           17,940
New Mexico Highway Comm. Tax Rev.                              6.00%   6/15/2011            12,780           14,386
                                                                                                  -----------------
                                                                                                             36,326
                                                                                                  -----------------
NEW YORK (10.1%)
Long Island NY Power Auth. Electric System Rev.               5.125%    4/1/2012(1)         25,195           26,507
Long Island NY Power Auth. Electric System Rev.                5.50%   12/1/2009(2)          6,000            6,633
Metro. New York Transp. Auth. Rev. (Commuter Fac.)             5.00%    7/1/2011(1)         16,625           17,561
Metro. New York Transp. Auth. Rev. (Commuter Fac.)             5.00%    7/1/2013(1)         18,000           18,798
Metro. New York Transp. Auth. Rev. (Commuter Fac.)             5.00%    7/1/2014(2)          7,770            8,071
Metro. New York Transp. Auth. Rev. (Commuter Fac.)             5.60%    7/1/2011             4,755            5,163
Metro. New York Transp. Auth. Rev. (Commuter Fac.)            5.625%    7/1/2012             4,805            5,200
Metro. New York Transp. Auth. Rev. (Commuter Fac.)             5.75%    7/1/2013             4,880            5,297
Metro. New York Transp. Auth. Rev. (Commuter Fac.)            5.875%    7/1/2014             5,000            5,443
Metro. New York Transp. Auth. Rev. (Commuter Fac.)             6.10%    7/1/2007(1)          3,625            4,105
Metro. New York Transp. Auth. Rev. (Commuter Fac.)             6.10%    7/1/2008(1)          1,100            1,256
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)   5.25%    4/1/2013(3)         11,755           12,487
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)   5.50%    4/1/2015(1)          4,500            4,767
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              0.00%    7/1/2011            21,200           14,009
Metro. New York Transp. Auth. Rev. (Transp. Fac.)             5.125%    7/1/2012(4)         10,765           11,498
Metro. New York Transp. Auth. Rev. (Transp. Fac.)             5.125%    7/1/2013(4)         16,455           17,432
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              5.20%    7/1/2005(2)          5,760            6,198
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              5.25%    7/1/2009(4)         20,000           21,949
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              5.25%    7/1/2010(4)          2,575            2,807
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              5.40%    7/1/2003             5,860            6,093
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              5.50%    7/1/2012(4)          5,000            5,437
Metro. New York Transp. Auth. Rev. (Transp. Fac.)             5.875%    7/1/2014             6,285            6,841
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              7.00%    7/1/2009(2)         10,000           12,026

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Muni. Assistance Corp. for New York City NY                    6.00%    7/1/2006            $7,000       $    7,768
Muni. Assistance Corp. for New York City NY                    6.00%    7/1/2008            10,000           11,246
Muni. Assistance Corp. for New York City NY                    6.25%    7/1/2005             5,000            5,500
Nassau County NY GO                                            5.00%    9/1/2011(3)          7,550            7,992
Nassau County NY GO                                            5.00%    9/1/2012(3)          6,720            7,056
Nassau County NY GO                                            5.00%    9/1/2013(3)          5,730            5,963
Nassau County NY GO                                            7.00%    3/1/2004             7,500            7,976
New York City NY GO                                            5.25%    8/1/2011(1)          7,000            7,408
New York City NY GO                                            5.25%   8/15/2010(1)          5,000            5,346
New York City NY GO                                            5.70%    8/1/2007             9,800           10,666
New York City NY GO                                           5.875%   8/15/2012(3)          7,000            7,526
New York City NY GO                                            5.90%    8/1/2009             6,125            6,607
New York City NY GO                                            5.90%    8/1/2010             4,750            5,092
New York City NY GO                                            6.00%    8/1/2011             5,600            5,991
New York City NY GO                                            6.00%    8/1/2012             4,000            4,262
New York City NY GO                                           6.375%    8/1/2004             3,835            3,934
New York City NY GO                                           6.375%    8/1/2004(Prere.)       150              154
New York City NY GO                                            7.00%    2/1/2005               400              408
New York City NY GO                                            7.00%    8/1/2005             6,500            7,235
New York City NY GO                                            8.00%    4/1/2006(2)          5,955            6,952
New York City NY GO VRDO                                       1.65%    5/2/2002(1)            200              200
New York City NY IDA (USTA National Tennis Center)            6.375%  11/15/2007(4)          6,200            6,844
New York City NY IDA (USTA National Tennis Center)             6.40%  11/15/2008(4)          4,105            4,534
New York City NY IDA (USTA National Tennis Center)             6.50%  11/15/2009(4)          6,745            7,466
New York City NY IDA (USTA National Tennis Center)             6.50%  11/15/2010(4)          3,500            3,865
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev.                                             5.30%   6/15/2006            19,065           20,035
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev. VRDO                                        1.60%    5/2/2002(3)          6,225            6,225
New York City NY Transitional Finance Auth. Rev.               5.00%  11/15/2009             3,550            3,792
New York City NY Transitional Finance Auth. Rev.               5.00%  11/15/2010            16,375           17,428
New York City NY Transitional Finance Auth. Rev.              5.125%   11/1/2010             7,570            8,133
New York City NY Transitional Finance Auth. Rev.              5.125%   11/1/2011             7,245            7,729
New York City NY Transitional Finance Auth. Rev.              5.125%   11/1/2012             7,000            7,415
New York City NY Transitional Finance Auth. Rev.              5.125%   11/1/2013             6,000            6,308
New York City NY Transitional Finance Auth. Rev.              5.125%  11/15/2014(3)          5,195            5,427
New York City NY Transitional Finance Auth. Rev.               5.25%  11/15/2011            12,585           13,525
New York City NY Transitional Finance Auth. Rev.               5.25%    5/1/2012             3,475            3,712
New York City NY Transitional Finance Auth. Rev.               5.25%  11/15/2012             5,000            5,342
New York City NY Transitional Finance Auth. Rev.              5.375%    2/1/2013            14,000           15,130
New York City NY Transitional Finance Auth. Rev.              5.375%    2/1/2014             5,000            5,366
New York City NY Transitional Finance Auth. Rev.               5.50%  11/15/2008             2,000            2,211
New York City NY Transitional Finance Auth. Rev.               5.50%   2/15/2011             3,500            3,847
New York City NY Transitional Finance Auth. Rev.               5.50%   2/15/2012             5,945            6,493
New York City NY Transitional Finance Auth. Rev.               5.75%   8/15/2010(3)         14,740           16,487
New York City NY Transitional Finance Auth. Rev.               5.75%   2/15/2014            10,325           11,345
New York City NY Transitional Finance Auth. Rev.              5.875%   11/1/2012             6,000            6,742
New York City NY Transitional Finance Auth. Rev. VRDO          1.60%    5/8/2002            51,340           51,340
New York City NY Transitional Finance Auth. Rev. VRDO          1.65%    5/2/2002             2,800            2,800
New York City NY Transitional Finance Auth. Rev. VRDO          1.65%    5/2/2002LOC          7,100            7,100
New York City NY Transitional Finance Auth. Rev. VRDO          1.65%    5/8/2002            17,800           17,800
New York State Dormitory Auth. Rev. (City Univ.)               6.25%    7/1/2003             4,250            4,445

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
New York State Dormitory Auth. Rev. (City Univ.)               6.25%    7/1/2004(2)         $6,570       $    7,087
New York State Dormitory Auth. Rev. (City Univ.)               6.35%    7/1/2004             2,500            2,693
New York State Dormitory Auth. Rev. (City Univ.)               6.45%    7/1/2005             1,500            1,650
New York State Dormitory Auth. Rev. (City Univ. of New York)   5.50%    7/1/2013             4,090            4,423
New York State Dormitory Auth. Rev. (City Univ. of New York)   5.75%    7/1/2013            14,645           16,196
New York State Dormitory Auth. Rev. (City Univ. of New York)   5.75%    7/1/2013(1)         11,500           12,955
New York State Dormitory Auth. Rev. (Jewish Medical Center)    5.25%    7/1/2010(1)          4,000            4,279
New York State Dormitory Auth. Rev. (Jewish Medical Center)    5.25%    7/1/2011(1)          9,170            9,749
New York State Dormitory Auth. Rev. (Mental Health Services)   5.25%   2/15/2011(1)          7,370            7,842
New York State Dormitory Auth. Rev. (Second Hosp.)             5.00%   2/15/2010(9)          4,500            4,760
New York State Dormitory Auth. Rev. (Second Hosp.)             5.10%   2/15/2011(2)         10,040           10,607
New York State Dormitory Auth. Rev. (Second Hosp.)             5.10%   2/15/2011(9)          6,285            6,640
New York State Dormitory Auth. Rev. (State Univ.)              5.80%   5/15/2005             5,400            5,806
New York State Dormitory Auth. Rev. (State Univ.)              5.90%   5/15/2006             2,000            2,143
New York State Dormitory Auth. Rev. (State Univ.)              6.00%    7/1/2004(2)          4,000            4,300
New York State Dormitory Auth. Rev. (Univ. of Rochester)       5.75%    7/1/2014(1)          9,725           10,335
New York State Dormitory Auth. Rev. (Univ. System)             5.25%    7/1/2017(1)         14,500           14,885
New York State Dormitory Auth. Rev.
 (Upstate Community Colleges)                                  5.25%    7/1/2010(2)          3,920            4,255
New York State Dormitory Auth. Rev.
 (Upstate Community Colleges)                                   5.25%    7/1/2011(2)         3,610            3,890
New York State GO                                               6.00%   10/1/2004            4,195            4,540
New York State Medical Care Fac. Finance Agency Rev.
 (Mental Health Services)                                     5.375%   2/15/2014(4)          4,460            4,591
New York State Power Auth. Rev. VRDO                           1.65%    5/8/2002             4,600            4,600
New York State Thruway Auth. Rev. (Highway &
 Bridge Trust Fund)                                            5.25%    4/1/2011(2)          5,000            5,324
New York State Thruway Auth. Rev. (Highway &
 Bridge Trust Fund)                                            5.25%    4/1/2011(3)          4,000            4,256
New York State Thruway Auth. Rev. (Highway &
 Bridge Trust Fund)                                            5.25%    4/1/2012(3)          6,220            6,584
New York State Thruway Auth. Rev. (Highway &
 Bridge Trust Fund)                                            5.25%    4/1/2013(3)          5,435            5,712
New York State Thruway Auth. Rev. (Highway &
 Bridge Trust Fund)                                            5.25%    4/1/2015(2)         10,000           10,387
New York State Thruway Auth. Rev. (Highway &
 Bridge Trust Fund)                                            6.25%    4/1/2006(1)         10,000           11,037
New York State Thruway Auth. Rev. (Highway &
 Bridge Trust Fund)                                            6.25%    4/1/2010(4)          6,725            7,753
New York State Thruway Auth. Rev. (Service Contract)           5.25%    4/1/2013             9,545           10,138
New York State Thruway Auth. Rev. (Service Contract)          5.375%    4/1/2009(1)         16,500           17,924
New York State Urban Dev. Corp. Rev. (Correctional Fac.)       6.40%    1/1/2004             9,685           10,341
Niagara County NY IDA Solid Waste Disposal Rev.                5.45%  11/15/2012            16,000           16,263
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)            6.625%    8/1/2006            10,000           11,219
Port Auth. of New York & New Jersey Rev.                       5.00%    8/1/2007             4,900            5,143
Port Auth. of New York & New Jersey Rev.                       5.00%    8/1/2015            10,000            9,990
Port Auth. of New York & New Jersey Rev.                       5.25%   7/15/2010            11,095           11,656
Port Auth. of New York & New Jersey Rev.                       5.50%   9/15/2008(3)          5,810            6,233
Suffolk County NY Water Auth. Rev.                             6.80%    6/1/2012(ETM)       10,660           12,731
Triborough Bridge & Tunnel Auth. New York Rev.                 0.00%    1/1/2003            19,185           18,905
Triborough Bridge & Tunnel Auth. New York Rev.                 5.25%    1/1/2010(4)         11,000           11,842
Triborough Bridge & Tunnel Auth. New York Rev.                 5.50%    1/1/2006(4)          1,000            1,087

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Triborough Bridge & Tunnel Auth. New York Rev.                 6.00%    1/1/2012           $12,000       $   13,742
Triborough Bridge & Tunnel Auth. New York Rev.                 6.60%    1/1/2010            55,325           65,261
Triborough Bridge & Tunnel Auth. New York Rev. VRDO            1.60%    5/8/2002            38,300           38,300
                                                                                                  -----------------
                                                                                                          1,089,800
                                                                                                  -----------------
NORTH CAROLINA (0.2%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)         5.25%    10/1/2019           10,000            9,820
Winston-Salem NC Water & Sewer System Rev.                     5.50%     6/1/2013            3,880            4,256
Winston-Salem NC Water & Sewer System Rev.                     5.50%     6/1/2014            3,210            3,494
                                                                                                  -----------------
                                                                                                             17,570
                                                                                                  -----------------
OHIO (3.2%)
Cleveland OH Airport System Rev.                               5.25%   1/1/2009(4)           8,535            8,985
Cleveland OH Airport System Rev.                               5.25%   1/1/2010(4)           9,010            9,467
Cleveland OH Airport System Rev.                               5.25%   1/1/2012(4)           5,000            5,212
Cleveland OH Airport System Rev.                               5.25%   1/1/2013(4)           5,000            5,161
Cleveland OH Airport System Rev. VRDO                          1.60%   5/2/2002(4)           4,400            4,400
Cleveland OH GO                                                5.50%   8/1/2008(1)           6,295            6,920
Cleveland OH Water Works Rev.                                  5.25%   1/1/2009(4)          10,110           10,890
Cleveland OH Water Works Rev.                                  5.25%   1/1/2010(4)           7,000            7,481
Cleveland OH Water Works Rev.                                  5.25%   1/1/2011(4)           5,745            6,104
Cleveland OH Water Works Rev.                                  5.25%   1/1/2012(4)          10,695           11,296
Cleveland OH Water Works Rev.                                 5.375%   1/1/2013(4)           3,455            3,721
Cleveland OH Water Works Rev.                                  6.00%   1/1/2003(1)           2,105            2,162
Cleveland OH Water Works Rev.                                  6.00%   1/1/2004(1)           6,855            7,250
Cleveland OH Water Works Rev.                                  6.00%   1/1/2005(1)           4,545            4,901
Cleveland OH Water Works Rev.                                  6.00%   1/1/2006(1)           2,100            2,302
Cuyahoga County OH Econ. Dev. (Cleveland Orchestra) VRDO       1.70%   5/2/2002LOC             500              500
Franklin County OH Hosp. Rev.                                  5.75%   5/15/2012(2)          5,000            5,168
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.625%   10/1/2012             6,800            7,279
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.625%    9/1/2013(1)          3,000            3,217
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.625%   10/1/2013             6,810            7,227
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.625%   10/1/2014             6,000            6,316
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                5.625%   10/1/2015             4,000            4,186
Ohio Air Quality Dev. Auth. (Ohio Edison) PUT                  4.85%    2/1/2003            10,000           10,044
Ohio Building Auth. Rev. (Admin. Building Fund)                5.50%   10/1/2013(4)          6,605            7,187
Ohio Building Auth. Rev. (Data Center)                         5.75%   10/1/2005             3,070            3,345
Ohio Building Auth. Rev. (Highway Safety Building)            5.375%   10/1/2009(2)          4,605            4,949
Ohio Building Auth. Rev. (Highway Safety Building)             5.75%   10/1/2008(2)          5,055            5,553
Ohio Building Auth. Rev. (Highway Safety Building)             6.00%    4/1/2007(2)          4,640            5,160
Ohio Building Auth. Rev. (State Correctional Fac.)             5.50%   10/1/2012(4)          5,000            5,477
Ohio Building Auth. Rev. (State Correctional Fac.)             5.50%   10/1/2013(4)          3,000            3,264
Ohio Building Auth. Rev. (State Correctional Fac.)             5.70%    10/1/2003            3,305            3,469
Ohio Building Auth. Rev. (State Correctional Fac.)             5.70%   10/1/2004             2,725            2,928
Ohio Building Auth. Rev. (State Correctional Fac.)             5.75%    4/1/2008(2)          5,375            5,906
Ohio Building Auth. Rev. (State Correctional Fac.)             5.75%    4/1/2009(2)          5,485            5,980
Ohio Building Auth. Rev. (State Correctional Fac.)             5.80%   10/1/2006             4,360            4,819
Ohio Building Auth. Rev. (State Correctional Fac.)             5.90%   10/1/2004(1)(Prere.)  4,435            4,875
Ohio Building Auth. Rev. (State Correctional Fac.)             5.90%   10/1/2007             2,500            2,795

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Ohio Building Auth. Rev. (State Correctional Fac.)             6.00%   10/1/2007(2)         $3,710       $    4,153
Ohio Building Auth. Rev. (State Correctional Fac.)             6.50%   10/1/2002(1)          5,350            5,460
Ohio Building Auth. Rev. (State Correctional Fac.)             6.50%   10/1/2003(1)          5,710            6,055
Ohio GO                                                       5.375%    2/1/2012             7,255            7,857
Ohio GO                                                       5.375%    2/1/2013             7,645            8,210
Ohio GO                                                       5.375%    2/1/2014             5,000            5,332
Ohio GO                                                       5.375%    2/1/2015             3,485            3,693
Ohio GO                                                       5.375%    2/1/2017             5,500            5,739
Ohio GO                                                        5.50%    8/1/2013             2,945            3,255
Ohio GO                                                       5.625%    5/1/2013             5,065            5,505
Ohio GO                                                       7.625%    8/1/2010             3,510            4,369
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO        1.75%    5/8/2002             1,900            1,900
Ohio Housing Finance Agency Mortgage Rev.                      5.45%    9/1/2031            22,445           23,542
Ohio Housing Finance Agency Rev.                              5.025%    3/1/2021            13,070           13,320
Ohio Housing Finance Agency Rev.                              5.625%    3/1/2032             9,625           10,131
Ohio Public Fac. Comm. Higher Educ. Fac.                       5.25%    5/1/2005(2)(Prere.)  5,950            6,356
Ohio State Univ. General Receipts VRDO                         1.68%    5/3/2002             2,500            2,500
Ohio Turnpike Comm. Turnpike Rev.                              5.50%   2/15/2006(1)(Prere.)  4,435            4,887
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO               1.70%    5/2/2002LOC         10,000           10,000
Ohio Water Dev. Auth. Rev.                                     6.00%   12/1/2004(2)(Prere.)  2,520            2,621
Univ. of Cincinnati OH General Receipts                        5.50%    6/1/2013(3)          2,700            2,945
Univ. of Cincinnati OH General Receipts                        5.50%    6/1/2014(3)          1,000            1,082
                                                                                                  -----------------
                                                                                                            344,808
                                                                                                  -----------------
OKLAHOMA (1.3%)
Grand River Dam Auth. Oklahoma Rev.                            5.70%    6/1/2005(4)         20,000           21,627
Grand River Dam Auth. Oklahoma Rev.                            5.75%    6/1/2006(4)         19,350           21,231
Grand River Dam Auth. Oklahoma Rev.                            6.25%    6/1/2011(2)          7,600            8,798
Grand River Dam Auth. Oklahoma Rev.                            8.00%    6/1/2002            21,000           21,108
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)            5.125%   8/15/2010             2,955            2,371
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)             5.20%   8/15/2011             3,000            2,374
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)             5.75%   8/15/2014             5,805            4,531
Oklahoma Turnpike Auth.                                        5.50%    1/1/2009(3)          6,000            6,566
Tulsa County OK Ind. Dev. PUT (St. Francis Hosp.)              5.15%  12/15/2003            13,715           14,108
Tulsa OK Metro. Util. Auth. Rev.                               7.00%    2/1/2003               530              548
Tulsa OK Muni. Airport Transp. Rev. (American Airlines)        5.80%   12/1/2004            19,855           19,073
Tulsa OK Muni. Airport Transp. Rev. (American Airlines)        6.00%   12/1/2008            16,000           14,730
                                                                                                  -----------------
                                                                                                            137,065
                                                                                                  -----------------
OREGON (0.8%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.50%   2/15/2009             7,715            8,316
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.50%   2/15/2010             9,955           10,731
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.75%    5/1/2012             2,955            3,232
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.75%    5/1/2013             5,580            6,069
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.75%    5/1/2014             5,825            6,280
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.75%    5/1/2015             4,395            4,713
Oregon State Dept. Administrative Services                     5.75%    4/1/2010(4)          7,560            8,386
Oregon State Dept. Administrative Services                     5.75%    4/1/2011(4)          8,715            9,600

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Oregon State Dept. Administrative Services                     5.75%    4/1/2012(4)         $2,500       $    2,737
Oregon State Dept. Administrative Services                     5.75%    4/1/2013(4)          3,000            3,269
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                              5.00%    7/1/2013(3)          2,520            2,562
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                              5.50%    7/1/2014(2)          5,325            5,559
Portland OR Sewer System Rev.                                  5.00%    6/1/2010(3)          8,000            8,346
Portland OR Sewer System Rev.                                  6.00%    6/1/2007(3)          5,600            6,248
                                                                                                  -----------------
                                                                                                             86,048
                                                                                                  -----------------
PENNSYLVANIA (4.5%)
Beaver County PA IDA PCR (Ohio Edison) PUT                     4.65%    6/1/2004            59,000           59,231
Chester County PA IDA
 (Archdiocese of Philadelphia) VRDO                            1.70%    5/2/2002LOC         17,700           17,700
Delaware County PA IDA PCR (PECO Energy Co.) PUT               5.20%   10/1/2004             1,500            1,525
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                               6.00%    1/1/2009             5,355            5,539
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                               6.10%    1/1/2004             5,000            5,094
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                               6.10%    1/1/2007             7,955            8,307
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                               6.10%    7/1/2013             9,750            9,975
Montgomery County PA IDA PCR (PECO Energy)                     5.20%   10/1/2030            24,500           25,159
Pennsbury PA School Dist. GO                                   5.50%   8/15/2014(3)          6,000            6,211
Pennsylvania Convention Center Auth. Rev.                      6.25%    9/1/2004             9,680           10,132
Pennsylvania Convention Center Auth. Rev.                      6.70%    9/1/2014(1)          4,000            4,404
Pennsylvania Convention Center Auth. Rev.                      6.70%    9/1/2016(3)(ETM)     3,000            3,598
Pennsylvania COP                                               5.00%    7/1/2003(2)          4,555            4,697
Pennsylvania GO                                                5.00%    6/1/2003(1)          4,500            4,646
Pennsylvania GO                                                5.00%   4/15/2008             2,525            2,592
Pennsylvania GO                                                5.25%  10/15/2005            10,400           11,180
Pennsylvania GO                                               5.375%   5/15/2013(3)          3,515            3,691
Pennsylvania GO                                                5.50%    5/1/2013(3)          8,025            8,395
Pennsylvania GO                                                6.00%    7/1/2008             8,220            9,251
Pennsylvania Higher Educ. Assistance Agency
 Student Loan Rev. VRDO                                        1.75%    5/8/2002(2)          2,900            2,900
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                   5.00%  11/15/2003(1)          7,380            7,655
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                   5.00%  11/15/2004(1)          9,295            9,782
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                   5.00%  11/15/2005(1)          7,690            8,128
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                   5.00%  11/15/2006(1)          3,250            3,447
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Carnegie Mellon Univ.) VRDO                                  1.70%    5/2/2002             9,600            9,600
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pittsburgh Medical Center)                          5.25%    8/1/2011(4)          8,195            8,756
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pittsburgh Medical Center)                          5.25%    8/1/2012(4)          2,750            2,915
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Univ. of Pittsburgh Medical Center)                          5.25%    8/1/2013(4)          4,000            4,210

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Pennsylvania Housing Finance Agency Rev.                       5.40%   10/1/2024            $4,915       $    5,085
Pennsylvania Intergovernmental Cooperation Auth. Rev.          5.25%   6/15/2010(3)          6,700            7,189
Pennsylvania Intergovernmental Cooperation Auth. Rev.          5.25%   6/15/2011(3)         10,000           10,653
Pennsylvania Intergovernmental Cooperation Auth. Rev.          5.25%   6/15/2012(3)          6,660            7,044
Pennsylvania Intergovernmental Cooperation Auth. Rev.          5.25%   6/15/2013(3)          5,000            5,254
Pennsylvania Intergovernmental Cooperation Auth. Rev.          5.45%   6/15/2003(3)(Prere.) 18,095           18,777
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.             5.25%   12/1/2011(2)         11,000           11,768
Philadelphia PA Gas Works Rev.                                 5.25%    7/1/2010(4)         10,180           10,818
Philadelphia PA Gas Works Rev.                                 5.25%    7/1/2011(4)          5,000            5,280
Philadelphia PA Gas Works Rev.                                 5.50%    7/1/2007(4)          8,025            8,770
Philadelphia PA Gas Works Rev.                                 5.50%   7/1/2009(4)          10,820           11,742
Philadelphia PA GO                                            5.125%   5/15/2009(3)          2,000            2,148
Philadelphia PA GO                                            5.125%   5/15/2010(3)         11,695           12,532
Philadelphia PA GO                                            5.125%   5/15/2011(3)         12,290           13,076
Philadelphia PA GO                                            5.125%   5/15/2012(3)          4,975            5,256
Philadelphia PA GO                                            5.125%   5/15/2013(3)          5,000            5,245
Philadelphia PA GO                                             5.25%   3/15/2010(4)          1,755            1,891
Philadelphia PA GO                                             5.25%   3/15/2011(4)          3,610            3,863
Philadelphia PA GO                                             5.25%   3/15/2012(4)          3,000            3,188
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hosp.) VRDO                                       1.70%    5/2/2002             8,700            8,700
Philadelphia PA IDA Rev. (Philadelphia Airport System)         5.75%   6/15/2011(3)          4,695            5,085
Philadelphia PA Muni. Auth. Rev.                               6.00%   7/15/2003             2,585            2,644
Philadelphia PA Parking Auth. Rev.                             5.25%    9/1/2010(2)          4,875            5,166
Philadelphia PA School Dist. GO                                5.25%    4/1/2011(1)          3,920            4,167
Philadelphia PA School Dist. GO                                6.25%    9/1/2005(2)          5,000            5,515
Philadelphia PA School Dist. GO                                6.25%    9/1/2006(2)          2,000            2,241
Philadelphia PA School Dist. GO                                6.25%    9/1/2008(2)          4,000            4,557
Philadelphia PA School Dist. GO                                6.25%    9/1/2009(2)          2,080            2,386
Philadelphia PA Water & Waste Water Rev.                       5.50%   6/15/2003(3)          3,000            3,114
Philadelphia PA Water & Waste Water Rev.                       6.25%    8/1/2007(1)          5,000            5,641
Pittsburgh PA GO                                               5.20%    3/1/2010(3)         17,000           17,609
Pittsburgh PA Water & Sewer Auth. Rev.                         5.60%    9/1/2005(3)(Prere.)  6,000            6,512
Sayre PA Health Care Fac. Auth. (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program) VRDO                  1.70%    5/8/2002(2)          3,000            3,000
Univ. of Pittsburgh of the Commonwealth System of
 Higher Educ. PA (Univ. Capital Project) VRDO                  1.60%    5/8/2002             1,600            1,600
                                                                                                  -----------------
                                                                                                            486,236
                                                                                                  -----------------
PUERTO RICO (0.6%)
Puerto Rico Electric Power Auth. Rev.                          5.00%    7/1/2011(1)          5,000            5,332
Puerto Rico Electric Power Auth. Rev.                          5.00%    7/1/2011(4)          3,500            3,733
Puerto Rico Electric Power Auth. Rev.                         5.125%    7/1/2013(1)         11,955           12,662
Puerto Rico Electric Power Auth. Rev.                          5.25%    7/1/2009(1)          7,235            7,841
Puerto Rico GO                                                 5.50%    7/1/2013(1)          5,000            5,570
Puerto Rico GO                                                 5.50%    7/1/2014(1)          5,000            5,564
Puerto Rico Highway & Transp. Auth. Highway Rev.               6.25%    7/1/2011(1)          2,835            3,323
Puerto Rico Muni. Finance Agency                               5.75%    8/1/2012(4)          2,470            2,742
Puerto Rico Muni. Finance Agency                              5.875%    8/1/2014(4)          4,000            4,423
Puerto Rico Telephone Auth. Rev.                               5.40%    1/1/2003(Prere.)     9,550            9,927
                                                                                                  -----------------
                                                                                                             61,117
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
RHODE ISLAND (0.3%)
Rhode Island Depositors Econ. Protection Corp.                 6.55%    8/1/2010(1)         $8,385       $    9,723
Rhode Island Depositors Econ. Protection Corp.                 6.55%    8/1/2010(1)(ETM)    18,465           21,474
Rhode Island GO                                                6.00%    8/1/2005(1)          3,000            3,280
Rhode Island GO                                                6.00%    8/1/2006(1)          3,000            3,329
                                                                                                  -----------------
                                                                                                             37,806
                                                                                                  -----------------

SOUTH CAROLINA (0.7%)
Berkeley County SC Exempt Fac. Ind.
 (Amoco Chemical Co.) VRDO                                     1.75%    5/2/2002               800              800
Piedmont SC Muni. Power Agency Rev.                            5.40%    1/1/2007(1)          1,800            1,936
Piedmont SC Muni. Power Agency Rev.                            5.40%    1/1/2007(1)(ETM)     1,400            1,521
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement
 Rev. (Palmetto Health Alliance)                               7.00%  12/15/2010            10,500           11,194
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement
 Rev. (Palmetto Health Alliance)                              7.125%  12/15/2015             7,000            7,487
South Carolina Public Service Auth. Rev.                      5.375%    1/1/2013             7,300            7,867
South Carolina Public Service Auth. Rev.                       5.50%    1/1/2013(4)          5,000            5,460
South Carolina Transp. Infrastructure Rev.                     5.00%   10/1/2010(1)          8,000            8,488
South Carolina Transp. Infrastructure Rev.                     5.75%   10/1/2011(1)          6,925            7,672
South Carolina Transp. Infrastructure Rev.                     5.75%   10/1/2012(1)          6,245            6,877
South Carolina Transp. Infrastructure Rev.                     5.75%   10/1/2013(1)          9,020            9,873
South Carolina Transp. Infrastructure Rev.                     5.75%   10/1/2014(1)          8,495            9,247
                                                                                                  -----------------
                                                                                                             78,422
                                                                                                  -----------------
SOUTH DAKOTA
South Dakota Building Auth. Lease Rev.                         5.25%   12/1/2010(2)          4,800            5,089

TENNESSEE (0.4%)
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                   5.40%    4/1/2011             3,465            3,564
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                   5.50%    4/1/2012             2,660            2,739
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                   5.50%    4/1/2013             4,495            4,587
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                  5.625%    4/1/2014             2,000            2,039
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                   5.75%    4/1/2019            13,000           13,071
Metro. Govt. of Nashville & Davidson County
 TN Water & Sewer Rev.                                         7.70%    1/1/2012(3)          5,000            6,265
Shelby County TN GO                                            0.00%   12/1/2011            10,000            6,448
Shelby County TN GO                                           5.625%    4/1/2005(Prere.)     1,245            1,351
Shelby County TN GO                                           5.625%    4/1/2012             3,755            4,014
                                                                                                  -----------------
                                                                                                             44,078
                                                                                                  -----------------
TEXAS (12.2%)
Anderson County TX Rev. (Coffield Prison Farm)                 5.50%   3/15/2003(2)(Prere.) 18,290           18,869
Austin TX Combined Util. System Rev.                           0.00%  11/15/2009(2)          5,020            3,615
Austin TX Combined Util. System Rev.                           0.00%  11/15/2010(2)          5,000            3,407
Austin TX Combined Util. System Rev.                           0.00%  11/15/2011(1)         18,100           11,641
Austin TX Combined Util. System Rev.                           0.00%  11/15/2011(2)         12,600            8,103
Austin TX Combined Util. System Rev.                           5.20%  11/15/2003(1)          3,360            3,510

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Austin TX Combined Util. System Rev.                           5.30%   5/15/2004(1)         $5,770       $    6,045
Austin TX Combined Util. System Rev.                           5.75%  11/15/2003(4)          7,500            7,900
Austin TX Combined Util. System Rev.                           7.25%  11/15/2003(ETM)          395              425
Austin TX Independent School Dist. GO                          0.00%    8/1/2007             3,400            2,773
Austin TX Independent School Dist. GO                          5.75%    8/1/2006(Prere.)     3,470            3,826
Austin TX Independent School Dist. GO                          5.75%    8/1/2012             1,530            1,613
Birdville TX Independent School Dist. GO                       5.75%   2/15/2003             3,015            3,105
Birdville TX Independent School Dist. GO                       5.75%   2/15/2003(ETM)        1,975            2,036
Board of Regents of the Univ. of Texas System Rev.
 Financing System                                             5.375%   8/15/2012             8,290            8,933
Brazos River Auth. Texas PCR (Texas Utility Electric Co.)
 PUT                                                           4.95%    4/1/2004            65,000           65,924
Brazos River Auth. Texas PCR (Texas Utility Electric Co.)
 PUT                                                           5.40%    4/1/2030            25,000           25,522
Brazos River Auth. Texas PCR (Texas Utility Electric Co.)
 PUT                                                           5.75%   11/1/2011            34,000           34,339
Brazos River Auth. Texas Rev. (Reliant Energy Inc.) PUT        5.20%   12/1/2018            23,900           24,256
Carrollton TX Independent School Dist. GO                      6.00%   2/15/2009(Prere.)     5,865            6,611
Dallas-Fort Worth TX International Airport Fac.
 Improvement Corp. Rev. (American Airlines)                    5.95%   11/1/2003            29,000           28,213
Dallas-Fort Worth TX International Airport Fac.
 Improvement Corp. Rev. (American Airlines)                    6.05%   11/1/2005             6,250            5,875
Dallas-Fort Worth TX International Airport Fac.
 Improvement Corp. Rev. (American Airlines)                    6.15%    5/1/2029            11,500           10,712
Dallas TX Civic Center Refunding & Improvement Rev.            4.80%   8/15/2011(1)         12,635           13,125
Dallas TX Civic Center Refunding & Improvement Rev.            4.90%   8/15/2012(1)         13,240           13,737
Dallas TX Independent School Dist. GO                          5.30%   8/15/2005(Prere.)     3,780            4,065
Dallas TX Independent School Dist. GO                          5.30%   8/15/2008             1,220            1,277
Dallas TX Independent School Dist. GO                          5.40%   8/15/2005(Prere.)     7,890            8,509
Dallas TX Independent School Dist. GO                          5.50%   8/15/2005(Prere.)    18,300           19,792
Dallas TX Independent School Dist. GO                          5.60%   8/15/2003(Prere.)     2,220            2,318
Dallas TX Independent School Dist. GO                          5.70%   8/15/2003(Prere.)     2,410            2,520
Dallas TX Independent School Dist. GO                          7.75%    4/1/2003            16,200           17,041
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                          1.65%    5/2/2002            18,600           18,600
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                             1.70%    5/2/2002            34,200           34,200
Harris County TX Health Fac. Dev. Corp. Rev.
 (Christus Health)                                             5.25%    7/1/2004             9,000            9,356
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                             1.70%    5/2/2002            29,200           29,200
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                   1.70%    5/2/2002(1)         25,600           25,600
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's
 Christian Assoc. of Greater Houston) VRDO                     1.70%    5/2/2002LOC          1,200            1,200
Harris County TX IDA (Shell Oil Co.) VRDO                      1.65%    5/2/2002            27,800           27,800
Harris County TX Toll Road Rev.                                6.30%   8/15/2004(3)            840              867
Houston TX Airport System Rev.                                 5.75%    7/1/2011(4)          6,560            7,045
Houston TX Airport System Rev.                                5.875%    7/1/2012(4)          7,015            7,583
Houston TX Airport System Rev.                                5.875%    7/1/2014(4)          5,000            5,335
Houston TX Airport System Rev.                                 6.00%    7/1/2011(3)          4,200            4,532
Houston TX Airport System Rev.                                 6.00%    7/1/2012(3)          4,460            4,810
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                  6.125%   7/15/2017             2,590            2,252

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                   6.75%    7/1/2021           $56,000       $   51,731
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                   6.75%    7/1/2029             8,000            7,260
Houston TX GO                                                  5.00%    3/1/2004             6,265            6,393
Houston TX GO                                                  5.25%    3/1/2010             9,865           10,529
Houston TX GO                                                  5.25%    3/1/2011             6,000            6,356
Houston TX GO                                                  5.50%    3/1/2011(4)         11,935           12,990
Houston TX GO                                                  5.75%    3/1/2012(4)         12,555           13,791
Houston TX GO                                                  5.75%    3/1/2013(4)          4,300            4,689
Houston TX GO                                                  7.00%    3/1/2008            48,405           56,773
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  0.00%    9/1/2017(2)         13,760            6,078
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  5.25%    7/1/2005(4)(Prere.)  6,585            7,114
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.375%    9/1/2012(2)         14,455           15,501
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.375%    9/1/2013(2)         10,545           11,217
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.375%    9/1/2014(2)          6,190            6,531
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                 5.375%    9/1/2015(2)         10,750           11,259
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  5.50%    9/1/2010(2)          9,155           10,004
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  5.75%    9/1/2013(2)         13,840           15,135
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  5.75%    9/1/2016(2)          5,540            5,958
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  5.75%    9/1/2017(2)          5,855            6,260
Houston TX Independent School Dist.
 Capital Appreciation                                          0.00%   8/15/2015             5,355            2,724
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2010(2)          5,000            3,392
Houston TX Water & Sewer System Rev.                          5.375%   12/1/2010(4)          5,000            5,350
Houston TX Water & Sewer System Rev.                           5.50%   12/1/2014(4)         21,500           23,003
Houston TX Water & Sewer System Rev.                           5.50%   12/1/2015(4)          7,250            7,705
Houston TX Water & Sewer System Rev.                           5.75%   12/1/2015(1)          3,315            3,431
Houston TX Water & Sewer System Rev.                           7.00%   12/1/2002(2)          4,125            4,246
Houston TX Water & Sewer System Rev.                           7.00%   12/1/2003(2)          3,100            3,327
Lower Colorado River Auth. TX Rev.                             5.00%    1/1/2012(4)          2,520            2,675
Lower Colorado River Auth. TX Rev.                            5.375%   5/15/2012(1)          3,975            4,277
Lower Colorado River Auth. TX Rev.                            5.375%   5/15/2013(1)          3,000            3,202
Lower Colorado River Auth. TX Rev.                            5.375%   5/15/2014(1)          4,475            4,739
Lower Colorado River Auth. TX Rev.                            5.375%   5/15/2016(1)          2,000            2,086
Lower Colorado River Auth. TX Rev.                            5.375%   5/15/2017(1)          3,000            3,107
Lower Colorado River Auth. TX Rev.                            5.375%   5/15/2019(1)          3,000            3,072
Lower Colorado River Auth. TX Rev.                            5.375%   5/15/2020(1)          2,000            2,038
Lower Colorado River Auth. TX Rev.                             5.50%   5/15/2010(4)          4,155            4,539
Lower Colorado River Auth. TX Rev.                             5.75%   5/15/2011(4)         11,200           12,311
Lower Colorado River Auth. TX Rev.                            5.875%   5/15/2014(4)          5,000            5,438

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Lower Colorado River Auth. TX Rev.                             5.875%  5/15/2015(4)        $24,000       $   26,042
Lower Neches Valley Auth. Texas Ind. Corp.
 (ExxonMobil Corp.) VRDO                                       1.65%    5/2/2002            23,275           23,275
Lubbock TX Health Fac. Dev. Corp. Rev.
 (St. Joseph's Health System)                                  5.25%    7/1/2010(4)          9,355            9,909
Matagorda County TX Navigation Dist. PCR
 (Reliant Energy Inc.) PUT                                     5.20%   11/1/2002             4,000            4,051
North Texas Health Fac. Dev.                                   5.75%   2/15/2010(1)          4,115            4,462
Sabine River Auth. TX PCR (Texas Utility Electric Co.) PUT     5.75%   11/1/2011             5,900            5,959
San Antonio TX Electric & Gas Rev.                             5.25%    2/1/2007(Prere.)     1,335            1,451
San Antonio TX Electric & Gas Rev.                             5.25%    2/1/2010            13,775           14,553
San Antonio TX Electric & Gas Rev.                             5.25%    2/1/2012             8,500            8,970
San Antonio TX Electric & Gas Rev.                             5.25%    2/1/2013             6,000            6,283
San Antonio TX Electric & Gas Rev.                             5.60%    2/1/2007(Prere.)       745              822
San Antonio TX Electric & Gas Rev.                             5.75%    2/1/2012            20,440           22,305
San Antonio TX Electric & Gas Rev.                             5.75%    2/1/2013            10,205           11,059
San Antonio TX Electric & Gas Rev.                             5.75%    2/1/2014            12,100           13,039
San Antonio TX Electric & Gas Rev.                             5.75%    2/1/2015             9,200            9,876
San Antonio TX Electric & Gas Rev.                             5.80%    2/1/2006             6,120            6,671
San Antonio TX Electric & Gas Rev.                             5.80%    2/1/2006(ETM)        1,880            2,044
Tarrant County TX Health Resources                             5.75%   2/15/2013(1)          7,670            8,047
Texas GO                                                       8.00%   10/1/2007            50,000           60,687
Texas GO Public Finance Auth.                                 5.375%   10/1/2014            10,000           10,661
Texas GO Public Finance Auth.                                  5.50%   10/1/2012            13,455           14,651
Texas GO Public Finance Auth.                                  5.50%   10/1/2013            19,175           20,771
Texas GO Public Finance Auth.                                  5.75%   10/1/2004(Prere.)    13,625           14,657
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2010(2)          8,000            5,489
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2012(2)          5,175            3,163
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2014(1)          5,665            3,058
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2017(1)         11,830            5,225
Texas Public Finance Auth. Building Rev.                       6.80%    2/1/2003(1)          5,000            5,060
Texas TRAN                                                     3.75%   8/29/2002            65,065           65,518
Texas Water Finance Assistance GO                              5.25%    8/1/2010             6,565            6,974
Tomball TX Hosp. Auth. Rev.                                    5.75%    7/1/2014             8,500            8,426
Tomball TX Hosp. Auth. Rev.                                    6.00%    7/1/2019             3,600            3,539
                                                                                                  -----------------
                                                                                                          1,320,945
                                                                                                  -----------------

UTAH (0.7%)
Intermountain Power Agency Utah Power Supply Rev.              5.25%    7/1/2009(1)         41,240           44,448
Intermountain Power Agency Utah Power Supply Rev.              6.00%    7/1/2012            17,000           17,438
Salt Lake City UT Building Auth. Lease Rev.                    5.90%   10/1/2006(1)(Prere.)  4,000            4,358
Utah Muni. Finance Coop. Local Govt. Rev.                      0.00%    3/1/2010(4)          7,000            4,924
                                                                                                  -----------------
                                                                                                             71,168
                                                                                                  -----------------
VIRGIN ISLANDS (0.1%)
Virgin Islands Public Finance Auth. Rev.                      6.375%   10/1/2019             5,865            6,316
                                                                                                  -----------------
VIRGINIA (0.4%)
Arlington County VA IDA Resource Recovery Rev.
 (Alexandria/Arlington Waste)                                 5.375%    1/1/2012(4)          2,785            2,918
Chesapeake Bay Bridge & Tunnel Virginia                        5.40%    7/1/2005(3)          6,090            6,555
Virginia Beach VA Refunding & Public Improvement               5.25%    8/1/2010             9,690           10,440

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
Virginia Beach VA Refunding & Public Improvement               5.25%    8/1/2011            $5,000       $    5,350
Virginia Beach VA Refunding & Public Improvement               5.25%    8/1/2012             3,000            3,191
Virginia Beach VA Refunding & Public Improvement               5.25%    8/1/2013             1,750            1,851
Virginia College Building Auth. Educ. Fac. Rev.
 Public Higher Educ.                                           5.75%    9/1/2011             4,085            4,578
Virginia College Building Auth. Educ. Fac. Rev.
 Public Higher Educ.                                           5.75%    9/1/2012             4,310            4,795
Virginia Public School Auth. Rev.                              5.40%    6/1/2009             5,750            6,180
                                                                                                  -----------------
                                                                                                             45,858
                                                                                                  -----------------
WASHINGTON (1.1%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)        0.00%    6/1/2015(1)         10,000            5,121
King County WA School Dist. GO                                 5.50%   12/1/2016(3)          5,635            5,834
King County WA School Dist. GO                                 6.00%   12/1/2004             5,000            5,165
King County WA School Dist. GO                                 6.10%   12/1/2005             5,000            5,167
Seattle WA Power & Light Rev.                                  5.00%    7/1/2011             5,715            5,920
Seattle WA Power & Light Rev.                                  5.10%    5/1/2005          10,575             11,077
Seattle WA Water System Rev.                                   5.00%   12/1/2003             2,000            2,086
Seattle WA Water System Rev.                                   5.10%   12/1/2004             4,000            4,185
Snohomish County WA School Dist.                               6.50%   12/1/2011             5,825            6,858
Spokane WA Regional Solid Waste Management System Rev.         6.50%    1/1/2008(2)          3,500            3,895
Spokane WA Regional Solid Waste Management System Rev.         6.50%    1/1/2009(2)          3,000            3,355
Tacoma WA Electric System Rev.                                 5.70%    1/1/2003(2)          5,785            5,918
Tacoma WA Electric System Rev.                                 5.70%    1/1/2003(2)(ETM)     1,060            1,088
Washington GO                                                  5.00%    1/1/2010             4,705            4,950
Washington GO                                                  5.00%    1/1/2013             4,925            5,071
Washington GO                                                  5.50%    7/1/2011             6,755            7,342
Washington GO                                                  5.75%    5/1/2004(Prere.)        85               90
Washington GO                                                  6.00%    7/1/2003             5,200            5,433
Washington GO                                                  6.25%    2/1/2011             6,680            7,566
Washington Health Care Fac. Auth. (Sisters of Providence)      6.00%   10/1/2002(2)          5,105            5,192
Washington Health Care Fac. Auth. (Sisters of Providence)      6.00%   10/1/2003(2)          5,270            5,534
Washington Health Care Fac. Auth. (Sisters of Providence)      6.00%   10/1/2004(2)          5,515            5,934
Washington Health Care Fac. Auth. (Sisters of Providence)      6.00%   10/1/2005(2)          4,830            5,267
                                                                                                  -----------------
                                                                                                            118,048
                                                                                                  -----------------
WEST VIRGINIA (0.2%)
West Virginia Building Comm. Rev.                              5.25%    7/1/2008(1)          1,000            1,080
West Virginia GO                                               5.25%    6/1/2016(4)         10,000           10,388
West Virginia School Building Auth. Rev.                       5.30%    7/1/2009(2)          8,000            8,646
West Virginia School Building Auth. Rev.                      5.625%    7/1/2002(1)            655              659
West Virginia State Road GO                                    5.75%    6/1/2013             5,000            5,453
                                                                                                  -----------------
                                                                                                             26,226
                                                                                                  -----------------
WISCONSIN (1.1%)
Green Bay WI PCR (Procter & Gamble)                            5.15%    5/1/2004             9,600           10,026
Wisconsin GO                                                   5.20%    5/1/2006(Prere.)     4,150            4,464
Wisconsin GO                                                   5.50%    5/1/2013(1)          7,000            7,672
Wisconsin GO                                                   5.50%    5/1/2014(1)         18,000           19,690
Wisconsin GO                                                   5.50%    5/1/2015(1)         10,000           10,900
Wisconsin GO                                                   5.75%    5/1/2011(Prere.)    40,315           45,248
Wisconsin GO                                                   5.75%    5/1/2012            18,000           19,903
                                                                                                  -----------------
                                                                                                            117,903
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
WYOMING (0.3%)
Lincoln County WY PCR (Exxon) VRDO                             1.57%    5/2/2002            $4,910       $    4,910
Lincoln County WY PCR (Exxon) VRDO                             1.65%    5/2/2002            17,600           17,600
Sublette County WY PCR (Exxon) VRDO                            1.65%    5/2/2002             5,600            5,600
                                                                                                  -----------------
                                                                                                             28,110
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $10,365,518)                                                                                      10,729,143
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.7%)
-------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                        182,478
Liabilities                                                                                                (106,412)
                                                                                                  -----------------
                                                                                                             76,066
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                       $10,805,209
===================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 98.


================================================================================
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $10,421,820
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                            19,764
Unrealized Appreciation--Note F                                          363,625
--------------------------------------------------------------------------------
NET ASSETS                                                           $10,805,209
================================================================================
Investor Shares--Net Assets
Applicable to 511,313,118 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $6,875,216
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $13.45
================================================================================
Admiral Shares--Net Assets
Applicable to 292,275,302 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                             $3,929,993
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                 $13.45
================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.8%)
-------------------------------------------------------------------------------------------------------------------
ALABAMA (2.2%)
Jefferson County AL Sewer Rev. (Capital Improvement)           5.50%    2/1/2040(3)        $45,000       $   45,675
Medical Clinic Board of Bessemer AL Rev.
 (Bessemer Carraway Hosp.)                                     7.25%    4/1/2015(1)          5,000            5,021
Medical Clinic Board of Montgomery AL Rev. (Jackson Hosp.)     6.00%    3/1/2026(2)          5,500            5,710
Mobile AL Water & Sewer Comm.                                  5.50%    1/1/2010(3)          4,000            4,211
                                                                                                  -----------------
                                                                                                             60,617
                                                                                                  -----------------
ALASKA (0.7%)
Anchorage AK Electric Rev.                                     8.00%   12/1/2009(1)          2,565            3,219
Anchorage AK Electric Rev.                                     8.00%   12/1/2010(1)          2,960            3,754
North Slope Borough AK GO                                      0.00%   6/30/2010(1)          4,000            2,761
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO       1.65%    5/2/2002            10,300           10,300
                                                                                                  -----------------
                                                                                                             20,034
                                                                                                  -----------------
ARIZONA (2.1%)
Maricopa County AZ Rev. (Samaritan Health Service)             7.00%   12/1/2016(1)          8,650           10,601
Mesa AZ Util. System Rev.                                      5.25%    7/1/2014(3)         10,000           10,784
Phoenix AZ Civic Improvement Corp. Airport Rev.                5.75%    7/1/2015(3)          5,290            5,542
Phoenix AZ Civic Improvement Corp. Airport Rev.                5.75%    7/1/2016(3)          5,595            5,841
Phoenix AZ Civic Improvement Corp. Airport Rev.               5.875%    7/1/2017(3)          5,915            6,199
Phoenix AZ Civic Improvement Corp. Airport Rev.               5.875%    7/1/2019(3)          6,630            6,905
Phoenix AZ Civic Improvement Corp. Airport Rev.               5.875%    7/1/2020(3)          6,770            7,017
Tucson AZ Water System Rev.                                    5.50%    7/1/2017(3)          4,850            5,201
                                                                                                  -----------------
                                                                                                             58,090
                                                                                                  -----------------
ARKANSAS (0.4%)
North Little Rock AR Electric Rev.                             6.50%    7/1/2010(1)          3,500            4,078
North Little Rock AR Electric Rev.                             6.50%    7/1/2015(1)          4,500            5,354
                                                                                                  -----------------
                                                                                                              9,432
                                                                                                  -----------------

CALIFORNIA (4.7%)
Alameda CA Corridor Transp. Auth. Rev.                         0.00%   10/1/2030(1)         22,625            4,493
California Health Fac. Finance Auth. Rev.
 (Pomona Valley Hosp.)                                         5.75%    7/1/2015(1)          8,205            8,831
California Pollution Control Financing Auth. Solid Waste
 Disposal Rev. (Shell Oil Co.-Martinez)VRDO                    1.60%    5/2/2002             1,300            1,300
Irvine CA Assessment Dist. Improvement Bonds VRDO              1.65%    5/2/2002LOC          2,900            2,900
Irvine CA Ranch Water Dist. Rev. VRDO                          1.65%    5/2/2002LOC            500              500
Modesto CA Irrigation Dist. Finance Auth. Rev.
 (Woodland Project)                                            6.50%   10/1/2022(2)         20,225           23,991
MSR California Public Power Agency (San Juan Project)         6.125%    7/1/2013(2)          9,000           10,505
MSR California Public Power Agency (San Juan Project)          6.75%    7/1/2020(1)         13,000           15,950
Sacramento CA Muni. Util. Dist. Rev.                           5.75%   8/15/2013(1)         12,360           12,479
Sacramento CA Muni. Util. Dist. Rev.                           6.50%    9/1/2013(1)          8,895           10,698
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.    0.00%   1/15/2032(1)         70,150           13,021
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.    0.00%   1/15/2034(1)          8,135            1,348
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.    0.00%   1/15/2036(1)          5,000              736
Santa Clara CA Redev. Agency (Bayshore North)                  7.00%    7/1/2010(2)          2,000            2,372
Santa Rosa CA Waste Water Rev.                                 6.00%    9/1/2015(3)          5,000            5,764
South County CA Regional Waste Water Auth. (Gilroy)            5.50%    8/1/2002(3)(Prere.)  8,000            8,082
Ukiah CA Electric Rev.                                         6.25%    6/1/2018(1)          6,330            7,374
                                                                                                  -----------------
                                                                                                            130,344
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.8%)
-------------------------------------------------------------------------------------------------------------------
COLORADO (5.4%)
Colorado Springs CO Util. System Rev.                         5.375%  11/15/2016(2)        $12,790       $   13,316
Colorado Springs CO Util. System Rev.                         5.375%  11/15/2017(2)          5,000            5,168
Colorado Springs CO Util. System Rev.                         5.375%  11/15/2018(2)         10,000           10,268
Colorado Springs CO Util. System Rev. VRDO                     1.65%    5/2/2002            13,500           13,500
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2008(1)         14,355           11,045
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2009(1)         16,500           11,964
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2015(1)          5,795            2,934
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2019(1)          8,000            3,128
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2024(1)         17,000            4,855
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2025(1)          4,900            1,317
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2029(1)         23,500            5,003
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2030(1)         20,000            3,990
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2032(1)         41,000            7,264
E-470 Public Highway Auth. Colorado Rev.                       5.75%    9/1/2035(1)          9,750           10,292
Northern Colorado Water Conservation Dist. Rev.                6.50%   12/1/2012(2)         20,575           23,334
Northwest Parkway Public Highway Auth. Colorado
 Convertible Capital Appreciation                              0.00%   6/15/2018(4)          5,960            3,728
Northwest Parkway Public Highway Auth. Colorado
 Convertible Capital Appreciation                              0.00%   6/15/2021(2)         15,000            9,380
Northwest Parkway Public Highway Auth. Colorado
 Convertible Capital Appreciation                              0.00%   6/15/2025(4)         16,000            9,982
                                                                                                  -----------------
                                                                                                            150,468
                                                                                                  -----------------
CONNECTICUT (0.8%)
Connecticut GO                                                5.125%  11/15/2016            10,000           10,348
Connecticut GO                                                5.125%  11/15/2017             5,000            5,132
Connecticut GO                                                5.125%  11/15/2018             5,000            5,104
                                                                                                  -----------------
                                                                                                             20,584
                                                                                                  -----------------
DELAWARE (0.6%)
Delaware Health Fac. Auth. (Delaware Medical Center)           7.00%   10/1/2015(1)          6,000            6,529
Dover DE Electric Rev.                                         5.75%    7/1/2015(3)          5,225            5,417
Dover DE Electric Rev.                                         6.10%    7/1/2011(3)          2,000            2,089
Univ. of Delaware Rev. VRDO                                    1.70%    5/2/2002               900              900
                                                                                                  -----------------
                                                                                                             14,935
                                                                                                  -----------------
FLORIDA (5.5%)
Broward County FL Airport System Rev.                          5.25%   10/1/2010(1)         11,365           11,979
Collier County FL Health Fac. Auth. Hosp. Rev.
 (Cleveland Clinic Health System) VRDO                         1.65%    5/2/2002             4,700            4,700
Coral Springs FL Improvement Dist. Water & Sewer GO            6.00%    6/1/2010(1)          3,000            3,293
Dade County FL School Board COP                                6.00%   10/1/2017(4)          5,765            6,301
Dade County FL Solid Waste System Rev.                         6.00%   10/1/2007(2)          8,700            9,731
Davie FL Water & Sewer Rev.                                   6.375%   10/1/2012(2)          2,620            3,085
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO     1.70%    5/2/2002             3,045            3,045
Orange County FL Health Fac. Auth. Rev.
 (Adventist Sunbelt Group)                                     6.25%  11/15/2010(2)          4,000            4,411
Orlando & Orange County FL Expressway Auth.                    8.25%    7/1/2013(3)          9,695           12,912
Orlando & Orange County FL Expressway Auth.                    8.25%    7/1/2016(3)         12,295           16,676
Palm Beach County FL Criminal Justice Fac. Rev.                7.20%    6/1/2014(3)         16,300           20,388
Palm Beach County FL Criminal Justice Fac. Rev.                7.20%    6/1/2015(3)          4,000            5,020
Sarasota County FL Public Hosp. Rev.
 (Sarasota Memorial Hosp.)                                     5.75%   10/1/2017(1)         14,500           15,382
Tampa FL Util. Rev.                                            6.75%   10/1/2010(2)          9,330           11,119

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.8%)
-------------------------------------------------------------------------------------------------------------------
Tampa FL Util. Rev.                                            6.75%   10/1/2011(2)         $9,965       $   11,968
Tampa FL Util. Rev.                                            6.75%   10/1/2012(2)         10,635           12,874
                                                                                                  -----------------
                                                                                                            152,884
                                                                                                  -----------------
GEORGIA (5.5%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev.
 (Univ. Georgia Athletic Assn.) VRDO                           1.75%    5/2/2002             7,000            7,000
Atlanta GA Water & Wastewater Rev.                             5.50%   11/1/2015(3)          8,500            9,355
Atlanta GA Water & Wastewater Rev.                             5.50%   11/1/2016(3)          7,000            7,623
Atlanta GA Water & Wastewater Rev.                             5.50%   11/1/2017(3)          8,000            8,671
Burke County GA Dev. Auth. PCR (Georgia Power Co.
 Plant Vogtle) VRDO                                            1.70%    5/2/2002             2,100            2,100
Burke County GA Dev. Auth. PCR (Georgia Power Co.
 Plant Vogtle) VRDO                                            1.80%    5/2/2002             6,900            6,900
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                 1.65%    5/8/2002(3)(Prere.)  2,200            2,200
Burke County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                 1.75%    5/2/2002(2)         16,915           16,915
Dalton County GA Dev. Auth. (Hamilton Health Care System)      5.50%   8/15/2026(1)         12,000           12,577
Fulton County GA Dev. Auth. GA Tech Athletic Assn.            5.125%   10/1/2032(2)         30,000           29,365
George L. Smith Georgia World Congress Center Auth. Rev.
 (Domed Stadium)                                               5.50%    7/1/2020(1)         24,740           25,166
George L. Smith Georgia World Congress Center Auth. Rev.
 (Domed Stadium)                                               5.70%    7/1/2013(1)          5,000            5,375
George L. Smith Georgia World Congress Center Auth. Rev.
 (Domed Stadium)                                               5.75%    7/1/2014(1)          5,000            5,352
George L. Smith Georgia World Congress Center Auth. Rev.
 (Domed Stadium)                                               5.75%    7/1/2015(1)          3,680            3,920
Henry County GA School Dist. GO                                6.45%    8/1/2011(1)          4,000            4,584
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
 (Mercer Univ.)                                                6.50%   11/1/2015(1)          5,000            5,914
                                                                                                  -----------------
                                                                                                            153,017
                                                                                                  -----------------
HAWAII (3.1%)
Hawaii Airport System Rev.                                     5.75%    7/1/2016(3)         16,245           17,131
Hawaii Airport System Rev.                                     5.75%    7/1/2017(3)         12,175           12,757
Hawaii Airport System Rev.                                     6.35%    7/1/2007(1)          8,000            8,495
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)    4.95%    4/1/2012(1)         15,000           15,632
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)    5.65%   10/1/2027(1)          9,750            9,961
Hawaii GO                                                     5.875%    9/1/2009(4)(Prere.)  5,110            5,808
Hawaii Highway Rev.                                            5.25%    7/1/2011             1,150            1,212
Honolulu HI City & County GO                                   8.00%   10/1/2010            11,000           14,009
                                                                                                  -----------------
                                                                                                             85,005
                                                                                                  -----------------
ILLINOIS (8.5%)
Chicago IL Board of Educ. GO                                   5.50%   12/1/2031(3)          7,000            7,081
Chicago IL Board of Educ. Lease Rev.                           6.25%    1/1/2011(1)          7,000            8,022
Chicago IL GO                                                  0.00%    1/1/2020(1)          5,000            3,128
Chicago IL GO                                                  0.00%    1/1/2022(1)          5,000            3,123
Chicago IL GO                                                  0.00%    1/1/2024(1)          9,490            5,910
Chicago IL GO                                                  0.00%    1/1/2025(1)         5,000            3,115
Chicago IL GO                                                  0.00%    1/1/2028(1)         10,805            6,728
Chicago IL GO                                                  6.75%    7/1/2010(3)(Prere.) 40,000           47,857
Chicago IL Midway Airport Rev.                                 5.50%    1/1/2014(4)          6,410            6,633
Chicago IL Midway Airport Rev.                                 5.50%    1/1/2015(4)          4,760            4,893

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.8%)
-------------------------------------------------------------------------------------------------------------------
Chicago IL Midway Airport Rev.                                 5.50%    1/1/2016(4)         $7,135       $    7,290
Chicago IL Midway Airport Rev.                                 5.50%    1/1/2017(4)          7,525            7,648
Chicago IL Midway Airport Rev.                                 5.50%    1/1/2018(4)          7,940            8,034
Chicago IL Neighborhoods Alive GO                              5.50%    1/1/2036(3)          4,950            4,998
Chicago IL Neighborhoods Alive GO                              5.75%    1/1/2040(3)          6,250            6,498
Chicago IL O'Hare International Airport Rev.                   5.50%    1/1/2015(2)         10,000           10,278
Chicago IL Public Building Comm. GO                            7.00%    1/1/2020(1)(ETM)    21,500           26,389
Chicago IL Water Rev.                                          5.75%   11/1/2030(2)         12,000           12,994
Cook County IL GO                                              7.25%   11/1/2007(1)          6,000            6,942
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)           7.40%   12/1/2024(1)         14,000           15,766
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO        1.70%    5/8/2002               800              800
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. &
 Health Systems) VRDO                                          1.70%    5/2/2002(1)          1,695            1,695
Illinois Regional Transp. Auth. (Cook, DuPage,
 and Kane Counties) GO                                         7.20%   11/1/2020(2)         24,000           30,097
                                                                                                  -----------------
                                                                                                            235,919
                                                                                                  -----------------
INDIANA (0.6%)
Indiana Muni. Power Agency Rev.                               6.125%    1/1/2013(1)(ETM)    13,250           14,999
                                                                                                  -----------------
KANSAS (0.3%)
Kansas Health System Dev. Auth. (St. Luke Mission)            5.375%  11/15/2016(1)          9,300            9,581
                                                                                                  -----------------
KENTUCKY (2.5%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)     5.75%    1/1/2026(2)          3,000            3,080
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
 (Baptist Healthcare) VRDO                                     1.70%    5/2/2002(1)          2,300            2,300
Kentucky Property & Building Comm. Rev.                        5.00%    8/1/2003(4)          2,785            2,884
Louisville & Jefferson County KY Metro. Sewer Dist.            5.75%   5/15/2033(3)          2,335            2,448
Louisville & Jefferson County KY Metro. Sewer Dist.            6.00%   5/15/2031(3)         51,960           55,853
Louisville & Jefferson County KY Regional Airport Auth.
 Special Fac. (UPS Worldwide Forwarding) VRDO                  1.70%    5/2/2002             2,000            2,000
Louisville & Jefferson County KY Regional Airport Auth.
 Special Fac. (UPS Worldwide Forwarding) VRDO                  1.75%    5/2/2002             1,900            1,900
                                                                                                  -----------------
                                                                                                             70,465
                                                                                                  -----------------
LOUISIANA (1.1%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.     6.75%   12/1/2006(3)          5,040            5,176
New Orleans LA GO                                              0.00%    9/1/2010(2)          8,500            5,846
New Orleans LA GO                                              0.00%    9/1/2011(2)         10,475            6,801
New Orleans LA GO                                              0.00%    9/1/2013(2)          9,000            5,193
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)     5.70%   5/15/2016(4)          4,900            5,172
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)     5.75%   5/15/2021(4)          2,950            3,059
                                                                                                  -----------------
                                                                                                             31,247
                                                                                                  -----------------
MARYLAND (1.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Medlantic/Helix)                                             5.25%   8/15/2038(4)         30,000           28,199
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                            7.00%    7/1/2022(3)         12,025           14,951
                                                                                                  -----------------
                                                                                                             43,150
                                                                                                  -----------------
MASSACHUSETTS (4.7%)
Boston MA GO                                                   6.50%    7/1/2002(2)(Prere.)  4,750            4,884
Massachusetts College Building Auth. Rev.                      0.00%    5/1/2017(1)          7,460            3,464
Massachusetts GAN                                              5.75%   6/15/2012            10,000           11,066

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.8%)
-------------------------------------------------------------------------------------------------------------------
Massachusetts GAN                                              5.75%   6/15/2013           $10,000       $   10,990
Massachusetts GO                                               5.75%   6/15/2014            10,000           10,922
Massachusetts GO                                               7.00%    7/1/2009(3)         22,250           26,106
Massachusetts GO VRDO                                          1.65%    5/2/2002               530              530
Massachusetts Health & Educ. Fac. Auth. (MIT) GO VRDO          1.50%    5/2/2002             1,800            1,800
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Boston College)                                              6.75%    7/1/2011(3)            210              215
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Lahey Clinic Medical Center)                                 7.85%    7/1/2003(1)          3,000            3,188
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Massachusetts General Hosp.)                                 6.25%    7/1/2012(2)         19,150           21,811
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts) VRDO                                 1.60%    5/8/2002             2,000            2,000
Massachusetts Muni. Wholesale Electric Co.
 Power System Rev.                                             5.25%    7/1/2014(1)         11,135           11,710
Massachusetts Water Resources Auth. Rev. VRDO                  1.65%    5/8/2002(3)         21,400           21,400
                                                                                                  -----------------
                                                                                                            130,086
                                                                                                  -----------------
MICHIGAN (4.2%)
Detroit MI Sewer System Rev.                                   5.45%    7/1/2007(3)          6,850            7,507
Detroit MI Sewer System Rev.                                   5.75%    1/1/2010(3)(Prere.)  5,000            5,613
Detroit MI Sewer System Rev.                                   6.00%    1/1/2010(3)(Prere.) 11,695           13,321
Detroit MI Water Supply System                                 5.50%    7/1/2033(3)         22,000           22,403
Detroit MI Water Supply System VRDO                            1.65%    5/8/2002(3)          3,400            3,400
Michigan Strategic Fund (Detroit Edison)                       7.00%   7/15/2008(1)         18,375           21,615
Monroe County MI Econ. Dev. Corp. (Detroit Edison)             6.95%    9/1/2022(3)         25,000           30,897
Univ. of Michigan Hosp. Rev. VRDO                              1.70%    5/2/2002            12,100           12,100
                                                                                                  -----------------
                                                                                                            116,856
                                                                                                  -----------------
MINNESOTA (1.8%)
Minneapolis & St. Paul MN Metro. Airport                       5.20%    1/1/2024(2)          8,000            8,024
St. Cloud MN Health Care Rev.
 (St. Cloud Hosp. Obligation Group)                            5.75%    5/1/2026(4)         37,665           39,307
St. Cloud MN Health Care Rev.
 (St. Cloud Hosp. Obligation Group)                           5.875%    5/1/2030(4)          2,500            2,628
                                                                                                  -----------------
                                                                                                             49,959
                                                                                                  -----------------
MISSISSIPPI
Jackson County MS Port Fac. (Chevron USA Inc.) VRDO            1.65%    5/2/2002             1,300            1,300
                                                                                                  -----------------
MISSOURI (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (Lester Cox Medical Center) 5                                 5.25%    6/1/2015(1)          5,000            5,302
                                                                                                  -----------------
NEBRASKA (0.8%)
Nebraska Public Power Dist. Rev.                               0.00%    1/1/2008(1)         15,000           11,884
Nebraska Public Power Dist. Rev.                               5.25%    1/1/2011(1)         10,000           10,614
                                                                                                  -----------------
                                                                                                             22,498
                                                                                                  -----------------
NEVADA (0.2%)
Clark County NV GO                                             6.50%    6/1/2017(2)          5,000            5,899
                                                                                                  -----------------
NEW HAMPSHIRE (0.4%)
New Hampshire Business Finance Auth. PCR (United Illuminating)
 PUT                                                           5.40%   12/1/2002            12,000           12,150
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.8%)
-------------------------------------------------------------------------------------------------------------------
NEW JERSEY (7.7%)
Atlantic County NJ Public Fac. COP                             7.40%    3/1/2012(3)         $4,335       $    5,377
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.            6.25%    8/1/2014(1)         10,185           11,933
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.            6.25%    8/1/2015(1)         10,820           12,693
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)            5.875%    5/1/2015(4)         10,000           10,856
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Barnabas Health Care)                                    5.25%    7/1/2015(1)          5,750            5,981
New Jersey Health Care Fac. Financing Auth. Rev.
 (St. Clares Riverside Medical Center)                         5.75%    7/1/2014(1)          3,000            3,189
New Jersey Health Care Fac. Financing Auth. Rev.
 (Virtua Health)                                               5.25%    7/1/2014(4)         10,685           11,215
New Jersey Sports & Exposition Auth. Rev.                      6.50%   3/1/2013(1)          18,795           21,952
New Jersey Transit Corp. Capital GAN                           5.50%   2/1/2010(2)          64,260           65,822
New Jersey Transit Corp. Capital GAN                           5.50%   2/1/2011(2)          22,315           22,824
New Jersey Turnpike Auth. Rev.                                 6.50%   1/1/2013(1)          30,000           35,429
New Jersey Turnpike Auth. Rev.                                 6.50%   1/1/2016(1)           5,000            5,944
                                                                                                  -----------------
                                                                                                            213,215
                                                                                                  -----------------
NEW MEXICO (1.7%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)        6.375%    8/1/2007(1)          4,000            4,123
Farmington NM Util. System Rev.                                5.75%   5/15/2013(3)(ETM)     1,500            1,532
New Mexico Highway Comm. Tax Rev.                              5.25%   6/15/2010             7,750            8,344
New Mexico Highway Comm. Tax Rev.                              5.25%   6/15/2011             7,010            7,535
New Mexico Highway Comm. Tax Rev.                              5.25%   6/15/2012            19,720           21,006
New Mexico Highway Comm. Tax Rev.                              6.00%   6/15/2015             3,000            3,316
                                                                                                  -----------------
                                                                                                             45,856
                                                                                                  -----------------
New York (8.0%)
Long Island NY Power Auth. Electric System Rev.                0.00%    6/1/2013(4)         25,030           15,233
Metro. New York Transp. Auth. Rev. (Commuter Fac.)             4.75%    7/1/2026(3)         12,680           12,050
Metro. New York Transp. Auth. Rev. (Commuter Fac.)             5.25%    7/1/2028(4)          4,750            4,805
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                     6.00%    4/1/2020(1)         18,000           20,366
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              4.75%    7/1/2024(1)          3,700            3,543
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev. VRDO                                        1.60%    5/2/2002(3)          9,300            9,300
New York City NY Muni. Water Finance Auth. Water &
 Sewer System Rev. VRDO                                        1.65%    5/2/2002(3)         14,700           14,700
New York City NY Transitional Finance Auth. Rev. VRDO          1.65%    5/2/2002             1,700            1,700
New York City NY Transitional Finance Auth. Rev. VRDO          1.65%    5/8/2002             5,200            5,200
New York City NY Transitional Finance Auth. VRDO               1.65%    5/2/2002             1,500            1,500
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                  4.70%   11/1/2008(1)          6,845            7,218
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                  4.80%   11/1/2009(1)         13,200           13,922
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                  4.90%   11/1/2010(1)          4,385            4,610
New York State Medical Care Fac. Finance Agency Rev.
 (Mental Health Services)                                      6.00%   8/15/2015(1)            195              210
New York State Thruway Auth. Rev. (Service Contract)           5.25%    4/1/2017             4,200            4,323
New York State Thruway Auth. Rev. (Service Contract)           5.25%    4/1/2018             7,275            7,446
New York State Thruway Auth. Rev. (Service Contract)           5.25%    4/1/2019            14,125           14,396
New York State Thruway Auth. Rev. (Service Contract)           5.75%    4/1/2013(2)          2,500            2,764
New York State Thruway Auth. Rev. (Service Contract)           5.75%    4/1/2014(2)          4,000            4,397

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.8%)
-------------------------------------------------------------------------------------------------------------------
New York State Thruway Auth. Rev. (Service Contract)           5.75%   4/1/2015(2)          $4,000       $    4,386
Suffolk County NY Water Auth. Rev.                             5.75%    6/1/2013(2)          7,345            7,510
Triborough Bridge & Tunnel Auth. New York Rev.                 4.75%    1/1/2024(1)         27,500           26,175
Triborough Bridge & Tunnel Auth. New York Rev.                 5.00%    1/1/2024             5,000            4,883
Triborough Bridge & Tunnel Auth. New York Rev.                 5.20%    1/1/2027             9,250            9,296
Triborough Bridge & Tunnel Auth. New York Rev.                 5.25%    1/1/2028            12,325           12,421
Triborough Bridge & Tunnel Auth. New York Rev.                 5.50%    1/1/2030             7,000            7,202
Triborough Bridge & Tunnel Auth. New York Rev.                 6.00%    1/1/2015(2)            260              267
Triborough Bridge & Tunnel Auth. New York Rev. VRDO            1.65%    5/8/2002(4)          2,900            2,900
                                                                                                  -----------------
                                                                                                            222,723
                                                                                                  -----------------
NORTH CAROLINA (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)           5.25%   10/1/2017(1)         13,750           14,054
                                                                                                  -----------------
NORTH DAKOTA (0.4%)
Mercer County ND PCR (Basin Electric Power)                    6.05%    1/1/2019(2)          9,500           10,069
                                                                                                  -----------------
OHIO (1.6%)
Cleveland OH School Dist. GO                                  5.875%   12/1/2011(3)          4,720            4,917
Cuyahoga County OH Hosp. Refunding &
 Improvement Rev. (Univ. Hosp.)                               5.625%   1/15/2021(1)         11,480           11,826
Franklin County OH Convention Center Rev.                      0.00%   12/1/2006(1)          4,355            3,717
Hamilton County OH Hosp. Fac. Rev.
 (Health Alliance of Greater Cincinnati) VRDO                  1.65%    5/8/2002(1)          1,600            1,600
Ohio Air Quality Dev. Auth.
 (Cincinnati Gas & Electric Co.) VRDO                          1.70%    5/2/2002LOC          3,200            3,200
Ohio Air Quality Dev. Auth. (Timken Co.) VRDO                  1.75%    5/8/2002LOC          4,500            4,500
Ohio GO                                                       7.625%    8/1/2009             4,345            5,343
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO        1.75%    5/8/2002             5,200            5,200
Ohio Water Dev. Auth. PCR (Ohio Edison Co.) VRDO               1.70%    5/2/2002LOC          4,000            4,000
                                                                                                  -----------------
                                                                                                             44,303
                                                                                                  -----------------
OREGON (1.3%)
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
 (Lewis & Clark College)                                       6.00%   10/1/2013(1)          2,250            2,423
Oregon State Dept. Administrative Services                     6.00%    5/1/2010(2)(Prere.) 15,930           18,219
Portland OR Sewer System Rev.                                  5.50%    6/1/2017(1)         14,250           14,631
                                                                                                  -----------------
                                                                                                             35,273
                                                                                                  -----------------
PENNSYLVANIA (5.6%)
Allegheny County PA Airport Rev.
 (Pittsburgh International Airport)                            5.75%    1/1/2013(1)          4,000            4,352
Armstrong County PA Hosp. Auth. Rev.                           6.25%    6/1/2013(2)         18,400           18,828
Dauphin County PA General Auth. Health System Rev.
 (Pinnacle Health)                                             5.50%   8/15/2028(1)          9,415            9,825
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System) VRDO                     1.65%    5/2/2002             9,500            9,500
Pennsylvania Convention Center Auth. Rev.                      6.00%    9/1/2019(3)(ETM)    10,000           11,350
Pennsylvania Convention Center Auth. Rev.                      6.70%    9/1/2016(3)(ETM)     9,970           11,957
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
 (Allegheny/Delaware Valley Obligated Group)                  5.875%  11/15/2016(1)         20,000           21,172
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Carnegie Mellon Univ.) VRDO                                  1.70%    5/2/2002            11,600           11,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hosp.) VRDO                                       1.70%    5/2/2002             4,100            4,100

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                            COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.8%)
-------------------------------------------------------------------------------------------------------------------
Philadelphia PA Water & Waste Water Rev.                       7.00%   6/15/2010(3)        $15,000       $   17,922
Philadelphia PA Water & Waste Water Rev.                       7.00%   6/15/2011(3)         16,500           19,957
Pittsburgh PA Water & Sewer Auth. Rev.                         7.25%    9/1/2014(3)(ETM)     5,000            6,071
South Fork PA Hosp. Auth. Rev.
 (Conemaugh Valley Hosp.) VRDO                                 1.65%    5/2/2002(1)          9,600            9,600
                                                                                                  -----------------
                                                                                                            156,234
                                                                                                  -----------------
SOUTH CAROLINA (0.5%)
South Carolina Public Service Auth. Rev.                       6.25%    1/1/2022(2)         13,000           14,064
                                                                                                  -----------------
SOUTH DAKOTA (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev. (McKennan Hosp.)  7.625%    1/1/2008(1)(Prere.) 10,065           11,967
                                                                                                  -----------------

TENNESSEE (1.4%)
Metro. Govt. of Nashville & Davidson County TN GO              5.50%  10/15/2014(3)         16,950           18,298
Metro. Govt. of Nashville & Davidson County TN Health &
 Educ. Fac. Board Rev. (Meharry Medical College)               6.00%   12/1/2012(2)          3,405            3,881
Shelby County TN GO                                            5.25%    4/1/2015            12,750           13,294
Tennessee Health, Educ. & Housing Fac.
  (Methodist Health System)                                    5.50%    8/1/2012(1)          2,500            2,619
                                                                                                  -----------------
                                                                                                             38,092
                                                                                                  -----------------
TEXAS (11.5%)
Austin TX Combined Util. System Rev.                           5.75%  11/15/2016(2)         10,000           10,145
Board of Regents of the Univ. of Texas System Rev.
 Financing System VRDO                                         1.60%    5/8/2002            13,500           13,500
Dallas-Fort Worth TX International Airport Rev.                5.75%   11/1/2015(3)         10,000           10,539
Gulf Coast TX Waste Disposal Auth. PCR
 (Amoco Oil Co.) VRDO                                          1.65%    5/2/2002            10,000           10,000
Harris County TX GO                                            0.00%   10/1/2015(1)         17,545            8,868
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                             1.70%    5/2/2002             9,700            9,700
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                             1.70%    5/2/2002            21,680           21,680
Harris County TX Health Fac. Dev. Corp. Rev.
 (Texas Medical Center) VRDO                                   1.70%    5/2/2002(1)          1,000            1,000
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's
 Christian Assoc. of Greater Houston) VRDO                     1.70%    5/2/2002LOC          6,700            6,700
Harris County TX Hosp. Dist. Rev.                              6.00%   2/15/2013(1)         12,910           14,162
Harris County TX IDA (Shell Oil Co.) VRDO                      1.65%    5/2/2002             7,400            7,400
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  0.00%    9/1/2020(2)         16,695            6,032
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  0.00%    9/1/2029(2)         23,565            4,872
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  0.00%    9/1/2030(2)         12,940            2,505
Houston TX Water & Sewer System Rev.                          5.375%   12/1/2027(3)         37,000           37,085
Houston TX Water Conveyance System COP                         6.25%  12/15/2012(2)          8,340            9,622
Houston TX Water Conveyance System COP                         6.80%  12/15/2010(2)          5,490            6,484
Houston TX Water Conveyance System COP                         6.80%  12/15/2011(2)          8,910           10,591
Lower Colorado River Auth. TX Rev.                            5.625%    1/1/2015(4)(Prere.)  3,055            3,372
Lower Colorado River Auth. TX Rev.                            5.875%   5/15/2015(4)          8,000            8,681
Lower Colorado River Auth. TX Rev.                             6.00%   5/15/2013(4)         12,500           13,776

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.8%)
-------------------------------------------------------------------------------------------------------------------
Northeast Texas Hosp. Auth. (Northeast Medical Center)        5.625%   5/15/2017(4)         $7,425       $    7,680
Northeast Texas Hosp. Auth. (Northeast Medical Center)        5.625%   5/15/2022(4)          7,110            7,227
Northeast Texas Hosp. Auth. (Northeast Medical Center)         6.00%   5/15/2009(4)          3,945            4,387
Northeast Texas Hosp. Auth. (Northeast Medical Center)         6.00%   5/15/2010(4)          2,000            2,230
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2014(1)         35,000           18,895
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2015(1)         17,000            8,595
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2016(1)         13,650            6,448
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2017(1)         15,000            6,625
Texas Turnpike Auth. Dallas Northway Rev.
 (President George Bush Turnpike)                              0.00%    1/1/2010(2)          6,000            4,249
Texas Water Dev. Board GO                                      5.75%    8/1/2026             5,595            5,860
Texas Water Dev. Board GO                                      5.75%    8/1/2032            10,380           10,828
Texas Water Dev. Board Rev.                                    5.50%   7/15/2021             9,825           10,065
Texas Water Finance Assistance GO                              5.50%    8/1/2024             7,850            8,000
                                                                                                  -----------------
                                                                                                            317,803
                                                                                                  -----------------
UTAH (0.9%)
Intermountain Power Agency Utah Power Supply Rev.              5.75%    7/1/2019(1)         23,000           24,254
                                                                                                  -----------------
WASHINGTON (1.3%)
Chelan County WA Public Util. Chelan Hydro
 Consolidated System Rev.                                      6.05%    7/1/2032(1)         19,440           20,428
Chelan County WA Public Util. Dist. (Rock Island Hydro)        0.00%    6/1/2009(1)         10,950            8,022
Chelan County WA Public Util. Dist. (Rock Island Hydro)        0.00%    6/1/2015(1)         12,585            6,445
                                                                                                  -----------------
                                                                                                             34,895
                                                                                                  -----------------
WEST VIRGINIA (1.0%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)     7.00%    7/1/2011(1)          7,325            8,922
West Virginia Building Comm. Rev. (Jail & Correction Fac.)     7.00%    7/1/2012(1)          7,840            9,627
West Virginia Hosp. Finance Auth. Rev.
 (Charleston Medical Center)                                   5.75%    9/1/2013(1)          8,000            8,518
                                                                                                  -----------------
                                                                                                             27,067
                                                                                                  -----------------
WYOMING (0.1%)
Lincoln County WY PCR (Exxon) VRDO                             1.65%    5/2/2002             1,500            1,500
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $2,640,610)                                                                                        2,816,190
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.8%)
-------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         39,114
Liabilities                                                                                                 (87,972)
                                                                                                  -----------------
                                                                                                            (48,858)
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                        $2,767,332
===================================================================================================================

*SEE NOTE A IN NOTES TO FINANCIAL STATEMENTS.
FOR KEY TO ABBREVIATIONS AND OTHER REFERENCES, SEE PAGE 98.

================================================================================
INSURED LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,599,542
Undistributed Net Investment Income                                          --
Overdistributed Net Realized Gains                                       (7,790)
Unrealized Appreciation--Note F                                         175,580
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,767,332
================================================================================
Investor Shares--Net Assets
Applicable to 149,844,878 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                            $1,878,846
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $12.54
================================================================================
Admiral Shares--Net Assets
Applicable to 70,860,117 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)                                              $888,486
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $12.54
================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (99.0%)
-------------------------------------------------------------------------------------------------------------------
ALASKA (0.5%)
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO        1.65%   5/2/2002            $9,750       $    9,750
                                                                                                  -----------------
ARIZONA (1.0%)
Arizona School Fac. Board Rev.
 (State School Improvement)                                    5.50%    7/1/2017             9,610           10,199
Scottsdale AZ IDA (Memorial Hosp.)                             6.00%    9/1/2012(2)          4,000            4,377
Scottsdale AZ IDA (Memorial Hosp.)                            6.125%    9/1/2017(2)          4,700            5,111
                                                                                                  -----------------
                                                                                                             19,687
                                                                                                  -----------------
CALIFORNIA (7.7%)
Anaheim CA Public Finance Auth. Lease Rev.                     6.00%    9/1/2013(4)          7,000            8,106
Anaheim CA Public Finance Auth. Lease Rev.                     6.00%    9/1/2014(4)          2,500            2,890
California Dept. of Veteran Affairs Rev.                       5.45%   12/1/2019(2)          5,980            6,283
California GO                                                  6.00%    4/1/2018             5,000            5,597
California GO                                                  6.25%    9/1/2012             5,000            5,825
California Health Fac. Finance Auth. Rev.
 (Cedars-Sinai Medical Center)                                 6.25%   12/1/2034             5,000            5,261
California Public Works Board Lease Rev.
 (Community College)                                          5.625%    3/1/2016(2)         11,370           12,004
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                       5.10%   5/17/2010            10,000           10,252
Foothill/Eastern Corridor Agency California Toll Road Rev.     0.00%    1/1/2028            24,000            5,728
Fresno CA Sewer Rev.                                           6.25%    9/1/2010(2)          6,395            7,445
os Angeles CA Dept. of Water & Power Rev.                      5.25%    7/1/2015             5,140            5,427
Los Angeles CA Harbor Dept. Rev.                               5.50%    8/1/2015(2)          4,670            4,932
Los Angeles County CA Public Works Financing Auth. Rev.        5.50%   10/1/2011             5,000            5,377
Los Angeles County CA Public Works Financing Auth. Rev.        5.50%   10/1/2012             6,750            7,228
San Bernardino CA Medical Center COP                           5.50%    8/1/2024(1)         11,295           11,491
San Bernardino CA Medical Center COP                          6.875%    8/1/2024(ETM)       18,000           22,387
San Diego CA Unified School Dist. GO                           0.00%    7/1/2012(3)          5,420            3,396
San Diego CA Unified School Dist. GO                           0.00%    7/1/2013(3)          7,160            4,220
San Francisco CA City & County International Airport Rev.      5.50%    5/1/2017(1)          6,570            6,835
San Francisco CA City & County International Airport Rev.      5.50%    5/1/2018(1)          6,945            7,169
Southern California Public Power Auth. Rev.
 (Transmission Project)                                        0.00%    7/1/2014             8,500            4,666
                                                                                                  -----------------
                                                                                                            152,519
                                                                                                  -----------------
COLORADO (5.3%)
Colorado Dept. of Transp. Rev.                                 5.50%   6/15/2016(1)          6,000            6,429
Colorado Dept. of Transp. Rev.                                 6.00%   6/15/2012(2)         20,000           22,483
Colorado Springs CO Util. System Rev.                         5.375%  11/15/2015            14,920           15,828
Colorado Springs CO Util. System Rev. VRDO                     1.65%    5/2/2002             3,600            3,600
Denver CO City & County Airport Rev.                           5.50%  11/15/2016(3)         10,000           10,307
Denver CO City & County Airport Rev.                           6.00%  11/15/2013(2)          7,090            7,737
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2013(1)         10,000            5,751
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2016(1)         10,185            4,818
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2020(1)         15,165            5,548
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2025(1)          9,700            2,607
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2026(1)         25,000            6,247
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2030(1)         10,000            1,995
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2031(1)         15,000            2,822

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2032(1)        $10,000       $    1,772
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2033(1)         45,760            7,651
                                                                                                  -----------------
                                                                                                            105,595
                                                                                                  -----------------
CONNECTICUT (0.7%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)         5.95%    9/1/2028             3,700            3,746
Connecticut GO                                                5.125%  11/15/2015            10,000           10,449
                                                                                                  -----------------
                                                                                                             14,195
                                                                                                  -----------------
DISTRICT OF COLUMBIA (1.4%)
District of Columbia GO                                        0.00%    6/1/2012(1)         19,000           11,785
District of Columbia GO                                        5.40%    6/1/2012(2)          5,000            5,305
District of Columbia GO                                        6.00%    6/1/2011(1)          8,990           10,190
District of Columbia GO                                        6.75%    6/1/2005(1)             40               40
                                                                                                  -----------------
                                                                                                             27,320

FLORIDA (1.4%)
Dade County FL Water & Sewer System Rev. VRDO                  1.70%    5/8/2002(3)            500              500
Orange County FL School Board COP                             5.375%    8/1/2007(1)(Prere.)  5,000            5,153
Sunrise FL Util. System Rev.                                   5.50%   10/1/2018(2)         12,000           12,932
Tallahassee FL Health Fac. Rev.
 (Tallahassee Memorial Healthcare, Inc.)                      6.375%   12/1/2030            10,000           10,134
                                                                                                  -----------------
                                                                                                             28,719
                                                                                                  -----------------
GEORGIA (4.8%)
Atlanta GA Airport Fac. Rev.                                  5.875%    1/1/2015(3)           7,750           8,437
Atlanta GA Airport Fac. Rev.                                  5.875%    1/1/2017(3)           7,500           8,099
Atlanta GA Airport Fac. Rev.                                   6.25%    1/1/2013(3)           8,000           8,884
Atlanta GA Water & Wastewater Rev.                             5.50%   11/1/2022(3)          10,000          10,650
Burke County GA Dev. Auth. PCR
 (Georgia Power Co. Plant Vogtle)VRDO                          1.80%    5/2/2002             9,800            9,800
College Park GA IDA Lease Rev. (Civic Center)                  7.00%    9/1/2010(ETM)       11,500           13,443
Fulton County GA COP                                           6.00%   11/1/2015(2)          4,815            5,354
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev.   6.25%    7/1/2018            12,170           14,049
Monroe County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                 1.75%    5/2/2002(2)         16,085           16,085
                                                                                                  -----------------
                                                                                                             94,801
                                                                                                  -----------------
HAWAII (1.5%)
Hawaii Airport System Rev.                                     5.75%    7/1/2016(3)          5,000            5,273
Hawaii Airport System Rev.                                     5.75%    7/1/2017(3)          5,000            5,239
Hawaii Dept. of Budget & Finance
 (Hawaii Electric Co. Inc.)                                    5.75%   12/1/2018(2)         12,470           12,975
Hawaii GO                                                     5.875%   10/1/2010(1)(Prere.)  6,080            6,874
                                                                                                  -----------------
                                                                                                             30,361
                                                                                                  -----------------
ILLINOIS (6.3%)
Chicago IL Board of Educ. GO                                   0.00%   12/1/2013(2)          5,000            2,821
Chicago IL Board of Educ. GO                                   0.00%   12/1/2014(2)          5,000            2,649
Chicago IL Board of Educ. GO                                   0.00%   12/1/2029(3)         10,000            2,027
Chicago IL GO (City Colleges Improvement)                      0.00%    1/1/2016(3)          8,500            4,152
Chicago IL Metro. Water Reclamation Dist. GO                   7.00%    1/1/2011            20,000           23,920
Chicago IL Neighborhoods Alive GO                              5.50%    1/1/2036(3)          6,400            6,462
Chicago IL Neighborhoods Alive GO                              5.75%    1/1/2040(3)         16,690           17,351
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                        6.375%    5/1/2013            15,000            7,968
Chicago IL Public Building Comm. GO                            7.00%    1/1/2020(1)(ETM)     6,000            7,364
Chicago IL School Finance Auth. GO                             5.50%    1/1/2031(2)          8,750            8,861
Chicago IL Water Rev. VRDO                                     1.65%    5/8/2002LOC          2,040            2,040

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)           7.40%   12/1/2024(1)         $8,150       $    9,178
Illinois Sales Tax Rev.                                       6.125%   6/15/2010(Prere.)     4,500            5,154
Metro. Pier & Exposition Auth. Illinois
 Dedicated Sales Tax Rev.                                      0.00%  12/15/2014(1)         16,100            8,567
Metro. Pier & Exposition Auth. Illinois
 Dedicated Sales Tax Rev.                                      6.75%    6/1/2010(1)          6,000            6,934
Univ. of Illinois Rev.                                         0.00%    4/1/2012(1)          5,795            3,624
Will County IL Community School Dist.                          0.00%   11/1/2013(4)         10,000            5,743
                                                                                                  -----------------
                                                                                                            124,815
                                                                                                  -----------------
INDIANA (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)           6.90%    7/1/2011            16,875           19,596
                                                                                                  -----------------
KENTUCKY (1.3%)
Kentucky Property & Building Comm. Rev.                       5.375%    8/1/2016(4)         13,870           14,576
Kentucky Property & Building Comm. Rev.                        5.75%   10/1/2014             6,405            6,979
Louisville & Jefferson County KY Metro. Sewer Dist.            5.75%   5/15/2033(3)          5,000            5,242
                                                                                                  -----------------
                                                                                                             26,797
                                                                                                  -----------------
LOUISIANA (2.3%)
De Soto Parish LA PCR (Southwestern Electric Power Co.)        7.60%    1/1/2019            24,300           25,443
Louisiana GO                                                   5.50%   5/15/2014(3)          6,180            6,654
Louisiana GO                                                   5.75%  11/15/2014(3)          9,855           10,757
New Orleans LA GO                                              0.00%    9/1/2016(2)          5,785            2,748
                                                                                                  -----------------
                                                                                                             45,602
                                                                                                  -----------------
MARYLAND (1.2%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Medlantic/Helix)                                             5.25%   8/15/2038(4)         17,500           16,449
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                            6.75%    7/1/2030             7,500            8,081
                                                                                                  -----------------
                                                                                                             24,530
                                                                                                  -----------------

MASSACHUSETTS (7.2%)
Massachusetts Bay Transp. Auth. Rev.                           7.00%    3/1/2021            15,000           18,427
Massachusetts GO                                              5.375%   10/1/2018            10,000           10,345
Massachusetts GO                                               5.75%    5/1/2002(Prere.)     5,000            5,101
Massachusetts GO                                               5.75%   6/15/2014            10,000           10,922
Massachusetts GO VRDO                                          1.60%    5/2/2002            25,900           25,900
Massachusetts GO VRDO                                          1.70%    5/2/2002             4,100            4,100
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                            5.625%    7/1/2020             2,575            2,388
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.70%    7/1/2015             9,705            9,528
Massachusetts Port Auth. Rev.                                  5.00%    7/1/2018             3,500            3,398
Massachusetts Port Auth. Special Fac. Rev.
 (Delta Airlines Inc.)                                         5.50%    1/1/2017(2)          6,470            6,635
Massachusetts Water Resources Auth. Rev.                       5.50%   7/15/2002(Prere.)     5,000            5,041
Massachusetts Water Resources Auth. Rev.                       6.50%   7/15/2019            32,000           37,862
Massachusetts Water Resources Auth. Rev. VRDO                  1.65%    5/8/2002(3)          4,100            4,100
                                                                                                  -----------------
                                                                                                            143,747
                                                                                                  -----------------
MICHIGAN (3.7%)
Detroit MI GO                                                 6.375%    4/1/2007             4,500            4,842
Detroit MI Sewer System Rev.                                   5.50%    7/1/2029(3)         18,000           18,996
Detroit MI Sewer System Rev.                                   5.75%    1/1/2010(3)(Prere.)  5,000            5,613
Grand Rapids MI Tax Increment Rev. (Downtown Project)         6.875%    6/1/2024(1)          7,500            8,219

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
Michigan Building Auth. Rev.                                   5.50%   10/5/2016           $ 5,500       $    5,846
Michigan Hosp. Finance Auth. Rev.
 (Sparrow Obligated Group)                                     5.50%  11/15/2021             1,435            1,393
Michigan Hosp. Finance Auth. Rev.
 (Sparrow Obligated Group)                                     5.75%  11/15/2016             2,000            2,080
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                 5.875%   10/1/2015             9,250           10,244
Michigan Muni. Bond Auth. Rev.
 (Clean Water Revolving Fund)                                 5.875%   10/1/2016             7,980            8,802
Univ. of Michigan Hosp. Rev. VRDO                              1.70%    5/2/2002             7,600            7,600
                                                                                                  -----------------
                                                                                                             73,635
                                                                                                  -----------------
MISSISSIPPI (1.2%)
Jackson County MS PCR (Chevron USA Inc.) VRDO                  1.70%    5/2/2002               500              500
Jackson County MS Port Fac. (Chevron USA Inc.) VRDO            1.65%    5/2/2002             2,800            2,800
Mississippi GO                                                 6.00%   11/1/2009(Prere.)    18,050           20,596
                                                                                                  -----------------
                                                                                                             23,896
                                                                                                  -----------------
MISSOURI (1.0%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Anthony's Medical Center)                                6.25%   12/1/2030             6,750            6,966
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal-;Presbyterian Hosp.)                    5.25%   12/1/2026(4)          4,000            3,999
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Episcopal-;Presbyterian Hosp.)                    5.50%   12/1/2016(4)          4,195            4,427
St. Louis MO Airport Rev. Airport Dev. Program                5.625%    7/1/2016(1)          5,220            5,552
                                                                                                  -----------------
                                                                                                             20,944
                                                                                                  -----------------
NEVADA (1.9%)
Clark County NV Airport Improvement Rev.
 (Las Vegas McCarran International Airport) VRDO               1.65%    5/8/2002(1)          7,800            7,800
Clark County NV Passenger Fac. Rev.
 (Las Vegas McCarran International Airport)                   5.375%    7/1/2014(1)         14,780           15,508
Humboldt County NV PCR (Idaho Power Co.)                       8.30%   12/1/2014             9,100           10,100
Truckee Meadows NV Water Auth. Rev.                            5.50%    7/1/2016(4)          5,000            5,303
                                                                                                  -----------------
                                                                                                             38,711
                                                                                                  -----------------
NEW HAMPSHIRE (1.7%)
Manchester NH General Airport Rev.                            5.625%    1/1/2030(4)         23,000           23,522
New Hampshire Business Finance Auth. PCR
 (Public Service Co. of New Hampshire)                         6.00%    5/1/2021            10,000            9,916
                                                                                                  -----------------
                                                                                                             33,438
                                                                                                  -----------------
NEW JERSEY (3.0%)
New Jersey Sports & Exposition Auth. Rev.                      6.50%    3/1/2013            10,000           11,680
New Jersey Sports & Exposition Auth. Rev.                      6.50%    3/1/2019            16,745           17,140
New Jersey Transp. Corp. COP                                   5.50%   9/15/2012(2)          5,000            5,520
New Jersey Transp. Corp. COP                                   6.00%   9/15/2015(2)         13,000           14,434
New Jersey Turnpike Auth. Rev.                                5.625%    1/1/2015(1)         10,000           10,749
                                                                                                  -----------------
                                                                                                             59,523
                                                                                                  -----------------
NEW MEXICO (0.7%)
New Mexico Highway Comm. Tax Rev.                              6.00%   6/15/2013             3,000            3,341
New Mexico Hosp. Equipment Loan Council Hosp. System Rev.
 (Presbyterian Healthcare Services)                            5.50%    8/1/2030            10,000            9,789
                                                                                                  -----------------
                                                                                                             13,130
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
NEW YORK (7.8%)
Babylon NY Waste Water Fac. GO                                 9.00%    8/1/2008(3)         $4,900       $    6,288
Babylon NY Waste Water Fac. GO                                 9.00%    8/1/2009(3)          2,800            3,659
Babylon NY Waste Water Fac. GO                                 9.00%    8/1/2010(3)          4,900            6,517
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                     5.25%    4/1/2026(1)          4,675            4,732
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                     6.00%    4/1/2020(1)          6,165            6,975
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              5.70%    7/1/2017(1)          8,320            8,983
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev.                                     5.75%   6/15/2026             3,500            3,691
New York City NY Muni. Water Finance Auth.
  Water & Sewer System Rev. VRDO                               1.60%    5/2/2002(3)          3,700            3,700
New York City NY Muni. Water Finance Auth.
 Water & Sewer System Rev. VRDO                                1.65%    5/2/2002(3)          4,400            4,400
New York City NY Transitional Finance Auth. Rev.               5.00%    5/1/2017             2,500            2,526
New York City NY Transitional Finance Auth. Rev.               6.25%  11/15/2017             5,000            5,641
New York City NY Transitional Finance Auth. Rev. VRDO          1.65%    5/8/2002             3,800            3,800
New York State Dormitory Auth. Rev.
 (Sloan-Kettering Cancer Center)                               5.75%    7/1/2020(1)          7,500            8,270
New York State Dormitory Auth. Rev. (State Univ.)              7.50%   5/15/2011            18,900           22,922
New York State Local Govt. Assistance Corp.                   5.375%    4/1/2012             5,275            5,574
New York State Local Govt. Assistance Corp.                    5.40%    4/1/2013            13,125           13,820
New York State Local Govt. Assistance Corp.                    5.40%    4/1/2015             5,700            5,949
Triborough Bridge & Tunnel Auth. New York Rev.                 5.00%    1/1/2015(4)          5,000            5,160
Triborough Bridge & Tunnel Auth. New York Rev.                 5.00%    1/1/2016(4)          5,000            5,118
Triborough Bridge & Tunnel Auth. New York Rev.                 5.00%    1/1/2024             6,845            6,685
Triborough Bridge & Tunnel Auth. New York Rev.                 5.50%    1/1/2030             7,750            7,974
Triborough Bridge & Tunnel Auth. New York Rev.                6.125%    1/1/2021            10,000           11,433
                                                                                                  -----------------
                                                                                                            153,817
                                                                                                  -----------------
NORTH CAROLINA (1.0%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)         5.25%   10/1/2024             5,000            4,809
North Carolina Eastern Muni. Power Agency Rev.                 6.50%    1/1/2018(ETM)        4,625            5,512
North Carolina Eastern Muni. Power Agency Rev.                 7.50%    1/1/2009             4,935            6,080
Winston-Salem NC Water & Sewer System Rev.                     5.50%    6/1/2016             3,000            3,216
                                                                                                  -----------------
                                                                                                             19,617
                                                                                                  -----------------
OHIO (1.3%)
Hamilton County OH Hosp. Fac. Rev. (Health Alliance
 of Greater Cincinnati) VRDO                                   1.58%    5/8/2002(1)         11,959           11,959
Kent State Univ. Ohio VRDO                                     1.60%    5/8/2002(1)          2,500            2,500
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.625%   10/1/2016             3,000            3,116
Lorain County OH Hosp. Fac. Rev.
 (Catholic Healthcare Partners)                               5.625%   10/1/2017             2,260            2,334
Ohio Air Quality Dev. Auth. (Cincinnati Gas &
 Electric Co.) VRDO                                            1.70%    5/2/2002LOC          3,850            3,850
Ohio Water Dev. Auth. Rev. (Mead Corp.) VRDO                   1.57%    5/2/2002LOC          1,400            1,400
                                                                                                  -----------------
                                                                                                             25,159
                                                                                                  -----------------
OREGON (1.0%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.25%    5/1/2021             5,000            4,976
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.50%   2/15/2014             5,580            5,864

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                              5.50%    7/1/2014(3)         $3,865       $    4,068
Port Auth. of Portland OR Airport Rev.
 (Portland International Airport)                              5.50%    7/1/2016(3)          4,305            4,468
                                                                                                  -----------------
                                                                                                             19,376
                                                                                                  -----------------

PENNSYLVANIA (3.4%)
Chester County PA Health & Educ. Fac. Auth. Rev.
 (Chester County Hosp.)                                        6.75%    7/1/2031             3,000            2,780
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                               6.10%    7/1/2013            15,000           15,347
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System) VRDO                     1.65%    5/2/2002               300              300
Pennsylvania Housing Finance Agency Rev.                       7.50%    7/1/2006             3,890            3,983
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hosp.) VRDO                                       1.70%    5/2/2002             6,200            6,200
Philadelphia PA Water & Waste Water Rev.                       7.00%   6/15/2010(3)         20,000           23,896
Pittsburgh PA GO                                               5.25%    9/1/2016(3)          3,845            3,955
Pittsburgh PA Water & Sewer Auth. Rev.                         6.50%    9/1/2013(3)         10,000           11,888
                                                                                                  -----------------
                                                                                                             68,349
                                                                                                  -----------------
PUERTO RICO (0.8%)
Puerto Rico Electric Power Auth. Rev.                          5.25%    7/1/2014(1)          2,000            2,122
Puerto Rico Electric Power Auth. Rev.                          5.25%    7/1/2014(4)          2,000            2,122
Puerto Rico Public Finance Corp.                               6.00%    8/1/2026            11,000           12,091
                                                                                                  -----------------
                                                                                                             16,335
                                                                                                  -----------------
SOUTH CAROLINA (1.7%)
Piedmont SC Muni. Power Agency Rev.                            6.50%    1/1/2015(3)         12,210           14,238
Piedmont SC Muni. Power Agency Rev.                            6.50%    1/1/2015(3)(ETM)     2,035            2,425
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement
 Rev. (Palmetto Health Alliance)                              7.125%  12/15/2015             5,000            5,348
South Carolina Transp. Infrastructure Rev.                     5.75%   10/1/2015(1)         10,790           11,703
                                                                                                  -----------------
                                                                                                             33,714
                                                                                                  -----------------
TENNESSEE (1.0%)
Knoxville TN Health, Educ. & Housing Board Rev.
 (Univ. Health System, Inc.)                                  5.625%    4/1/2024            19,750           19,371
                                                                                                  -----------------
TEXAS (19.2%)
Austin TX Combined Util. System Rev.                           0.00%   5/15/2017(3)          4,900            2,211
Brazos County TX Health Dev. (Franciscan Service Corp.)       5.375%    1/1/2022(1)          5,750            5,751
Brazos River Auth. Texas PCR (Texas Utility Electric Co.)
 PUT                                                           5.75%   11/1/2011            10,000           10,100
Dallas-Fort Worth TX International Airport Fac.
 Improvement Corp. Rev. (American  Airlines)                   5.95%   11/1/2003             6,810            7,000

Harris County TX GO                                            0.00%   10/1/2014(1)          5,550            2,995
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                             1.70%    5/2/2002             6,500            6,500
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                             1.70%    5/2/2002            21,970           21,970
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's
 Christian Assoc. of Greater Houston) VRDO                     1.70%    5/2/2002LOC          5,500            5,500
Harris County TX IDA (Shell Oil Co.) VRDO                      1.65%    5/2/2002             4,500            4,500
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                   6.75%    7/1/2029            11,250           10,210
Houston TX GO                                                  5.75%    3/1/2014(4)          3,000            3,252

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Houston TX GO                                                  5.75%    3/1/2015(4)         $3,000       $    3,239
Houston TX GO                                                  5.75%    3/1/2016(4)          4,500            4,832
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  0.00%    9/1/2018(2)         16,285            6,723
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  0.00%    9/1/2021(2)         22,720            7,693
Houston TX Hotel Occupancy Tax & Special Rev.
 (Convention & Entertainment)                                  5.50%    7/1/2005(4)(Prere.) 16,760           18,233
Houston TX Independent School Dist. Lease Rev.                 0.00%   9/15/2012(2)          6,150            3,748
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2012(2)         20,500           12,382
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2023(4)         11,000            3,229
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2024(4)         65,500           16,838
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2027            24,815            5,682
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2028(4)          4,000              864
Houston TX Water & Sewer System Rev.                           5.50%   12/1/2015(4)         10,000           10,627
Lewisville TX Independent School Dist.                         0.00%   8/15/2016             5,630            2,677
Lewisville TX Independent School Dist.                         0.00%   8/15/2017             6,940            3,086
Lower Colorado River Auth. TX Rev.                            5.875%   5/15/2015(4)          5,500            5,968
Lower Colorado River Auth. TX Rev.                            5.875%   5/15/2016(4)         27,500           29,736
Lower Colorado River Auth. TX Rev.                             6.00%   5/15/2011(4)         12,605           14,045
Round Rock TX Independent School Dist. GO                      0.00%   8/15/2011(1)          5,000            3,253
San Antonio TX Electric & Gas Rev.                             5.00%    2/1/2017             3,285            3,285
San Antonio TX Electric & Gas Rev.                             5.75%    2/1/2016            11,435           12,214
San Antonio TX GO                                              5.25%    2/1/2019             7,500            7,594
Texas City TX IDA (ARCO Pipeline)                             7.375%   10/1/2020            17,000           21,104
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2013(1)         39,670           22,789
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2015(1)         16,740            8,464
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2017(1)         39,970           17,654
Texas TRAN                                                     3.75%   8/29/2002            20,000           20,139
Texas Water Dev. Board Rev.                                    6.50%   7/15/2010            17,425           20,274
Texas Water Dev. Board Rev.                                    7.05%    8/1/2025             5,655            6,146
Tomball TX Hosp. Auth. Rev.                                    6.00%    7/1/2025             3,600            3,486
Tomball TX Hosp. Auth. Rev.                                    6.00%    7/1/2029             5,000            4,799
                                                                                                  -----------------
                                                                                                            380,602
                                                                                                  -----------------
UTAH (0.2%)
Intermountain Power Agency Utah Power Supply Rev.              5.75%    7/1/2019(1)          3,000            3,164
                                                                                                  -----------------
VIRGIN ISLANDS (0.3%)
Virgin Islands Public Finance Auth. Rev.                       6.50%   10/1/2024             5,000            5,386
                                                                                                  -----------------
VIRGINIA (0.5%)
Virginia College Building Auth. Educ. Fac. Rev.
 (Washington & Lee Univ.)                                      5.75%    1/1/2034             9,540           10,492
                                                                                                  -----------------
WASHINGTON (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)        0.00%    6/1/2014(1)          5,000            2,733
Chelan County WA Public Util. Dist. (Rock Island Hydro)        0.00%    6/1/2017(1)         11,685            5,238
Chelan County WA Public Util. Dist. (Rock Island Hydro)        0.00%    6/1/2018(1)         10,000            4,204
Port of Seattle WA Rev.                                       5.625%    2/1/2030(1)          7,735            7,911
Washington GO                                                 5.625%    7/1/2025             7,030            7,245
Washington GO                                                  6.75%    2/1/2015             3,450            4,142
                                                                                                  -----------------
                                                                                                             31,473
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
LONG-TERM TAX-EXEMPT FUND                                    COUPON         DATE             (000)            (000)
===================================================================================================================
WEST VIRGINIA (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)     7.00%    7/1/2014(1)         $8,975       $   11,117
                                                                                                  -----------------

WISCONSIN (1.8%)
Wisconsin Clean Water Rev.                                    6.875%    6/1/2011            20,500           24,255
Wisconsin GO                                                   5.75%    5/1/2011 (Prere.)   10,000           11,224
                                                                                                  -----------------
                                                                                                             35,479
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $1,871,764)                                                                                        1,964,762
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
-------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                         28,854
Liabilities                                                                                                  (9,941)
                                                                                                      -------------
                                                                                                             18,913
                                                                                                      -------------
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                        $1,983,675
===================================================================================================================

*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 98.

================================================================================
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                       $1,890,492
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                               185
Unrealized Appreciation--Note F                                           92,998
--------------------------------------------------------------------------------
NET ASSETS                                                            $1,983,675
================================================================================
Investor Shares--Net Assets
Applicable to 108,889,280 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)               $1,212,639
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $11.14
================================================================================
Admiral Shares--Net Assets
Applicable to 69,235,489 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)                 $771,036
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                 $11.14
================================================================================

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                   COUPON         DATE             (000)            (000)
===================================================================================================================
MUNICIPAL BONDS (101.9%)
-------------------------------------------------------------------------------------------------------------------
ALABAMA (1.6%)
Alabama Special Care Fac. (Baptist Health System)             5.875%  11/15/2026(1)         $5,000       $    5,163
Courtland AL Dev. Board Solid Waste Disposal Rev.
 (Champion International Corp.)                                6.70%   11/1/2029             9,500            9,868
Jefferson County AL Sewer Rev. (Capital Improvement)           5.50%    2/1/2040(3)         30,000           30,450
McIntosh AL IDR (Environmental Improvement)                   5.375%    6/1/2028            17,000           16,187
                                                                                                  -----------------
                                                                                                             61,668
                                                                                                  -----------------
ALASKA (0.3%)
Valdez AK Marine Terminal Rev. (Exxon Pipeline Co.) VRDO       1.65%    5/2/2002            14,900           14,900
                                                                                                  -----------------
ARIZONA (1.8%)
Maricopa County AZ Pollution Control Corp. PCR                6.375%    8/1/2015            30,000           31,543
Pima County AZ IDA Multi Family Mortgage
 (La Cholla Project)                                           8.50%    7/1/2020             6,365            6,756
Univ. of Arizona Board of Regents                              6.20%    6/1/2016            26,660           30,811
                                                                                                  -----------------
                                                                                                             69,110
                                                                                                  -----------------
ARKANSAS (0.1%)
North Little Rock AR Electric Rev.                             6.50%    7/1/2015(1)          3,450            4,105


CALIFORNIA (8.4%)
ABAG Finance Auth. for Non-Profit Corp. California
 Multifamily Rev. (Housing Archstone Redwood)                  5.30%   10/1/2008            10,000           10,184
California Dept. of Water Resources Water System Rev.          5.50%   12/1/2015             5,000            5,402
California Dept. of Water Resources Water System Rev.          5.50%   12/1/2017            10,000           10,659
California PCR Financing Auth. Rev.
 (Southern California Edison Co.) PUT                          7.00%   2/28/2008            30,000           30,004
California Statewide Community Dev. Auth. Multifamily Rev.
 (Archstone/LeClub)                                            5.30%    6/1/2008             5,000            5,091
California Statewide Community Dev. Auth. Multifamily Rev.
 (Archstone/Oak Ridge)                                         5.30%    6/1/2029             5,650            5,753
California Statewide Community Dev. Auth. Multifamily Rev.
 (Archstone/Pelican Hill)                                      5.30%    6/1/2008             5,000            5,091
California Statewide Community Dev. Auth. Multifamily Rev.
 (Archstone/River Meadows)                                     5.30%    6/1/2008             5,000            5,091
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                       5.10%   5/17/2010            22,000           22,554
California Statewide Community Dev. Auth. Rev.
 (Irvine Apartments) PUT                                       5.25%   5/15/2013            37,785           38,283
California Statewide Community Dev. Auth. Rev.
 (Kaiser Permanente)                                           4.35%    3/1/2007            13,500           13,560
California Veterans GO                                         5.20%   12/1/2010            22,000           22,936
California Veterans GO                                         5.25%   12/1/2011            43,000           44,967
Roseville CA North Central Roseville Community Fac. Dist.      5.40%    9/1/2008             1,950            2,028
Sacramento CA Muni. Util. Dist. Rev.                           5.25%    7/1/2028            18,000           17,797
San Bernardino CA Medical Center COP                          6.875%    8/1/2024(ETM)       25,220           31,366
San Bernardino CA Medical Center COP                           7.00%    8/1/2020            12,180           14,727
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.    0.00%   1/15/2009(1)          3,000            2,274
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.    0.00%   1/15/2025(1)         12,900            3,632
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.    0.00%   1/15/2026(1)         28,135            7,457
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.    0.00%   1/15/2036(1)          4,025              593

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                   COUPON         DATE             (000)            (000)
===================================================================================================================
Southern California Public Power Auth. Rev.                    6.00%    7/1/2018            $3,985       $    3,989
Tustin CA Unified School Dist. Community Fac.                  6.10%    9/1/2002             8,825            8,928
Tustin CA Unified School Dist. Community Fac.                 6.375%    9/1/2035             7,000            7,151
                                                                                                  -----------------
                                                                                                            319,517
                                                                                                  -----------------
COLORADO (3.1%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)  5.25%    9/1/2024            10,000            9,743
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)  5.50%    9/1/2011             7,775            8,313
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)  5.50%    9/1/2012             8,200            8,684
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)  5.50%    9/1/2013             3,000            3,154
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)  5.50%    9/1/2015             5,130            5,308
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)  5.50%    9/1/2017             5,215            5,314
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2008(1)         14,000           10,772
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2009(1)         16,195           11,743
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2010(1)          7,185            4,926
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2012(1)         26,795           16,378
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2013(1)          5,000            2,876
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2014(1)          8,000            4,324
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2015(1)          5,000            2,531
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2018(1)          5,000            2,074
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2023(1)          7,500            2,280
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2025(1)         10,000            2,688
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2030(1)         50,200           10,016
E-470 Public Highway Auth. Colorado Rev.                       0.00%    9/1/2033(1)         50,000            8,360
                                                                                                  -----------------
                                                                                                            119,484
                                                                                                  -----------------
CONNECTICUT (2.1%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)         5.85%    9/1/2028            39,975           40,473
Connecticut Dev. Auth. PCR (Connecticut Power & Light)         5.95%    9/1/2028             7,200            7,290
Connecticut GO                                                5.375%   4/15/2014             7,180            7,733
Connecticut GO                                                5.375%   4/15/2015            10,000           10,696
Connecticut GO                                                5.375%   4/15/2016             5,000            5,303
Connecticut GO                                                5.375%   4/15/2017             5,000            5,258
Connecticut Special Tax Obligation Rev.
 (Transp. Infrastructure)                                      5.25%   11/1/2015(4)          5,880            6,163
                                                                                                  -----------------
                                                                                                             82,916
                                                                                                  -----------------
DISTRICT OF COLUMBIA (1.2%)
District of Columbia GO                                        6.00%    6/1/2012(1)          7,000            7,970
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2009(3)          6,795            7,219
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2010(3)          7,270            7,677
Metro. Washington Airports Auth. Airport System Rev.           5.70%   10/1/2007(1)         12,900           13,635
Metro. Washington Airports Auth. Airport System Rev.          5.875%   10/1/2015(1)          7,400            7,701
                                                                                                  -----------------
                                                                                                             44,202
                                                                                                  -----------------

FLORIDA (3.5%)
Broward County FL School Board COP                            5.375%    7/1/2016(4)          8,240            8,669
Citrus County FL PCR (Florida Power Corp.)                     6.35%    2/1/2022             6,500            6,648
Collier County FL Health Fac. Auth. Hosp. Rev.
 (Cleveland Clinic Health System) VRDO                         1.65%    5/2/2002             9,100            9,100
Dade County FL Water & Sewer System Rev. VRDO                  1.70%    5/8/2002(3)          1,300            1,300
Florida Board of Educ. Capital Outlay                          5.00%    6/1/2031(3)         10,120            9,774
Jacksonville FL Electric Auth. Rev. (Electric System) VRDO     1.70%    5/2/2002             5,600            5,600
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)  5.75%  11/15/2011             1,475            1,489
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)  5.75%  11/15/2014             1,000              985
Lee County FL School Board COP                                 6.00%    8/1/2007(4)          5,820            6,478

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Northern Palm Beach County FL Improvement Dist.
 Water Control & Improvement Unit Dev.                         5.85%    8/1/2013            $2,365       $    2,395
Northern Palm Beach County FL Improvement Dist.
 Water Control & Improvement Unit Dev.                         6.00%    8/1/2029             2,000            1,979
Orlando FL Special Assessment Rev.
 (Conroy Road Interchange)                                     5.25%    5/1/2005               795              794
Orlando FL Special Assessment Rev.
 (Conroy Road Interchange)                                     5.50%    5/1/2010             1,000              997
Orlando FL Special Assessment Rev.
 (Conroy Road Interchange)                                     5.80%    5/1/2026             3,000            2,895
Orlando FL Util. Comm. Water & Electric Rev.                   6.75%   10/1/2017             2,200            2,655
Palm Beach County FL Airport System Rev.                       5.75%   10/1/2011(1)         13,645           15,256
Palm Beach County FL Airport System Rev.                       5.75%   10/1/2012(1)          9,560           10,662
Palm Beach County FL Airport System Rev.                       5.75%   10/1/2013(1)         10,445           11,639
Palm Beach County FL Airport System Rev.                       5.75%   10/1/2014(1)          8,500            9,466
Tallahassee FL Health Fac. Rev.
 (Tallahassee Memorial Healthcare, Inc.)                      6.375%   12/1/2030            23,000           23,309
                                                                                                  -----------------
                                                                                                            132,090
                                                                                                  -----------------
GEORGIA (1.4%)
Cartersville GA Water & Waste Water Fac.
 (Anheuser-Busch Cos., Inc.)                                   7.40%   11/1/2010             5,000            5,964
Dalton County GA Dev. Auth. (Hamilton Health Care System)      5.50%   8/15/2017(1)          5,000            5,359
Effingham County GA Dev. Auth. Solid Waste Disposal Rev.
 (Fort James)                                                 5.625%    7/1/2018            20,500           18,277
Georgia Muni. Electric Power Auth. Rev.                        6.60%    1/1/2018(1)          5,000            5,978
Monroe County GA Dev. Auth. PCR
 (Oglethorpe Power Corp.) VRDO                                 1.75%    5/2/2002(2)          2,830            2,830
Savannah GA Hosp. Auth. Rev. (Candler Hosp.)                   7.00%    1/1/2003(Prere.)    13,000           13,705
                                                                                                  -----------------
                                                                                                             52,113
                                                                                                  -----------------
HAWAII (0.6%)
Hawaii Harbor Capital Improvement Rev.                         5.50%    7/1/2027(1)         18,500           18,610
Honolulu HI City & County GO                                   0.00%    7/1/2017(3)          6,000            2,677
Honolulu HI City & County GO                                   0.00%    7/1/2018(3)          2,000              835
                                                                                                  -----------------
                                                                                                             22,122
                                                                                                  -----------------
ILLINOIS (3.8%)
Chicago IL GO                                                  0.00%    1/1/2026(1)         10,550            6,559
Chicago IL GO                                                  0.00%    1/1/2027(1)         10,075            6,273
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                         5.80%    5/1/2007            17,570            9,206
Chicago IL O'Hare International Airport Special Fac. Rev.
 (United Airlines) PUT                                        6.375%    5/1/2013            20,000           10,624
Chicago IL Public Building Comm. GO                            7.00%    1/1/2015(1)(ETM)     9,170           10,703
Chicago IL Public Building Comm. GO                            7.00%    1/1/2020(1)(ETM)    10,000           12,274
Chicago IL School Finance Auth. GO                             5.50%    1/1/2031(2)         20,000           20,253
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)           7.40%   12/1/2024(1)         20,000           22,523
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management)                                            5.05%    1/1/2010             4,000            3,818
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
 (Waste Management)                                            5.85%    2/1/2007            10,000           10,148
Illinois Health Fac. Auth. Rev. (Centegra Health System)       5.10%    9/1/2011(2)          3,105            3,251
Illinois Health Fac. Auth. Rev. (Centegra Health System)       5.25%    9/1/2018(2)          2,500            2,518

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                   COUPON         DATE             (000)            (000)
===================================================================================================================
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                            1.70%    5/2/2002            $6,500       $    6,500
Illinois Health Fac. Auth. Rev.
 (Northwestern Memorial Hosp.) VRDO                            1.75%    5/2/2002             5,000            5,000
Illinois Health Fac. Auth. Rev. (United Medical Center)       8.125%    7/1/2003(Prere.)     1,640            1,730
Illinois Health Fac. Auth. Rev.
 (Univ. of Chicago Hosp. & Health Systems) VRDO                1.70%    5/2/2002(1)          4,300            4,300
Illinois Sales Tax Rev.                                        5.50%   6/15/2016(3)          3,000            3,242
Illinois Sales Tax Rev.                                        5.75%   6/15/2019(3)          5,000            5,488
                                                                                                  -----------------
                                                                                                            144,410
                                                                                                  -----------------
INDIANA (2.0%)
Indiana Health Fac. Finance Auth. Rev.
 (Ancilla System, Inc.)                                       7.375%    7/1/2023            19,400           24,385
Indiana Office Building Comm. Rev. (Capitol Complex)           6.90%    7/1/2011            15,660           18,185
Indianapolis IN Local Public Improvement Rev.                  6.75%    2/1/2014            21,500           25,411
Indianapolis IN Local Public Improvement Rev.                  6.75%    2/1/2020             2,500            2,632
St. Joseph County IN Educ. Fac. Rev.
 (Univ. of Notre Dame Du Lac Project) VRDO                     1.65%    5/2/2002             4,000            4,000
                                                                                                  -----------------
                                                                                                             74,613
                                                                                                  -----------------
KANSAS (1.1%)
Kansas Dept. of Transp. Highway Rev. VRDO                      1.65%    5/2/2002             9,570            9,570
Overland Park KS Convention Center & Hotel Project            7.375%    1/1/2032             9,000            9,174
Overland Park KS Convention Center & Hotel Project             9.00%    1/1/2032            21,100           21,513
                                                                                                  -----------------
                                                                                                             40,257
                                                                                                  -----------------
KENTUCKY (0.5%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)     5.65%  1/1/2017(2)            8,000            8,313
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)     5.70%  1/1/2021(2)            2,000            2,057
Kentucky Property & Building Comm. Rev.                        5.80%  9/1/2006(Prere.)       3,100            3,200
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
 (Revitalization Project)                                      5.25%   7/1/2015(4)           6,000            6,267
                                                                                                  -----------------
                                                                                                             19,837
                                                                                                  -----------------
LOUISIANA (0.8%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)         5.45%    7/1/2010             5,000            4,858
West Feliciana Parish LA PCR (Entergy Gulf States Inc.) PUT    5.65%    9/1/2004            19,000           19,640
West Feliciana Parish LA PCR (Gulf States Util.)               9.00%    5/1/2015             4,000            4,124
                                                                                                  -----------------
                                                                                                             28,622
                                                                                                  -----------------
MAINE (0.2%)
Jay ME Solid Waste Disposal Rev                                6.20%    9/1/2019             6,250            6,300
                                                                                                  -----------------
MARYLAND (3.1%)
Hagerstown MD Energy Financing Administration
 Solid Waste Disp. Rev. (Hagerstown Fiber)                     9.00%  10/15/2016*           17,500            1,837
Maryland Econ. Dev. Corp. (Chesapeake Bay Conference Center)   7.75%   12/1/2031            25,000           23,620
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Medlantic/Helix)                                             5.25%   8/15/2038(4)         32,055           30,130
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                            5.25%    7/1/2028            10,320            9,813
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                            5.25%    7/1/2034            23,090           21,690

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                            5.75%    7/1/2021            $3,930       $    4,020
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                            6.00%    7/1/2022             3,000            3,092
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                            6.00%    7/1/2032             6,500            6,653
Maryland Health & Higher Educ. Fac. Auth. Rev.
 (Univ. of Maryland Medical System)                            6.75%    7/1/2030            15,000           16,161
                                                                                                  -----------------
                                                                                                            117,016
                                                                                                  -----------------
MASSACHUSETTS (6.3%)
Massachusetts Dev. Finance Agency Resource Recovery
 Rev. (Waste Management Inc.)                                  6.90%   12/1/2029             2,000            2,154
Massachusetts GO                                               5.75%   10/1/2010(Prere.)    10,000           11,255
Massachusetts GO                                               5.75%   10/1/2011            15,320           17,023
Massachusetts Health & Educ. Fac. Auth. (MIT) GO VRDO          1.50%    5/2/2002             2,600            2,600
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Caritas Christi Obligated Group)                             5.70%    7/1/2015            22,500           22,090
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Harvard University)                                          5.00%   7/15/2035            25,000           23,915
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial)                             6.50%    7/1/2011             6,900            7,320
Massachusetts Health & Educ. Fac. Auth. Rev.
 (Univ. of Massachusetts Memorial)                            6.625%    7/1/2032            17,000           17,004
Massachusetts Housing Finance Agency Rev.                      5.95%   10/1/2008(2)         27,485           28,521
Massachusetts Ind. Finance Agency Resource Recovery
  Rev. (Refusetech Inc.)                                       6.30%    7/1/2005            34,500           36,138
Massachusetts Ind. Finance Agency Solid Waste
 Disposal Rev. (Massachusetts Paper Co.)                       8.50%   11/1/2012*            5,098              663
Massachusetts Muni. Wholesale Electric Co.
 Power System Rev.                                             5.25%    7/1/2015(1)          7,535            7,860
Massachusetts Port Auth. Rev. (United Airlines) PUT            5.75%   10/1/2007            16,700            9,238
Massachusetts Water Resources Auth. Rev.                       6.50%   7/15/2019            43,700           51,705
Massachusetts Water Resources Auth. Rev. VRDO                  1.60%    5/8/2002(3)            200              200
Massachusetts Water Resources Auth. Rev. VRDO                  1.65%    5/8/2002(3)          4,300            4,300
                                                                                                  -----------------
                                                                                                            241,986
                                                                                                  -----------------
MICHIGAN (1.7%)
Dickinson County MI Memorial Hosp. System Rev.                7.625%   11/1/2005(Prere.)       590              638
Dickinson County MI Memorial Hosp. System Rev.                 8.00%   11/1/2004(Prere.)     5,700            6,525
Michigan Hosp. Finance Auth. Rev. (McLaren Health Care Corp.)  5.00%    6/1/2028            17,000           15,479
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group    5.625%  11/15/2031             3,250            3,165
Michigan Hosp. Finance Auth. Rev. (Sparrow Obligated Group    5.625%  11/15/2036             2,500            2,419
Michigan Housing Dev. Auth. Rev.                               6.30%    4/1/2004             6,500            6,678
Michigan Public Power Agency Rev. (Belle River)                5.50%    1/1/2013            27,000           27,704
Michigan Strategic Fund Limited Obligation Rev.
 (UTD Waste Systems)                                           5.20%    4/1/2010             1,500            1,454
                                                                                                  -----------------
                                                                                                             64,062
                                                                                                  -----------------
MINNESOTA (1.0%)
Minneapolis & St. Paul MN Metro. Airport                       5.20%    1/1/2024(2)         12,000           12,037
Rochester MN Health Care Fac. Rev. (Mayo Foundation)          5.375%  11/15/2018             8,850            9,079
Rochester MN Health Care Fac. Rev. (Mayo Foundation)           5.50%  11/15/2027             4,500            4,567

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                   COUPON         DATE             (000)            (000)
===================================================================================================================
Washington County MN Housing & Redev. Auth. Rev.
 (Woodland Park)                                               0.00%    5/1/2020            35,070            1,983
Washington County MN Housing & Redev. Auth. Rev.
 (Woodland Park)                                              9.75%     5/1/2020            10,035            9,527
                                                                                                  -----------------
                                                                                                             37,193
                                                                                                  -----------------

MISSISSIPPI (0.4%)
Jackson County MS PCR (Chevron USA Inc.) VRDO                  1.70%    5/2/2002               200              200
Jackson County MS Port Fac. (Chevron USA Inc.) VRDO            1.65%    5/2/2002            14,900           14,900
                                                                                                  -----------------
                                                                                                             15,100
                                                                                                  -----------------
MISSOURI (0.8%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
 (St. Luke's Mission Health System)                           5.375%  11/15/2016(1)          7,000            7,212
St. Louis MO IDA Senior Lien Rev.                              7.20%  12/15/2028             5,620            5,834
St. Louis MO IDA Senior Lien Rev.                              7.25%  12/15/2035            17,065           17,712
                                                                                                  -----------------
                                                                                                             30,758
                                                                                                  -----------------
NEBRASKA (1.5%)
Lancaster County NE Hosp. Auth. Rev.
 (BryanLGH Medical Center)                                     5.25%    6/1/2031(2)          5,500            5,492
Lincoln NE Lincoln Electric System Rev.                        5.25%    9/1/2016            21,345           22,321
Lincoln NE Lincoln Electric System Rev.                        5.25%    9/1/2017            22,370           23,204
Omaha Convention Hotel Corp. NE Rev. Convention Center        5.125%    4/1/2032(2)          8,000            7,855
                                                                                                  -----------------
                                                                                                             58,872
                                                                                                  -----------------
NEW HAMPSHIRE (0.4%)
New Hampshire Business Finance Auth. PCR
 (United Illuminating) PUT                                     4.55%    2/1/2004            10,000           10,112
New Hampshire Health & Higher Educ. Rev.
 (Catholic Medical Center)                                     6.00%    7/1/2017             6,580            6,580
                                                                                                  -----------------
                                                                                                             16,692
                                                                                                  -----------------
NEW JERSEY (5.8%)
Gloucester County NJ Improvement Auth. Solid
 Waste Resource Rev.                                           6.85%   12/1/2029             5,000            5,449
Gloucester County NJ Improvement Auth. Solid
 Waste Resource Rev.                                           7.00%   12/1/2029             1,500            1,634
Hudson County NJ Improvement Auth. Solid
 Waste Systems Rev.                                            6.00%    1/1/2029             7,500            6,912
Hudson County NJ Improvement Auth. Solid
 Waste Systems Rev.                                           6.125%    1/1/2019             2,000            1,899
Hudson County NJ Improvement Auth. Solid
 Waste Systems Rev.                                           6.125%    1/1/2029            16,000           14,691
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.       5.875%    7/1/2004(1)(Prere.)  8,000            8,723
New Jersey Econ. Dev. Auth. (Presbyterian Home
 at Montgomery Project)                                       6.375%   11/1/2031            10,000            9,930
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road
 Landfill-DST Project Elizabeth)                              6.375%    4/1/2018             2,250            2,503
New Jersey Econ. Dev. Auth. Rev. (Kapkowski Road
 Landfill-DST Project Elizabeth)                              6.375%    4/1/2031            30,500           33,930
New Jersey Econ. Dev. Auth. Special Fac. Rev.
 (Continental Airlines, Inc.)                                 6.625%   9/15/2012            26,400           25,107
New Jersey Econ. Dev. Auth. Special Fac. Rev.
 (Continental Airlines, Inc.)                                  7.00%  11/15/2030            15,000           14,541
New Jersey Sports & Exposition Auth. Rev.                      6.50%    3/1/2013            15,000           17,520

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
New Jersey Transit Corp. Capital GAN                           5.50%    2/1/2009(2)        $61,405       $   62,898
New Jersey Transp. Trust Fund Auth. Rev.                       6.00%   6/15/2007(2)(Prere.) 10,000           11,377
Rutgers State Univ. NJ VRDO                                    1.50%    5/2/2002             5,100            5,100
                                                                                                  -----------------
                                                                                                            222,214
                                                                                                  -----------------
NEW MEXICO (2.0%)
New Mexico Highway Comm. Tax Rev.                              5.25%   6/15/2011            18,825           20,227
New Mexico Highway Comm. Tax Rev.                              5.25%   6/15/2013            17,515           18,504
New Mexico Highway Comm. Tax Rev.                              6.00%   6/15/2014            11,000           12,191
New Mexico Hosp. Equipment Loan Council Hosp.
 System Rev. (Presbyterian Healthcare Services)                5.50%   8/1/20302             7,550           26,968
                                                                                                  -----------------
                                                                                                             77,890
                                                                                                  -----------------
NEW YORK (8.8%)
Long Island NY Power Auth. Electric System Rev.                0.00%    6/1/2012(4)         13,000            8,381
Long Island NY Power Auth. Electric System Rev.                0.00%    6/1/2015(4)         10,000            5,396
Long Island NY Power Auth. Electric System Rev. VRDO           1.60%    5/2/2002             6,050            6,050
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                     4.75%    4/1/2028(3)         12,080           11,412
Metro. New York Transp. Auth. Rev.
 (Dedicated Petroleum Tax)                                     6.00%    4/1/2020(1)         18,000           20,366
Metro. New York Transp. Auth. Rev. (Service Contract)         7.375%    7/1/2008            22,870           26,065
Metro. New York Transp. Auth. Rev. (Transp. Fac.)             5.625%    7/1/2027            13,480           13,826
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              6.00%    7/1/2019            30,855           33,153
Metro. New York Transp. Auth. Rev. (Transp. Fac.)              6.00%    7/1/2024            13,000           13,847
New York City NY GO VRDO                                       1.65%    5/2/2002(1)          1,000            1,000
New York City NY Transitional Finance Auth. Rev. VRDO          1.65%    5/8/2002            17,790           17,790
New York State Dormitory Auth. Rev. (City Univ.)              6.375%    7/1/2008             1,340            1,376
New York State Dormitory Auth. Rev. (City Univ.)               7.50%    7/1/2010             5,500            6,496
New York State Dormitory Auth. Rev. (Cornell Univ.) VRDO       1.60%    5/2/2002             1,400            1,400
New York State Dormitory Auth. Rev. (State Univ.)              7.50%   5/15/2013            13,380           16,963
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                  4.90%   11/1/2010(1)          9,490            9,976
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                  5.00%   11/1/2011(1)          8,540            8,965
New York State Housing Finance Agency Rev.
 (Nursing Home & Health Care)                                  5.10%   11/1/2012(1)         10,425           10,928
New York State Local Govt. Assistance Corp.                    6.00%    4/1/2005(Prere.)     1,155            1,287
New York State Local Govt. Assistance Corp.                    6.00%    4/1/2016             5,245            5,554
Niagara County NY IDA Solid Waste Disposal Rev.               5.625%  11/15/2014             6,500            6,603
Niagara Falls NY (High School Fac.) COP                       5.875%   6/15/2019(1)          8,000            8,564
Port Auth. of New York & New Jersey Rev.                       5.50%   7/15/2014            13,620           14,160
Port Auth. of New York & New Jersey Rev.                       5.50%   7/15/2015            14,315           14,801
Port Auth. of New York & New Jersey Special Obligation
 Rev. (JFK International Airport)                              6.25%   12/1/2008(1)          4,000            4,514
Triborough Bridge & Tunnel Auth. New York Rev.                 5.50%    1/1/2017            10,000           10,874
Triborough Bridge & Tunnel Auth. New York Rev.
 (Convention Center)                                           7.25%    1/1/2010            13,500           15,736
Westchester County NY Health Care Corp. Rev.                  5.875%   11/1/2025            17,500           17,893
Westchester County NY Health Care Corp. Rev.                   6.00%   11/1/2030            21,000           21,591
                                                                                                  -----------------
                                                                                                            334,967
                                                                                                  -----------------
NORTH CAROLINA (2.9%)
New Hanover County NC Hosp. Rev.
 (New Haven Regional Medical Center)                           5.75%   10/1/2016(2)         12,500           13,242

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                   COUPON         DATE             (000)            (000)
===================================================================================================================
North Carolina Capital Fac. Finance Agency Rev.
 (Duke Univ. Project)                                          5.25%   10/1/2039           $35,000       $   34,743
North Carolina Eastern Muni. Power Agency Rev.                 6.50%    1/1/2018(ETM)        6,665            7,943
North Carolina GO VRDO                                         1.60%    5/8/2002            20,000           20,000
North Carolina Medical Care Comm. Health Care Fac.
 (The Presbyterian Homes, Inc.)                               6.875%   10/1/2021             4,000            4,159
North Carolina Medical Care Comm. Health Care Fac.
 (The Presbyterian Homes, Inc.)                                7.00%   10/1/2031            15,000           15,607
North Carolina Medical Care Comm. Retiremenet Fac.
 First Mortgage Rev. (United Methodist Retirement Home)        7.25%   6/1/2032(1)           3,000           13,530
                                                                                                  -----------------
                                                                                                            109,224
                                                                                                  -----------------
NORTHERN MARIANA ISLES (0.3%)
Northern Mariana Islands GO                                   7.375%    6/1/2030            10,500           10,593
                                                                                                  -----------------
OHIO (2.8%)
Butler County OH Transp. Improvement Dist. Rev.                5.50%    4/1/2009(4)          3,000            3,292
Cuyahoga County OH Econ. Dev.
 (Cleveland Orchestra) VRDO                                    1.70%    5/2/2002LOC            500              500
Cuyahoga County OH Hosp. Rev. VRDO
 (Cleveland Clinic Foundation)                                 1.70%    5/8/2002             9,800            9,800
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                                             5.20%   12/1/2006(9)          5,000            5,413
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                                             5.25%   12/1/2004(9)          2,250            2,397
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                                             5.35%   12/1/2008(9)          4,615            5,031
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                                            5.375%   12/1/2005(9)          2,400            2,590
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                                             5.40%   12/1/2009(9)          3,850            4,207
Montgomery County OH Hosp. Fac. Rev.
 (Grandview Hosp.)                                             5.75%   12/1/2007(9)          3,300            3,662
Ohio Air Quality Dev. Auth. (Cincinnati Gas &
 Electric Co.) VRDO                                            1.65%    5/2/2002LOC          5,800            5,800
Ohio Air Quality Dev. Auth. (Cincinnati Gas &
 Electric Co.) VRDO                                            1.70%    5/2/2002LOC          3,700            3,700
Ohio Air Quality Dev. Auth. PCR (Cleveland Electric) PUT       4.60%   10/1/2003             4,500            4,524
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) PUT          5.80%   12/1/2004            10,000           10,326
Ohio Air Quality Dev. Auth. (Timken Co.) VRDO                  1.75%    5/8/2002LOC          2,000            2,000
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT             4.60%   10/1/2003             3,550            3,569
Ohio Water Dev. Auth. PCR (Pennsylvania Power Co.) PUT         5.90%   12/4/2004             5,200            5,382
Ohio Water Dev. Auth. PCR (Toledo-Edison) PUT                  5.58%   6/15/2004            18,800           18,988
Parma OH Hosp. Improvement Rev.
 (Parma Community General Hosp.)                               5.35%   11/1/2018             2,500            2,427
Scioto County OH Marine Terminal Fac.
 (Norfolk Southern Corp.)                                      5.30%   8/15/2013            14,750           14,633
                                                                                                  -----------------
                                                                                                            108,241
                                                                                                  -----------------
OKLAHOMA (1.7%)
Jackson County OK Memorial Hosp. Auth. Rev.
 (Jackson Memorial)                                            6.75%    8/1/2004             2,270            2,261
Jackson County OK Memorial Hosp. Auth. Rev.
 (Jackson Memorial)                                            7.30%    8/1/2015             4,000            3,953

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)            5.625%   8/15/2029           $17,850       $   13,067
Tulsa OK Muni. Airport Transp. Rev.
 (American Airlines)                                           5.65%   12/1/2035            30,000           27,010
Tulsa OK Muni. Airport Transp. Rev.
 (American Airlines)                                           5.80%   12/1/2004            18,000           17,291
                                                                                                  -----------------
                                                                                                             63,582
                                                                                                  -----------------
OREGON (1.4%)
Clackamas County OR Hosp. Fac. Auth. Rev.
 (Legacy Health System)                                        5.25%    5/1/2021             5,000            4,976
Klamath Falls OR Electric Rev.                                 5.50%    1/1/2007            11,000           11,194
Klamath Falls OR Electric Rev.                                 5.75%    1/1/2013            20,000           20,086
Oregon State Board Higher Educ.                                5.00%    8/1/2031             5,485            5,321
Oregon State Dept. Administrative Services                     5.70%    5/1/2007(2)(Prere.)  3,500            3,896
Portland OR Sewer System Rev.                                  5.50%    6/1/2017(1)          5,000            5,134
Umatilla County OR Hosp. Fac. Auth. Rev.
 (Catholic Health Initiative)                                  5.75%   12/1/2020             3,000            3,087
                                                                                                  -----------------
                                                                                                             53,694
                                                                                                  -----------------
PENNSYLVANIA (7.3%)
Allegheny County PA Airport Rev.
 (Pittsburgh International Airport)                            5.75%    1/1/2011(1)          6,000            6,484
Beaver County PA IDA PCR (Cleveland Electric) PUT              4.60%   10/1/2003            12,950           13,029
Beaver County PA IDA PCR (Toledo Edison) PUT                   4.85%    6/1/2004            20,850           21,055
Bucks County PA IDA (Chandler Health Care)                     5.70%    5/1/2009             1,800            1,707
Bucks County PA IDA (Chandler Health Care)                     6.20%    5/1/2019             1,250            1,134
Chester County PA IDA (Archdiocese of Philadelphia) VRDO       1.70%    5/2/2002LOC            600              600
Delaware County PA Hosp. Auth. Rev.
 (Crozer Chester Medical Center)                              5.125%   12/1/2013             2,400            2,253
Delaware County PA Hosp. Auth. Rev.
 (Crozer Chester Medical Center)                               5.30%   12/1/2027             8,905            7,689
Delaware County PA IDA PCR (PECO Energy Co.) PUT               5.20%   10/1/2004             1,250            1,271
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                               6.10%    1/1/2006             5,500            5,711
Delaware County PA IDA Resource Recovery Rev.
 (American Fuel)                                               6.10%    7/1/2013            30,500           31,205
Geisinger Health System Auth. of Pennsylvania Rev.
 (Penn State Geisinger Health System)                          5.50%   8/15/2023            27,700           28,222
Langhorne PA Higher Educ. & Health Auth. Rev.
 (Lower Bucks Hosp.)                                           7.30%    7/1/2012             4,500            3,420
Langhorne PA Higher Educ. & Health Auth. Rev.
 (Lower Bucks Hosp.)                                           7.35%    7/1/2022             7,625            5,661
Montgomery County PA Higher Educ. & Health Auth. Rev.
 (Brittany Point)                                              8.50%    1/1/2003(Prere.)     5,000            5,321
Montgomery County PA IDA PCR (PECO Energy)                     5.20%   10/1/2030            16,275           16,713
Pennsylvania Convention Center Auth. Rev.                      6.60%    9/1/2009(4)          2,500            2,761
Pennsylvania Convention Center Auth. Rev.                      6.70%    9/1/2014(4)          3,500            3,853
Pennsylvania Convention Center Auth. Rev.                      6.75%    9/1/2019(4)          3,695            4,072
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)            7.05%   12/1/2010             2,500            2,623
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)           7.125%   12/1/2015            14,000           14,644
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Carnegie Mellon Univ.) VRDO                                  1.70%    5/2/2002               700              700
Pennsylvania Housing Finance Agency Rev.                       7.60%    7/1/2013            10,000           10,276
Philadelphia PA Auth. Ind. Dev. Special Fac. Rev.              7.50%    5/1/2010             7,000            2,820

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
 HIGH-YIELD TAX-EXEMPT FUND                                  COUPON         DATE             (000)            (000)
===================================================================================================================
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Hosp.) VRDO                                       1.70%    5/2/2002           $15,800       $   15,800
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Seashore Hosp.)                                   7.00%   8/15/2012             3,540            3,654
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Seashore Hosp.)                                   7.00%   8/15/2017             1,000            1,032
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Children's Seashore Hosp.)                                   7.00%   8/15/2022               500              516
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Methodist Hosp.)                                             7.75%    7/1/2004(Prere.)    11,570           12,960
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
 (Roxborough Memorial Hosp.)                                   7.25%    3/1/2024             9,080            8,799
Philadelphia PA Muni. Auth. Rev.                              6.125%   7/15/2008             4,000            4,140
Philadelphia PA Muni. Auth. Rev.                               6.25%   7/15/2013             5,785            5,929
Philadelphia PA Muni. Auth. Rev.                               6.30%   7/15/2017             1,750            1,776
Philadelphia PA Water & Waste Water Rev.                       7.00%   6/15/2011(3)         21,500           26,005
Sayre PA Health Care Fac. Auth. (VHA of Pennsylvania,
 Pooled Capital Asset Financial Program) VRDO                  1.70%    5/8/2002(2)          3,500            3,500
South Fork PA Hosp. Auth. Rev.
 (Conemaugh Valley Hosp.) VRDO                                 1.65%    5/2/2002(1)          2,200            2,200
                                                                                                  -----------------
                                                                                                            279,535
                                                                                                  -----------------
PUERTO RICO (0.3%)
Puerto Rico GO                                                 5.50%    7/1/2029            10,000           10,285
                                                                                                  -----------------
RHODE ISLAND (0.1%)
Rhode Island Convention Center Auth. Rev.                      5.75%   5/15/2003(2)(Prere.)  5,000            5,292
                                                                                                  -----------------
SOUTH CAROLINA (0.7%)
Greenwood County SC Hosp. Fac. Rev. (Self Memorial Hosp.)      5.50%   10/1/2031             4,000            3,810
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev.
 (Palmetto Health Alliance)                                   7.375%  12/15/2021            19,500           21,072
                                                                                                  -----------------
                                                                                                             24,882
                                                                                                  -----------------

TENNESSEE (1.6%)
Memphis-Shelby County TN Airport Auth. Rev.                    6.00%    3/1/2024(2)          7,450            7,867
Metro. Govt. of Nashville & Davidson County TN Electric Rev.   5.20%   5/15/2023            17,000           17,044
Metro. Govt. of Nashville & Davidson County TN GO              5.50%  10/15/2015(3)         14,935           16,015
Metro. Govt. of Nashville & Davidson County TN GO              5.50%  10/15/2016(3)         13,545           14,418
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
 (Northcrest Medical Center)                                   4.90%    8/1/2008             3,760            3,695
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
 (Northcrest Medical Center)                                   5.25%    8/1/2013             2,500            2,382
                                                                                                  -----------------
                                                                                                             61,421
                                                                                                  -----------------
TEXAS (11.1%)
Austin TX Airport System Rev.                                  6.45%  11/15/2020(1)         17,040           18,507
Brazos River Auth. Texas PCR (Texas Utility Electric Co.) PUT  4.80%    4/1/2003            10,000           10,096
Brazos River Auth. Texas PCR (Texas Utility Electric Co.) PUT  5.40%    5/1/2006            10,970           11,191
Brazos River Auth. Texas PCR (Texas Utility Electric Co.) PUT  5.40%    4/1/2030            24,770           25,287
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)           5.375%    4/1/2019            11,500           10,736
Dallas-Fort Worth TX International Airport Fac.
 Improvement Corp. Rev. (American Airlines)                    5.95%   11/1/2003            21,300           20,722
Dallas-Fort Worth TX International Airport Fac. Improvement
 Corp. Rev. (American Airlines)                                6.05%   11/1/2005             6,250            5,875
Harris County TX GO                                            0.00%   10/1/2013(1)          9,630            5,528

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
Harris County TX GO VRDO                                       1.60%    5/8/2002            $1,000       $    1,000
Harris County TX Health Fac. Dev. Corp. Hosp. Rev.
 (Methodist Hosp. of Houston) VRDO                             1.70%    5/2/2002             8,350            8,350
Harris County TX Health Fac. Dev. Corp. Rev.
 (St. Luke's Episcopal Hosp.) VRDO                             1.70%    5/2/2002            20,500           20,500
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's
 Christian Assoc. of Greater Houston) VRDO                     1.70%    5/2/2002LOC          1,000            1,000
Harris County TX Hosp. Dist. Rev.                              6.00%   2/15/2014(1)         13,985           15,220
Harris County TX Hosp. Dist. Rev.                              7.40%   2/15/2010(2)         17,500           20,281
Harris County TX IDA (Shell Oil Co.) VRDO                      1.65%    5/2/2002             3,000            3,000
Harris County TX Sports Auth. Rev. Capital Appreciation        0.00%  11/15/2026(1)         10,000            2,417
Harris County TX Sports Auth. Rev. Capital Appreciation        0.00%  11/15/2028(1)         10,000            2,148
Harris County TX Sports Auth. Rev. Capital Appreciation        0.00%  11/15/2030(1)         10,000            1,897
Hidalgo County TX Health Mission Hosp.                        6.875%   8/15/2026             7,880            7,747
Houston TX Airport System Special Fac. Rev.
 (Continental Airlines Inc.)                                   6.75%    7/1/2029            23,000           20,873
Houston TX GO                                                 5.375%    3/1/2013(4)          6,500            6,930
Houston TX GO                                                 5.375%    3/1/2015(4)          6,485            6,812
Houston TX GO                                                 5.375%    3/1/2016(4)          4,210            4,389
Houston TX GO                                                  5.50%    3/1/2015(4)          8,440            8,967
Houston TX GO                                                  5.50%    3/1/2016(4)          5,235            5,523
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2010(2)          5,000            3,392
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2011(2)         24,810           15,879
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2012(2)         26,000           15,704
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2024(4)         31,795            7,722
Houston TX Water & Sewer System Rev.                           0.00%   12/1/2028(4)         17,250            3,724
Houston TX Water & Sewer System Rev.                           5.50%   12/1/2016(4)          7,000            7,384
Lower Colorado River Auth. TX PCR
 (Samsung Austin Semiconductor LLC)                            6.95%    4/1/2030             9,000            9,313
Lower Colorado River Auth. TX Rev.                             6.00%   5/15/2013(4)          9,700           10,690
Odessa TX Junior College Dist. Rev.                           8.125%    6/1/2005(Prere.)     9,370           10,916
Sabine River Auth. TX PCR (Texas Utility
 Electric Co.) PUT                                             5.75%   11/1/2011            20,000           20,200
San Antonio TX Electric & Gas Rev.                             5.00%    2/1/2017               790              790
San Antonio TX Electric & Gas Rev.                             5.00%    2/1/2017(ETM)        2,560            2,630
Texas Muni. Power Agency Rev.                                  0.00%    9/1/2016(1)         14,000            6,614
Texas TRAN                                                     3.75%   8/29/2002            13,000           13,090
Texas Turnpike Auth. Dallas Northway Rev.
 (President George Bush Turnpike)                              0.00%    1/1/2011(2)          7,000            4,683
Texas Water Dev. Board GO                                      5.75%    8/1/2031            21,395           22,328
Tomball TX Hosp. Auth. Rev.                                    6.00%    7/1/2025             7,400            7,166
Tomball TX Hosp. Auth. Rev.                                    6.00%    7/1/2029            10,000            9,598
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)         5.30%    7/1/2007             2,250            2,250
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)         5.40%    7/1/2008             2,500            2,494
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)         5.50%    7/1/2009             2,000            1,982
Tyler TX Health Fac. Dev. Corp. (Mother Frances Hosp.)        5.625%    7/1/2013             1,680            1,678
                                                                                                  -----------------
                                                                                                            425,223
                                                                                                  -----------------
UTAH (1.0%)
Intermountain Power Agency Utah Power Supply Rev.              5.00%    7/1/2021            21,960           21,197
Intermountain Power Agency Utah Power Supply Rev.              5.70%    7/1/2017(1)         12,000           12,583
Salt Lake County UT PCR (British Petroleum) VRDO               1.70%    5/2/2002             6,000            6,000
                                                                                                  -----------------
                                                                                                             39,780
                                                                                                  -----------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                   COUPON         DATE             (000)            (000)
===================================================================================================================
VIRGIN ISLANDS (1.2%)
Virgin Islands Public Finance Auth. Rev.                       5.20%   10/1/2009            $3,065       $    3,177
Virgin Islands Public Finance Auth. Rev.                       5.50%   10/1/2007             6,530            6,924
Virgin Islands Public Finance Auth. Rev.                       5.75%   10/1/2013            11,000           10,945
Virgin Islands Public Finance Auth. Rev.                      5.875%   10/1/2018             9,350            9,185
Virgin Islands Public Finance Auth. Rev.                       6.00%   10/1/2008             4,915            5,084
Virgin Islands Public Finance Auth. Rev.                      6.375%   10/1/2019            10,000           10,769
                                                                                                  -----------------
                                                                                                             46,084
                                                                                                  -----------------
VIRGINIA (3.1%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)       7.25%    4/1/2011             5,880            5,719
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)       8.25%    4/1/2032               475              461
Charles City County VA IDA Solid Waste Disposal Rev.
 (Waste Management)                                           4.875%    2/1/2009             7,750            7,399
Chesterfield County VA Mortgage Rev. (Brandermill Woods)       6.50%    1/1/2028            15,759           15,205
Lynchburg VA IDA Healthcare Facs. Rev. (Centra Health)         5.20%    1/1/2018             3,500            3,519
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2013(1)          2,500            2,650
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2016(1)          2,775            2,875
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2017(1)          2,000            2,061
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2018(1)          2,000            2,051
Metro. Washington Airports Auth. Airport System Rev.           5.50%   10/1/2027(1)         24,000           24,243
Pocahontas Parkway Assoc. Virginia Route 895
 Connector Toll Road Rev.                                      5.00%   8/15/2010             6,100            5,057
Pocahontas Parkway Assoc. Virginia Route 895
 Connector Toll Road Rev.                                      5.00%   8/15/2011             3,900            3,156
Pocahontas Parkway Assoc. Virginia Route 895
 Connector Toll Road Rev.                                      5.25%   8/15/2007             4,600            4,147
Pocahontas Parkway Assoc. Virginia Route 895
 Connector Toll Road Rev.                                      5.25%   8/15/2009             6,000            5,179
Pocahontas Parkway Assoc. Virginia Route 895
 Connector Toll Road Rev.                                      5.50%   8/15/2028            36,725           26,479
Virginia Beach VA Dev. Auth. Residential Care Fac.
 Mortgage Rev. (Westminster Canterbury)                        7.25%   11/1/2032             9,000            9,578
                                                                                                  -----------------
                                                                                                            119,779
                                                                                                  -----------------
WASHINGTON (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)        0.00%    6/1/2010(1)         19,550           13,545
Chelan County WA Public Util. Dist. (Rock Island Hydro)        0.00%    6/1/2011(1)         11,400            7,455
Chelan County WA Public Util. Dist. (Rock Island Hydro)        0.00%    6/1/2012(1)         19,650           12,131
Port of Seattle WA Rev.                                        5.75%    5/1/2014            15,600           16,077
Spokane WA Downtown Parking Rev. (River Park Square)           5.60%    8/1/2019             6,000            3,495
Washington GO (Motor Vehicle Fuel Tax)                         5.75%    7/1/2018(3)          6,790            7,033
                                                                                                  -----------------
                                                                                                             59,736
                                                                                                  -----------------

WEST VIRGINIA (0.3%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)     7.00%    7/1/2013(1)          8,390           10,357
                                                                                                  -----------------
WYOMING (0.2%)
Sublette County WY PCR (Exxon) VRDO                            1.65%    5/2/2002             7,850            7,850
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $3,823,731)                                                                   3,888,574
-------------------------------------------------------------------------------------------------------------------

===================================================================================================================
                                                                                              FACE           MARKET
                                                                        MATURITY            AMOUNT           VALUE*
                                                             COUPON         DATE             (000)            (000)
===================================================================================================================
OTHER ASSETS AND LIABILITIES (-1.9%)
-------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                       $ 84,894
Payables for Investment Securities Purchased                                                               (146,649)
Other Liabilities                                                                                           (11,185)
                                                                                                  -----------------
                                                                                                            (72,940)
                                                                                                  -----------------
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                        $3,815,634
-------------------------------------------------------------------------------------------------------------------

*See Note A in Notes to Financial Statements.
*Non-income-producing security--Interest Payments in Default.
For key to abbreviations and other references, see page 98.


================================================================================
AT APRIL 30, 2002, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $3,775,192
Undistributed Net Investment Income                                          --
Accumulated Net Realized Losses                                         (24,401)
Unrealized Appreciation--Note F                                          64,843
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,815,634
================================================================================
Investor Shares--Net Assets
Applicable to 252,407,768 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)              $2,667,194
================================================================================
NET ASSET VALUE PER SHARE--INVESTOR SHARES                               $10.57
================================================================================
Admiral Shares--Net Assets
Applicable to 108,681,760 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)              $1,148,440
================================================================================
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                $10.57
================================================================================

KEY TO ABBREVIATIONS
BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
FLRT--Floating Rate.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
IDR--Industrial Development Revenue Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
RAN--Revenue Anticipation Note.
TAN--Tax Anticipation Note.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

+Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2002.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.

The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

[BLANK PAGE]

[BLANK PAGE]

[BLANK PAGE]

[BLANK PAGE]

[BLANK PAGE]

                                                (C)2002 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.

                                                                     F952 062002